File Nos. 33-23035 and 811-05618

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          ( )
           Pre-Effective Amendment No.                                  ( )
                                            ------------
                                            ------------
           Post-Effective Amendment No.         36                      (X)
                                            ------------
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ( )
           Amendment No.                        266                     (X)
                                            ------------

                        (CHECK APPROPRIATE BOX OR BOXES.)

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               (NAME OF DEPOSITOR)

               5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (763) 765-2913
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                           MINNEAPOLIS, MN 55416-1297
                                 (763) 765-2913
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on April 27, 2009 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
April 27, 2009

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS
                                        1

                THE VALUEMARK[{R}] II AND THE VALUEMARK[{R}] III
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                      ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 11) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes two individual flexible purchase payment variable deferred annuity contracts (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).


The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.


Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


To the extent that the issuance of this Contract may subject Allianz Life to a duty under section 15(d) of the Securities Exchange Act of 1934 to file reports required by section 13(a) of that Act, Allianz Life is relying on the exemption from such reporting provided by Rule 12h-7 under that Act.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 27, 2009



      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. We may offer a fixed account as an Investment Choice under our general account. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund
BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] BlackRock Growth Fund
AZL[{R}] International Index Fund
AZL[{R}] Money Market Fund
BlackRock Global Allocation V.I. Fund
COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund
AZL[{R}] Columbia Technology Fund
DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]
DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
FIRST TRUST
AZL[{R}] First Trust Target Double Play Fund
FRANKLIN TEMPLETON
AZL[{R}] Franklin Small Cap Value Fund
AZL[{R}] Franklin Templeton Founding Strategy Plus Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund
FUND OF FUNDS
AZL[{R}] Allianz Global Investors Select Fund
AZL[{R}] Balanced Index Strategy Fund
AZL[{R}] Fusion Balanced Fund
AZL[{R}] Fusion Conservative Fund
AZL[{R}] Fusion Growth Fund
AZL[{R}] Fusion Moderate Fund
AZL[{R}] Moderate Index Strategy Fund
JENNISON
AZL[{R}] Jennison 20/20 Focus Fund
J.P. MORGAN
AZL[{R}] JPMorgan Large Cap Equity Fund
AZL[{R}] JPMorgan U.S. Equity Fund
NICHOLAS-APPLEGATE
AZL[{R}] NACM International Fund
OPPENHEIMER CAPITAL
AZL[{R}] OCC Growth Fund
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]
OPPENHEIMER FUNDS
AZL[{R}] Oppenheimer Global Fund
AZL[{R}] Oppenheimer International Growth Fund
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]
PIMCO
AZL[{R}] PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS[{R}] Growth and Income Portfolio[(4)
]PIMCO VIT Total Return Portfolio
PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio
SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund
AZL[{R}] Schroder International Small Cap Fund
SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)
]TARGETPLUS PORTFOLIOS
AZL TargetPLUS[SM] Balanced Fund
AZL TargetPLUS[SM] Equity Fund
AZL TargetPLUS[SM] Growth Fund
AZL TargetPLUS[SM] Moderate Fund
TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund
VAN KAMPEN
AZL[{R}] Van Kampen Comstock Fund
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Franchise Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund


(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.
(4) The fund will be liquidated on or about July 17, 2009 and will then no longer be available as an Investment Option under the Contract. For additional information regarding the liquidation, please see the PIMCO VIT StocksPLUS Growth and Income Portfolio prospectus. Any Contract Value remaining in the Investment Option at the time the fund is liquidated will be transferred to the AZL Money Market Fund.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

TABLE OF CONTENTS
FEE TABLES........................4
  Contract Owner Transaction Expenses4
  Contract Owner Periodic Expenses During the Accumulation and Annuity Phases4 Annual Operating Expenses of the Investment Options5
  Examples........................5
1.THE VARIABLE ANNUITY CONTRACTS..6
  Ownership.......................7
2.THE ANNUITY PHASE...............8
  Income Date.....................8
  Partial Annuitization...........8
  Annuity Options.................9
  Annuity Payments...............11
3.PURCHASE.......................12
  Purchase Payments..............12
  Automatic Investment Plan (AIP)12
  Allocation of Purchase Payments12
  Tax-Free Section 1035 Exchanges13
  Accumulation Units/Computing the Contract Value13
4.INVESTMENT OPTIONS.............14
  Substitution and Limitation on Further Investments22
  Transfers......................22
  Excessive Trading and Market Timing24
  Dollar Cost Averaging (DCA) Program26
  Flexible Rebalancing...........26
  Financial Advisers - Asset Allocation Programs26
  Voting Privileges..............27
5.OUR GENERAL ACCOUNT............27
6.EXPENSES.......................28
  Separate Account Annual Expenses28
  Contract Maintenance Charge....28
  Withdrawal Charge..............28
  Transfer Fee...................30
  Premium Taxes..................30
  Income Taxes...................30
  Investment Option Expenses.....31
7.TAXES..........................31
  Annuity Contracts in General...31
  Qualified Contracts............31
  Multiple Contracts.............32
  Partial 1035 Exchanges.........32
  Distributions - Non-Qualified Contracts32
  Distributions - Qualified Contracts33
  Assignments, Pledges and Gratuitous Transfers34
  Death Benefits.................34
  Withholding....................34
  Federal Estate Taxes...........35
  Generation-Skipping Transfer Tax35
  Foreign Tax Credits............35
  Annuity Purchases by Nonresident Aliens and
  Foreign Corporations...........35
  Possible Tax Law Changes.......35
  Diversification................35
  Required Distributions.........36
8.ACCESS TO YOUR MONEY...........36
  Partial Withdrawal Privilege...37
  Systematic Withdrawal Program..37
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 37
  Suspension of Payments or Transfers38
9.DEATH BENEFIT..................38
  Death Benefit..................38
  Death of the Owner.............38
  Death of the Annuitant.........39
  Death Benefit Payment Options..39
10.OTHER INFORMATION.............40
  Allianz Life...................40
  The Separate Account...........40
  Distribution...................40
  Additional Credits for Certain Groups41
  Administration/Allianz Service Center42
  Legal Proceedings..............42
  Financial Statements...........42
11.GLOSSARY......................43
12.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)45 13.PRIVACY AND SECURITY STATEMENT46
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
EACH INVESTMENT OPTION...........48
APPENDIX B - CONDENSED FINANCIAL INFORMATION53
FOR SERVICE OR MORE INFORMATION..63

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

FEE TABLES
The following tables describe the fees and expenses that you will pay when owning and taking a withdrawal from the Contracts. For more information, see section 6, Expenses.


The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contracts during the Accumulation Phase or if you make transfers.


CONTRACT OWNER TRANSACTION EXPENSES

VALUEMARK II:                                                      VALUEMARK III:
WITHDRAWAL CHARGE[(1)] DURING THE ACCUMULATION PHASE               WITHDRAWAL CHARGE[(1)] DURING THE ACCUMULATION PHASE
(as a percentage of each Purchase Payment withdrawn)               (as a percentage of each Purchase Payment withdrawn)
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  CHARGE   NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  CHARGE
                         PAYMENT                                                            PAYMENT
                            0                               5.0%                               0                               6.0%
                            1                               5.0%                               1                               5.0%
                            2                               4.0%                               2                               4.0%
                            3                               3.0%                               3                               3.0%
                            4                               1.5%                               4                               1.5%
                     5 years or more                        0.0%                        5 years or more                        0.0%

TRANSFER FEE[(2)]The lesser of $25 or 2% of the amount transferred
PREMIUM TAXES[(3)].................0% to 3.5%
(as a percentage of each Purchase Payment)



CONTRACT OWNER PERIODIC EXPENSES DURING THE ACCUMULATION AND ANNUITY PHASES The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charge and the administrative charge.

CONTRACT MAINTENANCE CHARGE[(4)]..........$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

 M&E CHARGE            1.25%
 ADMINISTRATIVE CHARGE 0.15%
                      -------
 TOTAL                 1.40%

(1)The partial withdrawal privilege for each Contract Year is equal to 15% of your total Purchase Payments, less any previous withdrawals taken under the partial withdrawal privilege or as a RMD payment during that Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.
(2)The Contracts provide that if more than three transfers have been made in a Contract Year, we may deduct a transfer fee. Currently, we permit you to make 12 free transfers each Contract Year. Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently, we only deduct the transfer fee during the Accumulation Phase, but we reserve the right to also deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(3)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.
(4)During the Accumulation Phase, we waive the contract maintenance charge if your Contract Value or total Purchase Payments (less withdrawals) is at least $100,000 at the time we are to deduct the charge. Currently, we also waive this charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, see section 6, Expenses - Contract Maintenance Charge.



      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                  MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                 0.47%   1.93%
(including management fees, distribution or 12b-1 fees,
and other expenses) before fee waivers and expense reimbursements


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The entire $30 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if at the end of year the Contract Value or the total Purchase Payments (less withdrawals) is at least $100,000; or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000.


Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.


VALUEMARK II CONTRACT:
If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES       1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
1.93% (the maximum Investment Option operating expense)   $791  $1,334  $1,923   $3,922
0.47% (the minimum Investment Option operating expense)   $645    $898  $1,198   $2,490


VALUEMARK III CONTRACT:
If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES       1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:

1.93% (the maximum Investment Option operating expense)   $876  $1,334  $1,923   $3,922
0.47% (the minimum Investment Option operating expense)   $730    $898  $1,198   $2,490

VALUEMARK II AND VALUEMARK III CONTRACTS:
If you do not take a full withdrawal or if you take a Full Annuitization of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES       1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
1.93% (the maximum Investment Option operating expense)   $366  $1,114  $1,886   $3,922
0.47% (the minimum Investment Option operating expense)   $220    $678  $1,161   $2,490


See Appendix B for condensed financial information regarding the Accumulation Unit values.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

1. THE VARIABLE ANNUITY CONTRACTS
This prospectus describes two variable deferred annuity Contracts that were issued by Allianz Life. The Contracts are no longer offered for sale. However, as an existing Owner, you can make additional Purchase Payments to your Contract during the Accumulation Phase subject to certain restrictions.


An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DID NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT, ALTHOUGH IT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income
Date), and it must be the first day of a calendar month. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.

Your Investment Choices include Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase of the Contract depend in large part upon the investment performance of any Investment Options you select.


The Contracts may include a fixed account as a general account Investment Choice. If you select the fixed account, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

STATE SPECIFIC CONTRACT RESTRICTIONS
Contacts are subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, DCA programs, endorsements, and/or riders.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.


If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.


CONTINGENT OWNER (VALUEMARK II CONTRACTS ONLY)
In Contracts containing contingent Owner provisions, you can designate a contingent Owner. Any contingent Owner must be the spouse of the Owner.


JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.


NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009
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                                       8

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.



2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS (OTHER THAN ANNUITY PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.


INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date must be the first day of a calendar month. The Income Date cannot be later than the month following the later of: a) the Annuitant's 85th birthday, or b) ten years (eight years in Pennsylvania) from the Issue Date. With respect to Valuemark II Contracts, if you did not select an Income Date at Contract issue the Income Date will be the later of: a) the Annuitant's 65th birthday (or 85th birthday for certain Contracts), or b) ten years from Issue Date. We asked you to choose your Income Date when you purchased the Contract. You can change it at any time before the Income Date with 30 days notice to us.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Annuity Payments at any time. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

A Partial Annuitization will decrease the Contract Value and therefore, the amounts available for withdrawals, additional Annuity Payments and the death benefit. For more information, see the discussion of the death benefit that applies to your Contract in section 9, Death Benefit.


FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


ANNUITY OPTIONS
You can choose one of the following Annuity Options or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days prior written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.


OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Annuity Payment.
  (F)= Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").


WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} =

15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

ANNUITY PAYMENTS
You can request Annuity Payments as a variable payout, a fixed payout, or a combination of both.

For Valuemark II Contracts, if you do not select an Annuity Option before the Income Date, we will make fixed Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments. For Valuemark III Contracts, if you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2, with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments), except as provided for under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50, or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.


If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

The AIR is 5%. We may agree with you to use a different value, however, the AIR will never exceed 7%. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.


EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

3. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase. YOU CANNOT MAKE ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE). The maximum total amount we will accept without our prior approval is $1 million. We reserve the right to decline any Purchase Payment.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.


AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.


ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.


If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.


Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase
  Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios, is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.


We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                               INVESTMENT OPTIONS

    INVESTMENT       NAME OF INVESTMENT OPTION   ASSET CATEGORY      OBJECTIVE(S)                   PRIMARY INVESTMENTS
MANAGEMENT COMPANY                                                                               (Normal market conditions)
       AND
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM International Equity  International  Long-term growth of     At least 80% of its assets in a diversified
Investment         Fund                              Equity     capital                 portfolio of international equity securities
Management                                                                              whose issuers are considered by the fund's
LLC/Invesco Aim                                                                         subadviser to have strong earnings momentum.
Capital
Management, Inc.
BLACKROCK
Managed by Allianz AZL BlackRock Capital          Large Growth  Long-term growth of     Invests at least 80% of total assets in
Investment         Appreciation Fund                            capital                 common and preferred stock and securities
Management                                                                              convertible into common and preferred stock
LLC/BlackRock                                                                           of mid-size and large-size companies.
Capital
Management, Inc.
                   AZL BlackRock Growth Fund      Large Growth  Maximum long-term       Invests at least 80% of total assets in
                                                                capital appreciation    common and preferred stock and securities
                                                                with minimum long-term  convertible into common and preferred stock
                                                                risk to principal       of mid- and large-size companies.
                   AZL International Index Fund  International  Match the performance   Invests at least 80% of its assets in a
                                                     Equity     of the MSCI             statistically selected sampling of equity
                                                                EAFE[{R}]  securities of companies included in the
                                                                Index as closely as     Morgan Stanley Capital Inernational Europe,
                                                                possible                Australia and Far East Index (MSCI EAFE) and
                                                                                        in derivative instruments linked to the MSCI
                                                                                        EAFE index.
Managed by Allianz AZL Money Market Fund              Cash      Current income          Invests in a broad range of short-term, high
Investment                                         Equivalent   consistent with         quality U.S. dollar-denominated money market
Management                                                      stability of principal  instruments, including government, U.S. and
LLC/BlackRock                                                                           foreign bank, commercial and other
Institutional                                                                           obligations. During extended periods of low
Management                                                                              interest rates, and due in part to contract
Corporation                                                                             fees and expenses, the yield of the AZL
                                                                                        Money Market Fund may also become extremely
                                                                                        low and possibly negative.
Managed by         BlackRock Global Allocation     Specialty    High total investment   Invests in both equity and debt securities
BlackRock          V.I. Fund                                    return                  of issuers located around the world to
Advisors,                                                                               achieve a combination of capital growth and
LLC/BlackRock                                                                           income.
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited
COLUMBIA
Managed by Allianz AZL Columbia Mid Cap Value       Mid Cap     Long-term growth of     Invests at least 80% of net assets in equity
Investment         Fund                                         capital                 securities of companies that have market
Management                                                                              capitalizations in the range of the
LLC/Columbia                                                                            companies in the Russell
Management                                                                              Midcap[{R}] Value Index at the
Advisors, LLC                                                                           time of purchase that the fund's subadviser
                                                                                        believes are undervalued and have the
                                                                                        potential for long-term growth.
                   AZL Columbia Small Cap Value    Small Cap    Long-term capital       Invests at least 80% of net assets in equity
                   Fund                                         appreciation            securities of companies with market
                                                                                        capitalizations in the range of the
                                                                                        companies in the Russell 2000 Value
                                                                                        Index[{R}] at the time of
                                                                                        purchase that the subadviser believes are
                                                                                        undervalued.
                   AZL Columbia Technology Fund    Specialty    Capital Appreciation    At least 80% of its total net assets in
                                                                                        common stocks of U.S and foreign technology
                                                                                        companies that may benefit from
                                                                                        technological improvements, advancements or
                                                                                        developments.
DAVIS
Managed by Allianz AZL Davis NY Venture Fund      Large Value   Long-term growth of     Invests the majority of assets in equity
Investment                                                      capital                 securities issued by large companies with
Management                                                                              market capitalizations of at least
LLC/Davis Selected                                                                      $10 billion.
Advisers, L.P.
Managed by Davis   Davis VA Financial Portfolio    Specialty    Long-term growth of     At least 80% of net assets in securities
Advisors                                                        capital                 issued by companies  principally engaged in
                                                                                        the financial services sector.
                   Davis VA Value Portfolio       Large Value   Long-term growth of     Invests primarily in equity securities
                                                                capital                 issued by large companies with market
                                                                                        capitalizations of at least $10 billion.



      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       16


DREYFUS
Managed by Allianz AZL Dreyfus Equity Growth      Large Growth  Long-term growth of     Primarily invests in common stocks of large,
Investment         Fund                                         capital and income      well-established and mature companies.
Management                                                                              Normally invests at least 80% of its net
LLC/Founders Asset                                                                      assets in stocks that are included in a
Management LLC                                                                          widely recognized index of stock market
                                                                                        performance. May invest in non-dividend
                                                                                        paying companies if they offer better
                                                                                        prospects for capital appreciation. May
                                                                                        invest up to 30% of its total assets in
                                                                                        foreign securities.
Managed by Allianz AZL S&P 500 Index Fund         Large Blend   Match total return of   Normally invests in all 500 stocks in the
Investment                                                      the S&P                 S&P 500[{R}] in proportion to
Management LLC/The                                              500[{R}]   their weighting in the index.
Dreyfus
Corporation
                   AZL Small Cap Stock Index       Small Cap    Match performance of    Invests in a representative sample of stocks
                   Fund                                         the S&P SmallCap 600    included in the S&P SmallCap 600
                                                                Index{R}   Index[{R}], and in futures
                                                                                        whose performance is related to the index,
                                                                                        rather than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First Trust Target Double  Large Blend   Total Return            Invests primarily in common stocks of
Investment         Play Fund                                                            companies that are identified by a model
Management                                                                              based on an allocation of 50% in two
LLC/First Trust                                                                         separate strategies that seek to provide
Advisors L.P.                                                                           above-average total return.
FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin Small Cap Value    Small Cap    Long-term total return  Under normal market conditions, invests at
Investment         Fund                                                                 least 80% of its net assets in investments
Management                                                                              of small capitalization companies similar to
LLC/Franklin                                                                            those that comprise the Russell
Advisory Services,                                                                      2500{trademark} Index at the time of
LLC                                                                                     investment.
Managed by Allianz AZL Franklin Templeton          A "Fund of   Long-term capital       Invests in a combination of subportfolios or
Investment         Founding Strategy Plus Fund    Funds" Model  appreciation, with      strategies, each of which is managed by an
Management                                         Portfolio    income as a secondary   asset manager that is part of Franklin
LLC/Franklin                                                    goal                    Templeton.
Mutual Advisers,
LLC, Templeton
Global Advisors
Limited, and
Franklin Advisers,
Inc.
Managed by         Franklin Global Real Estate     Specialty    High Total Return       At least 80% of net assets in investments of
Franklin Templeton Securities Fund                                                      companies located anywhere in the world that
Institutional, LLC                                                                      operate in the real estate sector and
                                                                                        normally invests predominantly in equity
                                                                                        securities.
Managed by         Franklin Growth and Income     Large Value   Capital appreciation,   Invests predominantly in a broadly
Franklin Advisers, Securities Fund                              with current income as  diversified portfolio of equity securities,
Inc.                                                            a secondary goal        including securities convertible into common
                                                                                        stock.
                   Franklin High Income            High-Yield   High current income     Invests primarily to predominantly in debt
                   Securities Fund                   Bonds      with capital            securities offering high yield and expected
                                                                appreciation as a       total return.
                                                                secondary goal
                   Franklin Income Securities      Specialty    Maximize income while   Normally invests in debt and equity
                   Fund                                         maintaining prospects   securities, including corporate, foreign and
                                                                for capital             U.S. Treasury bonds and stocks with dividend
                                                                appreciation            yields the manager believes are attractive.
                   Franklin Large Cap Growth      Large Growth  Capital appreciation    At least 80% of net assets in investments of
                   Securities Fund                                                      large capitalization companies, and normally
                                                                                        invests predominantly in equity securities.
Managed by         Franklin Rising Dividends        Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                              appreciation with       companies that have paid rising dividends,
Services, LLC                                                   preservation of capital and normally invests predominantly in equity
                                                                as an important         securities.
                                                                consideration
Managed by         Franklin Small-Mid Cap Growth    Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin           Securities Fund                              growth                  small capitalization and mid capitalization
Advisers, Inc.                                                                          companies and normally invests
                                                                                        predominantely in equity securities.
Managed by         Franklin Small Cap Value        Small Cap    Long term total return  At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                                                      small capitalization companies and normally
Services, LLC                                                                           invests predominantly in equity securities.



      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       17


Administered by    Franklin Templeton VIP            Model      Capital appreciation    Invests equal portions in Class 1 shares of
Franklin Templeton Founding Funds Allocation       Portfolio    with income as a        the Franklin Income Securities Fund, Mutual
Services, LLC      Fund                             (Fund of    secondary goal.         Shares Securities Fund, and Templeton Growth
                                                     Funds)                             Securities Fund.
Managed by         Franklin U.S. Government Fund   Short-Term   Income                  At least 80% of its net assets in U.S.
Franklin Advisers,                                   Bonds                              government securities and normally invests
Inc.                                                                                    primarily in fixed and variable rate
                                                                                        mortgage-backed securities.
                   Franklin Zero Coupon Fund     Intermediate-  As high an investment   Normally invests at least 80% of its net
                   2010                            Term Bonds   return as is consistent assets in zero coupon debt securities. The
                                                                with capital            fund will mature in December of 2010 and
                                                                preservation            will then no longer be available as an
                                                                                        Investment Option under the Contract. For
                                                                                        additional information regarding the
                                                                                        maturity of the fund, please see the
                                                                                        Franklin Zero Coupon Fund prospectus.
Managed by         Mutual Global Discovery       International  Capital appreciation    Invests primarily in U.S. and foreign equity
Franklin Mutual    Securities Fund                   Equity                             securities that the manager believes are
Advisers,                                                                               undervalued. The fund also invests, to a
LLC/Franklin                                                                            lesser extent, in risk arbitrage securities
Templeton                                                                               and distressed companies.
Investment
Management Limited
Managed by         Mutual Shares Securities Fund  Large Value   Capital appreciation,   Invests primarily in U.S. and foreign equity
Franklin Mutual                                                 with income as a        securities that the manager believes are
Advisers, LLC                                                   secondary goal          undervalued. The fund also invests, to a
                                                                                        lesser extent, in risk arbitrage securities
                                                                                        and distressed companies.
Managed by         Templeton Foreign Securities  International  Long-term capital       Normally invests at least 80% of net assets
Templeton          Fund                              Equity     growth                  in investments of issuers located outside
Investment                                                                              the U.S., including those in emerging
Counsel, LLC                                                                            markets, and normally invests predominantly
                                                                                        in equity securities.
Managed by         Templeton Global Bond         Intermediate-  High current income,    Normally invests at least 80% of its net
Franklin Advisers, Securities Fund                 Term Bonds   consisent with          assets in bonds, which include debt
Inc.                                                            preservation of         securities of any maturity, such as bonds,
                                                                capital, with capital   notes, bills and debentures. The fund may
                                                                appreciation as a       invest a portion of its total assets in
                                                                secondary consideration bonds rated below investment grade and a significant portion of its assets in foreign
                                                                                        securities.
Managed by         Templeton Growth Securities   International  Long-term capital       Normally invests primarily in equity
Templeton Global   Fund                              Equity     growth                  securities of companies located anywhere in
Advisors                                                                                the world, including those in the U.S. and
Limited/Templeton                                                                       in emerging markets.
Asset Management
Ltd.
FUND OF FUNDS
Managed by Allianz AZL Allianz Global Investors    A "Fund of   Long-term capital       Normally invests in a combination of AGI
Investment         Select Fund                    Funds" Model  appreciation with       Mutual Funds, with 45% to 65% of the fund's
Management LLC                                     Portfolio    preservation of capital assets allocated to equity investments and
                                                                                        35% to 55% allocated to fixed income
                                                                                        investments.
                   AZL Balanced Index Strategy     A "Fund of   Long-term capital       Invests primarily in a combination of five
                   Fund                           Funds" Model  appreciation with       underlying bond and equity index funds.
                                                   Portfolio    preservation of capital
                   AZL Fusion Balanced Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation with       to achieve a range generally from 40% to 60%
                                                   Portfolio    preservation of capital of assets in equity funds with the remaining
                                                                as an important         balance invested in fixed income funds.
                                                                consideration
                   AZL Fusion Conservative Fund    A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation with       to achieve a range generally from 25% to 45%
                                                   Portfolio    preservation of capital of assets in equity funds with the remaining
                                                                as an important         balance invested in fixed income funds.
                                                                consideration
                   AZL Fusion Growth Fund          A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 70% to 90%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.
                   AZL Fusion Moderate Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 55% to 75%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.
                   AZL Moderate Index Strategy     A "Fund of   Long-term capital       Invests primarily in a combination of five
                   Fund                           Funds" Model  appreciation            underlying bond and equity index funds.
                                                   Portfolio
JENNISON
Managed by Allianz AZL Jennison 20/20 Focus Fund  Large Blend   Long-term growth of     At least 80% of its total assets in
Investment                                                      capital                 approximately 40 (which may range up to 45)
Management                                                                              equity and equity-related securities of
LLC/Jennison                                                                            companies that the subadviser believes have
Associates LLC                                                                          strong capital appreciation potential.



      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       16


J.P. MORGAN
Managed by Allianz AZL JPMorgan Large Cap Equity  Large Blend   Long-term growth of     Invests at least 80% of its net assets, plus
Investment         Fund                                         capital                 any borrowings for investment purposes,
Management                                                                              primarily in equity securities of large- and
LLC/J.P. Morgan                                                                         medium-capitalization U.S. companies.
Investment
Management, Inc.
                   AZL JPMorgan U.S. Equity Fund  Large Blend   High total return       Invests at least 80% of its net assets, plus
                                                                                        any borrowings for investment purposes,
                                                                                        primarily in equity securities of large- and
                                                                                        medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM International Fund   International  Maximum long-term       At least 80% of its net assets in securities
Investment                                           Equity     capital appreciation    of companies in developed countries located
Management                                                                              outside the U.S., represented in the Morgan
LLC/Nicholas-                                                                           Stanley Capital International Europe
Applegate Capital                                                                       Australasia Far East (MSCI EAFE) Index.
Management, LLC
OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC Growth Fund            Large Growth  Long-term growth of     Invests at least 65% of its assets in common
Investment                                                      capital with income as  stocks of "growth" companies with market
Management LLC/                                                 an incidental           capitalizations of at least $5 billion.
Oppenheimer                                                     consideration
Capital LLC
                   AZL OCC Opportunity Fund        Small Cap    Capital appreciation    At least 65% of its assets in common stocks
                                                                                        of "growth" companies with market
                                                                                        capitalizations of less than $2 billion at
                                                                                        the time of investment.
Managed by Allianz OpCap Mid Cap Portfolio          Mid Cap     Long-term capital       Invests at least 80% of its net assets in
Global Investors                                                appreciation            equity securities of companies with market
Fund Management                                                                         capitalizations between $500 million and $15
LLC                                                                                     billion at the time of purchase that the
                                                                                        adviser believes are undervalued in the
                                                                                        marketplace.
OPPENHEIMERFUNDS
Managed by Allianz AZL Oppenheimer Global Fund   International  Capital appreciation    Invests mainly in common stocks of mid and
Investment                                           Equity                             large-cap companies in the U.S. and foreign
Management LLC/                                                                         countries, including countries with
OppenheimerFunds,                                                                       developed and emerging markets.
Inc.
                   AZL Oppenheimer International International  Long-term capital       Common stocks of growth companies that are
                   Growth Fund                       Equity     appreciation            domiciled outside the U.S. or have their
                                                                                        primary operations outside the U.S.,
                                                                                        including companies in emerging markets.
Managed by         Oppenheimer Global Securities International  Long-term capital       Invests mainly in common stocks of U.S. and
OppenheimerFunds,  Fund/VA                           Equity     appreciation            foreign issuers, currently with an emphasis
Inc.                                                                                    in developed markets.
                   Oppenheimer High Income         High-Yield   High level of current   Invests mainly in a variety of high-yield
                   Fund/VA                           Bonds      income                  fixed-income securities of domestic and
                                                                                        foreign issuers with at least 65% of total
                                                                                        assets in high-yield, lower-grade fixed
                                                                                        income securities commonly known as "junk"
                                                                                        bonds.
                   Oppenheimer Main Street        Large Blend   High total return       Invests mainly in common stocks of U.S.
                   Fund[{R}]/VA                    (which includes growth  companies of different capitalization
                                                                in the value of its     ranges, presently focusing on large-
                                                                shares as well as       capitalization issuers.
                                                                current income)
PIMCO
Managed by Allianz AZL PIMCO Fundamental          Large Blend   Exceed the total return Invests substantially all assets in
Investment         IndexPLUS Total Return Fund                  of the FTSE             derivative instruments based on the Enhanced
Management                                                      RAFI{trademark} 1000    RAFI{trademark} 1000, backed by a portfolio
LLC/Pacific                                                     Index                   of short and intermediate term fixed income
Investment                                                                              instruments.
Management Company
LLC
Managed by Pacific PIMCO VIT All Asset Portfolio   Specialty    Maximum real return     Invests in institutional class shares of the
Investment                                          (Fund of    consistent with         underlying PIMCO Funds and does not invest
Management Company                                   Funds)     preservation of real    directly in stocks or bonds of other
LLC                                                             capital and prudent     issuers.
                                                                investment management



      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       19


                   PIMCO VIT CommodityReal         Specialty    Maximum real return     Invests in commodity linked derivative
                   Return[TM] Strategy Portfolio                consistent with prudent instruments backed by a portfolio of
                                                                investment management   inflation-indexed securities and other fixed
                                                                                        income securities.
                   PIMCO VIT Emerging Markets    Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Bond Portfolio                  Term Bonds   consistent with         instruments of issuers that economically are
                                                                preservation of capital tied to countries with emerging securities and prudent investment  markets.
                                                                management
                   PIMCO VIT Global Bond         Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Portfolio (Unhedged)            Term Bonds   consistent with         instruments of issuers in at least three
                                                                preservation of capital countries (one of which may be the U.S.), and prudent investment  which may be represented by futures
                                                                management              contracts. May invest, without limitation,
                                                                                        in securities of issuers in emerging market
                                                                                        countries.
                   PIMCO VIT Global Multi-Asset    A "Fund of   Total return which      Invests in a combination of affiliated and
                   Portfolio                      Funds" Model  exceeds a 60% MSCI      unaffiliated funds, fixed income
                                                   Portfolio    World Index/40%         instruments, equity securities, forwards and
                                                                Barclays Capital U.S.   derivatives. Typically invests 20% to 80% of
                                                                Aggregate Index blend   total assets in equity-related investments.
                   PIMCO VIT High Yield            High-Yield   Maximum total return,   At least 80% of assets in a diversified
                   Portfolio                         Bonds      consistent with         portfolio of high-yield securities ("junk
                                                                preservation of capital bonds") rated below investment grade, but at and prudent investment  least Caa by Moody's or equivalently rated
                                                                management              by S&P or Fitch. May invest up to 20% of
                                                                                        total asets in securities denominated in
                                                                                        foreign currencies.
                   PIMCO VIT Real Return         Intermediate-  Maximum real return,    At least 80% of its net assets in inflation-
                   Portfolio                       Term Bonds   consistent with         indexed bonds of varying maturities issued
                                                                preservation of real    by the U.S. and non-U.S. governments, their
                                                                capital and prudent     agencies or instrumentalities and
                                                                investment management   corporations.
                   PIMCO VIT                      Large Growth  Total return which      Invests substantially in S&P
                   StocksPLUS[{R}]                 exceeds that of the S&P 500[{R}] derivatives, backed by
                   Growth and Income Portfolio                  500[{R}]   a portfolio of fixed income instruments. May
                                                                                        invest in common stocks, options, futures,
                                                                                        options on futures, and swaps.
                                                                                        The fund will be liquidated on or about July
                                                                                        17, 2009 and will then no longer be
                                                                                        available as an Investment Option under the
                                                                                        Contract. For additional information
                                                                                        regarding the liquidation, please see the
                                                                                        PIMCO VIT StocksPLUS Growth and Income
                                                                                        Portfolio prospectus. Any Contract Value
                                                                                        remaining in the Investment Option at the
                                                                                        time the fund is liquidated will be
                                                                                        transferred to the AZL Money Market Fund.
                   PIMCO VIT Total Return        Intermediate-  Maximum total return,   At least 65% of total assets in a
                   Portfolio                       Term Bonds   consistent with         diversified portfolio of fixed income
                                                                preservation of capital instruments of varying maturities, which may and prudent investment  be represented by forwards or derivatives
                                                                management              such as options, futures contracts, or swap
                                                                                        agreements.
PRUDENTIAL
Managed by         SP International Growth       International  Long-term growth of     Invests primarily in equity-related
Prudential         Portfolio                         Equity     capital                 securities of foreign issuers with at least
Investments                                                                             65% of its total assets in common stocks of
LLC/William Blair                                                                       foreign companies operating or based in at
& Company LLC and                                                                       least five different countries.
Marsico Capital
Management LLC
Managed by         SP Strategic Partners Focused  Large Growth  Long-term growth of     At least 65% of total assets in equity and
Prudential         Growth Portfolio                             capital                 equity-related securities of U.S. companies
Investments                                                                             that the adviser believes to have strong
LLC/Jennison                                                                            capital appreciation potential.
Associates LLC and
AllianceBernstein
L.P.



      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       20


SCHRODER
Managed by Allianz AZL Schroder Emerging Markets   Specialty    Capital appreciation    Invests at least 80% of its net assets in
Investment         Equity Fund                                                          equity securities of companies that the
Management                                                                              subadviser believes to be "emerging market"
LLC/Schroder                                                                            issuers. May invest remainder of assets in
Investment                                                                              securities of issuers located anywhere in
Management North                                                                        the world.
America Inc.
                   AZL Schroder International    International  Long-term capital       At least 80% of net assets in equity
                   Small Cap Fund                    Equity     appreciation            securities of small capitalization companies
                                                                                        located outside the U.S. (generally with
                                                                                        market capitalizations of $3.5 billion or
                                                                                        less at the time of investment) that it
                                                                                        believes offer the potential for capital
                                                                                        appreciation.
SELIGMAN
Managed by J. & W. Seligman Smaller-Cap Value      Small Cap    Long-term capital       At least 80% of net assets in common stocks
Seligman & Co.     Portfolio                                    appreciation            of "value" companies with smaller market
Incorporated                                                                            capitalizations (up to $3 billion) at the
                                                                                        time of purchase by the portfolio.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS Balanced Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation with       of equity and fixed income securities with
Management                                                      preservation of capital 40% to 60% allocated to the equity portfolio
LLC/First Trust                                                 as an important         and the balance allocated to the fixed
Advisors L.P. and                                               consideration           income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
Managed by Allianz AZL TargetPLUS Equity Fund        Model      Total return            Invests at least 80% of net assets in common
Investment                                         Portfolio                            stocks of companies that are identified by a
Management                                                                              model based on an allocation of 20% of fund
LLC/First Trust                                                                         assets in each of five separate strategies.
Advisors L.P.
Managed by Allianz AZL TargetPLUS Growth Fund        Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation            of equity and fixed income securities with
Management                                                                              70% to 90% allocated to the equity portfolio
LLC/First Trust                                                                         and the balance allocated to the fixed
Advisors L.P. and                                                                       income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
                   AZL TargetPLUS Moderate Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
                                                   Portfolio    appreciation            of equity and fixed income securities with
                                                                                        55% to 75% allocated to the equity portfolio
                                                                                        and the balance allocated to the fixed
                                                                                        income portfolio. May invest a significant
                                                                                        portion of its total assets in securities of
                                                                                        non-U.S. companies.
TURNER
Managed by Allianz AZL Turner Quantitative Small   Small Cap    Long-term growth of     At least 80% of its net assets in common
Investment         Cap Growth Fund                              capital                 stocks and other equity securities of U.S.
Management                                                                              companies with small market capitalizations
LLC/Turner                                                                              that the subadviser believes, based on a
Investment                                                                              quantitative model, have strong earnings
Partners, Inc.                                                                          growth potential. Small capitalization
                                                                                        companies are defined as companies with
                                                                                        market capitalizations, at the time of
                                                                                        purchase, in the range of companies included
                                                                                        in the Russell[ ]2000[{R}]
                                                                                        Growth Index.



      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       21


VAN KAMPEN
Managed by Allianz AZL Van Kampen Comstock Fund   Large Value   Capital growth and      Invests at least 80% of net assets in common
Investment                                                      income                  stocks with the potential for capital growth
Management LLC/Van                                                                      and income. May invest  up to 25% of total
Kampen Asset                                                                            assets in foreign securities.
Management
                   AZL Van Kampen Equity and       Specialty    Highest possible income Invests at least 65% of its total assets in
                   Income Fund                                  consistent with safety  income-producing equity securities and also of principal with long- invests in investment grade quality debt term growth of capital  securities. May invest up to 25% ot total
                                                                as an important         assets in foreign securities, including
                                                                secondary objective     emerging market securities.
                   AZL Van Kampen Global         International  Long term capital       Invests primarily in a portfolio of equity
                   Franchise Fund                    Equity     appreciation            securities of issuers located throughout the
                                                                                        world that it believes have, among other
                                                                                        things, resilient business franchises and
                                                                                        growth potential. Normally invests at least
                                                                                        65% of total assets in securities of issuers
                                                                                        from at least three different countries,
                                                                                        which may include the U.S.
                   AZL Van Kampen Global Real      Specialty    Income and capital      Invests at least 80% of assets in equity
                   Estate Fund                                  appreciation            securities of companies in the real estate
                                                                                        industry located throughout the world,
                                                                                        including real estate investment trusts and
                                                                                        real estate operating companies established
                                                                                        outside the U.S.
                   AZL Van Kampen Growth and      Large Value   Income and long-term    Invests at least 65% of total assets in
                   Income Fund                                  growth of capital       income-producing equity securities,
                                                                                        including common stocks and convertible
                                                                                        securities; also in non-convertible
                                                                                        preferred stocks and debt securities rated
                                                                                        "investment grade." May invest  up to 25% of
                                                                                        total assets in foreign securities,
                                                                                        including emerging market securities.
                   AZL Van Kampen Mid Cap Growth    Mid Cap     Capital growth          At least 80% of net assets in common stocks
                   Fund                                                                 and other equity securities of mid
                                                                                        capitalization growth companies.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Choice.
o You cannot make a partial transfer if the amount remaining in the Investment Choice would be less than $1,000.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that the exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect this program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Options to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.


VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.


We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We may offer a fixed account as an Investment Choice under our general account during the Accumulation Phase. The fixed account is not available for Contracts issued in Washington. Any amounts you allocate to the fixed account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section:


SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. During both the Accumulation and Annuity Phases, the M&E charge is equal to 1.25% on an annual basis, and the administrative charge is equal to 0.15% on an annual basis.


MORTALITY AND EXPENSE RISK (M&E) CHARGES
This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE
This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct if proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment. This charge cannot be increased.

During the Accumulation Phase, we will not deduct this charge if the Contract Value or the total Purchase Payments (less withdrawals) is at least $100,000 at the time we are to deduct the charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.


WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within five complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay the contract maintenance charge, Annuity Payments, death benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.


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For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for five or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 8, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

                              VALUEMARK II:
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                                                 --------
                                0                                  5.0%
                                1                                  5.0%
                                2                                  4.0%
                                3                                  3.0%
                                4                                  1.5%
                         5 years or more                           0.0%

                             VALUEMARK III:
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                  6.0%
                                1                                  5.0%
                                2                                  4.0%
                                3                                  3.0%
                                4                                  1.5%
                         5 years or more                           0.0%

After we have had a Purchase Payment for five complete years, there is no charge when you withdraw that Purchase Payment.


We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.


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EXAMPLE: You purchased a Contract with an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.


1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 15% of your total payments (or $15,000) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 4% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

 $30,000  X  0.040  =  $1,200

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $45,000 ($15,000 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $7,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to a 5% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

 $7,000  X  0.050  =  $350

4)CONTRACT EARNINGS. The withdrawal charges of $1,550 are deducted from contract earnings.

In total we withdrew $53,550 from your Contract, of which you received $52,000 and paid total withdrawal charges of $1,550.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

TRANSFER FEE
The Contracts provide that if more than three transfers have been made in a Contract Year, we may deduct a transfer fee. However, we currently allow you to make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and the transfer will not currently count against any free transfers we allow.

We reserve the right to charge a fee for all transfers you make after the Income Date.


PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.


INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

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INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 2, The Annuity Phase - Partial Annuitization.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchased a Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.


We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.


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o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement.


QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.


MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.


DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Annuity Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of


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more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

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The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.


NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.


ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

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FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.


POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

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REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.


Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal;
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in good order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.


See the Fee Tables and section 6, Expenses for a discussion of the charges.

Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.


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PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 15% of your total Purchase Payments, less any previous withdrawals taken under the partial withdrawal privilege or as a RMD payment during that Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE. IF YOU PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM, THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER BE AVAILABLE TO YOU.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge.


The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.


SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to 9% of your Contract Value determined as of the Business day before we receive your request. However, if you take any additional withdrawals in excess of the allowed systematic withdrawals in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge. If you take withdrawals under this program, you may not use the partial withdrawal privilege. For more information, see section 6, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.


All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND EXERCISE THE PARTIAL WITHDRAWAL PRIVILEGE AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge, but they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME.

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SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.



9. DEATH BENEFIT
DEATH BENEFIT
We will determine the value of the death benefit as of the end of the Business Day we receive in good order at our Service Center both due proof of death and a payment election form. We guarantee that the value of the death benefit at the time we process it will be at least equal to the greater of: a) the surrender value, or b) the guaranteed minimum death benefit.


The surrender value: the Contract Value reduced by the sum of: (i) any applicable contract maintenance charge; and (ii) any applicable withdrawal charge.

The guaranteed minimum death benefit: the greater of (a) or (b) where:
(a) is the sum of all Purchase Payments received, less any withdrawals (including any withdrawal charge) and Partial Annuitizations, increased by 5% on each Contract Anniversary before the older Owner's 81st birthday or the date of death.
(b)is the greatest Contract Value that occurred on any sixth Contract Anniversary before the older Owner's 81st birthday or the date of death, plus any Purchase Payments received on or after that sixth Contract Anniversary, less any withdrawals (including any withdrawal charges) and Partial Annuitizations on or after that sixth Contract Anniversary.

Beginning on the older Owner's 81st birthday, the guaranteed minimum death benefit will only be increased by subsequent Purchase Payments received and decreased by subsequent additional withdrawals (including any applicable withdrawal charges) and Partial Annuitizations.


DEATH OF THE OWNER
For Valuemark II Contracts with a contingent Owner, if the Owner dies during the Accumulation Phase, the contingent Owner becomes the Owner and the Contract continues in the same manner as it did before the Owner's death. For all other Contracts, if any Owner (whether of not they are an Annuitant) dies during the Accumulation Phase, Allianz Life will pay a death benefit to the Beneficiary. For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

No death benefit is payable if any Owner dies during the Annuity Phase. If there is more than one Owner (Joint Owners or a contingent Owner) and one Owner dies during the Annuity Phase, the surviving Owner becomes the sole Owner. If all Owners die during the Annuity Phase, the Beneficiary becomes the Owner.


If any Owner who is not an Annuitant dies during the Annuity Phase, any remaining Annuity Payments under the selected Annuity Option will continue at least as rapidly as they were being paid at the Owner's death. If any Owner who is also an Annuitant dies during the Annuity Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the Owner's death. For more information regarding the amounts payable upon the death of the Owner/Annuitant, please see section 2, The Annuity Phase.


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DEATH OF THE ANNUITANT
If the Annuitant who is not an Owner dies during the Accumulation Phase, the Owner will become the Annuitant unless the Owner designates another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust) and the Annuitant dies during the Accumulation Phase:
o we will treat the death of the Annuitant as the death of the Owner,
o we will pay a death benefit to the Beneficiary, and
o a new Annuitant may not be named.


If the Annuitant (whether or not they are an Owner) dies during the Annuity Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information regarding the amounts payable upon the death of the Annuitant, please see section 2, The Annuity Phase.

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.


OPTION A: Lump sum payment of the death benefit.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.


OPTION C: If the Beneficiary is an individual, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will waive the contract maintenance charge if the Contract Value on the Income Date is at least $100,000.


Any portion of the death benefit not applied to an Annuity Option within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.


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10.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.


We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to selling firms for Contract sales is expected to not exceed 6% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 6% of Purchase Payments.


We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with

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Allianz Life Financial. Non-cash items include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.


Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.


We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including these Contracts) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

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ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

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11.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.


ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.


FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments (other than Annuity Payments) will stop, and the death benefit will terminate.


INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.


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NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.


QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Qualified Contracts may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.


SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.


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12.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE......................2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............5
ANNUITY PROVISIONS................6
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
FINANCIAL STATEMENTS..............7


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13.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES

Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
o Allianz Life and Annuity Company

                                                               M40018 (R-3/2009)


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT OPTION   MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED   TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
                       FEES     12B-1    FEES   EXPENSES FUND FEES      EXPENSES BEFORE       CONTRACTUAL        EXPENSES AFTER
                                FEES*                       AND     CONTRACTUAL FEE WAIVERS   FEE WAIVERS   CONTRACTUAL FEE WAIVERS
                                                         EXPENSES  OR EXPENSE REIMBURSEMENTS      AND              OR EXPENSE
                                                                                             REIMBURSEMENTS      REIMBURSEMENTS
AIM
AZL AIM                     .90    .25        -      .20         -                      1.35              -                     1.35
International
Equity Fund[(1)]
BLACKROCK
AZL BlackRock               .80    .25        -      .14         -                      1.19              -                     1.19
Capital
Appreciation
Fund[(1)]
AZL BlackRock               .85    .25        -      .12         -                      1.22              -                     1.22
Growth Fund[(1)]
AZL International           .35    .25        -      .10         -                       .70              -                      .70
Index
Fund[(1),(14)]
AZL Money Market            .35    .25        -      .09         -                       .69              -                      .69
Fund[(1)]
BlackRock Global            .65    .25        -      .13         -                      1.03              -                     1.03
Allocation V.I.
Fund - Class 3
COLUMBIA
AZL Columbia Mid            .75    .25        -      .12         -                      1.12              -                     1.12
Cap Value Fund[(1)]
AZL Columbia Small          .90      -        -      .32         -                      1.22            .12                     1.10
Cap Value Fund -
Class
1[(1),(7),(8)]
AZL Columbia Small          .90    .25        -      .32         -                      1.47            .12                     1.35
Cap Value Fund -
Class 2[(1),(7)]
AZL Columbia                .81    .25        -      .15         -                      1.21              -                     1.21
Technology
Fund[(1)]
DAVIS
AZL Davis NY                .75      -        -      .10         -                       .85              -                      .85
Venture Fund -
Class
1[(1),(7),(8)]
AZL Davis NY                .75    .25        -      .10         -                      1.10              -                     1.10
Venture Fund -
Class 2[(1),(7)]
Davis VA Financial          .75      -        -      .13         -                       .88              -                      .88
Portfolio[(6)]
Davis VA Value              .75      -        -      .07         -                       .82              -                      .82
Portfolio[(6)]
DREYFUS
AZL Dreyfus Equity          .77    .25        -      .07         -                      1.09              -                     1.09
Growth Fund[(1)]
AZL S&P 500                 .17      -        -      .21         -                       .38            .14                      .24
Index Fund -
Class
1[(1),(7),(8)]
AZL S&P 500 Index           .17    .25        -      .21         -                       .63            .14                      .49
Fund -
Class 2[(1),(7)]
AZL Small Cap Stock         .26    .25        -      .24         -                       .75            .17                      .58
Index Fund -
Class 2[(1)]
FIRST TRUST
AZL First Trust             .60    .25        -      .13         -                       .98            .19                      .79
Target Double
Play Fund[(1)]
FRANKLIN
TEMPLETON
AZL Franklin Small          .75    .25        -      .10         -                      1.10              -                     1.10
Cap Value Fund[(1)]
AZL Franklin                .70    .25        -      .25         -                      1.20              -                     1.20
Templeton
Founding
Strategy Plus
Fund - Class
2[(1),(14)]
Franklin Global             .80      -        -      .30         -                      1.10            .32                      .78
Real Estate
Securities Fund
- Class 1[(4)]
Franklin Growth             .50      -        -      .05         -                       .55              -                      .55
and Income
Securities Fund
- Class 1[(3) ]
Franklin High               .57      -        -      .09         -                       .66              -                      .66
Income
Securites Fund
- Class 1[(3)]
Franklin Income             .45      -        -      .02         -                       .47              -                      .47
Securities Fund
- Class 1[(3)]



      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       49


Franklin Large              .73      -        -      .04         -                       .77              -                      .77
Cap Growth
Securities Fund
- Class 1[(3)]
Franklin Rising             .60      -        -      .02       .01                       .63            .01                      .62
Dividends
Securities Fund
- Class
1[(3),(5)]
Franklin Small-             .50      -        -      .28       .02                       .80            .02                      .78
Mid Cap Growth
Securities Fund
- Class 1[(5)]
Franklin Small              .52      -        -      .16       .01                       .69            .01                      .68
Cap Value
Securities Fund
- Class 1[(5)]
Franklin Templeton          .00    .25        -      .13       .65                      1.03            .03                     1.00
VIP Founding Funds
Allocation Fund -
Class 2[(9)]
Franklin U.S.               .49      -        -      .04         -                       .53              -                      .53
Government Fund
-
Class 1[(3)]
Franklin Zero               .60      -        -      .08         -                       .68              -                      .68
Coupon Fund
2010 - Class
1[(3)]
Mutual Global               .80      -        -      .18         -                       .98              -                      .98
Discovery
Securities Fund
- Class 1
Mutual Shares               .60      -        -      .13         -                       .73              -                      .73
Securities Fund
-
Class 1
Templeton                   .64      -        -      .15       .02                       .81            .02                      .79
Foreign
Securities Fund
-
Class 1[(5)]
Templeton Global            .47    .25        -      .11         -                       .83              -                      .83
Bond Securities
Fund - Class 2[(3)]
Templeton                   .74      -        -      .04         -                       .78              -                      .78
Growth
Securities Fund
-
Class 1[(3)]
JENNISON
AZL Jennison 20/20          .77    .25        -      .10         -                      1.10              -                     1.10
Focus Fund[(1)]
J.P. MORGAN
AZL JPMorgan Large          .75    .25        -      .10         -                      1.10              -                     1.10
Cap Equity
Fund[(1)]
AZL JPMorgan U.S.           .80      -        -      .23         -                      1.03            .08                      .95
Equity Fund -
Class
1[(1),(7),(8)]
AZL JPMorgan U.S.           .80    .25        -      .23         -                      1.28            .08                     1.20
Equity Fund -
Class 2[(1),(7)]
NICHOLAS-APPLEGATE
AZL NACM                    .85    .25        -      .35         -                      1.45              -                     1.45
International
Fund[(1)]
OPPENHEIMER
CAPITAL
AZL OCC Growth              .75    .25        -      .20         -                      1.20              -                     1.20
Fund[(1),(14)]
AZL OCC Opportunity         .85    .25        -      .14         -                      1.24              -                     1.24
Fund[(1)]
OpCap Mid Cap               .80      -        -      .18         -                       .98              -                      .98
Portfolio[(10)]
OPPENHEIMER
FUNDS
AZL Oppenheimer             .90      -        -      .22         -                      1.12              -                     1.12
Global Fund -
Class
1[(1),(7),(8)]
AZL Oppenheimer             .90    .25        -      .22         -                      1.37              -                     1.37
Global Fund -
Class 2[(1),(7)]
AZL Oppenheimer             .75    .25        -      .17         -                      1.17              -                     1.17
International
Growth Fund[(1)]
Oppenheimer Global          .63      -        -      .02         -                       .65              -                      .65
Securities Fund/VA
- Non Service Class
[(6)]
Oppenheimer High            .74      -        -      .06         -                       .80              -                      .80
Income Fund/VA -
Non Service Class[
(6)]
Oppenheimer Main            .64      -        -      .02         -                       .66              -                      .66
Street
Fund[{R}]/VA
- Non Service
Class[ (6)]
PIMCO
AZL PIMCO                   .75    .25        -      .22         -                      1.22            .02                     1.20
Fundamental
IndexPLUS Total
Return Fund[(1)]
PIMCO VIT All Asset        .425      -      .15        -       .76                     1.335            .02                    1.315
Portfolio -
Admin.
Class[(6),(11),(12)]



      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       50


PIMCO VIT                   .74      -      .15      .17       .09                      1.15            .09                     1.06
CommodityRealReturn
Strategy Portfolio
- Admin.
Class[(2),(6),(12)]
PIMCO VIT Emerging          .85      -      .15      .13         -                      1.13              -                     1.13
Markets Bond
Portfolio - Admin.
Class[(6)]
PIMCO VIT Global            .75      -      .15      .07         -                       .97              -                      .97
Bond Portfolio
(Unhedged) - Admin.
Class[(6)]
PIMCO VIT Global            .95      -      .15      .09       .66                      1.85            .75                     1.10
Multi-Asset
Portfolio - Admin.
Class[(14)]
PIMCO VIT High              .60      -      .15        -         -                       .75              -                      .75
Yield Portfolio -
Admin. Class[(6)]
PIMCO VIT Real              .50      -      .15      .06         -                       .71              -                      .71
Return Portfolio -
Admin. Class[(6)]
PIMCO VIT                   .35      -      .15      .34         -                       .84              -                      .84
StocksPLUS[{R}]
Growth and Income
Portfolio - Admin.
Class[(6)]
PIMCO VIT Total             .50      -      .15      .23         -                       .88              -                      .88
Return Portfolio -
Admin. Class[(6)]
PRUDENTIAL
SP International            .85    .25        -      .29         -                      1.39              -                     1.39
Growth Portfolio -
Class 2[(6)]
SP Strategic                .90    .25        -      .48         -                      1.63              -                     1.63
Partners Focused
Growth Portfolio -
Class 2[(6)]
SCHRODER
AZL Schroder               1.23      -        -      .45         -                      1.68            .28                     1.40
Emerging
Markets Equity
Fund - Class
1[(1),(7),(13)]
AZL Schroder               1.23    .25        -      .45         -                      1.93            .28                     1.65
Emerging Markets
Equity Fund - Class
2[(1),(7)]
AZL Schroder               1.00    .25        -      .28         -                      1.53              -                     1.53
International Small
Cap Fund[(1)]
SELIGMAN
Seligman Smaller-          1.00      -        -      .22         -                      1.22              -                     1.22
Cap Value Portfolio
-
Class 1[(6)]
TARGETPLUS
PORTFOLIOS
AZL TargetPLUS              .52    .25        -      .53         -                      1.30            .41                      .89
Balanced Fund[(1)]
AZL TargetPLUS              .60    .25        -      .24         -                      1.09            .30                      .79
Equity Fund[(1)]
AZL TargetPLUS              .52    .25        -      .36         -                      1.13            .24                      .89
Growth Fund[(1)]
AZL TargetPLUS              .52    .25        -      .44         -                      1.21            .32                      .89
Moderate Fund[(1)]
TURNER
AZL Turner                  .85    .25        -      .14         -                      1.24              -                     1.24
Quantitative Small
Cap Growth
Fund[(1)]
VAN KAMPEN
AZL Van Kampen              .73    .25        -      .09         -                      1.07              -                     1.07
Comstock Fund[(1)]
AZL Van Kampen              .75    .25        -      .13         -                      1.13              -                     1.13
Equity and Income
Fund[(1)]
AZL Van Kampen              .95    .25        -      .14         -                      1.34              -                     1.34
Global Franchise
Fund[(1)]
AZL Van Kampen              .90    .25        -      .27         -                      1.42            .07                     1.35
Global Real Estate
Fund[(1)]
AZL Van Kampen              .76    .25        -      .11         -                      1.12              -                     1.12
Growth and Income
Fund[(1)]
AZL Van Kampen Mid          .80    .25        -      .09         -                      1.14              -                     1.14
Cap Growth
Fund[(1)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.
(13)Class 1 shares of the AZL Schroder Emerging Markets Equity Fund (formerly AZL Oppenheimer Developing Markets Fund) are available only to Contract Owners who had Contract Value allocated to Class 1 shares of the Templeton Developing Markets Securities Fund at the close of the Business Day on April 30, 2007.
(14)The Investment Option commenced operations under this Contract as of April 27, 2009. Therefore, the expenses shown are estimated for the current calendar year.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

INVESTMENT OPTION MANAGEMENT   RULE   OTHER   TOTAL ACQUIRED FUND  TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
                     FEES     12B-1  EXPENSES         FEES AND         EXPENSES BEFORE       CONTRACTUAL        EXPENSES AFTER
                              FEES*                 EXPENSES[(2)]  CONTRACTUAL FEE WAIVERS   FEE WAIVERS   CONTRACTUAL FEE WAIVERS
                                                                  OR EXPENSE REIMBURSEMENTS      AND              OR EXPENSE
                                                                                            REIMBURSEMENTS      REIMBURSEMENTS
FUND OF FUNDS
AZL Allianz           .05       -      .15     .20           1.06                      1.26       -                            1.26
Global Investors
Select
Fund[(1),(4)]
AZL Balanced          .05       -      .15     .20            .63                       .83       -                             .83
Index Strategy
Fund[(1),(4)]
AZL Fusion            .20       -      .04     .24           1.25                      1.49       -                            1.49
Balanced
Fund[(1),(3)]
AZL Fusion            .20       -      .20     .40            .91                      1.31      .05                           1.26
Conservative
Fund[(1),(3),(4)]
AZL Fusion Growth     .20       -      .03     .23           1.36                      1.59       -                            1.59
Fund[(1),(3)]
AZL Fusion            .20       -      .04     .24           1.29                      1.53       -                            1.53
Moderate
Fund[(1),(3)]
AZL Moderate          .05       -      .15     .20            .61                       .81       -                             .81
Index Strategy
Fund[(1),(4)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.
(4)The Investment Option commenced operations under this Contract as of April 27, 2009. Therefore the expenses shown are estimated for the current calendar year.


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.


Accumulation Unit value (AUV) information corresponding to the separate account annual expenses for the Contract described by this prospectus is listed in the tables below. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Allianz Global Investors Select Fund; AZL Balanced Index Strategy Fund; AZL[ ]Franklin Templeton Founding Strategy Plus Fund; AZL Fusion Conservative Fund; AZL International Index Fund; AZL Moderate Index Strategy Fund; AZL OCC Growth Fund; and PIMCO VIT Global Multi-Asset Portfolio.

(Number of Accumulation Units in thousands)


SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.084        9
 12/31/2003  8.084 10.135       20
 12/31/2004 10.135 12.205       38
 12/31/2005 12.205 14.005       79
 12/31/2006 14.005 17.546      155
 12/31/2007 17.546 19.830      161
 12/31/2008 19.830 11.438      139
AZL BlackRock Capital Appreciation Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.967       47
 12/31/2006 11.967 11.987       41
 12/31/2007 11.987 13.110       42
 12/31/2008 13.110  8.225       67
AZL BlackRock Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.549        7
 12/31/2003  7.549 10.159       41
 12/31/2004 10.159 10.827       23
 12/31/2005 10.827 11.857       80
 12/31/2006 11.857 11.775      100
 12/31/2007 11.775 13.354      240
 12/31/2008 13.354  5.175      340
AZL Columbia Mid Cap Value Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.077        5
 12/31/2007 10.077 10.319       35
 12/31/2008 10.319  4.869       39


SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

AZL Columbia Small Cap Value Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 12.058       52
 12/31/2005 12.058 12.294       28
 12/31/2006 12.294 13.748       31
 12/31/2007 13.748 12.439       29
 12/31/2008 12.439  8.330       24
AZL Columbia Technology Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.746      234
 12/31/2002 10.746  6.238      170
 12/31/2003  6.238  8.732      111
 12/31/2004  8.732  8.237       95
 12/31/2005  8.237  8.180      100
 12/31/2006  8.180  8.273       64
 12/31/2007  8.273 10.014      100
 12/31/2008 10.014  4.874       99
AZL Davis NY Venture Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.443      179
 12/31/2002 10.443  7.808      248
 12/31/2003  7.808  9.965      279
 12/31/2004  9.965 10.864      393
 12/31/2005 10.864 11.750      508
 12/31/2006 11.750 13.199      585
 12/31/2007 13.199 13.555      592
 12/31/2008 13.555  7.952      799
AZL Dreyfus Equity Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.526      102
 12/31/2002 10.526  7.193      131
 12/31/2003  7.193  8.813      188
 12/31/2004  8.813  9.361      160
 12/31/2005  9.361  9.652      130
 12/31/2006  9.652 10.749      127
 12/31/2007 10.749 11.526      270
 12/31/2008 11.526  6.634      195


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       54

SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

AZL First Trust Target Double Play Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.609        4
 12/31/2008 10.609  4.848        5
AZL Franklin Small Cap Value Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.718       35
 12/31/2004 12.718 15.437       92
 12/31/2005 15.437 16.293      105
 12/31/2006 16.293 18.544      155
 12/31/2007 18.544 17.485      136
 12/31/2008 17.485 11.426      132
AZL Fusion Balanced Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.630       92
 12/31/2006 10.630 11.477      177
 12/31/2007 11.477 12.121      198
 12/31/2008 12.121  8.672      221
AZL Fusion Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.105       38
 12/31/2006 11.105 12.288       48
 12/31/2007 12.288 12.813       78
 12/31/2008 12.813  7.715      154
AZL Fusion Moderate Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.808      111
 12/31/2006 10.808 11.800      134
 12/31/2007 11.800 12.396      225
 12/31/2008 12.396  8.219      224

SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

AZL Jennison 20/20 Focus Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.246       78
 12/31/2006 12.246 13.620       78
 12/31/2007 13.620 14.871       84
 12/31/2008 14.871  8.782      148
AZL JPMorgan Large Cap Equity Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.140      124
 12/31/2002 10.140  8.111      128
 12/31/2003  8.111 10.069      155
 12/31/2004 10.069 11.433      195
 12/31/2005 11.433 11.981      241
 12/31/2006 11.981 12.608      253
 12/31/2007 12.608 11.662      237
 12/31/2008 11.662  5.187      202
AZL JPMorgan U.S. Equity Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.759       16
 12/31/2005 10.759 11.188       21
 12/31/2006 11.188 12.643       25
 12/31/2007 12.643 12.939       31
 12/31/2008 12.939  7.824       33
AZL Money Market Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.580     1129
 12/31/2002 10.580 10.521     2623
 12/31/2003 10.521 10.410     1806
 12/31/2004 10.410 10.334     1396
 12/31/2005 10.334 10.453     2667
 12/31/2006 10.453 10.766     2668
 12/31/2007 10.766 11.125     3395
 12/31/2008 11.125 11.238     3559
AZL NACM International Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.471        7
 12/31/2008  9.471  5.145        3


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

AZL OCC Opportunity Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  8.014       10
 12/31/2003  8.014 12.805      129
 12/31/2004 12.805 13.607       96
 12/31/2005 13.607 14.100       80
 12/31/2006 14.100 15.528       70
 12/31/2007 15.528 16.672       55
 12/31/2008 16.672  8.688       44
AZL Oppenheimer Global Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.472       35
 12/31/2005 11.472 12.740       63
 12/31/2006 12.740 14.611      105
 12/31/2007 14.611 15.236      117
 12/31/2008 15.236  8.856       86
AZL Oppenheimer International Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 10.227        8
 12/31/2002 10.227  8.683       14
 12/31/2003  8.683 11.454       38
 12/31/2004 11.454 12.930       52
 12/31/2005 12.930 14.559       65
 12/31/2006 14.559 18.518      109
 12/31/2007 18.518 20.503      169
 12/31/2008 20.503 11.293      141
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.081        6
 12/31/2007 11.081 11.654        7
 12/31/2008 11.654  6.796       18
AZL S&P 500 Index Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.897       24
 12/31/2008  9.897  6.104      941


SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

AZL Schroder Emerging Markets Equity Fund - Class 1
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 13.654       13
 12/31/2008 13.654  6.487     3491
AZL Schroder Emerging Markets Equity Fund - Class 2
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.472       21
 12/31/2007 10.472 13.455       70
 12/31/2008 13.455  6.384      111
AZL Schroder International Small Cap Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.243       21
 12/31/2008  9.243  4.960        8
AZL Small Cap Stock Index Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.329        4
 12/31/2008  9.329  6.353      135
AZL TargetPLUS Balanced Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.116        9
 12/31/2008 10.116  7.541       18


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

AZL TargetPLUS Equity Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.524        1
 12/31/2008 10.524  5.342        4
AZL TargetPLUS Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.939        0
 12/31/2008  9.939  5.942        7
AZL TargetPLUS Moderate Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.080        0
 12/31/2008 10.080  6.722        9
AZL Turner Quantitative Small Cap Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.125       30
 12/31/2006 11.125 12.211       22
 12/31/2007 12.211 12.772       32
 12/31/2008 12.772  7.135       31
AZL Van Kampen Comstock Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.349      266
 12/31/2002  9.349  7.387      378
 12/31/2003  7.387  9.508      437
 12/31/2004  9.508 10.980      493
 12/31/2005 10.980 11.253      497
 12/31/2006 11.253 12.846      391
 12/31/2007 12.846 12.386      419
 12/31/2008 12.386  7.794      349


SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

AZL Van Kampen Equity and Income Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 10.810       16
 12/31/2005 10.810 11.380       60
 12/31/2006 11.380 12.627       66
 12/31/2007 12.627 12.832       72
 12/31/2008 12.832  9.627       69
AZL Van Kampen Global Franchise Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 12.274        9
 12/31/2004 12.274 13.581       35
 12/31/2005 13.581 14.952       69
 12/31/2006 14.952 17.878       87
 12/31/2007 17.878 19.359       89
 12/31/2008 19.359 13.637       75
AZL Van Kampen Global Real Estate Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.052       19
 12/31/2007 12.052 10.852       53
 12/31/2008 10.852  5.796       42
AZL Van Kampen Growth and Income Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.667      145
 12/31/2002  9.667  8.131      223
 12/31/2003  8.131 10.219      338
 12/31/2004 10.219 11.469      310
 12/31/2005 11.469 12.355      333
 12/31/2006 12.355 14.121      299
 12/31/2007 14.121 14.291      258
 12/31/2008 14.291  9.462      246
AZL Van Kampen Mid Cap Growth Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.520       52
 12/31/2002  9.520  7.112       62
 12/31/2003  7.112  9.007       81
 12/31/2004  9.007 10.767      108
 12/31/2005 10.767 12.480      204
 12/31/2006 12.480 13.440      182
 12/31/2007 13.440 16.193      273
 12/31/2008 16.193  8.220      237

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

BlackRock Global Allocation V.I. Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.919       89
Davis VA Financial Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.652        6
 12/31/2003  9.652 12.578       24
 12/31/2004 12.578 13.683       26
 12/31/2005 13.683 14.624       39
 12/31/2006 14.624 17.090       42
 12/31/2007 17.090 15.832       21
 12/31/2008 15.832  8.373       20
Davis VA Value Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  7.967       88
 12/31/2003  7.967 10.193      247
 12/31/2004 10.193 11.291      243
 12/31/2005 11.291 12.186      212
 12/31/2006 12.186 13.819      176
 12/31/2007 13.819 14.258      141
 12/31/2008 14.258  8.390      124
Franklin Global Real Estate Securities Fund
1.40%
 12/31/1999    N/A 21.386     5402
 12/31/2000 21.386 27.827     3767
 12/31/2001 27.827 29.684     3005
 12/31/2002 29.684 29.929     2390
 12/31/2003 29.929 40.162     2073
 12/31/2004 40.162 52.349     1781
 12/31/2005 52.349 58.717     1538
 12/31/2006 58.717 69.989     1257
 12/31/2007 69.989 54.757      960
 12/31/2008 54.757 31.195      803
Franklin Growth and Income Securities Fund
1.40%
 12/31/1999    N/A 26.147    27635
 12/31/2000 26.147 30.424    19239
 12/31/2001 30.424 29.393    15365
 12/31/2002 29.393 24.484    12649
 12/31/2003 24.484 30.436    10605
 12/31/2004 30.436 33.286     8946
 12/31/2005 33.286 34.042     7640
 12/31/2006 34.042 39.293     6489
 12/31/2007 39.293 37.404     5447
 12/31/2008 37.404 23.991     4566


SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

Franklin High Income Securities Fund
1.40%
 12/31/1999    N/A 20.900     9493
 12/31/2000 20.900 17.930     6333
 12/31/2001 17.930 18.433     4708
 12/31/2002 18.433 16.441     3713
 12/31/2003 16.441 21.319     3309
 12/31/2004 21.319 23.131     2509
 12/31/2005 23.131 23.660     2008
 12/31/2006 23.660 25.544     1685
 12/31/2007 25.544 25.946     1312
 12/31/2008 25.946 19.658     1145
Franklin Income Securities Fund
1.40%
 12/31/1999    N/A 24.323    24930
 12/31/2000 24.323 28.728    17167
 12/31/2001 28.728 28.604    13514
 12/31/2002 28.604 28.102    10837
 12/31/2003 28.102 36.607     9208
 12/31/2004 36.607 41.195     7977
 12/31/2005 41.195 41.368     6905
 12/31/2006 41.368 48.330     6015
 12/31/2007 48.330 49.567     5203
 12/31/2008 49.567 34.502     4327
Franklin Large Cap Growth Securities Fund
1.40%
 12/31/1999    N/A 20.218    10865
 12/31/2000 20.218 21.085    10359
 12/31/2001 21.085 18.450     7467
 12/31/2002 18.450 14.020     5308
 12/31/2003 14.020 17.576     4568
 12/31/2004 17.576 18.757     3885
 12/31/2005 18.757 18.738     3185
 12/31/2006 18.738 20.543     2536
 12/31/2007 20.543 21.578     2097
 12/31/2008 21.578 13.960     1746
Franklin Rising Dividends Securities Fund
1.40%
 12/31/1999    N/A 18.846    17254
 12/31/2000 18.846 22.497    11259
 12/31/2001 22.497 25.266     9153
 12/31/2002 25.266 24.586     7674
 12/31/2003 24.586 30.276     6703
 12/31/2004 30.276 33.212     5744
 12/31/2005 33.212 33.957     4914
 12/31/2006 33.957 39.323     4138
 12/31/2007 39.323 37.837     3456
 12/31/2008 37.837 27.258     2899
Franklin Small Cap Value Securities Fund
1.40%
 12/31/1999    N/A  7.736      726
 12/31/2000  7.736  9.553     1012
 12/31/2001  9.553 10.758     1463
 12/31/2002 10.758  9.648     1372
 12/31/2003  9.648 12.603     1160
 12/31/2004 12.603 15.421     1052
 12/31/2005 15.421 16.574      875
 12/31/2006 16.574 19.173      675
 12/31/2007 19.173 18.501      501
 12/31/2008 18.501 12.247      380

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       58

SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

Franklin Small-Mid Cap Growth Securities Fund
1.40%
 12/31/1999    N/A 28.353    10653
 12/31/2000 28.353 23.878     9133
 12/31/2001 23.878 20.009     6886
 12/31/2002 20.009 14.104     5522
 12/31/2003 14.104 19.138     4679
 12/31/2004 19.138 21.080     3906
 12/31/2005 21.080 21.845     3116
 12/31/2006 21.845 23.471     2546
 12/31/2007 23.471 25.806     2104
 12/31/2008 25.806 14.672     1802
Franklin Templeton VIP Founding Funds Allocation Fund
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.246       15
 12/31/2008  9.246  5.847       41
Franklin U.S. Government Fund
1.40%
 12/31/1999    N/A 18.574    20936
 12/31/2000 18.574 20.481    15282
 12/31/2001 20.481 21.733    12805
 12/31/2002 21.733 23.592    11045
 12/31/2003 23.592 23.830     8791
 12/31/2004 23.830 24.370     7203
 12/31/2005 24.370 24.668     6000
 12/31/2006 24.668 25.375     5106
 12/31/2007 25.375 26.733     4330
 12/31/2008 26.733 28.446     3873
Franklin Zero Coupon Fund 2010
1.40%
 12/31/1999    N/A 24.164     1852
 12/31/2000 24.164 28.289     1278
 12/31/2001 28.289 29.462     1071
 12/31/2002 29.462 34.892      874
 12/31/2003 34.892 35.643      683
 12/31/2004 35.643 36.804      555
 12/31/2005 36.804 36.851      632
 12/31/2006 36.851 37.326      574
 12/31/2007 37.326 39.978      501
 12/31/2008 39.978 42.376      427
Mutual Global Discovery Securities Fund
1.40%
 12/31/1999    N/A 13.701     5795
 12/31/2000 13.701 14.922     4601
 12/31/2001 14.922 14.771     3735
 12/31/2002 14.771 13.246     2872
 12/31/2003 13.246 16.875     2390
 12/31/2004 16.875 19.727     2172
 12/31/2005 19.727 22.620     2029
 12/31/2006 22.620 27.507     1851
 12/31/2007 27.507 30.424     1641
 12/31/2008 30.424 21.513     1325


SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

Mutual Shares Securities Fund
1.40%
 12/31/1999    N/A 13.237    12423
 12/31/2000 13.237 14.831     8947
 12/31/2001 14.831 15.692     7886
 12/31/2002 15.692 13.685     5881
 12/31/2003 13.685 16.933     5047
 12/31/2004 16.933 18.848     4304
 12/31/2005 18.848 20.599     3723
 12/31/2006 20.599 24.104     3270
 12/31/2007 24.104 24.652     2691
 12/31/2008 24.652 15.330     2194
OpCap Mid Cap Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.009       22
 12/31/2007 10.009 10.583       34
 12/31/2008 10.583  6.087       40
Oppenheimer Global Securities Fund/VA
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.912       25
 12/31/2003  6.912  9.748      255
 12/31/2004  9.748 11.454      240
 12/31/2005 11.454 12.911      183
 12/31/2006 12.911 14.985      105
 12/31/2007 14.985 15.709       89
 12/31/2008 15.709  9.265       68
Oppenheimer High Income Fund/VA
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  9.223       27
 12/31/2003  9.223 11.273       48
 12/31/2004 11.273 12.113       45
 12/31/2005 12.113 12.221       34
 12/31/2006 12.221 13.188       26
 12/31/2007 13.188 12.990       29
 12/31/2008 12.990  2.732       90
Oppenheimer Main Street Fund/VA
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A  6.682       78
 12/31/2003  6.682  8.349      203
 12/31/2004  8.349  9.012      180
 12/31/2005  9.012  9.418      143
 12/31/2006  9.418 10.682      105
 12/31/2007 10.682 10.999       83
 12/31/2008 10.999  6.674       50

      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       59

SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

PIMCO VIT All Asset Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A 11.878       62
 12/31/2005 11.878 12.443      173
 12/31/2006 12.443 12.842      139
 12/31/2007 12.842 13.717      133
 12/31/2008 13.717 11.383      117
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.037       66
 12/31/2006 11.037 10.546       78
 12/31/2007 10.546 12.816      118
 12/31/2008 12.816  7.103      137
PIMCO VIT Emerging Markets Bond Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.927       48
 12/31/2006 10.927 11.776       57
 12/31/2007 11.776 12.287       60
 12/31/2008 12.287 10.347       59
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A    N/A      N/A
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.349       78
 12/31/2006  9.349  9.648      139
 12/31/2007  9.648 10.440      195
 12/31/2008 10.440 10.208      264
PIMCO VIT High Yield Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  9.941      160
 12/31/2002  9.941  9.684      194
 12/31/2003  9.684 11.737      461
 12/31/2004 11.737 12.680      427
 12/31/2005 12.680 13.020      335
 12/31/2006 13.020 14.008      270
 12/31/2007 14.008 14.297      244
 12/31/2008 14.297 10.779      219


SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

PIMCO VIT Real Return Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A    N/A      N/A
 12/31/2003    N/A 10.516      163
 12/31/2004 10.516 11.294      411
 12/31/2005 11.294 11.371      386
 12/31/2006 11.371 11.294      401
 12/31/2007 11.294 12.324      367
 12/31/2008 12.324 11.295      431
PIMCO VIT StocksPLUS Growth and Income Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A  8.266       77
 12/31/2002  8.266  6.503       75
 12/31/2003  6.503  8.361       75
 12/31/2004  8.361  9.136       67
 12/31/2005  9.136  9.323       49
 12/31/2006  9.323 10.564       41
 12/31/2007 10.564 11.130       33
 12/31/2008 11.130  6.297       26
PIMCO VIT Total Return Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A 11.720      362
 12/31/2002 11.720 12.606     1133
 12/31/2003 12.606 13.057     1127
 12/31/2004 13.057 13.505      932
 12/31/2005 13.505 13.645     1004
 12/31/2006 13.645 13.974      955
 12/31/2007 13.974 14.986      910
 12/31/2008 14.986 15.486     1007
Seligman Smaller-Cap Value Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A    N/A      N/A
 12/31/2001    N/A    N/A      N/A
 12/31/2002    N/A 13.897       60
 12/31/2003 13.897 20.548       97
 12/31/2004 20.548 24.304       91
 12/31/2005 24.304 23.013       68
 12/31/2006 23.013 27.516       46
 12/31/2007 27.516 28.256       39
 12/31/2008 28.256 16.847       24
SP International Growth Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A  8.485        0
 12/31/2001  8.485  5.361       54
 12/31/2002  5.361  4.079       21
 12/31/2003  4.079  5.597       54
 12/31/2004  5.597  6.409       50
 12/31/2005  6.409  7.318       39
 12/31/2006  7.318  8.672       38
 12/31/2007  8.672 10.186       31
 12/31/2008 10.186  4.973       16


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                       60

SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

SP Strategic Partners Focused Growth Portfolio
1.40%
 12/31/1999    N/A    N/A      N/A
 12/31/2000    N/A  7.949        0
 12/31/2001  7.949  6.605       50
 12/31/2002  6.605  4.851       46
 12/31/2003  4.851  6.001       40
 12/31/2004  6.001  6.504       37
 12/31/2005  6.504  7.364       32
 12/31/2006  7.364  7.182       29
 12/31/2007  7.182  8.121       21
 12/31/2008  8.121  4.921       28
Templeton Foreign Securities Fund
1.40%
 12/31/1999    N/A 23.022    27312
 12/31/2000 23.022 21.586    19667
 12/31/2001 21.586 17.932    15753
 12/31/2002 17.932 14.428    12501
 12/31/2003 14.428 18.859    10496
 12/31/2004 18.859 22.105     9082
 12/31/2005 22.105 24.082     7900
 12/31/2006 24.082 28.901     6678
 12/31/2007 28.901 32.996     5552
 12/31/2008 32.996 19.445     4714


SEPARATE ACCOUNT ANNUAL    PERIOD OR YEAR AUV AT BEGINNING OF  AUV AT END OF  NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
EXPENSES                       ENDED             PERIOD            PERIOD                           PERIOD
INVESTMENT OPTION

Templeton Global Bond Securities Fund
1.40%
 12/31/1999    N/A 16.635     4225
 12/31/2000 16.635 17.112     2865
 12/31/2001 17.112 17.302     1931
 12/31/2002 17.302 20.720     1502
 12/31/2003 20.720 25.074     1258
 12/31/2004 25.074 28.455     1062
 12/31/2005 28.455 27.243      876
 12/31/2006 27.243 30.396      743
 12/31/2007 30.396 33.350      666
 12/31/2008 33.350 35.010      636
Templeton Growth Securities Fund
1.40%
 12/31/1999    N/A 19.466    24870
 12/31/2000 19.466 19.529    17978
 12/31/2001 19.529 19.066    13408
 12/31/2002 19.066 15.357    10211
 12/31/2003 15.357 20.083     8504
 12/31/2004 20.083 23.021     7148
 12/31/2005 23.021 24.758     6133
 12/31/2006 24.758 29.835     5316
 12/31/2007 29.835 30.170     4495
 12/31/2008 30.170 17.214     3748


FOR SERVICE OR MORE INFORMATION
You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197


If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


      The Valuemark[{R}] II and III Variable Annuity Contracts Prospectus
                                - April 27, 2009

                                  PART B - SAI
                                       1



                      STATEMENT OF ADDITIONAL INFORMATION
       VALUEMARK(R) II AND VALUEMARK(R) III
                     INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                      VARIABLE DEFERRED ANNUITY CONTRACTS
                                   ISSUED BY
    ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                          (ALLIANZ LIFE, WE , US, OUR)


                                 APRIL 27, 2009


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            5701 Golden Hills Drive
                             Minneapolis, MN 55416
                                 (800) 624-0197

                               TABLE OF CONTENTS
                  ALLIANZ LIFE......................................2
                  EXPERTS...........................................2
                  LEGAL OPINIONS....................................2
                  DISTRIBUTOR.......................................2
                  REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.3
                  FEDERAL TAX STATUS................................3
                    General.........................................3
                    Diversification.................................4
                    Owner Control...................................4
                    Contracts Owned by Non-Individuals..............5
                    Income Tax Withholding..........................5
                    Required Distributions..........................5
                    Qualified Contracts.............................5
                  ANNUITY PROVISIONS................................6
                    Annuity Units/Calculating Variable
                    Annuity Payments................................7
                  MORTALITY AND EXPENSE RISK GUARANTEE..............7
                  FINANCIAL STATEMENTS..............................7







                                                                   VM2/3SAI-0409






  The Valuemark(R) II and III Variable Annuity Contracts SAI -
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
                                       2



ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.


We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:



CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006                    $207,968,987.55                                            $0
    2007                    $218,444,880.80                                            $0
    2008                    $198,319,091.42                                            $0


We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.


As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support









  The Valuemark(R) II and III Variable Annuity Contracts SAI -
                                 April 27, 2009
payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.



     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities




REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the








  The Valuemark(R) II and III Variable Annuity Contracts SAI -
                                 April 27, 2009

Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contracts.

We have the right to modify the Contracts in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not








  The Valuemark(R) II and III Variable Annuity Contracts SAI -
                                 April 27, 2009
give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contracts are designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the








  The Valuemark(R) II and III Variable Annuity Contracts SAI -
                                 April 27, 2009
terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 7, Taxes - Qualified Contracts.


ANNUITY PROVISIONS
We base Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
o The adjusted Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.


We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.





  The Valuemark(R) II and III Variable Annuity Contracts SAI -
                                 April 27, 2009

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.


We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.


The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.



  The Valuemark(R) II and III Variable Annuity Contracts SAI -
                                 April 27, 2009



[KPMG Logo]










                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2008

     (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

[KPMG Logo]



                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402




             Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Allianz Life Variable Account B as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.



                      /s/ KPMG LLP


Minneapolis, Minnesota
March 30, 2009



         KPMG, LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements


 Statements of Assets and Liabilities
    December 31, 2008
    (In thousands)
                                                                                          Alger       Alger       Alger
                                                      AIM V.I.    AIM V.I.    AIM V.I.    American    American    American
                                                      Capital       Core    International Capital     LargeCap    MidCap
                                                      Appreciation Equity      Growth   Appreciation   Growth      Growth
                                                         Fund        Fund        Fund     Portfolio   Portfolio   Portfolio
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Liabilities:
    Accrued Mortality and Expense Risk and
        Administrative Charges                             -           -                   -   -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                    -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 4,588       2,884       1,218       1,719       2,788       2,941
      Contracts in Annuity Payment Period (Note 2)         6           -           3          31           9           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                             272         146          63          58         106         418
           Investments at Cost                        $7,145       3,653       1,141       2,946       5,720       7,536



                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      Alger                     AZL
                                                      American    AZL AIM     BlackRock   AZL         AZL          AZL
                                                      SmallCap  International Capital     Columbia    Columbia    Columbia
                                                      Growth      Equity     Appreciation Mid Cap     Small Cap   Technology
                                                      Portfolio     Fund         Fund     Value Fund  Value Fund    Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Assets                                     479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
     Administrative Charges                              -              -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                  -              -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 479         133,872     42,814      25,031      34,876      38,286
      Contracts in Annuity Payment Period (Note 2)       -              11          -           -          10           1
                                                      ----------- ----------- ----------- ----------- ----------- -----------

    Total Contract Owners' Equity                     $479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                            27          12,986      4,944       4,996       5,005       8,010
           Investments at Cost                        $660         208,588     56,797      43,803      52,993      68,454



                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                  AZL
                                                                  Dreyfus     AZL First
                                                      AZL Davis   Founders    Trust       AZL         AZL         AZL
                                                      NY          Equity      Target      Franklin    Fusion      Fusion
                                                      Venture     Growth      Double      Small Cap   Balanced    Growth
                                                       Fund        Fund       Play Fund   Value Fund   Fund       Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 326,904     121,821     55,560      142,487     286,415     610,089
      Contracts in Annuity Payment Period (Note 2)          67          27          -           9           62           5
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                            40,417      20,793     11,224       13,821      34,350      83,119
           Investments at Cost                        $389,593     204,892     98,316      213,597     364,054     934,517




                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      AZL         AZL         AZL Legg                AZL LMP
                                                      Fusion      Jennison    Mason       AZL Legg    Large Cap   AZL Money
                                                      Moderate    20/20       Growth      Mason       Growth      Market
                                                       Fund       Focus Fund   Fund       Value Fund    Fund       Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $419,531     162,427     132,498     57,418          -       968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    419,531     162,427     132,498     57,418          -       968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $419,531     162,427     132,498     57,418           -      968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 419,531     162,415     132,469     57,397           -      968,701
      Contracts in Annuity Payment Period (Note 2)           -          12          29         21           -          159
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $419,531     162,427     132,498     57,418           -      968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                            54,273      19,245      26,185      11,507          -      968,860
           Investments at Cost                        $592,655     243,405     198,552     116,719          -      968,862





                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                                                      AZL          AZL
                                                                                           AZL      Oppenheimer   Oppenheimer
                                                      AZL NACM    AZL OCC               Oppenheimer International   Main
                                                    International Opportunity AZL OCC    Global      Growth        Street
                                                         Fund        Fund     Value Fund  Fund        Fund          Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $6,463       66,668         -         93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    6,463       66,668         -         93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Liabilities                                   -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $6,463       66,668          -        93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 6,463       66,664          -        93,043      100,910     60,030
      Contracts in Annuity Payment Period (Note 2)         -            4          -           -              5          -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $6,463       66,668          -        93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                           1,262        9,565          -        11,347        9,703      9,454
           Investments at Cost                        $9,492      124,345          -       139,655      163,251     97,958


                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                      AZL PIMCO               AZL         AZL
                                                      Fundamental             Schroder    Schroder    AZL
                                                      IndexPLUS               Emerging    Emerging    Schroder
                                                      Total       AZL S&P     Markets     Markets   International AZL Small
                                                      Return      500 Index   Equity      Equity      Small Cap   Cap Stock
                                                         Fund        Fund     Fund CL 1   Fund CL 2      Fund     Index Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                    -           -            -            -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                   -           -            -            -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets                                       $
                                                      $9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 9,303       183,421     32,036      146,806     12,122      116,150
      Contracts in Annuity Payment Period (Note 2)        -           -            68            1          -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------
           Investment Shares                            1,538       29,822      7,040       32,195      2,439       18,263
           Investments at Cost                        $12,850      243,166     27,520      205,534     18,058      163,880


                  See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                                                      AZL
                                                                                                      Turner
                                                      AZL         AZL         AZL         AZL         QuantitativeAZL Van
                                                      TargetPLUS  TargetPLUS  TargetPLUS  TargetPLUS  Small Cap   Kampen
                                                      Balanced    Equity      Growth      Moderate    Growth      Comstock
                                                       Fund        Fund        Fund        Fund        Fund        Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                    -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 47,834      55,753      63,851      52,043      17,897      236,291
      Contracts in Annuity Payment Period (Note 2)         -           -           -           -            1           12
                                                      ----------- ----------- ----------- ----------- ----------- -----------
   Total Contract Owners' Equity                      $47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------
           Investment Shares                            6,302      10,249      10,606       7,665       3,054       38,299
           Investments at Cost                        $52,857      93,896      89,694      63,925      31,278      388,596



                 See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      AZL Van                 AZL Van     AZL Van
                                                      Kampen      AZL Van     Kampen      Kampen      AZL Van
                                                      Equity      Kampen      Global      Growth      Kampen      BlackRock
                                                      and         Global      Real        and         Mid Cap     Global
                                                      Income      Franchise   Estate      Income      Growth      Allocations
                                                        Fund        Fund        Fund        Fund        Fund     V.I. Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -            -          -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                     -           -           -           -            -          -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
       Contracts in Accumulation Period                133,400     202,350     45,174      156,829     184,717     129,553
      Contracts in Annuity Payment Period (Note 2)          -           13          -           28          1           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------
            Investment Shares                           14,822      15,847      8,274       19,730      26,966      11,465
           Investments at Cost                        $167,093     253,575     81,744      217,116     333,786     136,748


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                                          Dreyfus                   Franklin
                                                                  Davis VA                IP Small                   Global
                                                      Davis VA    Real        Davis VA    Cap Stock   Dreyfus     Communications
                                                      Financial   Estate      Value       Index       Stock        Securities
                                                      Portfolio   Portfolio   Portfolio   Portfolio   Index Fund      Fund
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
     Investments at Net Asset Value                   $48,716       684         67,417         -           -           106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    48,716       684         67,417         -           -           106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -         -             -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Liabilities                                    -         -             -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $48,716       684         67,417          -           -          106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 48,712       684         67,391          -           -          106,724
      Contracts in Annuity Payment Period (Note 2)         4          -             26          -           -              242
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $48,716       684         67,417          -           -          106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------
           Investment Shares                            6,842       118          8,162          -           -           15,945
           Investments at Cost                        $78,122      1,470        80,406          -           -          197,261

                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      Franklin
                                                      Growth      Franklin                Franklin
                                                      and         High        Franklin    Large Cap   Franklin
                                                      Income      Income      Income      Growth      Money         Franklin
                                                      Securities  Securities  Securities  Securities  Market      Real Estate
                                                         Fund        Fund        Fund        Fund        Fund         Fund
                                                       ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                       -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Total Liabilities                                      -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 210,179     107,264     633,009     128,108     23,796      114,059
      Contracts in Annuity Payment Period (Note 2)         777         133         713         125        208          160
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------

           Investment Shares                            24,314      23,201      55,528      12,145     24,004       10,694
           Investments at Cost                        $363,972     151,345     855,559     179,573     24,004      243,426


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                                          Franklin
                                                                              Franklin    Templeton
                                                      Franklin    Franklin    Small-Mid   VIP
                                                      Rising      Small Cap   Cap         Founding    Franklin
                                                      Dividends   Value       Growth      Funds       U.S.          Franklin
                                                      Securities  Securities  Securities  Allocation  Government  Zero Coupon
                                                         Fund        Fund        Fund        Fund        Fund      Fund 2010
                                                       ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -          -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

      Total Liabilities                                     -           -           -          -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 264,720     63,878      102,550     114,681     437,728     116,108
      Contracts in Annuity Payment Period (Note 2)         499        124          128         -           577         59
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------


           Investment Shares                            19,196      6,051        8,636      20,442      33,576       6,964
           Investments at Cost                        $299,114     84,575      156,530     154,542     427,042     112,761



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                   J.P.
                                                                   Morgan
                                                      J.P.         U.S.
                                                      Morgan       Large Cap   Jennison    Mutual       Mutual
                                                      International Core        20/20       Discovery   Shares       OpCap Mid
                                                      Opportunitity Equity      Focus       Securities  Securities     Cap
                                                      Portfolio   Portfolio   Portfolio      Fund        Fund       Portfolio
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
     Investments at Net Asset Value                    $179         322           -           463,812     497,934     30,318
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                     179         322           -           463,812     497,934     30,318
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                    -           -           -              -             -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

      Total Liabilities                                   -           -           -               -            -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                                    322           -           463,812     497,934     30,318
                                                      $179
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 179          322           -           463,666     497,655     30,318
      Contracts in Annuity Payment Period (Note 2)       -            -           -               146         279         -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $179          322           -           463,812     497,934     30,318
                                                      ----------- ----------- ----------- ----------- ----------- -------------

           Investment Shares                            23          31            -            29,183      42,168      3,501
           Investments at Cost                        $251         444            -           527,144     704,710     45,725





                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                                                      PIMCO VIT    PIMCO VIT
                                                      Oppenheimer Oppenheimer Oppenheimer             Commodity     Emerging
                                                      Global      High        Main        PIMCO VIT   RealReturn    Markets
                                                      Securities  Income      Street      All Asset   Strategy        Bond
                                                       Fund/VA     Fund/VA     Fund/VA    Portfolio   Portfolio    Portfolio
                                                       ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -            -          -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Total Liabilities                                    -           -           -            -          -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
       Contracts in Accumulation Period                81,485      9,566       58,478      114,603     85,230      33,044
       Contracts in Annuity Payment Period (Note 2)        95          -           37           14         -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

    Total Contract Owners' Equity                     $81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------

            Investment Shares                           4,037       6,054       4,019       12,458     12,176       3,202
           Investments at Cost                        $98,717      23,504      72,778      139,487    154,120      41,326



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                                          PIMCO VIT
                                                                                          StocksPLUS
                                                      PIMCO VIT   PIMCO VIT   PIMCO VIT   Growth      PIMCO VIT     Seligman
                                                      Global      High        Real        and         Total          Global
                                                      Bond        Yield       Return      Income      Return       Technology
                                                      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------
        Total Assets                                   75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

      Total Liabilities                                    -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)

      Contracts in Accumulation Period                75,570       96,767      210,399     7,623       492,003     1,245
      Contracts in Annuity Payment Period (Note 2)         2           23           72         -           174         -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------


           Investment Shares                            6,169       17,101      18,692      1,292       47,738       113
           Investments at Cost                        $78,983      128,988     234,170     11,111      493,355     1,892



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)



                                                                  SP
                                                                  Strategic                           Templeton
                                                      Seligman    Partners    SP          Templeton   Developing   Templeton
                                                      Small-Cap   Focused    International Asset       Markets       Foreign
                                                      Value       Growth      Growth      Strategy    Securities   Securities
                                                      Portfolio   Portfolio   Portfolio      Fund        Fund         Fund
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $53,475      10,121      8,551       9,555          -           192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    53,475      10,121      8,551       9,555          -           192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

       Total Liabilities                                   -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $53,475      10,121      8,551       9,555           -          192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 53,446      10,121      8,551       9,538           -          192,327
      Contracts in Annuity Payment Period (Note 2)         29          -           -          17           -              258
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $53,475      10,121      8,551       9,555           -          192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------
         Investment Shares                              11,164      2,195       2,537       1,107          -           17,711
           Investments at Cost                        $104,571     15,006      16,652      17,729          -          261,790





                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)
                                                                                                      Van
                                                                              Van                     Kampen
                                                      Templeton               Kampen      Van         LIT
                                                      Global      Templeton   LIT         Kampen      Growth
                                                      Income      Growth      Capital     LIT         and
                                                      Securities  Securities  Growth      Enterprise  Income       Total All
                                                         Fund        Fund     Portfolio   Portfolio   Portfolio      Funds
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $124,761     351,451     1,424           99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    124,761     351,451     1,424           99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:

    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -           -             -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Liabilities                                    -           -           -           -           -             -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $124,761     351,451      1,424          99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
       Contracts in Accumulation Period                124,614     351,021      1,421          68          608       11,277,384
      Contracts in Annuity Payment Period (Note 2)         147         430          3          31           24            6,151
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $124,761     351,451      1,424          99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------

           Investment Shares                             7,266      42,646         84          10           46        2,195,273
           Investments at Cost                        $117,289     557,121      2,314         181          778       15,160,453




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations
 For the year ended December 31, 2008
    (In thousands)
                                                                                          Alger       Alger       Alger
                                                      AIM V.I.    AIM V.I.    AIM V.I.    American    American    American
                                                      Capital      Core     International Capital     LargeCap    MidCap
                                                      Appreciation Equity      Growth    Appreciation Growth      Growth
                                                         Fund       Fund        Fund     Portfolio   Portfolio   Portfolio
                                                       ----------- ----------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $    -           84           10          -           10          10
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                          113          72           32          41          69          100
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                          (113)         12          (22)        (41)        (59)        (90)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                       -           -           23          -           -         2,033
    Realized Gains (Losses) on Sales of
Investments, Net                                         (133)         35          128       (105)       (340)         (423)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                         (133)         35          151       (105)       (340)        1,610
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (3,548)     (1,477)     (1,076)     (1,478)     (2,270)       (6,220)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (3,681)     (1,442)       (925)      (1,583)     (2,610)      (4,610)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(3,794)     (1,430)       (947)      (1,624)     (2,669)      (4,700)
                                                      ----------- ----------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                      Alger                     AZL
                                                      American    AZL AIM     BlackRock   AZL         AZL         AZL
                                                      SmallCap  International Capital     Columbia    Columbia    Columbia
                                                      Growth      Equity      AppreciationMid Cap     Small Cap   Technology
                                                      Portfolio      Fund        Fund     Value Fund  Value Fund     Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $   -           1,018       -           201         281            -
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         13           4,467       1,048       718         960         1,372
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                         (13)         (3,449)     (1,048)     (517)       (679)       (1,372)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    11          22,132        -           -          4,927       6,938
    Realized Gains (Losses) on Sales of
Investments, Net                                        157         (16,252)    (4,399)     (4,546)     (10,652)    (12,646)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                        168           5,880     (4,399)     (4,546)     (5,725)     (5,708)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (630)       (119,437)   (19,459)    (18,633)    (13,302)    (40,210)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (462)       (113,557)   (23,858)    (23,179)    (19,027)    (45,918)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
                                                      $(475)       (117,006)   (24,906)    (23,696)    (19,706)    (47,290)
Operations                                            ----------- ----------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                   AZL
                                                                   Dreyfus    AZL First
                                                                   Founders   Trust       AZL         AZL         AZL
                                                       AZL Davis   Equity     Target      Franklin    Fusion      Fusion
                                                      NY Venture   Growth     Double      Small Cap   Balanced    Growth
                                                         Fund        Fund     Play Fund   Value Fund     Fund        Fund
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $2,964        582        600          2,488      8,205       13,304
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                       6,160        4,003      1,514        4,393      6,668       18,409
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                       (3,196)      (3,421)      (914)      (1,905)     1,537       (5,105)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                   7,976       17,243        10       10,578      11,130      50,629
    Realized Gains (Losses) on Sales of
Investments, Net                                      (14,139)     (21,509)   (13,718)    (24,380)    (23,757)    (66,069)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                      (6,163)      (4,266)    (13,708)    (13,802)    (12,627)    (15,440)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                   (126,101)    (97,602)   (42,470)    (70,307)    (102,824)   (412,444)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                           (132,264)    (101,868)  (56,178)    (84,109)    (115,451)   (427,884)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(135,460)    (105,289)  (57,092)   (86,014)    (113,914)   (432,989)
                                                      ------------ ---------- ----------- ----------- ----------- -----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                   AZL
                                                                   Jennison   AZL Legg                AZL LMP
                                                      AZL Fusion   20/20      Mason       AZL Legg    Large Cap   AZL Money
                                                       Moderate    Focus      Growth      Mason       Growth      Market
                                                         Fund        Fund        Fund     Value Fund     Fund        Fund
                                                       ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
     Dividends Reinvested in Fund Shares               $14,532         217        -           -            245       17,472
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        12,459       3,586       2,747       2,141       2,056       14,237
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                          2,073       (3,369)    (2,747)     (2,141)     (1,811)       3,235
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    33,571       9,221      4,662       7,942       6,700         -
    Realized Gains (Losses) on Sales of
Investments, Net                                        (53,824)     (25,088)   (24,702)    (23,302)    (40,859)       -
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                        (20,253)     (15,867)   (20,040)    (15,360)    (34,159)       -
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (237,537)    (98,887)    (76,394)    (67,522)    (22,671)      (1)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (257,790)    (114,754)   (96,434)    (82,882)    (56,830)      (1)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(255,717)    (118,123)   (99,181)    (85,023)    (58,641)    3,234
                                                      ------------ ---------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                                      AZL           AZL
                                                                                            AZL      Oppenheimer   Oppenheimer
                                                       AZL NACM    AZL OCC                Oppenheimer International Main
                                                     International Opportunity AZL OCC     Global      Growth      Street
                                                         Fund        Fund     Value Fund     Fund        Fund        Fund
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $   157          -          8,171       1,198       1,775       943
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                          123          2,332      5,150       3,119       3,433       1,945
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                            34         (2,332)    3,021       (1,921)     (1,658)     (1,002)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                 -              13,193     39,607      9,968       13,638      13,889
    Realized Gains (Losses) on Sales of
Investments, Net                                      (1,356)       (20,179)   (277,861)   (9,694)     (13,479)    (10,737)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                      (1,356)        (6,986)    (238,254)   274         159         3,152
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                   (2,713)       (62,707)   28,734      (79,167)    (95,153)    (48,227)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                           (4,069)       (69,693)   (209,520)   (78,893)    (94,994)    (45,075)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(4,035)      (72,025)   (206,499)   (80,814)    (96,652)    (46,077)
                                                      ------------ ---------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                              AZL         AZL
                                                       AZL PIMCO              Schroder    Schroder    AZL
                                                      Fundamental  AZL S&P    Emerging    Emerging    Schroder
                                                       IndexPLUS   500        Markets     Markets  International  AZL Small
                                                         Total     Index      Equity      Equity      Small Cap   Cap Stock
                                                      Return Fund   Fund     Fund CL 1   Fund CL 2      Fund     Index Fund
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
     Dividends Reinvested in Fund Shares               $   -             3        1           198         241          589
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         181          1,497      51          2,523       242           886
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                         (181)        (1,494)    (50)        (2,325)       (1)         (297)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                        -            3      59          30,054      -             25
    Realized Gains (Losses) on Sales of
Investments, Net                                       (1,307)      (17,246)     36         (21,792)    (2,966)     (14,386)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                       (1,307)      (17,243)     95           8,262     (2,966)     (14,361)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (3,249)      (59,104)   4,592       (76,510)     (5,506)     (46,896)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (4,556)      (76,347)   4,687       (68,248)     (8,472)     (61,257)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(4,737)      (77,841)   4,637       (70,573)     (8,473)     (61,554)
                                                      ------------ ---------- ----------- ----------- ----------- -----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                                                      AZL
                                                                                                      Turner
                                                          AZL      AZL        AZL         AZL        Quantitative AZL Van
                                                      TargetPLUS   TargetPLUS TargetPLUS  TargetPLUS  Small Cap   Kampen
                                                       Balanced    Equity     Growth      Moderate    Growth      Comstock
                                                         Fund       Fund        Fund        Fund        Fund        Fund
                                                       ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:

    Dividends Reinvested in Fund Shares               $    -            13         -           -           -         8,106
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         494          1,468      1,174       717         531         7,871
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                         (494)        (1,455)    (1,174)     (717)       (531)          235
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                      -            -          -           -        5,421        45,493
    Realized Gains (Losses) on Sales of
Investments, Net                                       (2,395)      (11,782)   (6,072)     (3,490)     (4,620)      (48,562)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                       (2,395)      (11,782)   (6,072)     (3,490)        801        (3,069)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (4,898)      (36,233)   (25,000)    (11,331)    (15,073)    (173,263)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (7,293)      (48,015)   (31,072)    (14,821)    (14,272)    (176,332)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(7,787)      (49,470)   (32,246)    (15,538)    (14,803)    (176,097)
                                                      ------------ ---------- ----------- ----------- ----------- -----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                              AZL Van     AZL Van
                                                                   AZL Van    Kampen      Kampen      AZL Van
                                                        AZL Van    Kampen     Global      Growth      Kampen      BlackRock
                                                        Kampen     Global     Real        and         Mid Cap     Global
                                                      Equity and   Franchise  Estate      Income      Growth      Allocations
                                                      Income Fund   Fund       Fund        Fund        Fund       V.I. Fund
                                                                                                                     (A)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares                 $5,000        6,177      1,245       5,052       982         3,296
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         3,637        6,101      1,337       4,637       6,569       1,202
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                          1,363           76       (92)         415      (5,587)      2,094
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    6,096        20,462      4,258      14,614      42,837        619
    Realized Gains (Losses) on Sales of
Investments, Net                                       (10,756)       (9,070)   (15,011)    (15,495)    (31,978)     (3,911)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                        (4,660)       11,392    (10,753)       (881)     10,859      (3,292)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (51,339)     (123,200)   (29,504)    (95,787)    (208,600)    (7,195)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (55,999)     (111,808)   (40,257)    (96,668)    (197,741)   (10,487)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(54,636)     (111,732)   (40,349)    (96,253)    (203,328)    (8,393)
                                                      ------------ ---------- ----------- ----------- ----------- -----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                          Dreyfus                   Franklin
                                                                   Davis VA               IP Small                   Global
                                                       Davis VA    Real       Davis VA    Cap Stock   Dreyfus     Communications
                                                       Financial   Estate     Value       Index       Stock        Securities
                                                       Portfolio   Portfolio  Portfolio   Portfolio   Index Fund      Fund
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
   Dividends Reinvested in Fund Shares                $-             20           997       1,482       2,160        287
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        1,447        21         2,230       2,537       3,593       3,131
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                        (1,447)       (1)       (1,233)     (1,055)     (1,433)      (2,844)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    2,801        13        1,811       25,641         -           -
    Realized Gains (Losses) on Sales of
Investments, Net                                        (9,055)      (58)       5,028        1,921     22,557      (12,227)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        (6,254)      (45)       6,839       27,562      22,557     (12,227)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (37,060)     (613)     (63,566)     (30,559)    (65,587)    (96,227)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (43,314)     (658)     (56,727)      (2,997)    (43,030)    (108,454)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(44,761)     (659)     (57,960)      (4,052)    (44,463)    (111,298)
                                                      ------------ ---------- ----------- ----------- ----------- -------------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                       Franklin    Franklin               Franklin
                                                      Growth and   High       Franklin    Large Cap   Franklin
                                                        Income     Income     Income      Growth      Money         Franklin
                                                      Securities   Securities Securities  Securities  Market      Real Estate
                                                         Fund        Fund        Fund        Fund        Fund         Fund
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:

    Dividends Reinvested in Fund Shares               $11,434        15,988     54,615      3,004       400          2,504
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         5,343        2,761     16,703      3,835       356          3,933
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                          6,091       13,227     37,912       (831)       44          (1,429)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    29,418       -         22,562      14,277      -            60,572
    Realized Gains (Losses) on Sales of
Investments, Net                                        (31,311)    (14,788)   (64,064)     (8,031)     -           (50,127)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                         (1,893)    (14,788)   (41,502)      6,246       -           10,445
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (143,342)    (37,897)   (332,045)   (94,568)    (44)        (117,235)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (145,235)    (52,685)   (373,547)   (88,322)    (44)        (106,790)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(139,144)    (39,458)   (335,635)   (89,153)    -           (108,219)
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                          Franklin
                                                                   Franklin   Franklin    Templeton
                                                       Franklin    Small      Small-Mid   VIP
                                                        Rising     Cap        Cap         Founding    Franklin
                                                       Dividends   Value      Growth      Funds       U.S.          Franklin
                                                      Securities   Securities Securities  Allocation  Government  Zero Coupon
                                                         Fund        Fund        Fund        Fund        Fund      Fund 2010
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares                $8,100        1,359      -            3,074       20,457      4,554
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        7,292        2,156        3,083      1,777       7,491       1,863
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                           808         (797)      (3,083)     1,297       12,966      2,691
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    3,310        9,093      22,356       3,049       -            -
    Realized Gains (Losses) on Sales of
Investments, Net                                          (972)      (1,168)     (6,210)     (8,054)     (280)        920
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                          2,338        7,925      16,146     (5,005)     (280)        920
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (135,242)    (48,425)    (105,047)   (39,333)    11,376      1,714
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (132,904)    (40,500)     (88,901)    (44,338)    11,096      2,634
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(132,096)    (41,297)     (91,984)    (43,041)    24,062      5,325
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                    J.P.
                                                                    Morgan
                                                         J.P.       U.S.
                                                        Morgan      Large      Jennison    Mutual      Mutual
                                                      International Cap Core   20/20       Discovery   Shares       OpCap Mid
                                                      Opportunitie Equity     Focus       Securities  Securities      Cap
                                                       Portfolio   Portfolio  Portfolio      Fund        Fund      Portfolio
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares               $   7            6          -           15,485      25,125      139
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                          6            8          1,380       12,605      14,833      674
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                           1           (2)        (1,380)     2,880       10,292      (535)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    63           -           5,952      28,497      35,086      3,366
    Realized Gains (Losses) on Sales of
Investments, Net                                         (7)          (7)        2,268       11,210      (48,856)    (6,584)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                          56          (7)        8,220       39,707      (13,770)    (3,218)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                     (233)       (182)      (19,261)    (280,116)   (373,104)   (15,726)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                             (177)       (189)      (11,041)    (240,409)   (386,874)   (18,944)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
                                                       $ (176)      (191)      (12,421)    (237,529)   (376,582)   (19,479)
Operations
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                                      PIMCO VIT    PIMCO VIT
                                                      Oppenheimer  Oppenheimer Oppenheimer             Commodity     Emerging
                                                        Global     High          Main      PIMCO VIT   RealReturn    Markets
                                                      Securities   Income      Street      All Asset   Strategy        Bond
                                                        Fund/VA     Fund/VA    Fund/VA    Portfolio   Portfolio    Portfolio
                                                       ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares               $ 2,376        1,540      1,612        8,957       7,677     2,835
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        2,712          410      1,909        3,024       3,388       854
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                          (336)        1,130      (297)       5,933       4,289      1,981
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                   10,442          -        7,005         373       1,292      1,743
    Realized Gains (Losses) on Sales of
Investments, Net                                         3,964       (5,542)     1,348     (13,290)    (16,016)    (3,560)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        14,406       (5,542)     8,353     (12,917)    (14,724)    (1,817)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (85,443)     (13,076)   (54,983)    (25,021)    (78,367)    (8,017)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (71,037)     (18,618)   (46,630)    (37,938)    (93,091)    (9,834)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(71,373)     (17,488)   (46,927)    (32,005)    (88,802)    (7,853)
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                                          PIMCO VIT
                                                                                          StocksPLUS
                                                       PIMCO VIT   PIMCO      PIMCO VIT   Growth      PIMCO VIT     Seligman
                                                        Global     VIT High   Real        and         Total          Global
                                                         Bond      Yield      Return      Income      Return       Technology
                                                       Portfolio   Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:

    Dividends Reinvested in Fund Shares               $3,090        10,435     9,866        913         22,652        -
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                      1,811         2,610      5,413        234         9,622          33
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                       1,279         7,825      4,453        679         13,030        (33)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:

    Realized Capital Gain Distributions on Mutual
Funds                                                 -                290       326         -          9,329          -
    Realized Gains (Losses) on Sales of
Investments, Net                                      (2,413)      (12,304)   (9,043)       (46)        1,729         (23)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                      (2,413)      (12,014)   (8,717)       (46)        11,058        (23)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                   (5,507)      (30,843)   (23,895)    (7,400)      (11,347)       (869)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in

                 Appreciation (Depreciation) on
Investments                                           (7,920)       (42,857)   (32,612)    (7,446)        (289)       (892)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(6,641)      (35,032)   (28,159)    (6,767)       12,741       (925)
                                                      ------------ ---------- ----------- ----------- ----------- -------------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                   SP
                                                                   Strategic                          Templeton
                                                       Seligman    Partners   SP          Templeton   Developing   Templeton
                                                       Small-Cap   Focused    International Asset       Markets      Foreign
                                                         Value     Growth     Growth      Strategy    Securities   Securities
                                                       Portfolio   Portfolio  Portfolio      Fund        Fund         Fund
                                                       ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares               $     -            -         311      1,333       6,313       8,177
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        1,684         378         430         174       3,919       5,290
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                        (1,684)       (378)       (119)       1,159       2,394       2,887
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                   28,134       1,553       4,875      1,622       45,910      31,224
    Realized Gains (Losses) on Sales of
Investments, Net                                        (5,049)       (443)     (6,212)     (978)      (83,034)        801
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        23,085       1,110      (1,337)       644      (37,124)     32,025
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (66,014)     (9,406)    (11,813)    (5,440)     (132,011)   (195,626)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (42,929)     (8,296)    (13,150)    (4,796)     (169,135)   (163,601)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(44,613)     (8,674)    (13,269)    (3,637)     (166,741)   (160,714)
                                                      ------------ ---------- ----------- ----------- ----------- -------------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                                      Van
                                                                              Van                     Kampen
                                                       Templeton              Kampen      Van         LIT
                                                        Global     Templeton  LIT         Kampen      Growth
                                                        Income     Growth     Capital     LIT         and
                                                      Securities   Securities Growth      Enterprise  Income       Total All
                                                         Fund        Fund     Portfolio   Portfolio   Portfolio      Funds
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:

    Dividends Reinvested in Fund Shares               $4,754         11,555        5         1           17          380,986
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                       2,221         10,500        46        2           13          300,333
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                        2,533          1,055       (41)      (1)           4           80,653
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:

    Realized Capital Gain Distributions on Mutual
Funds                                                    -            43,430      -          -           29          911,406
    Realized Gains (Losses) on Sales of
Investments, Net                                        575          (57,640)     (15)      (12)          -        (1,359,730)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        575          (14,210)     (15)      (12)         29          (448,324)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                      89         (312,302)  (1,595)      (57)       (353)       (5,911,447)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                              664        (326,512)  (1,610)       (69)       (324)       (6,359,771)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $3,197        (325,457)  (1,651)       (70)       (320)       (6,279,118)
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                                           AIM V.I.
                                                         AIM V.I. Capital     AIM V.I. Core Equity   International Growth
                                                        Appreciation Fund             Fund                   Fund
                                                      ----------- ----------- ---------- ----------- ----------- ----------
                                                         2008        2007       2008        2007        2008       2007
                                                      ----------- ----------- ---------- ----------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:


 Investment Income (Loss),  Net                       $    (113)       (175)         12         (77)        (22)        (67)

      Realized Gains (Losses) on Investments, Net          (133)         261         35         232         151        436
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (3,548)         943    (1,477)         187     (1,076)       (62)
                                                      ----------- ----------- ---------- ----------- ----------- ----------
      Net Increase (Decrease) in Net Assets
          From Operations                                (3,794)       1,029    (1,430)         342       (947)        307
                                                      ----------- ----------- ---------- ----------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                        -          13          -           -           -          7

      Transfers Between Funds (Note 2)                     (280)     (1,137)      (220)       (212)       (112)      (250)

      Surrenders and Terminations                          (717)     (2,299)      (662)     (1,571)       (212)      (600)

      Rescissions                                              -           -          -           -           -          -

      Bonus (Recapture)                                        -           -          -           -           -          -

      Contract Maintenance Charge (Note 2)                   (5)        (14)        (3)         (4)         (1)        (8)
                                                      ----------- ----------- ---------- ----------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (1,002)     (3,437)      (885)     (1,787)       (325)      (851)
                                                      ----------- ----------- ---------- ----------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         (4,796)     (2,408)    (2,315)     (1,445)     (1,272)      (544)

 Net Assets at Beginning of Period                        9,390       11,798      5,199      6,644       2,493       3,037
                                                      ----------- ----------- ---------- ----------- ----------- ----------

 Net Assets at End of Period                           $  4,594       9,390       2,884      5,199       1,221       2,493
                                                      ----------- ----------- ---------- ----------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Alger American         Alger American         Alger American
                                                      Capital Appreciation      LargeCap Growth         MidCap Growth
                                                            Portfolio              Portfolio              Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $ (41)       (56)       (59)       (77)        (90)        (158)


      Realized Gains (Losses) on Investments, Net      (105)       (53)       (340)      (472)      1,610       1,584
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (1,478)     1,136      (2,270)     1,660      (6,220)       906
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (1,624)      1,027     (2,669)     1,111      (4,700)      2,332
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   -           1          -           -          -           -

      Transfers Between Funds (Note 2)                 (108)       (115)      (237)       (434)      (521)       (1,021)

      Surrenders and Terminations                      (397)       (552)      (646)      (1,427)     (790)       (1,780)

      Rescissions                                         -           -          -           -          -           -

      Bonus (Recapture)                                   -           -          -           -          -           -

      Contract Maintenance Charge (Note 2)               (2)         (3)        (3)         (3)        (3)         (5)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                   (507)       (669)      (886)       1,864)    (1,314)     (2,806)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (2,131)         358     (3,555)     (753)      (6,014)     (474)

 Net Assets at Beginning of Period                     3,881        3,523      6,352       7,105      8,955       9,429
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $1,750         3,881     2,797       6,352      2,941       8,955
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Alger American                                    AZL AIM
                                                         SmallCap Growth      AZL AIM Basic Value   International Equity
                                                            Portfolio                Fund                   Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(13)        (18)       -           (1,520)    (3,449)     (3,873)

       Realized Gains (Losses) on Investments, Net     168          40        -            43,775     5,880      32,023
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (630)         126       -           (36,617)   (119,437)   (1,918)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets
           From Operations                             (475)        148       -             5,638    (117,006)   26,232
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                               -              -         -            7,524      41,399     53,138

      Transfers Between Funds (Note 2)                 (60)         (8)        -         (182,712)   (74,617)     21,678

      Surrenders and Terminations                      (62)         (81)       -          (10,725)   (15,302)    (18,915)

      Rescissions                                     -               -        -              (90)    (2,009)     (1,665)

      Bonus (Recapture)                               -               -        -              104        633         996

      Contract Maintenance Charge (Note 2)            -              (1)       -              (28)       (53)        (64)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                 (122)          (90)      -          (185,927)  (49,949)    55,168
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (597)           58       -          (180,289)  (166,955)    81,400

 Net Assets at Beginning of Period                    1,076         1,018      -           180,289    300,838     219,438
                                                      ----------- ---------- ----------- ---------- ----------- ----------


 Net Assets at End of Period                          $ 479         1,076      -                -     133,883     300,838
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                          AZL BlackRock
                                                      Capital Appreciation   AZL Columbia Mid Cap    AZL Columbia Small
                                                              Fund                Value Fund           Cap Value Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,048)    (1,020)       (517)       (741)      (679)     (1,225)

      Realized Gains (Losses) on Investments, Net      (4,399)     1,612      (4,546)        334      (5,725)     5,843
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (19,459)     3,416      (18,633)    (1,154)    (13,302)    (11,696)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (24,906)     4,008      (23,696)    (1,561)    (19,706)    (7,078)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                17,754      11,602      14,409      14,515      8,443       11,921

      Transfers Between Funds (Note 2)                 (7,081)      (577)      (3,818)     10,317     (7,495)     (14,785)

      Surrenders and Terminations                      (2,984)     (3,002)     (1,489)     (2,206)    (3,357)     (3,892)

      Rescissions                                        (370)       (170)       (308)       (322)      (180)       (419)

      Bonus (Recapture)                                   175         154         153         211        88          185


      Contract Maintenance Charge (Note 2)                (13)        (11)        (7)         (4)        (13)        (12)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                    7,481       7,996      8,940       22,511     (2,514)     (7,002)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (17,425)     12,004     (14,756)     20,950    (22,220)    (14,080)

 Net Assets at Beginning of Period                      60,239      48,235      39,787      18,837     57,106      71,186
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 42,814      60,239      25,031      39,787     34,886      57,106
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                          AZL Columbia       AZL Davis NY Venture   AZL Dreyfus Founders
                                                         Technology Fund             Fund            Equity Growth Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,372)    (1,327)      (3,196)     (5,884)   (3,421)     (3,192)

      Realized Gains (Losses) on Investments, Net     (5,708)       3,458      (6,163)     18,048    (4,266)       9,510
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (40,210)      7,414    (126,101)     (4,716)   (97,602)      1,200
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (47,290)       9,545   (135,460)      7,448   (105,289)      7,518
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                 13,792      11,434     57,015      56,546     19,855      22,751

      Transfers Between Funds (Note 2)                 (24,865)     37,625     34,789     (32,228)   (60,641)    154,630

      Surrenders and Terminations                       (4,875)     (5,256)   (23,057)    (24,990)   (19,106)    (15,713)


      Rescissions                                         (421)       (379)    (2,194)     (1,144)      (562)       (425)

      Bonus (Recapture)                                    251         255        526         654        182          331

      Contract Maintenance Charge (Note 2)                 (18)        (43)       (91)        (64)       (63)         (56)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (16,136)      43,636     66,988      (1,226)    (60,335)    161,518
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (63,426)      53,181     (68,472)      6,222   (165,624)    169,036

 Net Assets at Beginning of Period                     101,713       48,532     395,443     389,221    287,472     118,436
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 38,287      101,713     326,971     395,443    121,848     287,472
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         AZL First Trust
                                                       Target Double Play     AZL Franklin Small     AZL Fusion Balanced
                                                              Fund              Cap Value Fund              Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $  (914)      (810)     (1,905)     (4,907)      1,537     (1,608)

      Realized Gains (Losses) on Investments, Net     (13,708)      (292)    (13,802)     23,082     (12,627)    10,785
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (42,470)      (286)    (70,307)    (39,216)   (102,824)     5,567
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (57,092)    (1,388)    (86,014)    (21,041)   (113,914)   14,744
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                               42,319      41,733     31,569       59,874    134,234     83,096

      Transfers Between Funds (Note 2)               (11,624)     48,684     (70,214)    (63,272)   (59,126)    12,499

      Surrenders and Terminations                     (4,466)     (1,470)    (15,138)    (19,363)   (30,297)    (21,368)

      Rescissions                                     (1,023)     (1,099)    (1,043)     (1,274)    (3,555)     (1,556)

      Bonus (Recapture)                                  354         653        405         791      1,253       1,060


      Contract Maintenance Charge (Note 2)               (17)        (4)        (62)         (7)      (73)         (35)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                  25,543     88,497     (54,483)    (23,251)   42,436      73,696
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (31,549)    87,109     (140,497)   (44,292)   (71,478)    88,440

 Net Assets at Beginning of Period                     87,109      -          282,993     327,285    357,955    269,515
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $55,560      87,109     142,496     282,993    286,477    357,955
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                        AZL Fusion Growth     AZL Fusion Moderate    AZL Jennison 20/20
                                                              Fund                   Fund                Focus Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
  Investment Income (Loss),  Net                       $(5,105)    (15,829)   2,073       (7,157)     (3,369)    (3,065)

      Realized Gains (Losses) on Investments, Net     (15,440)      39,924    (20,253)     27,034    (15,867)    13,129
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (412,444)     4,456     (237,537)     8,200    (98,887)     2,077
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (432,989)     28,551    255,717)     28,077    (118,123)   12,141
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                231,627     316,144     162,682     214,906    48,108     40,601

      Transfers Between Funds (Note 2)                (239,071)    (67,113)   (247,181)   (23,219)    47,189      1,438

      Surrenders and Terminations                      (48,850)    (54,147)   (45,875)    (41,839)   (11,600)    (9,547)

      Rescissions                                       (6,634)     (9,133)    (5,042)     (4,493)    (1,623)      (725)

      Bonus (Recapture)                                  3,249       5,237      1,553       2,150        456         391

      Contract Maintenance Charge (Note 2)                (254)       (102)      (175)       (190)       (47)        (56)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (59,933)    190,886    (134,038)    147,315     82,483      32,102
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (492,922)     219,437   (389,755)    175,392    (35,640)    44,243

 Net Assets at Beginning of Period                    1,103,016     883,579    809,286     633,894    198,067     153,824
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 610,094   1,103,016    419,531     809,286    162,427     198,067
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         AZL Legg Mason      AZL Legg Mason Value     AZL LMP Large Cap
                                                           Growth Fund               Fund                Growth Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(2,747)     (2,507)     (2,141)    (3,939)    (1,811)     (3,191)

      Realized Gains (Losses) on Investments, Net     (20,040)      7,216     (15,360)     12,082    (34,159)     6,493
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (76,394)      4,069     (67,522)    (23,925)   (22,671)       916
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (99,181)      8,778     (85,023)    (15,782)   (58,641)     4,218
                                                      ----------- ---------- ----------- ---------- ----------- ----------
    Contract Transactions-All Products (Note 5)

      Purchase Payments                                30,556      34,289      11,858      22,718      5,044       7,668

      Transfers Between Funds (Note 2)                 22,142      60,468     (34,707)    (39,286)   (83,046)    (20,127)

      Surrenders and Terminations                      (9,029)     (8,964)     (7,696)    (14,722)   (10,095)    (11,736)

      Rescissions                                      (1,308)       (735)       (435)       (448)      (123)       (183)

      Bonus (Recapture)                                   441         512         147         314         64         105


      Contract Maintenance Charge (Note 2)                (36)        (9)         (35)        (15)       (30)        (43)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    42,766      85,561     (30,868)   (31,439)   (88,186)    (24,316)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (56,415)     94,339    (115,891)   (47,221)   (146,827)   (20,098)

 Net Assets at Beginning of Period                     188,913      94,574     173,309     220,530    146,827    166,925
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $132,498     188,913      57,418     173,309       -       146,827
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                   AZL NACM          AZL OCC Opportunity
                                                      AZL Money Market Fund   International Fund            Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008     2007 (B)      2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                       $3,235      14,696         34         (27)       (2,332)     (3,258)

      Realized Gains (Losses) on Investments, Net         -           -      (1,356)        (67)       (6,986)     27,955
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                     (1)         1      (2,713)        (316)     (62,707)    (16,027)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               3,234       14,697   (4,035)        (410)     (72,025)     8,670
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                453,325     342,462    4,925         2,954      13,149      17,033

      Transfers Between Funds (Note 2)                 111,641       9,768     (161)        3,990     (29,872)    (3,468)

      Surrenders and Terminations                     (167,065)   (170,998)    (363)        (282)     (8,166)     (10,977)

      Rescissions                                      (13,417)    (10,485)    (223)         (15)       (461)       (440)

      Bonus (Recapture)                                  5,136       3,561       41           43         164         310


      Contract Maintenance Charge (Note 2)                (141)       (166)      (1)         -           (35)        (35)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   389,479     174,142     4,218        6,690     (25,221)     2,423
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       392,713     188,839       183        6,280     (97,246)     11,093


 Net Assets at Beginning of Period                     576,147     387,308      6,280       -          163,914     152,821
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $968,860     576,147      6,463       6,280      66,668      163,914
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                       AZL OCC Renaissance                             AZL Oppenheimer
                                                              Fund            AZL OCC Value Fund         Global Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $-          (1,691)      3,021     (2,998)    (1,921)     (3,274)

      Realized Gains (Losses) on Investments, Net     -           53,020    (238,254)    23,320        274      18,630
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 -          (28,368)     28,734     64,919)   (79,167)      (8,185)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             -           22,961    (206,499)   (44,597)   (80,814)       7,171
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                               -           14,436      5,968      14,847     20,733       32,905

      Transfers Between Funds (Note 2)                -          353,604)  (206,511)    249,680    (49,384)     (29,776)

      Surrenders and Terminations                     -          (20,947)   (27,785)    (24,887)    (8,784)      (9,894)

      Rescissions                                     -             (443)      (372)       (350)      (860)      (1,142)

      Bonus (Recapture)                               -              141         53          192        261         463


      Contract Maintenance Charge (Note 2)            -              (58)       (91)        (62)        (45)        (27)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                  -          (360,475)  (228,738)    239,420     (38,079)    (7,471)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      -          (337,514)  (435,237)    194,823    (118,893)      (300)

 Net Assets at Beginning of Period                    -           337,514    435,237     240,414     211,936     212,236
                                                      ----------- ---------- ----------- ---------- ----------- ----------


 Net Assets at End of Period                          $-          -          -           435,237      93,043      211,936
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                                          AZL PIMCO
                                                         AZL Oppenheimer                                 Fundamental
                                                      International Growth   AZL Oppenheimer Main      IndexPLUS Total
                                                              Fund                Street Fund            Return Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,658)    (2,935)     (1,002)   (1,946)       (181)       416

      Realized Gains (Losses) on Investments, Net         159     18,309       3,152     11,425      (1,307)       36
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (95,153)       598     (48,227)    (7,781)     (3,249)     (263)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (96,652)    15,972     (46,077)    1,698      (4,737)       189
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                  37,702     49,687    13,176      20,461      4,523       2,591

      Transfers Between Funds (Note 2)                  (68,680)    30,635   (35,289)     (4,677)     2,990         260

      Surrenders and Terminations                       (11,255)   (13,094)   (6,241)     (6,709)      (410)       (428)

      Rescissions                                        (1,346)    (1,542)     (419)       (687)      (189)       (177)

      Bonus (Recapture)                                     641        834        212         360        53          54


      Contract Maintenance Charge (Note 2)                  (43)       (25)       (28)        (24)       (2)         (1)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (42,981)    66,495     (28,589)      8,724      6,965       2,299
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (139,633)     82,467    (74,666)     10,422     2,228       2,488

 Net Assets at Beginning of Period                      240,548     158,081    134,696     124,274     7,075       4,587
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 100,915     240,548     60,030      134,696    9,303       7,075
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                 AZL Schroder           AZL Schroder
                                                        AZL S&P 500 Index      Emerging Markets       Emerging Markets
                                                              Fund             Equity Fund CL 1       Equity Fund CL 2
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008     2007 (B)      2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,494)       75        (50)         (3)      (2,325)      (1,780)

      Realized Gains (Losses) on Investments, Net     (17,243)      (24)        95           35       8,262        5,892
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (59,104)     (641)      4,592          (8)     (76,510)     12,515
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (77,841)     (590)      4,637           24     (70,573)     16,627
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                37,536     13,299        508           82      35,163       39,102

      Transfers Between Funds (Note 2)                201,960     14,960     27,195          145      20,630       73,579

      Surrenders and Terminations                      (5,471)      (410)      (569)          97      (6,927)      (5,130)

      Rescissions                                        (586)       (82)       -            (3)      (1,281)      (1,331)

      Bonus (Recapture)                                   521         154        -            1          513          655

      Contract Maintenance Charge (Note 2)                (28)        (1)        (2)        (11)         (31)        (317)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   233,932     27,920     27,132        311        48,067      106,558
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       156,091     27,330     31,769        335        (22,506)    123,185

 Net Assets at Beginning of Period                      27,330      -            335         -          169,313     46,128
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $183,421     27,330     32,104        335        146,807     169,313
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                          AZL Schroder
                                                       International Small    AZL Small Cap Stock      AZL TargetPLUS
                                                            Cap Fund              Index Fund            Balanced Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008     2007 (B)      2008     2007 (B)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $   (1)      (71)       (297)       154        (494)       120

      Realized Gains (Losses) on Investments, Net     (2,966)     (168)      (14,361)      9        (2,395)       (7)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (5,506)     (430)      (46,896)    (996)      (4,898)      (125)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (8,473)     (669)      (61,554)    (833)      (7,787)       (12)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                10,108      6,778       14,384     7,623     45,425      6,767

      Transfers Between Funds (Note 2)                   495       4,479      154,950     4,904      1,665      4,085

      Surrenders and Terminations                       (353)       (87)      (2,939)       (75)    (1,008)         6


      Rescissions                                       (260)      (141)        (398)      (138)    (1,758)       (84)

      Bonus (Recapture)                                   133        114          140       104        490         48

      Contract Maintenance Charge (Note 2)                (2)         -          (18)        -          (3)         -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   10,121      11,143     166,119     12,418     44,811      10,822
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        1,648      10,474     104,565     11,585     37,024      10,810

 Net Assets at Beginning of Period                     10,474      -           11,585      -         10,810         -
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $12,122      10,474     116,150     11,585     47,834      10,810
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                         AZL TargetPLUS         AZL TargetPLUS         AZL TargetPLUS
                                                           Equity Fund            Growth Fund           Moderate Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008     2007 (B)      2008     2007 (B)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                       $(1,455)     (147)      (1,174)      155        (717)        169

      Realized Gains (Losses) on Investments, Net     (11,782)      (17)      (6,072)     (211)      (3,490)      (177)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (36,233)    (1,910)    (25,000)     (843)     (11,331)      (550)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (49,470)    (2,074)    (32,246)     (899)     (15,538)      (558)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
    Contract Transactions-All Products (Note 5)

      Purchase Payments                                38,788     38,767      64,227      34,373     51,407      14,086

      Transfers Between Funds (Note 2)                (13,861)    50,148      (3,446)      5,094     (2,340)     9,707

      Surrenders and Terminations                     (3,457)    (2,161)      (1,612)      (350)     (2,638)      (422)

      Rescissions                                     (1,168)      (798)      (1,760)      (978)     (2,118)      (575)

      Bonus (Recapture)                                  473         587        904         560         874        163


      Contract Maintenance Charge (Note 2)               (17)        (4)        (10)         (6)        (4)         (1)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    20,758     86,539      58,303      38,693     45,181      22,958
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (28,712)    84,465      26,057      37,794     29,643      22,400

 Net Assets at Beginning of Period                      84,465          -      37,794         -       22,400           -
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 55,753      84,465     63,851      37,794     52,043      22,400
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                           AZL Turner           AZL Van Kampen
                                                       Quantitative Small      Aggressive Growth       AZL Van Kampen
                                                         Cap Growth Fund             Fund               Comstock Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $ (531)         (761)     -         (1,543)       235      (2,652)
      Realized Gains (Losses) on Investments, Net        801         2,520      -         26,584     (3,069)     36,121
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (15,073)       (647)      -        (10,590)   (173,263)   (63,244)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (14,803)       1,112      -          14,451   (176,097)   (29,775)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                 5,988        6,825      -          7,992      22,188     45,591

      Transfers Between Funds (Note 2)                 (5,215)      (8,321)     -       (115,230)  (134,542)     66,912

      Surrenders and Terminations                      (1,328)      (1,737)     -         (5,481)   (39,002)    (45,751)

      Rescissions                                       (140)         (211)     -           (184)      (677)      (1,108)

      Bonus (Recapture)                                   69            85      -            143        198         528


      Contract Maintenance Charge (Note 2)                (6)          (11)     -            (17)      (132)        (74)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                     (632)      (3,370)     -        (112,777)  (151,967)     66,098
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (15,435)      (2,258)     -         (98,326)   (328,064)    36,323

 Net Assets at Beginning of Period                     33,333       35,591      -          98,326     564,367    528,044
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $17,898       33,333      -            -        236,303    564,367
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         AZL Van Kampen                                AZL Van Kampen
                                                        Equity and Income       AZL Van Kampen       Global Real Estate
                                                              Fund           Global Franchise Fund          Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $ 1,363       (775)         76       (8,250)       (92)     (1,352)

      Realized Gains (Losses) on Investments, Net      (4,660)     13,066      11,392      33,896    (10,753)      1,756
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (51,339)    (10,511)   (123,200)      2,872    (29,504)    (14,183)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (54,636)       1,780   (111,732)     28,518    (40,349)    (13,779)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                 39,995      54,967     44,269      75,664     18,476      43,645

      Transfers Between Funds (Note 2)                 (79,130)    (23,017)  (113,849)    (59,289)   (13,786)     (3,123)

      Surrenders and Terminations                      (14,190)    (13,981)   (21,493)    (23,354)    (3,435)     (4,329)

      Rescissions                                       (1,304)     (1,237)    (1,440)     (2,157)      (790)     (1,166)

      Bonus (Recapture)                                    347         610        396         773        219         601

      Contract Maintenance Charge (Note 2)                 (45)        (46)       (80)        (73)       (17)        (12)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (54,327)    17,296     (92,197)    (8,436)       667      35,616
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (108,963)     19,076   (203,929)     20,082   (39,682)     21,837

 Net Assets at Beginning of Period                      242,363     223,287    406,292     386,210    84,856      63,019
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Net Assets at End of Period                           $133,400     242,363    202,363     406,292    45,174      84,856
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         AZL Van Kampen
                                                        Growth and Income     AZL Van Kampen Mid       AZL Van Kampen
                                                              Fund              Cap Growth Fund     Strategic Growth Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $  415       (2,498)     (5,587)    (6,202)    -           (2,335)

      Realized Gains (Losses) on Investments, Net       (881)      34,345      10,859     31,252     -           46,305
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (95,787)    (29,641)   (208,600)    24,763     -           (24,325)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (96,253)      2,206    (203,328)    49,813     -            19,645
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                22,766      37,293      53,960      53,080    -             9,035

      Transfers Between Funds (Note 2)                (67,353)    (50,392)   (103,414)    142,745    -           (186,137)

      Surrenders and Terminations                     (24,891)    (29,922)    (25,194)    (21,342)   -             (8,939)

      Rescissions                                        (944)       (925)     (2,695)     (1,336)   -               (191)

      Bonus (Recapture)                                    227         451        708         778    -                120


      Contract Maintenance Charge (Note 2)                 (70)       (102)      (89)        (77)    -                (26)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                   (70,265)    (43,597)   (76,724)    173,848   -           (186,138)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (166,518)   (41,391)   (280,052)    223,661                (166,493)
                                                                                                     -

 Net Assets at Beginning of Period                      323,375     364,766    464,770     241,109   -             166,493
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 156,857     323,375    184,718     464,770   -               -
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                        BlackRock Global      Davis VA Financial    Davis VA Real Estate
                                                      Allocations V.I. Fund        Portfolio              Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                       2008 (A)     2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $  2,094          -     (1,447)    (1,185)         (1)         35

      Realized Gains (Losses) on Investments, Net        (3,292)          -     (6,254)     16,227        (45)        704
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (7,195)          -    (37,060)   (23,864)       (613)    (1,093)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets


          From Operations                                (8,393)          -    (44,761)    (8,822)       (659)      (354)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   92,699          -      13,680     12,849           -          -

      Transfers Between Funds (Note 2)                    48,237          -    (11,239)   (26,607)       (147)      (111)

      Surrenders and Terminations                        (1,397)          -     (6,651)   (10,897)       (115)      (413)

      Rescissions                                        (2,222)          -       (378)      (234)           -          -

      Bonus (Recapture)                                      634          -         163        176           -          -

      Contract Maintenance Charge (Note 2)                   (5)          -        (23)        (9)           -          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    137,946          -     (4,448)   (24,722)       (262)      (524)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         129,553          -    (49,209)   (33,544)       (921)      (878)

 Net Assets at Beginning of Period                             -          -      97,925    131,469       1,605      2,483
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 129,553          -      48,716     97,925         684      1,605
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Davis VA Value      Dreyfus IP Small Cap    Dreyfus Stock Index
                                                            Portfolio        Stock Index Portfolio          Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $  (1,233)    (1,547)     (1,055)    (4,083)     (1,433)    (1,622)

      Realized Gains (Losses) on Investments, Net          6,839     21,268      27,562     27,858      22,557     25,175
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (63,566)   (14,321)    (30,559)   (28,325)    (65,587)   (10,806)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (57,960)      5,400     (4,052)    (4,550)    (44,463)     12,747
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      669      1,427       1,773     15,009       2,020     16,875

      Transfers Between Funds (Note 2)                  (27,614)   (16,660)   (209,849)   (53,361)   (265,090)   (66,741)

      Surrenders and Terminations                       (14,262)   (20,392)    (11,313)   (16,840)    (21,748)   (31,112)


      Rescissions                                           (13)       (24)        (55)      (598)       (165)      (461)

      Bonus (Recapture)                                        8         12          12        154           9        132

      Contract Maintenance Charge (Note 2)                  (38)       (48)        (36)       (10)        (56)      (163)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (41,250)   (35,685)   (219,468)   (55,646)   (285,030)   (81,470)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (99,210)   (30,285)   (223,520)   (60,196)   (329,493)   (68,723)

 Net Assets at Beginning of Period                       166,627    196,912     223,520    283,716     329,493    398,216
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $   67,417    166,627           -    223,520           -    329,493
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Franklin Global      Franklin Growth and
                                                         Communications        Income Securities    Franklin High Income
                                                         Securities Fund             Fund              Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $ (2,844)    (4,109)       6,091      3,996      13,227     10,919

      Realized Gains (Losses) on Investments, Net       (12,227)      4,036     (1,893)     37,418    (14,788)    (1,728)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (96,227)     45,281   (143,342)   (63,994)    (37,897)    (7,638)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (111,298)     45,208   (139,144)   (22,580)    (39,458)      1,553
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   15,708     22,770       4,983     17,642      16,349     28,435

      Transfers Between Funds (Note 2)                  (53,937)     25,643    (49,397)   (40,808)    (45,460)   (29,980)

      Surrenders and Terminations                       (18,154)   (27,173)    (44,664)   (69,802)    (17,652)   (23,361)


      Rescissions                                          (539)      (904)       (236)      (406)       (676)      (430)

      Bonus (Recapture)                                      286        524          29        203         192        351

      Contract Maintenance Charge (Note 2)                 (100)      (176)       (152)      (252)        (55)      (101)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (56,736)     20,684    (89,437)   (93,423)    (47,302)   (25,086)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (168,034)     65,892   (228,581)  (116,003)    (86,760)   (23,533)

 Net Assets at Beginning of Period                       275,000    209,108     439,537    555,540     194,157    217,690
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 106,966    275,000     210,956    439,537     107,397    194,157
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                                              Franklin Large Cap
                                                         Franklin Income       Growth Securities       Franklin Money
                                                         Securities Fund             Fund                Market Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $ 37,912     22,662       (831)    (3,215)          44        873

      Realized Gains (Losses) on Investments, Net       (41,502)     38,782       6,246     16,886           -          -
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (332,045)   (42,106)    (94,568)      2,235        (44)          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (335,635)     19,338    (89,153)     15,906           -        873
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                  141,658    271,558       3,196     10,944           5          7

      Transfers Between Funds (Note 2)                 (308,052)   (66,393)    (56,958)   (40,730)       (440)      (810)

      Surrenders and Terminations                       (95,961)  (108,671)    (22,506)   (33,550)     (2,527)    (4,658)

      Rescissions                                        (5,198)    (6,391)       (282)      (285)           -          -

      Bonus (Recapture)                                    1,072      2,265          21        104           -          -

      Contract Maintenance Charge (Note 2)                 (311)      (335)        (82)      (168)        (14)       (15)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                  (266,792)     92,033    (76,611)   (63,685)     (2,976)    (5,476)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (602,427)    111,371   (165,764)   (47,779)     (2,976)    (4,603)

 Net Assets at Beginning of Period                     1,236,149  1,124,778     293,997    341,776      26,980     31,583
                                                      ----------- ---------- ----------- ---------- ----------- ----------
  Net Assets at End of Period                             633,722  1,236,149     128,233    293,997      24,004     26,980
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                Franklin Rising
                                                      Franklin Real Estate   Dividends Securities    Franklin Small Cap
                                                              Fund                   Fund           Value Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $  (1,429)      2,461         808      4,692       (797)    (2,269)

      Realized Gains (Losses) on Investments, Net         10,445     49,531       2,338     47,818       7,925     27,492
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (117,235)  (155,934)   (135,242)   (77,137)    (48,425)   (30,984)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (108,219)  (103,942)   (132,096)   (24,627)    (41,297)    (5,761)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                    2,164      8,125       2,956     14,048         820      2,274

      Transfers Between Funds (Note 2)                  (63,531)   (98,967)   (105,581)   (94,045)    (32,132)   (29,812)

      Surrenders and Terminations                       (22,534)   (46,942)    (49,254)   (68,098)    (12,428)   (19,262)

      Rescissions                                           (85)      (250)       (185)      (294)       (124)       (79)

      Bonus (Recapture)                                       24         66           8         46           8         38

      Contract Maintenance Charge (Note 2)                  (81)       (84)       (151)      (158)        (37)       (36)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (84,043)  (138,052)   (152,207)  (148,501)    (43,893)   (46,877)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (192,262)  (241,994)   (284,303)  (173,128)    (85,190)   (52,638)

 Net Assets at Beginning of Period                       306,481    548,475     549,522    722,650     149,192    201,830
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $   114,219    306,481     265,219    549,522      64,002    149,192
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                       Franklin Small-Mid     Franklin Templeton
                                                           Cap Growth         VIP Founding Funds        Franklin U.S.
                                                         Securities Fund        Allocation Fund        Government Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008     2007 (B)      2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $   (3,083)    (4,666)       1,297       (90)      12,966     14,340

      Realized Gains (Losses) on Investments, Net         16,146     36,515     (5,005)       (57)       (280)    (3,628)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (105,047)    (6,906)    (39,333)      (528)      11,376     10,372
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (91,984)     24,943    (43,041)      (675)      24,062     21,084
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                    1,510      3,139     130,046     18,368      43,958     25,101

      Transfers Between Funds (Note 2)                  (29,439)   (22,709)     (7,937)     24,944     (5,617)   (19,576)

      Surrenders and Terminations                       (19,793)   (32,635)     (3,382)      (274)    (52,182)   (55,910)

      Rescissions                                           (72)       (86)     (4,280)      (571)     (1,898)      (291)

      Bonus (Recapture)                                       30         23       1,308        186         398        231

      Contract Maintenance Charge (Note 2)                  (73)      (126)        (10)        (1)       (136)      (194)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (47,837)   (52,394)     115,745     42,652    (15,477)   (50,639)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (139,821)   (27,451)      72,704     41,977       8,585   (29,555)

 Net Assets at Beginning of Period                       242,499    269,950      41,977          -     429,720    459,275
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $   102,678    242,499     114,681     41,977     438,305    429,720
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                  J.P. Morgan
                                                                                 International        J.P. Morgan U.S.
                                                      Franklin Zero Coupon       Opportunities         Large Cap Core
                                                            Fund 2010              Portfolio          Equity Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                          $  2,691     2,817           1        (3)         (2)        (4)


      Realized Gains (Losses) on Investments, Net            920      (423)          56         24         (7)         17
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                      1,714      3,409       (233)         16       (182)       (11)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets


          From Operations                                  5,325      5,803       (176)         37       (191)          2
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   13,898      5,206           -          -           -          -

      Transfers Between Funds (Note 2)                    19,166      (105)       (100)       (23)           -       (40)

      Surrenders and Terminations                       (12,462)    (8,481)        (36)       (46)        (83)       (71)

      Rescissions                                          (773)      (187)           -          -           -          -

      Bonus (Recapture)                                      128         72           -          -           -          -

      Contract Maintenance Charge (Note 2)                  (26)       (17)           -          -           -          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                     19,931    (3,512)       (136)       (69)        (83)      (111)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                          25,256      2,291       (312)       (32)       (274)      (109)

 Net Assets at Beginning of Period                        90,911     88,620         491        523         596        705
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  116,167     90,911         179        491         322        596
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                      Jennison 20/20 Focus     Mutual Discovery         Mutual Shares
                                                            Portfolio           Securities Fund        Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $  (1,380)    (2,176)       2,880    (2,771)      10,292    (3,157)

      Realized Gains (Losses) on Investments, Net          8,220     22,051      39,707     70,456    (13,770)     97,207
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (19,261)   (10,668)   (280,116)      8,728   (373,104)   (80,557)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (12,421)      9,207   (237,529)     76,413   (376,582)     13,493
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      664      1,651      91,756    125,184     106,763    257,489

      Transfers Between Funds (Note 2)                  (92,904)   (17,803)   (219,054)   (25,247)   (304,737)  (108,156)

      Surrenders and Terminations                        (6,388)    (8,649)    (61,506)   (69,851)    (83,642)  (104,919)

      Rescissions                                           (24)       (52)     (4,322)    (2,487)     (5,052)    (6,829)

      Bonus (Recapture)                                        1         30         912      1,538         893      2,467

      Contract Maintenance Charge (Note 2)                  (18)       (30)       (191)      (256)       (253)      (272)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (98,669)   (24,853)   (192,405)     28,881   (286,028)     39,780
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (111,090)   (15,646)   (429,934)    105,294   (662,610)     53,273

 Net Assets at Beginning of Period                       111,090    126,736     893,746    788,452   1,160,544  1,107,271
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $    -       111,090     463,812    893,746     497,934  1,160,544
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                          OpCap Mid Cap       Oppenheimer Global      Oppenheimer High
                                                            Portfolio         Securities Fund/VA       Income Fund/VA
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                          $ (535)      (419)       (336)    (1,184)       1,130      1,938

      Realized Gains (Losses) on Investments, Net        (3,218)      1,306      14,406     32,378     (5,542)      (180)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (15,726)      (391)    (85,443)   (20,473)    (13,076)    (2,414)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (19,479)        496    (71,373)     10,721    (17,488)      (656)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   16,520     15,115         901      2,154         105        321

      Transfers Between Funds (Note 2)                     4,316      1,983    (36,176)   (24,242)        (76)    (4,312)

      Surrenders and Terminations                        (1,683)      (845)    (17,209)   (24,652)     (2,687)    (3,888)

      Rescissions                                          (654)      (331)        (62)       (69)           -        (4)

      Bonus (Recapture)                                      189        222          10         20           2          5

      Contract Maintenance Charge (Note 2)                   (8)        (6)        (44)      (135)         (7)        (8)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                     18,680     16,138    (52,580)   (46,924)     (2,663)    (7,886)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                           (799)     16,634   (123,953)   (36,203)    (20,151)    (8,542)

 Net Assets at Beginning of Period                        31,117     14,483     205,533    241,736      29,717     38,259
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $   30,318     31,117      81,580    205,533       9,566     29,717
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                                     PIMCO VIT Commodity
                                                        Oppenheimer Main      PIMCO VIT All Asset    RealReturn Strategy
                                                         Street Fund/VA            Portfolio              Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                         $   (297)   (1,369)       5,933     10,490       4,289      2,507

      Realized Gains (Losses) on Investments, Net          8,353     10,885    (12,917)        581    (14,724)      (671)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (54,983)    (5,099)    (25,021)        231    (78,367)     14,960
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (46,927)      4,417    (32,005)     11,302    (88,802)     16,796
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      981      1,636      35,539     15,673      54,044     15,508

      Transfers Between Funds (Note 2)                  (22,577)   (13,137)    (55,935)   (37,988)      20,586        445

      Surrenders and Terminations                       (11,898)   (18,083)    (12,978)   (13,842)    (11,806)    (4,530)

      Rescissions                                           (94)       (30)       (814)      (562)     (1,954)      (393)

      Bonus (Recapture)                                        5         15         547        288         767        237

      Contract Maintenance Charge (Note 2)                  (39)       (54)        (39)       (49)        (38)       (18)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (33,622)   (29,653)    (33,680)   (36,480)      61,599     11,249
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (80,549)   (25,236)    (65,685)   (25,178)    (27,203)     28,045

 Net Assets at Beginning of Period                       139,064    164,300     180,302    205,480     112,433     84,388
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  58,515    139,064     114,617    180,302      85,230    112,433
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                       PIMCO VIT Emerging
                                                          Markets Bond         PIMCO VIT Global     PIMCO VIT High Yield
                                                            Portfolio           Bond Portfolio            Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $  1,981      1,546       1,279        596       7,825      9,900

      Realized Gains (Losses) on Investments, Net        (1,817)        951     (2,413)        244    (12,014)        347
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (8,017)    (1,092)     (5,507)      2,227    (30,843)    (7,396)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                                (7,853)      1,405     (6,641)      3,067    (35,032)      2,851
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   13,894     10,332      28,439     11,309      14,557     15,773

      Transfers Between Funds (Note 2)                  (14,006)      (944)       6,180     14,109    (41,815)   (31,201)

      Surrenders and Terminations                        (3,042)    (2,061)     (7,253)    (2,201)    (13,770)   (15,650)

      Rescissions                                          (340)      (317)     (1,199)      (225)       (557)      (494)

      Bonus (Recapture)                                      187        174         283        205         160        231

      Contract Maintenance Charge (Note 2)                   (9)        (3)        (18)        (5)        (38)       (38)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (3,316)      7,181      26,432     23,192    (41,463)   (31,379)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (11,169)      8,586      19,791     26,259    (76,495)   (28,528)

 Net Assets at Beginning of Period                        44,213     35,627      55,781     29,522     173,285    201,813
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  33,044     44,213      75,572     55,781      96,790    173,285
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                             PIMCO VIT StocksPLUS
                                                         PIMCO VIT Real        Growth and Income       PIMCO VIT Total
                                                        Return Portfolio           Portfolio          Return Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                         $  4,453     7,084         679      1,143      13,030     14,974

      Realized Gains (Losses) on Investments, Net        (8,717)    (3,537)        (46)      1,242      11,058    (2,161)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (23,895)     16,616     (7,400)    (1,346)    (11,347)     19,947
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (28,159)     20,163     (6,767)      1,039      12,741     32,760
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   51,311     18,775         125        181      85,638     51,922

      Transfers Between Funds (Note 2)                  (39,008)   (24,751)     (1,604)    (1,984)    (50,819)   (22,574)

      Surrenders and Terminations                       (21,748)   (17,777)     (2,446)    (2,281)    (59,458)   (48,315)

      Rescissions                                        (1,978)      (447)        (28)        (1)     (2,706)    (1,039)

      Bonus (Recapture)                                      686        206           -          3       1,088        860

      Contract Maintenance Charge (Note 2)                  (69)       (50)         (6)       (12)       (138)      (123)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (10,806)   (24,044)     (3,959)    (4,094)    (26,395)   (19,269)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (38,965)    (3,881)    (10,726)    (3,055)    (13,654)     13,491

 Net Assets at Beginning of Period                       249,436    253,317      18,349     21,404     505,831    492,340
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 210,471    249,436       7,623     18,349     492,177    505,831
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                                        SP Strategic
                                                         Seligman Global      Seligman Small-Cap      Partners Focused
                                                      Technology Portfolio      Value Portfolio       Growth Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $   (33)        (47)     (1,684)    (2,882)       (378)      (591)

      Realized Gains (Losses) on Investments, Net           (23)         45      23,085     24,738       1,110      2,749
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                      (869)        344    (66,014)   (17,213)     (9,406)      1,111
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                                  (925)        342    (44,613)      4,643     (8,674)      3,269
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                        -          -         651      1,170         259        370


      Transfers Between Funds (Note 2)                      (76)      (194)    (18,630)   (20,010)     (6,303)    (4,819)

      Surrenders and Terminations                          (161)      (691)    (10,661)   (18,945)     (1,905)    (2,835)

      Rescissions                                              -          -        (10)       (36)           -        (2)

      Bonus (Recapture)                                        -          -           7         12           4          5

      Contract Maintenance Charge (Note 2)                   (1)        (3)        (34)       (48)         (6)       (11)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                      (238)      (888)    (28,677)   (37,857)     (7,951)    (7,292)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         (1,163)      (546)    (73,290)   (33,214)    (16,625)    (4,023)

 Net Assets at Beginning of Period                         2,408      2,954     126,765    159,979      26,746     30,769
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $  1,245        2,408      53,475    126,765      10,121     26,746
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                                    Templeton Developing
                                                        SP International        Templeton Asset      Markets Securities
                                                        Growth Portfolio         Strategy Fund              Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $   (119)      (349)       1,159      2,576       2,394      1,948

      Realized Gains (Losses) on Investments, Net        (1,337)      5,479         644      3,572    (37,124)     73,177
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (11,813)    (1,916)     (5,440)    (4,781)   (132,011)      4,432
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (13,269)      3,214     (3,637)      1,367   (166,741)     79,557
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      212        263           7          3       2,561      7,803

      Transfers Between Funds (Note 2)                   (6,061)      5,978       (360)      (462)   (159,531)   (62,469)

      Surrenders and Terminations                        (1,728)    (1,875)     (1,467)    (2,844)    (18,240)   (33,336)

      Rescissions                                           (76)        (2)           -          -       (414)      (112)

      Bonus (Recapture)                                        1          3           -          -          16         77

      Contract Maintenance Charge (Note 2)                   (5)        (5)         (5)        (5)        (65)      (107)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (7,657)      4,362     (1,825)    (3,308)   (175,673)   (88,144)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (20,926)      7,576     (5,462)    (1,941)   (342,414)    (8,587)

 Net Assets at Beginning of Period                        29,477     21,901      15,017     16,958     342,414    351,001
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  8,551      29,477       9,555     15,017           -    342,414
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                               Templeton Global
                                                        Templeton Foreign      Income Securities      Templeton Growth
                                                         Securities Fund             Fund              Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $  2,887      2,090       2,533        192       1,055    (2,756)

      Realized Gains (Losses) on Investments, Net         32,025     51,002         575        995    (14,210)     71,050
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (195,626)      5,188          89      2,249   (312,302)   (66,815)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (160,714)     58,280       3,197      3,436   (325,457)      1,479
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                    2,627     17,459      43,547     16,305      78,480    195,669

      Transfers Between Funds (Note 2)                  (55,926)   (35,142)       5,248     42,634   (210,750)   (89,312)

      Surrenders and Terminations                       (37,006)   (55,227)    (10,417)    (5,874)    (58,374)   (79,585)

      Rescissions                                           (88)      (665)     (1,256)      (352)     (3,117)    (4,416)

      Bonus (Recapture)                                       34        133         389        221         668      1,719

      Contract Maintenance Charge (Note 2)                 (128)      (214)        (30)       (13)       (213)      (291)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (90,487)   (73,656)      37,481     52,921   (193,306)     23,784
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (251,201)   (15,376)      40,678     56,357   (518,763)     25,263

 Net Assets at Beginning of Period                       443,786    459,162      84,083     27,726     870,214    844,951
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 192,585    443,786     124,761     84,083     351,451    870,214
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         Van Kampen LIT                                Van Kampen LIT
                                                         Capital Growth         Van Kampen LIT        Growth and Income
                                                            Portfolio        Enterprise Portfolio         Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                           $  (41)      (78)         (1)        (2)           4          -


      Realized Gains (Losses) on Investments, Net           (15)        181        (12)       (14)          29         61
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (1,595)        496        (57)         34       (353)       (47)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                                (1,651)        599        (70)         18       (320)         14
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                        4          -          42          -          30          -

      Transfers Between Funds (Note 2)                     (356)      (736)        (10)       (23)        (10)       (18)

      Surrenders and Terminations                          (590)    (1,038)        (12)       (32)        (43)       (64)

      Rescissions                                              -          -           -          -           -          -

      Bonus (Recapture)                                        -          -           -          -           -          -

      Contract Maintenance Charge (Note 2)                   (2)        (2)           -          -           -          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                      (944)    (1,776)          20       (55)        (23)       (82)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         (2,595)    (1,177)        (50)       (37)       (343)       (68)

 Net Assets at Beginning of Period                         4,019      5,196         149        186         975      1,043
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  1,424       4,019          99        149         632        975
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                           Total All Funds
                                                                 ----------------- ------------------
                                                                       2008              2007
                                                                 ----------------- ------------------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                                         $  80,653           (11,931)
      Realized Gains (Losses) on Investments, Net                       (448,324)          1,447,938
      Net Change in Unrealized Appreciation
        (Depreciation) on Investments                                 (5,911,447)          (867,050)
                                                                 ----------------- ------------------
      Net Increase (Decrease) in Net Assets
          From Operations                                             (6,279,118)            568,957
                                                                 ----------------- ------------------

    Contract Transactions-All Products (Note 5)
      Purchase Payments                                                 3,047,102          3,258,668
      Transfers Between Funds (Note 2)                                (3,731,722)        (1,282,366)
      Surrenders and Terminations                                     (1,528,500)        (1,816,227)
      Rescissions                                                       (103,362)           (82,542)
      Bonus (Recapture)                                                    33,882             39,790
      Contract Maintenance Charge (Note 2)                                (4,734)            (5,608)
                                                                 ----------------- ------------------
        Net Increase (Decrease) in Net Assets Resulting
           From Contract Transactions                                 (2,287,334)            111,715
                                                                 ----------------- ------------------
 Increase (Decrease) in Net Assets                                    (8,566,452)            680,672
 Net Assets at Beginning of Period                                     19,849,987         19,169,315
                                                                 ----------------- ------------------
 Net Assets at End of Period                                          $11,283,535        $19,849,987
                                                                 ----------------- ------------------


(A) Period from May 1, 2008 (fund commencement) to December 31, 2008

(B) Period from May 1, 2007 (fund commencement) to December 31, 2007


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2008

1.      ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business, which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz Investment Management, LLC, BlackRock Advisors, Inc., Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, OpCap Advisors, LLC, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., LLC, Van Kampen Life Investment Trust and
William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products, which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.


Portfolio                                      Investment Adviser                   Specialist Manager/Adviser
-----------                                   -----------------------               ---------------------------
AIM V.I. Capital Appreciation Fund             Invesco AIM Advisors, Inc.           N/A
AIM V.I. Core Equity Fund                      Invesco AIM Advisors, Inc.           N/A
AIM V.I. International Growth Fund             Invesco AIM Advisors, Inc.           N/A
Alger American Capital Appreciation Portfolio  Fred Alger Management, Inc.          N/A
Alger American LargeCap Growth Portfolio       Fred Alger Management, Inc.          N/A
Alger American MidCap Growth Portfolio         Fred Alger Management, Inc.          N/A
Alger American SmallCap Growth Portfolio       Fred Alger Management, Inc.          N/A
AZL AIM International Equity Fund * t          Allianz Investment Management, LLC   Invesco Aim Capital Management, Inc.
AZL BlackRock Capital Appreciation Fund * t    Allianz Investment Management, LLC   BlackRock Capital Management, Inc.
AZL Columbia Mid Cap Value Fund t              Allianz Investment Management, LLC   Columbia Management Advisors, LLC
AZL Columbia Small Cap Value Fund t            Allianz Investment Management, LLC   Columbia Management Advisors, LLC
AZL Columbia Technology Fund * t               Allianz Investment Management, LLC   Columbia Management Advisors, LLC
AZL Davis NY Venture Fund * t                  Allianz Investment Management, LLC   Davis Selected Advisers, L.P.
AZL Dreyfus Founders Equity Growth Fund * t    Allianz Investment Management, LLC   Founders Asset Management, LLC
AZL First Trust Target Double Play Fund t      Allianz Investment Management, LLC   First Trust Adivsors L.P.
AZL Franklin Small Cap Value Fund * t          Allianz Investment Management, LLC   Franklin Advisory Services LLC
AZL Fusion Balanced Fund t                     Allianz Investment Management, LLC   Allianz Investment Management, LLC
AZL Fusion Growth Fund t                       Allianz Investment Management, LLC   Allianz Investment Management, LLC
AZL Fusion Moderate Fund t                     Allianz Investment Management, LLC   Allianz Investment Management, LLC
AZL Jennison 20/20 Focus Fund * t              Allianz Investment Management, LLC   Jennison Associates LLC
AZL Legg Mason Growth Fund * t                 Allianz Investment Management, LLC   Legg Mason Funds Management, Inc.
AZL Legg Mason Value Fund * t                  Allianz Investment Management, LLC   Legg Mason Funds Management, Inc.
AZL Money Market Fund * t                      Allianz Investment Management, LLC   BlackRock Institutional Management Corporation
AZL NACM International Fund t                  Allianz Investment Management, LLC   Nicholas Applegate Capital Management, Inc.
AZL OCC Opportunity Fund * t                   Allianz Investment Management, LLC   Oppenheimer Capital, LLC
AZL Oppenheimer Global Fund * t                Allianz Investment Management, LLC   OppenheimerFunds, Inc.
AZL Oppenheimer International Growth Fund *    Allianz Investment Management, LLC   OppenheimerFunds, Inc.
AZL Oppenheimer Main Street Fund * t           Allianz Investment Management, LLC   OppenheimerFunds, Inc.
AZL PIMCO Fundamental IndexPLUS Total Return   Allianz Investment Management, LLC   Pacific Investment Management Company LLC
AZL S&P 500 Index Fund t                       Allianz Investment Management, LLC   The Dreyfus Corporation
AZL Schroder Emerging Markets Equity Fund Cl1  Allianz Investment Management, LLC   Schroder Investment Management NA Inc.
AZL Schroder Emerging Markets Equity Fund Cl2  Allianz Investment Management, LLC   Schroder Investment Management NA Inc.
AZL Schroder International Small Cap Fund t    Allianz Investment Management, LLC   Schroder Investment Management NA Inc.
AZL Small Cap Stock Index Fund t               Allianz Investment Management, LLC   The Dreyfus Corporation
AZL TargetPLUS Balanced Fund t                 Allianz Investment Management, LLC   First Trust Adivsors L.P./PacificInvstMgmtCoLLC
AZL TargetPLUS Equity Fund t                   Allianz Investment Management, LLC   First Trust Adivsors L.P.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

1.       ORGANIZATION (CONTINUED)


Portfolio                                        Investment Adviser                    Specialist Manager/Adviser
---------                                        ---------------------                  --------------------------
AZL TargetPLUS Growth Fund t                     Allianz Investment Management, LLC    FirstTrustAdivsorsL.P./PacificInvst MgmtCoLLC
AZL TargetPLUS Moderate Fund t                   Allianz Investment Management, LLC    FirstTrustAdivsorsL.P./PacificInvst MgmtCoLLC
AZL Turner Quantitative Small Cap Growth Fund    Allianz Investment Management, LLC    Turner Investment Partners, Inc.
AZL Van Kampen Comstock Fund * t                 Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Equity and Income Fund * t        Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Global Franchise Fund * t         Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Global Real Estate Fund * t       Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Growth and Income Fund * t        Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Mid Cap Growth Fund * t           Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
BlackRock Global Allocations V.I. Fund           BlackRock Investment Management,LLC   N/A
Davis VA Financial Portfolio                     Davis Selected Advisers, LP           N/A
Davis VA Real Estate Portfolio                   Davis Selected Advisers, LP           N/A
Davis VA Value Portfolio                         Davis Selected Advisers, LP           N/A
Franklin Global Communications Securities Fund   Franklin Advisers, Inc.               N/A
Franklin Growth and Income Securities Fund *     Franklin Advisers, Inc.               N/A
Franklin High Income Securities Fund *           Franklin Advisers, Inc.               N/A
Franklin Income Securities Fund *                Franklin Advisers, Inc.               N/A
Franklin Large Cap Growth Securities Fund *      Franklin Advisers, Inc.               N/A
Franklin Money Market Fund *                     Franklin Advisers, Inc.               N/A
Franklin Real Estate Fund *                      Franklin Templeton Institutional,     N/A
Franklin Rising Dividends Securities Fund *      Franklin Advisory Services, LLC       N/A
Franklin Small Cap Value Securities Fund *       Franklin Advisory Services, LLC       N/A
Franklin Small-Mid Cap Growth Securities Fund    Franklin Advisers, Inc.               N/A
Franklin Templeton VIP Founding Funds Allocation FranklindTempleton Services, LLC      N/A
Franklin U.S. Government Fund *                  Franklin Advisers, Inc.               N/A
Franklin Zero Coupon Fund 2010                   Franklin Advisers, Inc.               N/A
J.P. Morgan International Opportunities Port     J.P.oMorgan Investment Management     N/A
J.P. Morgan U.S. Large Cap Core Equity Portfolio J.P. Morgan Investment Management     N/A
Mutual Discovery Securities Fund *               Franklin Mutual Advisers, LLC         N/A
Mutual Shares Securities Fund *                  Franklin Mutual Advisers, LLC         N/A
OpCap Mid Cap Portfolio t                        Allianz Global Invsetors Fund Mana    N/A
Oppenheimer Global Securities Fund/VA            OppenheimerFunds, Inc.                N/A
Oppenheimer High Income Fund/VA                  OppenheimerFunds, Inc.                N/A
Oppenheimer Main Street Fund/VA                  OppenheimerFunds, Inc.                N/A
PIMCO VIT All Asset Portfolio t                  Pacific Investment Management Comp    N/A
PIMCO VIT CommodityRealReturn Strategy Portf     Pacific Investment Management Comp    N/A
PIMCO VIT Emerging Markets Bond Portfolio t      Pacific Investment Management Comp    N/A
PIMCO VIT Global Bond Portfolio t                Pacific Investment Management Comp    N/A
PIMCO VIT High Yield Portfolio t                 Pacific Investment Management Comp    N/A
PIMCO VIT Real Return Portfolio t                Pacific Investment Management Comp    N/A
PIMCO VIT StocksPLUS Growth and Income Portf     Pacific Investment Management Comp    N/A
PIMCO VIT Total Return Portfolio t               Pacific Investment Management Comp    N/A
Seligman Global Technology Portfolio             J & W Seligman & Co. Inc.             N/A
Seligman Small-Cap Value Portfolio               J & W Seligman & Co. Inc.             N/A
SP Strategic Partners Focused Growth Portfolio   Prudential Investments LLC            N/A
SP International Growth Portfolio *              Prudential Investments LLC            N/A
Templeton Asset Strategy Fund *                  Templeton Investment Counsel, LLC     N/A


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

1.       ORGANIZATION (CONTINUED)


Portfolio                                   Investment Adviser                Specialist Manager/Adviser
-----------                                 -----------------------------     --------------------------
Templeton Foreign Securities Fund *         Templeton Investment Counsel, LLC N/A
Templeton Global Income Securities Fund *   Franklin Advisers, Inc.           N/A
Templeton Growth Securities Fund *          Templeton Global Advisors Limited N/A
Van Kampen LIT Capital Growth Portfolio     Van Kampen Asset Management, Inc. N/A
Van Kampen LIT Enterprise Portfolio         Van Kampen Asset Management, Inc. N/A
Van Kampen LIT Growth and Income Portfolio  Van Kampen Asset Management, Inc. N/A



  *  Portfolio contains class 2 shares which assess 12b-1 fees.
 {t} The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

2.SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the portfolios after the 4 PM Eastern market close.

On January 1, 2008, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, and Allianz Alterity deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners. A Dollar Cost Averaging Option is available to Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, Allianz High Five Bonus, and Allianz Vision deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account.

Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles
(SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)


Available investment options, including the date the investment option became available for each product, as of December 31, 2008 are listed in the following table.

                                                                  Allianz                             Allianz
                                                      Allianz      High        Allianz                Valuemark   Allianz
                          Allianz      Allianz        High        Five         High        Allianz    II and      Valuemark Allianz
Portfolio                 Alterity     Connections    Five        Bonus        Five L      Rewards      III          IV     Vision
                          ---------    ----------    --------    ---------    --------    ---------  ---------   --------- -------
AZL AIM International     5/1/2002     11/12/2007    10/25/2002  5/3/2004     5/2/2005    5/1/2002   5/1/2002    5/1/2002  5/1/2007
Equity Fund
AZL BlackRock Capital
Appreciation Fund         5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Columbia Mid Cap
Value Fund                5/1/2006     11/12/2007    5/1/2006    5/1/2006     5/1/2006    5/1/2006   5/1/2006    5/1/2006  5/1/2007
AZL Columbia Small Cap
Value Fund                5/3/2004     11/12/2007    5/3/2004    5/3/2004     5/2/2005    5/3/2004   5/3/2004    5/3/2004  5/1/2007
AZL Columbia Technology
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Davis NY Venture
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Dreyfus Founders
Equity Growth Fund        11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL First Trust Target
Double Play Fund          12/28/2006    11/12/2007   12/28/2006  12/28/2006   12/28/2006  12/28/2006 12/28/2006  12/28/20065/1/2007
AZL Franklin Small Cap
Value Fund                5/1/2003     11/12/2007    5/1/2003    5/3/2004     5/2/2005    5/1/2003   5/1/2003    5/1/2003  5/1/2007
AZL Fusion Balanced Fund  5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Fusion Growth Fund    5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Fusion Moderate Fund  5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Jennison 20/20
Focus Fund                5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Legg Mason Growth
Fund                      5/1/2002     11/12/2007    10/25/2002  5/3/2004     5/2/2005    5/1/2002   5/1/2002    5/1/2002  5/1/2007
AZL Legg Mason Value
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Money Market Fund     2/1/2000     11/12/2007    10/25/2002  5/3/2004     5/2/2005    5/5/2001   11/5/2001   11/5/2001 5/1/2007
AZL NACM International
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL OCC Opportunity Fund  5/1/2002     11/12/2007    5/1/2002    5/1/2004     5/2/2005    5/1/2002   5/1/2002    5/1/2002  5/1/2007
AZL Oppenheimer Global
Fund                      5/3/2004     11/12/2007    5/3/2004    5/3/2004     5/2/2005    5/3/2004   5/3/2004    5/3/2004  5/1/2007
AZL Oppenheimer
International Growth
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Oppenheimer Main
Street Fund               5/3/2004     11/12/2007    5/3/2004    5/3/2004     5/2/2005    5/3/2004   5/3/2004    5/3/2004  5/1/2007
AZL PIMCO Fundamental
IndexPLUS Total Return
Fund                      5/1/2006     11/12/2007    5/1/2006    5/1/2006     5/1/2006    5/1/2006   5/1/2006    5/1/2006  5/1/2007
AZL S&P 500 Index Fund    5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL Schroder Emerging
Markets Equity Fund CL 2  5/1/2006     11/12/2007    5/1/2006    5/1/2006     5/1/2006    5/1/2006   5/1/2006    5/1/2006  5/1/2007
AZL Schroder
International Small Cap
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL Small Cap Stock
Index Fund                5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Balanced
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Equity
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Growth
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Moderate
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

                                                                Allianz                           Allianz
                                                    Allianz     High        Allianz              Valuemark       Allianz
                          Allianz     Allianz       High        Five        High        Allianz     II and      Valuemark  Allianz
Portfolio                 Alterity    Connections    Five       Bonus       Five L      Rewards       III          IV      Vision
                          --------    ----------    ---------   --------    --------    --------    --------    ---------  -------
AZL Turner Quantitative   5/2/2005    11/12/2007    5/2/2005    5/2/2005    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
Small Cap Growth Fund
AZL Van Kampen Comstock
Fund                      5/1/2001    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/1/2001    5/1/2001    5/1/2001   5/1/2007
AZL Van Kampen Equity
and Income Fund           5/3/2004    11/12/2007    5/3/2004    5/3/2004    5/2/2005    5/3/2004    5/3/2004    5/3/2004   5/1/2007
AZL Van Kampen Global
Franchise Fund            5/1/2003    11/12/2007    5/1/2003    5/3/2004    5/2/2005    5/1/2003    5/1/2003    5/1/2003   5/1/2007
AZL Van Kampen Global
Real Estate Fund          5/1/2006    11/12/2007    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006   5/1/2007
AZL Van Kampen Growth
and Income Fund           5/1/2001    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/1/2001    5/1/2001    5/1/2001   5/1/2007
AZL Van Kampen Mid Cap
Growth Fund               5/1/2001    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/1/2001    5/1/2001    5/1/2001   5/1/2007
BlackRock Global
Allocations V.I. Fund     5/1/2008     5/1/2008     5/1/2008    5/1/2008    5/1/2008    5/1/2008    5/1/2008    5/1/2008   5/1/2008
Davis VA Financial
Portfolio                 2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    5/1/2002    5/1/2002   5/1/2007
Franklin Global
Communications
Securities Fund           11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   1/24/1989   2/3/1997   5/1/2007
Franklin High Income
Securities Fund           11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   1/24/1989   2/3/1997   5/1/2007
Franklin Income
Securities Fund           11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   1/24/1989   2/3/1997   5/1/2007
Franklin Templeton VIP
Founding Funds
Allocation Fund           9/25/2007   11/12/2007    9/25/2007   9/25/2007   9/25/2007   9/25/2007   9/25/2007   9/25/2007  5/1/2007
Franklin U.S.
Government Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    3/14/1989   2/3/1997   5/1/2007
Franklin Zero Coupon
Fund 2010                 11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   3/14/1989   2/3/1997   5/1/2007
Mutual Discovery
Securities Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/8/1996   2/3/1997   5/1/2007
Mutual Shares
Securities Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/8/1996   2/3/1997   5/1/2007
OpCap Mid Cap Portfolio   5/1/2006    11/12/2007    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006   5/1/2007
PIMCO VIT All Asset
Portfolio                 5/3/2004    11/12/2007    5/3/2004    5/3/2004    5/2/2005    5/3/2004    5/3/2004    5/3/2004   5/1/2007
PIMCO VIT
CommodityRealReturn
Strategy Portfolio        5/2/2005    11/12/2007    5/2/2005    5/2/2006    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
PIMCO VIT Emerging
Markets Bond Portfolio    5/2/2005    11/12/2007    5/2/2005    5/2/2006    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
PIMCO VIT Global Bond
Portfolio                 5/2/2005    11/12/2007    5/2/2005    5/2/2006    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
PIMCO VIT High Yield
Portfolio                 2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/5/2001   11/5/2001  5/1/2007
PIMCO VIT Real Return
Portfolio                 5/1/2003    11/12/2007    5/1/2003    5/3/2004    5/2/2005    5/1/2003    5/1/2003    5/1/2003   5/1/2007
PIMCO VIT Total Return
Portfolio                 2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/5/2001   11/5/2001  5/1/2007
Templeton Global Income
Securities Fund           11/5/2001    11/12/2007    10/25/2002 5/3/2004    5/2/2005    11/5/2001   1/27/1992   2/3/1997   5/1/2007
Templeton Growth
Securities Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    3/15/1994   2/3/1997   5/1/2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   INVESTMENTS (CONTINUED)

During the years ended December 31, 2008 and 2007, several portfolios changed their name as summarized with the effective date of the change, in the following table.

Current Portfolio Name                           Prior Portfolio Name                         Effective Date
------------------------                        ------------------------                    -----------------------
AZL Turner Quantitative Small Cap Growth Fund    AZL LMP Small Cap Growth Fund                June 26, 2007
AZL Schroder Emerging Markets Equity Fund CL 2   AZL Oppenheimer Developing Markets Fund      December 7, 2007
Alger American Capital Appreciation Portfolio    Alger American Leveraged AllCap Portfolio    May 1, 2008
Alger American LargeCap Growth Portfolio         Alger American Growth Portfolio              May 1, 2008
Alger American SmallCap Growth Portfolio         Alger American Small Capitalization PortfolioMay 1, 2008
Van Kampen LIT Capital Growth Portfolio          Van Kampen LIT Strategic Growth Portfolio    May 1, 2008
AZL Columbia Small Cap Value Fund                AZL Dreyfus Premier Small Cap Value Fund     September 20, 2008
AZL BlackRock Capital Appreciation fund          AZL Jennison Growth fund                     November 21, 2008
AZL Columbia Mid Cap Value Fund                  AZL Neuberger Regency Fund                   November 21, 2008


During the years ended December 31, 2008 and 2007, no portfolios were closed to new money.

During the years ended December 31, 2008 and 2007, several portfolios merged or replaced. The portfolio names and effective date of the mergers or replacements are summarized in the following table.

Closed Portfolio                                 Receiving Portfolio                          Date Merged
--------------------                             --------------------------                  ---------------------
AZL AIM Basic Value Fund                         AZL Van Kampen Comstock Fund                 September 21, 2007
AZL Van Kampen Strategic Equity Growth Fund      AZL Dreyfus Founders Equity Growth Fund      September 21, 2007
AZL OCC Renaissance Fund                         AZL OCC Value Fund                           September 21, 2007
AZL Van Kampen Aggressive Growth Fund            AZL Van Kampen Mid Growth Fund               September 21, 2007
Jennison 20/20 Focus Portfolio                   AZL Jennison 20/20 Fucus Fund                September 20, 2008
Dreyfus Stock Index Fund                         AZL S&P 500 Index Fund                       September 20, 2008
Dreyfus IP Small Cap Stock Index Portfolio       AZL Small Cap Stock Index Fund               September 20, 2008
AZL LMP Large Cap Growth Fund                    AZL Legg Mason Growth Fund                   November 21, 2008
AZL OCC Value Fund                               AZL Davis NY Venture Fund                    November 21, 2008
Templeton Developing Markets Securities Fund     AZL Schroder Emerging Markets Equity Fund CL November 21, 2008
Templeton Developing Markets Securities Fund     AZL Schroder Emerging Markets Equity Fund CL November 21, 2008


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PREMIUM BONUS

A premium bonus is awarded to the contract owner of the Allianz Rewards, Allianz High Five Bonus and Allianz Vision Bonus products at the time of deposit. The bonus paid is based on the following schedule.

                         Allianz Rewards  Allianz High Five Bonus Allianz Vision Bonus

Net Deposit                Bonus Paid        Bonus Paid              Bonus Paid
-----------                ----------       ------------             -----------
$0 to $14,999                  0%                0%                      6%
$15,000 to $24,999             4%                3%                      6%
$25,000 to $99,000             5%                4%                      6%
$100,000 to $999,999           6%                5%                      6%
$1,000,000 to $4,999,999       7%                6%                      6%
$5,000,000 or more             8%                7%                      6%


The bonus is vested over three years; therefore, if the contract owner surrenders the policy before the full vesting period, a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.


                           Allianz Rewards Allianz High Five Bonus Allianz Vision Bonus

Months Following Deposit    Amount Vested    Amount Vested           Amount Vested
------------------------   --------------    -------------         -------------------
0 to 12                          0%               0%                      0%
13 to 24                         35%              35%                     35%
25 to 36                         70%              70%                     70%
37+                             100%             100%                    100%




The M&E charge and administrative charge for Allianz Alterity can be summarized as follows:

The currently offered Allianz Alterity Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select either the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or (b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The currently offered Allianz Alterity Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

There are also two older versions of the Allianz Alterity Contract that are no longer offered for sale. The May 2003 Contract was replaced by the currently offered Contract in May 2006. The primary difference between May 2003 Contract and the currently offered Contract is the May 2003 Contracts offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or the Enhanced PRIME Benefit [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%]. Both PRIME Benefits included a GMIB and a GPWB. The Original Contract was first offered in January 2000 and was replaced by the May 2003 Contract. The Original Contract automatically provided a Traditional GMIB (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals), or owners could select the optional Enhanced GMIB for an additional charge [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%].

Charges during the       Original    Original   Currently Offered     May 2003     Currently Offered Contract with the PRIME Plus
Accumulation Phase      Contract     Contract   Base Contract and  Contract with  Benefit and May 2003 Contract with the Enhanced
(includes 0.15% of       (which        with     May 2003 Contract       the                        PRIME Benefit
administrative        includes the   Enhanced    without a PRIME    Traditional
charge)                Traditional     GMIB          Benefit       PRIME Benefit
                          GMIB)
------------------------------------------------------------------------------------------------------------------------------------
Traditional GMDB          1.40%        1.70%          1.50%            1.70%                            2.20%
                       (Traditional  (Optional    (Traditional -    (Traditional              (Traditional - Option 5)
                       - Option 1)   - Option       Option 3)       - Option 4)
                                        1)
Earnings   Protection     1.60%        1.90%          1.80%            2.00%                            2.45%
GMDB                   (Traditional  (Optional  (Optional - Option  (Optional -                 (Optional - Option 5)
                       -Option 2)    - Option          3)            Option 4)
                                        2)
Enhanced GMDB             1.70%        1.90%           1.80%            1.95%                           2.40%
                       (Optional -                  (Enhanced -      (Enhanced -                (Enhanced - Option 5)
                        Option 1)   (Enhanced       Option 3)        Option 4)
                                     - Option
                                        1)

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.50% for the currently offered Allianz Alterity Contract and the May 2003 Contract; and the charges are 1.40% for the Original Contract.


The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The currently offered Allianz Rewards Base Contract automatically provides a bonus of 4% to 8% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The currently offered Allianz Rewards Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select the Enhanced Guaranteed Minimum Death
Benefit (Enhanced GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. The currently offered Allianz Rewards Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit
(GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

There are also three older versions of the Allianz Rewards Contract that are no longer offered for sale. The Original Contract was first offered in May 2000. The primary difference between the Original Contract and the currently offered Contract is the mortality and expense risk (M&E) charge for the Original Contract without any optional benefits is lower than the currently offered Contract, and the Original Contract also offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%]. Both PRIME Benefits included a GMIB and a GPWB. The September 2002 Contract without any optional benefits had the same M&E charge as the Original Contract, but the September 2002 Contract only offered an Enhanced GMIB for an additional charge [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%], but did not offer a PRIME Benefit. The May 2003 Contract replaced both the Original Contract and the September 2002 Contract. The May 2003 Contract also offered a choice of either the Traditional PRIME Benefit or Enhanced PRIME Benefit that were available on the Original Contract, but the charge for these features was higher than for the Original Contract.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

     Charges      Original Contract      Original      Original      September 2002       September 2002      Currently Offered
  during the       without a PRIME    Contract with Contract with Contract without the  Contract with the    Base Contract and
 Accumulation          Benefit             the      the Enhanced          GMIB            Enhanced GMIB      May 2003 Contract
Phase (includes                        Traditional  PRIME Benefit                                             without a PRIME
   0.15% of                           PRIME Benefit                                                               Benefit
administrative
    charge)
------------------------------------------------------------------------------------------------------------------------------------
 Traditional             1.65%             1.85%         2.35%            1.65%                1.95%                1.70%
GMDB             (Traditional-Option  (Traditional- (Traditional- (Traditional-Option  (Traditional-Option  (Traditional-Option
                          1)            Option 7)     Option 8)            1)                   2)                   4)
 Enhanced GMDB           1.85%             2.05%         2.55%       1.95% (Enhanced-          2.15%           2.00% (Enhanced-
                 (Enhanced-Option 1)   (Enhanced-    (Enhanced-        Option 2)       (Enhanced-Option 3)       Option 4)
                                        Option 7)     Option 8)


     Charges        May 2003     Currently
  during the     Contract with    Offered
 Accumulation         the      Contract with
Phase (includes   Traditional    the PRIME
   0.15% of      PRIME Benefit Plus Benefit
administrative                   and a May
    charge)                    2003 Contract
                                 with the
                                 Enhanced
                               PRIME Benefit
---------------------------------------------
Traditional          1.90%         2.40%
GMDB             (Traditional- (Traditional-
                   Option 5)     Option 6)
 Enhanced GMDB        2.15%         2.60%
                  (Enhanced-    (Enhanced-
                   Option 5)     Option 6)



The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70% for the currently offered Allianz Rewards Contract and the May 2003 Contract; and the charges are 1.65% for the Original Contract and the September 2002 Contract.


The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

                 Charges during the Accumulation          Charges during the Annuity Phase if the owner takes variable annuity
             Phase (includes a 0.15% administrative                payments (includes a 0.15% administrative charge)
                            charge)
Traditional                   1.15%                                                      1.15%
GMDB
Enhanced                      1.35%                                                      1.15%
GMDB


The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2005. The Charter II contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the optional Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or
b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Charter II contract also offered a choice of the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3% and 7%]. The PRIME Benefits include a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit (GMIB). The PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.           SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                      M&E charges during the Accumulation Phase
                         Contracts without a PRIME      Contracts with the Traditional PRIME     Contracts with the Enhanced PRIME
                                 Benefit                              Benefit                                 Benefit
-----------------------------------------------------------------------------------------------------------------------------------
Traditional GMDB                   1.75%                               1.95%                                    2.45%
                               (Option 1)                            (Option 4)                               (Option 7)
Enhanced GMDB                      2.05%                               2.20%                                    2.65%
                                (Option 2)                           (Option 5)                               (Option 8)
Earnings Protection                2.05%                               2.25%                                    2.70%
 GMDB                           (Option 3)                           (Option 6)                               (Option 9)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.75%.


The M&E charge for Allianz Dimensions can be summarized as follows:

Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal Guaranteed Minimum Death Benefit (Return of Principal GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. In all states except Washington, the owner could instead select either the optional Double Principal Guaranteed Minimum Death Benefit (Double Principal GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB) for an additional charge. Under the Double Principal, GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) the Return of Principal GMDB, or b) contract value plus an additional amount based on the owner's age and the lesser of either total purchase payments or contract value less total purchase payments. In the state of Washington, the owner could instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) for an additional charge. Under the Enhanced GMDB, the death benefit is the greater of:
a) current contract value, b) the highest contract anniversary value, or c) total purchase payments adjusted for partial withdrawals increased annually by 3%.

The Dimensions contract also automatically included the Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP
Benefit), or the owner could instead select the Guaranteed Performance Accumulator Benefit (GPA Benefit) that was available under the GVP for an additional charge. However, if the contract was owned by a non-individual or trust, the GVP was not available. The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in the highest contract value every ten years, with the minimum guarantee of two times the total purchase payments adjusted for partial withdrawals at the 20th Contract Anniversary.

    M&E charges during the Accumulation     Return of Principal     Double Principal     Earnings Protection GMDB or the Enhanced
                  Phase                            GMDB                   GMDB                             GMDB
------------------------------------------------------------------------------------------------------------------------------------
 GPP Benefit  or no GVP                             1.50%                  1.80%                           1.70%
                                                  (Option 1)            (Option 3)                      (Option 5)
 GPA Benefit                                        1.70%                 2.00%                            1.90%
                                                 (Option 2)             (Option 4)                      (Option 6)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.50%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite was launched in September of 2006 and sales were discontinued December 31, 2007. Allianz Elite featured a decreasing M&E charge. The M&E charge decreases 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offered the optional Short Withdrawal Charge Option that reduced the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carried an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner could instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offered the optional PRIME Plus Benefit which carried an additional M&E charge. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit
(GMIB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value,
(b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

                                             M&E charges during the Accumulation Phase


                   Contracts    Contracts with the Short Withdrawal Charge    Contracts     Contracts with Short Withdrawal Charge
                   with no                       Option                      with the        Option and the PRIME Plus Benefit*
                  optional                                                  PRIME Plus
                  benefits                                                   Benefit*
------------------------------------------------------------------------------------------------------------------------------------
Traditional GMDB     1.15%        1.50% decreasing to 1.35% by the 5[th]        1.85%       2.20% decreasing to 2.05% by the 5[th]
                 decreasing   contract anniversary and then decreasing to   decreasing  contract anniversary and then decreasing to
                 to 1.00% by    1.00% by the 7[th] contract anniversary     to 1.70% by   1.70% by the 7[th] contract anniversary
                  the 5[th]                                                  the 5[th]
                  contract                                                   contract
                 anniversary                                                anniversary
Enhanced GMDB        1.45%       1.80% decreasing to 1.65% by the 5[th]        2.05%        2.40% decreasing to 2.25% by the 5[th]
                 decreasing   contract anniversary and then decreasing to   decreasing  contract anniversary and then decreasing to
                 to 1.30% by    1.30% by the 7[th] contract anniversary    to 1.90% by    1.90% by the 7[th] contract anniversary
                  the 5[th]                                                 the 5[th]
                  contract                                                   contract
                 anniversary                                               anniversary

   *Assumes the PRIME Plus Benefit is selected at contract issue.

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.00%.


The M&E charge for Allianz Custom Income can be summarized as follows:

Allianz Custom Income was launched in January 2006 and sales were discontinued on December 31, 2007. Allianz Custom Income automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) for no additional charge where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. Allianz Custom Income also automatically provides the Total Income Package (TIP) of benefits for an additional M&E charge unless the owner elects otherwise at Contract issue. The TIP includes the Increasing Withdrawals Benefit (IWB), the Withdrawals Plus Benefit (WPB), and the Lifetime Income Benefit (LIB). The IWB guarantees a minimum amount of income in the form of partial withdrawals, and the maximum amount that you are able to withdraw can increase each year. The WPB guarantees a minimum amount of lifetime income in the form of partial withdrawals and continued access to Contract Value. The LIB provides lifetime income in the form of Annuity Payments that are guaranteed never to be less than the initial payment we make, and the payment amount can increase based on the performance of the Investment Options as frequently as every year. The LIB also provides a Liquidation Value that is available for Excess Withdrawals and/or payment of a death benefit for a limited period of time.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

M&E charges                                                 For Contracts with the TIP  For Contracts without the TIP
                                                            ---------------------------------------------------------
During the Accumulation Phase                                         2.20%                        1.45%
During the Annuity Phase under the LIB                                2.20%
During the Annuity Phase under Traditional Annuity Payments           1.45%                        1.45%


The M&E charge for Allianz High Five can be summarized as follows:

The currently offered Allianz High Five February 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

The February 2007 Contract also automatically provides Living Guarantees unless the owner elects otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the contract value daily and systematically transfer amounts between the selected investment options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of contract issue. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also three older versions of the Allianz High Five Contract. The Original Contract first became available on September 20, 2002. The Original Contract issued before June 22, 2007 is no longer offered for sale; however, the Original Contract issued on or after June 22, 2007 is still for sale in the state of Washington. The primary difference between the February 2007 Contract and the Original Contract is the Original Contract had fewer restrictions on the availability of certain features and benefits. The May 2005 Contract was replaced by the February 2007 Contract. The primary difference between the February 2007 Contract and the May 2005 Contract is the M&E charge.

M&E charges during the Accumulation                February 2007 Contract and                        May 2005 Contract and
Phase                                    Original Contract issued on or after June 22,    Original Contract issued before June 22,
                                                              2007                                          2007
                                         -------------------------------------------------------------------------------------------
Traditional GMDB                                              1.25%                                         1.40%
Enhanced GMDB                                                 1.45%                                         1.60%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.25%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz High Five Bonus can be summarized as follows:

The Allianz High Five Bonus May 2007 Contract automatically provides a bonus of 3% to 7% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The High Five Bonus Contracts also automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of:
a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High Five Bonus also automatically provides Living Guarantees. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the contract value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also two older versions of the Allianz High Five Bonus Contract. The Original Contract first became available on April 30, 2004 and was replaced in nearly all states by the May 2005 Contract. The May 2005 Contract is being replaced by the May 2007 Contract. The primary difference between the May 2007 Contract and the Original and May 2005 Contracts are the length of the withdrawal charge period. Original and May 2005 Contracts have a ten-year withdrawal charge period and the May 2007 Contract has a nine-year withdrawal charge period. The primary difference between the Original Contract and May 2005 Contract is that Original Contracts have no waiting period on the exercise of the GWB and there are no restrictions on allocations of Purchase Payments to the FPAs.

 Charges during the Accumulation Phase (includes a 0.15% administrative charge)  Charges
-----------------------------------------------------------------------------------------
Traditional GMDB                                                                 1.70%
Enhanced GMDB                                                                    1.90%

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70%.


The M&E charge for Allianz High Five L can be summarized as follows:

Allianz High Five L May 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

Allianz  High  Five  L  also  offers  optional  Living  Guarantees.  The  Living
Guarantees include the Guaranteed Withdrawal Benefit (GWB) and either the Guaranteed Principal Value Benefit (GPV Benefit) or the Guaranteed Account Value Benefit (GAV Benefit). There is no additional fee or charge for the Living Guarantees with the GPV Benefit; however, there is an additional M&E charge for selecting the GAV Benefit. In addition, we monitor the contract value daily and systematically transfer amounts between your selected investment options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GPV and GAV Benefits guarantee that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to an amount we call the Guaranteed Principal Value (GPV) or Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the purchase payments received within 90 days of contract issue. The GPV is recalculated on each contract anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current contract value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent contract anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

There is also an older version of the Allianz High Five L Contract that is still available in some states. The Original Contract first became available on April 29, 2005. The primary difference between the May 2007 Contract and the Original Contract is the length of the withdrawal charge period. The Original Contract had a three-year withdrawal charge period and the May 2007 Contract has a four-year withdrawal charge period.

  M&E charges during the Accumulation Phase

                                                               Traditional GMDB Enhanced GMDB
No Living Guarantees or Living Guarantees with the GPV Benefit      1.65%           1.85%
Living Guarantees with the GAV Benefit                              1.75%           1.95%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.65%.


The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge or contract maintenance charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

                 Charges during the Accumulation Phase and during the Annuity Phase if the owner takes variable annuity payments
                                                   (includes a 0.15% administrative charge)
               ------------------------------------------------------------------------------------------------------------------
Valuemark                                                             1.40%
II and
Valuemark
III

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV Original Contract was launched in February of 1997 and was replaced by the May 2003 Contract. For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement), the death benefit was the contract value. Before July 1999, Original Contracts with an EDB Endorsement included Death Benefit Option 1 (DB Option 1). If owners are age 80 or older, the death benefit under DB Option 1 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 1 is based on the contract value or the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. Beginning in July 1999, the owner could instead select Death Benefit Option 2 (DB Option 2). If owners are age 80 or older, the death benefit under DB Option 2 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 2 is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001, the owner could select for an additional charge the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional Guaranteed Minimum Income Benefits (GMIBs) for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. GMIB Option 2 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales were discontinued in May 2007. The May 2003 Contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection
GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection, GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge
where  the  GMIB  value  is  total  purchase  payments   adjusted   for  partial
withdrawals.

 Charges during the Accumulation Phase (includes a 0.15%    Original    Original       May 2003 Contracts       May 2003 Contracts
administrative charge                                     Contracts    Contracts   without the Traditional    with the Traditional
                                                          without a     with a               GMIB                     GMIB
------------------------------------------------------------------------------------------------------------------------------------
                                                             GMIB        GMIB
Without the EDB Endorsement, or with DB Option 1 or DB       1.49%        1.79%                -                        -
Option 2
Traditional GMDB                                               -           -                 1.75%                    1.90%
Enhanced GMDB                                                  -           -                 2.05%                    2.15%
Earnings Protection GMDB                                     1.59%       1.89%               2.05%                    2.20%

The charges during the Annuity Phase if the owner takes variable annuity payments under the May 2003 Contract are 1.75%, and under the Original Contract the charges are 1.40%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2006. The Valuemark Income Plus was an immediate single payment annuity.

                      Charges if the owner took variable annuity
                     payments (includes a 0.15% administrative charge)
                     -------------------------------------------------
Valuemark Income Plus                     1.40%


The M&E charge for Allianz Vision can be summarized as follows:

The Allianz Vision Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Bonus Option that provides a 6% bonus that is subject to a three year vesting schedule and increases the withdrawal charge period from seven years to nine years, b) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or c) a No Withdrawal Charge Option that eliminates the withdrawal charge. The Contract also offers selection of either the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit. However, if the owner selected the No Withdrawal Charge Option, they must also select one of these four benefits. The Target Date Retirement Benefit provides a future guarantee of contract value based on the greater of total purchase payments, adjusted for partial withdrawals or the highest contract anniversary value. All the Lifetime Plus Benefits are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both contract value and a death benefit for a period of time. The Lifetime Plus Benefit has potentially lower charges than the other two Lifetime Benefits, the ability to begin payments before age 65, and allows owners to reset the guaranteed value to equal the contract value if that would provide a greater guarantee, but the reset eliminates the previous guaranteed amount. The Lifetime Plus II Benefit is very similar to the Lifetime Plus Benefit, but it offers more potential to increase your initial Lifetime Plus Payment because resets of the guaranteed value are automatic and do not eliminate any previous guarantees. The Lifetime Plus 10 Benefit offers the maximum potential initial payment and automatic resets but the resets, do eliminate the previous guaranteed amount, and payments cannot begin until age 65.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


                                                                Quarterly
                                             Traditional      Value Death
M&E charges during the Accumulation Phase   Death Benefit t      Benefit
------------------------------------------- --------------- ----------------
Base Contract                                   1.40%            1.70%
                                             (Base Option   (Base Option 2)
                                                  1)
Contract with the Bonus Option                  1.70%            2.00%
                                            (Bonus Option    (Bonus Option
                                                  1)              2)
Contract with the Short Withdrawal Charge       1.65%            1.95%
Option
                                             (L Option 1)    (L Option 2)
Contract with the Target Date Retirement        1.80%            2.10%
Benefit
                                             (Base Option    (Base Option
                                                 11)              12)
Contract with the Lifetime Plus Benefit         2.10%            2.40%
(single Lifetime Plus Payments)
                                             (Base Option   (Base Option 4)
                                                  3)
Contract with the Lifetime Plus Benefit         2.25%            2.55%
(joint Lifetime Plus Payments)
                                             (Base Option   (Base Option 6)
                                                  5)
Contract with single Lifetime Plus              2.20%            2.50%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                             (Base Option   (Base Option 8)
                                                  7)
Contract with joint Lifetime Plus               2.35%            2.65%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                             (Base Option    (Base Option
                                                  9)              10)
Contract with single Lifetime Plus              2.10%            2.40%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once payments begin
                                             (Base Option   (Base Option 4)
                                                  3)
Contract with joint Lifetime Plus               2.25%            2.55%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once  payments begin
                                             (Base Option   (Base Option 6)
                                                  5)
Contract with the Bonus Option and Target       2.10%            2.40%
Date Retirement Benefit
                                            (Bonus Option    (Bonus Option
                                                 11)              12)
Contract with the Bonus Option and              2.40%            2.70%
Lifetime Plus Benefit (single Lifetime
Plus Payments)
                                            (Bonus Option    (Bonus Option
                                                  3)              4)
Contract with the Bonus Option and              2.55%            2.85%
Lifetime Plus Benefit (joint Lifetime
Plus Payments)
                                            (Bonus Option    (Bonus Option
                                                  5)              6)
Contract with the Bonus Option and single       2.50%            2.80%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, before payments begin
                                            (Bonus Option    (Bonus Option
                                                  7)              8)
Contract with the Bonus Option and joint        2.65%            2.95%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, before payments begin
                                            (Bonus Option    (Bonus Option
                                                  9)              10)
Contract with the Bonus Option and single       2.40%            2.70%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, once payments begin
                                            (Bonus Option    (Bonus Option
                                                  3)              4)
Contract with the Bonus Option and joint        2.55%            2.85%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, once payments begin
                                            (Bonus Option    (Bonus Option
                                                  5)              6)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.40% for a Contract without the Bonus Option, and 1.70% for a Contract with the Bonus Option.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                               Quarterly
                                             Traditional      Value Death
M&E charges during the Accumulation Phase   Death Benefit t     Benefit
------------------------------------------- --------------- ----------------
Contract with the Short Withdrawal Charge       2.05%            2.35%
Option and Target Date Retirement Benefit
                                            (L Option 11)    (L Option 12)
Contract with the Short Withdrawal Charge       2.35%            2.65%
Option and Lifetime Plus Benefit (single
Lifetime Plus Payments)
                                             L Option 3)     (L Option 4)
Contract with the Short Withdrawal Charge       2.50%            2.80%
Option and Lifetime Plus Benefit (joint
Lifetime Plus Payments)
                                             (L Option 5)    (L Option 6)
Contract with the Short Withdrawal Charge       2.45%            2.75%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (L Option 7)    (L Option 8)
Contract with the Short Withdrawal Charge       2.60%            2.90%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (L Option 9)    (L Option 10)
Contract with the Short Withdrawal Charge       2.35%            2.65%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             L Option 3)     (L Option 4)
Contract with the Short Withdrawal Charge       2.50%            2.80%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (L Option 5)    (L Option 6)
Contract with the No Withdrawal Charge          2.15%            2.45%
Option and Target Date Retirement Benefit
                                             (C Option 5)    (C Option 6)
Contract with the No Withdrawal Charge          2.45%            2.75%
Option and Lifetime Plus Benefit (single
Lifetime Plus Payments)
                                             (C Option 1)    (C Option 2)
Contract with the No Withdrawal Charge          2.60%            2.90%
Option and Lifetime Plus Benefit (joint
Lifetime Plus Payments)
                                             (C Option 3)    (C Option 4)
Contract with the No Withdrawal Charge          2.55%            2.85%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (C Option 5)    (C Option 6)
Contract with the No Withdrawal Charge          2.70%            3.00%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (C Option 7)    (C Option 8)
Contract with the No Withdrawal Charge          2.45%            2.75%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (C Option 1)    (C Option 2)
Contract with the No Withdrawal Charge          2.60%            2.90%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (C Option 3)    (C Option 4)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge for Allianz Connections can be summarized as follows:

The Allianz Connections Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or b) a No Withdrawal Charge Option that eliminates the withdrawal charge. The Contract also offers selection of either the Target Date Retirement Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit. However, if the owner selected the No Withdrawal Charge Option, they must also select one of these three benefits. The Target Date Retirement Benefit provides a future guarantee of contract value based on the greater of total purchase payments adjusted for partial withdrawals or the highest contract anniversary value. All the Lifetime Plus Benefits are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments, but eliminate both contract value and a death benefit for a period of time. The Lifetime Plus II Benefit offers a higher payment percentage than the Lifetime Plus 10 Benefit, and offers the ability to begin payments before age 65. The Lifetime Plus 10 Benefit offers the maximum potential initial payment, but payments cannot begin until age 65.

                                              Traditional      Quarterly Value
M&E charges during the Accumulation Phase   Death Benefit t     Death Benefit
------------------------------------------ ------------------ ------------------
Base Contract                                    1.15%              1.45%
                                              (Option 1)         (Option 2)
Short Withdrawal Charge Option                   1.60%              1.90%
                                              (Option 13)        (Option 14)
Contract with the Target Date Retirement         1.55%              1.85%
Benefit
                                              (Option 11)        (Option 12)
Contract with single Lifetime Plus               1.95%              2.25%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 3)         (Option 4)
Contract with joint Lifetime Plus                2.10%              2.40%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 5)         (Option 6)
Contract with single Lifetime Plus               1.85%              2.15%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once  payments begin
                                              (Option 7)         (Option 8)
Contract with joint Lifetime Plus                2.00%              2.30%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once payments begin
                                              (Option 9)         (Option 10)
Contract with the Short Withdrawal               2.40%              2.70%
Charge Option and single Lifetime Plus
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 15)        (Option 16)
Contract with the Short Withdrawal               2.55%              2.85%
Charge Option and joint Lifetime Plus
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 17)        (Option 18)
Contract with the Short Withdrawal               2.30%              2.60%
Charge Option and single Lifetime Plus
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once payments begin                           (Option 19)        (Option 20)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                                Quarterly
                                             Traditional      Value Death
M&E charges during the Accumulation Phase   Death Benefit t     Benefit
------------------------------------------- --------------- ----------------
Contract with the Short Withdrawal Charge       2.45%            2.75%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (Option 21)      (Option 22)
Contract with the No Withdrawal Charge          2.55%            2.85%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (Option 25)      (Option 26)
Contract with the No Withdrawal Charge          2.70%            3.00%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (Option 27)      (Option 28)
Contract with the No Withdrawal Charge          2.45%            2.75%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (Option 29)      (Option 30)
Contract with the No Withdrawal Charge          2.60%            2.90%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (Option 31)      (Option 32)


The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.15%.

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating accumulation units at the end of the contract year and at the time of full surrender. During the annuity phase, we deduct a portion of this charge from each annuity payment. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II, Allianz Elite, Allianz Connections and Allianz Vision contracts. Contract maintenance charges paid by the owners during the years ended December 31, 2008 and 2007 were $4,734,000 and $5,608,000, respectively. These charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

A withdrawal charge is deducted at the time of withdrawal for withdrawals taken during the Accumulation Phase on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Vision deferred annuity contracts. If the withdrawal is a partial withdrawal the charge is deducted from the Contract Value. If the withdrawal is a full withdrawal, the charge is deducted from the amount withdrawn. The amount of the withdrawal charge is shown below. Allianz Alterity and Allianz Dimensions use the number of complete contract years since a purchase payment was received to determine the withdrawal charge percentage; all other products use the number of complete calendar years since a purchase payment was received. In certain states, the withdrawal charge may be different than what is indicated in the following table.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                               Withdrawal Charge

 Complete Years Since      Allianz           Allianz        Allianz      Allianz High Five    Allianz High  Allianz     Allianz
       Payment          Alterity[(1)]   Connections[(2)]   High Five        Bonus[(3)]        Five L[(4)]   Rewards   Vision[(5)]
------------------------------------------------------------------------------------------------------------------------------------
           0                  7%              8.50%            8%              8.50%              8.5%       8.50%       8.50%
           1                  6%              8.50%            8%              8.50%              7.5%       8.50%       8.50%
           2                  5%              7.50%            7%              8.50%              5.5%       8.50%       7.50%
           3                  4%              6.50%            6%               8%                 3%        8.50%       6.50%
           4                  3%               5%              5%               7%                 0%          8%          5%
           5                  2%               4%              4%               6%                 0%          7%          4%
           6                  0%               3%              3%               5%                 0%          6%          3%
           7                  0%               0%              0%               4%                 0%          5%          0%
           8                  0%               0%              0%               3%                 0%          4%          0%
           9                  0%               0%              0%               0%                 0%          3%          0%
         10 +                 0%               0%              0%               0%                 0%          0%          0%

(1)This is the withdrawal charge for the Current Contract and the May 2003 Contract. The withdrawal charge for the Original Contract is six years, and the charge is 7%, 6%, 5%, 4%, 3%, and 0%.
(2)This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.
(3)This is the withdrawal charge for the Current Contract. The withdrawal charge for the Original Contract and the May 2005 Contract is ten years and the charge is 8.5%, 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%.
(4)This is the withdrawal charge for the May 2007 Contract. The withdrawal charge for the Original Contract is three years, and the charge is 8%, 7%, 5%, and 0%.
(5)This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Bonus Option is 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.

 Complete Years Since      Allianz        Allianz         Allianz        Allianz       Allianz      Allianz    Allianz Custom
       Payment          Valuemark II   Valuemark III   Valuemark IV   Elite[(6][)]   Charter II   Dimensions      Income
-------------------------------------------------------------------------------------------------------------------------------
           0                 5%              6%             6%            8.5%           8%           8%             8%
           1                 5%              5%             6%            8.5%           7%           7%             8%
           2                 4%              4%             6%            7.5%           0%           7%             7%
           3                 3%              3%             5%            6.5%           0%           6%             6%
           4                1.50%          1.50%            4%             5%            0%           5%             5%
           5                 0%              0%             3%             4%            0%           4%             4%
           6                 0%              0%             2%             3%            0%           3%             3%
           7                 0%              0%             0%             0%            0%           0%             0%
           8                 0%              0%             0%             0%            0%           0%             0%
           9                 0%              0%             0%             0%            0%           0%             0%
         10 +                0%              0%             0%             0%            0%           0%             0%

(6)This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%.

Total withdrawal charges paid by owners during the years ended December 31, 2008 and 2007 were $48,313,008 and $34,201,903, respectively.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

Allianz Dimensions, Allianz Valuemark IV, Allianz Elite, Allianz Alterity, Allianz High Five, Allianz Vision, and Allianz Connections all include a waiver of withdrawal charge benefit for nursing home confinement and/or diagnosis of a terminal illness.

A free withdrawal privilege (or partial withdrawal privilege) is available that allows owners to withdraw a portion of their total purchase payments each year during the Accumulation Phase without incurring a withdrawal charge under the Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, Allianz Alterity, Allianz Rewards, Allianz High Five Bonus, Allianz High Five, Allianz High Five L, Allianz Dimensions, Allianz Elite, Allianz Vision, Allianz Connections, and Allianz Custom Income contracts that do not include the TIP. The amount that can be withdrawn differs between the contracts. For Allianz Valuemark II, Allianz Valuemark III each year the owner can withdraw 15% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Valuemark IV, each year the owner can withdraw 15% of the previous contract anniversaries contract value, less any previous withdrawals taken during the current year that were not subject to a withdrawal charge. For Allianz Dimensions, each year during the first five contract years the owner can withdraw up to 10% of total purchase payments, and the owner can withdraw up to 20% of total purchase payments each year after that. For Allianz Alterity, each year the owner can withdraw 12% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Rewards and Allianz High Five Bonus, each year the owner can withdraw 10% of total purchase payments, not including any bonus, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz High Five and Allianz Vision, each year the owner can withdraw 12% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year. For Allianz Elite, Allianz Custom Income, Allianz High Five L and Allianz Connections each year the owner can withdraw 10% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year.

On Allianz Alterity and Allianz Rewards, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available during the lifetime of the annuitant(s) while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz High Five Original Contracts, Allianz Charter II and Allianz Dimensions, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available once each year beginning five years after the income date during the lifetime of the annuitant(s) while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected.

On Allianz Valuemark Income Plus, under annuity options 2 or 4, partial liquidations of up to 75% of the total withdrawal value (less any previously liquidated amounts) are available once each year after the first contract year during the lifetime of the annuitant(s) while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz Valuemark Income Plus under annuity option 6 owners may also take a liquidation once each year after the fist contract year of up to 100% of the total withdrawal value (less any previously liquidated amounts). The total liquidation value (or total withdrawal value) is equal to the present value of the remaining guaranteed variable traditional annuity payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation, less a commutation fee.


 Commutation fee during the Annuity Phase under annuity option 2, 4 or 6

   Complete Years Since      Allianz   Allianz    Allianz High Five Original      Allianz      Allianz      Allianz Valuemark
       Income Date          Alterity   Rewards            Contracts             Charter II   Dimensions        Income Plus
-----------------------------------------------------------------------------------------------------------------------------
             0                 5%         7%                   -                     -            -                 5%
             1                 4%         6%                   -                     -            -                 5%
             2                 3%         5%                   -                     -            -                 4%
             3                 2%         4%                   -                     -            -                 3%
             4                 1%         3%                   -                     -            -                 2%
             5                 1%         2%                  4%                    4%           7%                 1%
             6                 1%         1%                  3%                    3%           6%                 1%
             7                 1%         1%                  2%                    2%           5%                 1%
             8                 1%         1%                  1%                    1%           4%                 1%
             9                 1%         1%                  1%                    1%           3%                 1%
            10                 1%         1%                  1%                    1%           2%                 1%
            11+                1%         1%                  1%                    1%           1%                 1%

 On Allianz Alterity and Allianz High Five Original Contracts a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually on Allianz Alterity and Allianz High Five Original Contracts and the withdrawal charge is based on the number of contract years since the payment was received. On Allianz Dimensions a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually beginning on the fifth Contract Anniversary on Allianz Dimensions.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008




2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

 Withdrawal charge during the Annuity Phase under annuity option 6

 Complete Years Since Payment/  Allianz Alterity       Allianz High Five         Allianz Dimensions
          Issue Date                                   Original Contracts
-----------------------------------------------------------------------------------------------------
               0                      7%                         8%                       -
               1                      6%                         8%                       -
               2                      5%                         7%                       -
               3                      4%                         6%                       -
               4                      3%                         5%                       -
               5                      2%                         4%                       4%
               6                      0%                         3%                       3%
              7+                      0%                         0%                       0%

 Currently, twelve free transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products (or 2% of the amount transferred, if less, for Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Charter). If the transfer is made under the dollar cost averaging program, flexible rebalancing program, GAV or GPV Transfers under the Living Guarantees for any of the High Five products, or the allocation and transfer restrictions for the Target Date Retirement Benefit of one of the Lifetime Benefits for the Vision or Connections products, there is no fee for the transfer, and we currently do not count these transfers against any free transfers. Total transfer fees paid by the contract owners during the years ended December 31, 2008 and 2007 were $15,578 and $7,035, respectively. Net transfers (to)/from the Fixed Accounts during the years ended December 31, 2008 and 2007 were $(3,731,722,000) and $(1,282,366,000), respectively.

 Allianz Dimensions has an optional Increased Annuity Payment Benefit that carries an additional charge per $100 of the basic annuity payment, depending on the annuitant's age and gender; the maximum charge ranges from $0.95 to $9.97. Allianz Dimensions also offers optional Guaranteed Value Protection Benefits
(GVPs), which offers either the Guaranteed Principal Protector Benefit or the Guaranteed Performance Accumulator Benefit. During the Accumulation Phase, the GVPs carry an additional charge based on the contract anniversary value that is deducted on the last day of each contract year. If the Dimensional Asset Allocation Model requirements are met, the GVP charge will not be more than 2% for the first ten contract years; otherwise, the GVP charge will not be more than 3% for the first ten contract years. On and after the tenth contract anniversary, we can increase the GVP charge to 5%.

 Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the contract owner and canceled within the free-look period, which is generally 10 days.

CAPITALIZATION

Allianz Life may provide seed capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2007.

Portfolio                                   Capitalization Amount  Date of Capitalization
--------------                            ----------------------- -------------------------
AZL S&P 500 Index Fund                              $ 20,000,000         5/1/2007
AZL Small Cap Stock Index Fund                        20,000,000         5/1/2007
AZL NACM International Fund                           10,000,000         5/1/2007
AZL Schroder International Small Cap Fund             10,000,000         5/1/2007
AZL TargetPlus Balanced Fund                           4,000,000         5/1/2007
AZL TargetPlus Moderate Fund                           6,000,000         5/1/2007
AZL TargetPlus Growth Fund                            10,000,000         5/1/2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

Allianz Life will generally begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. A specific percentage of daily net premium that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity was as follows during the two year period ended December 31, 2008.


Portfolio                                         Seed Capital Recaptured Realized Gain\Loss on  Remaining Seed Capital
                                                                                 Recapture
                                                  -------------------------------------------------------------------
AZL S&P 500 Index Fund                                    $ 20,000,000              $ 154,680                    $ -
AZL Small Cap Stock Index Fund                              20,000,000             (1,164,410)                     -
AZL NACM International Fund                                 10,000,000             (1,097,471)                     -
AZL Schroder International Small Cap Fund                   10,000,000               (377,423)                     -
AZL TargetPlus Balanced Fund                                 4,000,000                 16,737                      -
AZL TargetPlus Moderate Fund                                 6,000,000                 84,889                      -
AZL TargetPlus Growth Fund                                  10,000,000                255,346                      -
                                                  -------------------------------------------------------------------
      Total                                               $ 80,000,000           $ (2,127,652)                   $ -
                                                  -------------------------------------------------------------------


3.      FEDERAL INCOME TAXES

Operations of the Separate Account form a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                  Cost of        Proceeds from
                                                Purchases           Sales
                                                ------------      --------------
AIM V.I. Capital Appreciation Fund
                                                         4             1,119
AIM V.I. Core Equity Fund
                                                        69               942
AIM V.I. International Growth Fund
                                                        32               356
Alger American Capital Appreciation Portfolio
                                                         -               548
Alger American LargeCap Growth Portfolio
                                                        13               958
Alger American MidCap Growth Portfolio
                                                     2,029             1,400
Alger American SmallCap Growth Portfolio
                                                       920             1,044
AZL AIM International Equity Fund
                                                   104,776           136,042
AZL BlackRock Capital Appreciation Fund
                                                    44,400            37,967
AZL Columbia Mid Cap Value Fund
                                                    35,932            27,509
AZL Columbia Small Cap Value Fund
                                                    37,138            35,404
AZL Columbia Technology Fund
                                                    53,184            63,754
AZL Davis NY Venture Fund
                                                   232,835           161,067
AZL Dreyfus Founders Equity Growth Fund
                                                    54,666           101,179
AZL First Trust Target Double Play Fund
                                                    77,853            53,214
AZL Franklin Small Cap Value Fund
                                                    90,016           135,826
AZL Fusion Balanced Fund
                                                   277,453           222,383
AZL Fusion Growth Fund
                                                   381,377           395,786

AZL Fusion Moderate Fund
                                                   273,787           372,205
AZL Jennison 20/20 Focus Fund
                                                   226,764           138,429
AZL Legg Mason Growth Fund
                                                   155,633           110,952
AZL Legg Mason Value Fund
                                                    38,712            63,779
AZL LMP Large Cap Growth Fund
                                                    27,182           110,479
AZL Money Market Fund
                                                 1,150,336           757,622
AZL NACM International Fund
                                                     9,077             4,824
AZL OCC Opportunity Fund
                                                    47,759            62,119
AZL OCC Value Fund
                                                    75,419           261,529
AZL Oppenheimer Global Fund
                                                    48,956            78,988
AZL Oppenheimer International Growth Fund
                                                    82,202           113,203
AZL Oppenheimer Main Street Fund
                                                    38,337            54,039
AZL PIMCO Fundamental IndexPLUS Total Return
Fund                                                14,534             7,750

AZL S&P 500 Index Fund
                                                   307,581            75,140
AZL Schroder Emerging Markets Equity Fund CL 1
                                                    28,085               944
AZL Schroder Emerging Markets Equity Fund CL 2
                                                   186,929           111,133
AZL Schroder International Small Cap Fund
                                                    32,978            22,858
AZL Small Cap Stock Index Fund
                                                   213,829            47,982
AZL TargetPLUS Balanced Fund
                                                    63,879            19,563
AZL TargetPLUS Equity Fund
                                                    63,343            44,040
AZL TargetPLUS Growth Fund
                                                    87,303            30,174
AZL TargetPLUS Moderate Fund
                                                    67,087            22,623
AZL Turner Quantitative Small Cap Growth Fund
                                                    22,055            17,797
AZL Van Kampen Comstock Fund
                                                   102,662           208,901
AZL Van Kampen Equity and Income Fund
                                                    74,589           121,457

AZL Van Kampen Global Franchise Fund
                                                   113,146           184,805
AZL Van Kampen Global Real Estate Fund
                                                    47,549            42,716

AZL Van Kampen Growth and Income Fund
                                                    68,586           123,822
AZL Van Kampen Mid Cap Growth Fund
                                                   159,812           199,286
BlackRock Global Allocations V.I. Fund
                                                   173,003            28,558

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:


                                                     Cost of      Proceeds from
                                                   Purchases         Sales
                                                  -----------    ---------------
Davis VA Financial Portfolio
                                                      40,955          44,049
Davis VA Real Estate Portfolio
                                                          41             291
Davis VA Value Portfolio
                                                       6,427          47,099
Dreyfus IP Small Cap Stock Index Portfolio
                                                      37,858         232,740
Dreyfus Stock Index Fund
                                                      19,725         306,188
Franklin Global Communications Securities Fund
                                                      47,469         107,049
Franklin Growth and Income Securities Fund
                                                      50,078         104,006
Franklin High Income Securities Fund
                                                      64,311          98,386
Franklin Income Securities Fund
                                                     291,097         497,415
Franklin Large Cap Growth Securities Fund
                                                      29,632          92,798
Franklin Money Market Fund
                                                          63           3,042
Franklin Real Estate Fund
                                                      77,366         102,266
Franklin Rising Dividends Securities Fund
                                                      28,191         176,280
Franklin Small Cap Value Securities Fund
                                                      19,497          55,094
Franklin Small-Mid Cap Growth Securities Fund
                                                      32,112          60,676
Franklin Templeton VIP Founding Funds
Allocation Fund                                      170,670          50,600
Franklin U.S. Government Fund
                                                     196,414         198,925
Franklin Zero Coupon Fund 2010
                                                      80,063          57,441
J.P. Morgan International Opportunities
Portfolio                                                 70             142
J.P. Morgan U.S. Large Cap Core Equity
Portfolio                                                  6              91
Jennison 20/20 Focus Portfolio
                                                      40,519         134,616
Mutual Discovery Securities Fund
                                                     192,490         353,595
Mutual Shares Securities Fund
                                                     203,783         444,433
OpCap Mid Cap Portfolio
                                                      51,341          29,830
Oppenheimer Global Securities Fund/VA
                                                      17,578          60,052
Oppenheimer High Income Fund/VA
                                                      21,166          22,847
Oppenheimer Main Street Fund/VA
                                                      11,789          38,703
PIMCO VIT All Asset Portfolio
                                                     116,402         143,776
PIMCO VIT CommodityRealReturn Strategy
Portfolio                                            238,559         171,379
PIMCO VIT Emerging Markets Bond Portfolio
                                                      35,484          35,076
PIMCO VIT Global Bond Portfolio
                                                     135,950         108,239
PIMCO VIT High Yield Portfolio
                                                      62,233          95,581

PIMCO VIT Real Return Portfolio
                                                     224,686         230,713
PIMCO VIT StocksPLUS Growth and Income
Portfolio                                              1,584           4,864
PIMCO VIT Total Return Portfolio
                                                     263,474         267,510
Seligman Global Technology Portfolio
                                                           -             271
Seligman Small-Cap Value Portfolio
                                                      31,672          33,899
SP Strategic Partners Focused Growth Portfolio
                                                       5,713          12,489
SP International Growth Portfolio
                                                      17,639          20,540
Templeton Asset Strategy Fund
                                                       2,963           2,007
Templeton Developing Markets Securities Fund
                                                      74,969         202,338
Templeton Foreign Securities Fund
                                                      52,450         108,826
Templeton Global Income Securities Fund
                                                     133,626          93,612
Templeton Growth Securities Fund
                                                     155,212         304,033
Van Kampen LIT Capital Growth Portfolio
                                                          13             998
Van Kampen LIT Enterprise Portfolio
                                                          43              24

Van Kampen LIT Growth and Income Portfolio
                                                          77              67

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                                                                    AIM V.I.
                                  AIM V.I. Capital        AIM V.I. Core      International Growth
                                 Appreciation Fund         Equity Fund               Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions

Purchase payments
                                        -          -           -          -           -          -
     Transfers between funds
                                     (43)      (147)        (22)       (19)        (11)       (22)
     Surrenders and
terminations                        (107)      (287)        (65)      (139)        (23)       (51)
     Rescissions
                                        -          -           -          -           -          -
     Bonus
                                        -          -           -          -           -          -

     Contract Maintenance
Charges                               (1)        (1)           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        (151)      (435)        (87)      (158)        (34)       (73)
                               ----------- ---------- ----------- ---------- ----------- ----------





                                   Alger American         Alger American         Alger American
                               Capital Appreciation      LargeCap Growth         MidCap Growth
                                     Portfolio              Portfolio              Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -           -          -           -          -
     Transfers between funds
                                     (11)       (11)        (31)       (50)        (41)       (71)
     Surrenders and
terminations                         (41)       (51)        (77)      (158)        (65)      (123)

     Rescissions
                                        -          -           -          -           -          -
     Bonus
                                        -          -           -          -           -          -
     Contract Maintenance
Charges                                 -          -           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (52)       (62)       (108)      (208)       (106)      (194)
                               ----------- ---------- ----------- ---------- ----------- ----------




                                   Alger American                                   AZL AIM
                                  SmallCap Growth      AZL AIM Basic Value   International Equity
                                     Portfolio                Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -           -        594       2,701      2,846
     Transfers between funds
                                      (7)        (1)           -   (14,535)     (5,054)      1,040
     Surrenders and
terminations                         (11)       (10)           -      (843)       (954)    (1,006)
     Rescissions
                                        -          -           -        (7)       (124)       (90)
     Bonus
                                        -          -           -          8          41         54
     Contract Maintenance
Charges                                 -          -           -        (2)         (4)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (18)       (11)           -   (14,785)     (3,394)      2,842
                               ----------- ---------- ----------- ---------- ----------- ----------



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                   AZL BlackRock
                               Capital Appreciation      AZL Columbia Mid      AZL Columbia Small
                                       Fund              Cap Value Fund         Cap Value Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,761        929       1,970      1,382         871        869
     Transfers between funds
                                    (784)       (81)       (422)        856       (898)    (1,124)
     Surrenders and
terminations                        (280)      (240)       (177)      (211)       (293)      (287)

     Rescissions
                                     (37)       (14)        (40)       (31)        (17)       (31)
     Bonus
                                       17         12          20         20           9         13
     Contract Maintenance
Charges                               (1)        (1)         (1)          -         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                          676        605       1,350      2,016       (329)      (561)
                               ----------- ---------- ----------- ---------- ----------- ----------




                                                                                  AZL Dreyfus
                                    AZL Columbia           AZL Davis NY         Founders Equity
                                  Technology Fund         Venture Fund            Growth Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,980      1,220       5,630      4,237       2,323      2,054
     Transfers between funds
                                  (3,558)      3,862       9,710    (2,482)     (6,789)     13,868
     Surrenders and
terminations                        (682)      (575)     (2,072)    (1,866)     (2,022)    (1,409)

     Rescissions
                                     (57)       (43)       (203)       (86)        (67)       (38)
     Bonus
                                       35         27          50         50          21         30
     Contract Maintenance
Charges                               (3)        (1)         (9)        (5)         (7)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,285)      4,490      13,106      (152)     (6,541)     14,502
                               ----------- ---------- ----------- ---------- ----------- ----------




                                  AZL First Trust
                                Target Double Play      AZL Franklin Small    AZL Fusion Balanced
                                       Fund              Cap Value Fund              Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    5,425      3,911       2,252      3,171      13,394      7,047
     Transfers between funds
                                  (1,436)      4,523     (4,829)    (3,489)     (6,273)      1,008
     Surrenders and
terminations                        (557)      (140)       (999)    (1,038)     (2,907)    (1,809)

     Rescissions
                                    (119)      (103)        (71)       (67)       (342)      (131)
     Bonus
                                       46         61          29         43         126         91
     Contract Maintenance
Charges                               (2)          -         (4)        (3)         (7)        (4)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        3,357      8,252     (3,622)    (1,383)       3,991      6,202
                               ----------- ---------- ----------- ---------- ----------- ----------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:



                                 AZL Fusion Growth     AZL Fusion Moderate     AZL Jennison 20/20
                                       Fund                   Fund                Focus Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                   22,791     24,989      15,937     17,701       4,105      2,831
     Transfers between funds
                                 (24,031)    (5,546)    (24,925)    (2,080)       2,409         99
     Surrenders and
terminations                      (4,587)    (4,264)     (4,308)    (3,439)       (948)      (662)

     Rescissions
                                    (641)      (721)       (498)      (374)       (134)       (51)
     Bonus
                                      315        416         153        179          38         27
     Contract Maintenance
Charges                              (26)       (13)        (17)       (10)         (4)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,179)     14,861    (13,658)     11,977       5,466      2,242
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   AZL Legg Mason         AZL Legg Mason       AZL LMP Large Cap
                                    Growth Fund            Value Fund             Growth Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    3,348      2,581       1,557      1,837         553        665
     Transfers between funds
                                    9,970      4,394     (4,327)    (3,242)    (12,586)    (1,806)
     Surrenders and
terminations                        (885)      (695)       (902)    (1,079)     (1,037)    (1,034)
     Rescissions
                                    (139)       (57)        (56)       (37)        (12)       (16)
     Bonus
                                       46         40          17         27           7         10

     Contract Maintenance
Charges                               (5)        (2)         (5)        (3)         (3)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                       12,335      6,261     (3,716)    (2,497)    (13,078)    (2,184)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                  AZL Money Market           AZL NACM         AZL OCC Opportunity
                                       Fund            International Fund            Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                   42,828     31,970         694        300       1,091      1,043
     Transfers between funds
                                   11,198      1,287        (12)        391     (2,511)      (305)
     Surrenders and
terminations                     (15,426)   (16,087)        (55)       (29)       (661)      (671)

     Rescissions
                                  (1,259)      (987)        (28)        (2)        (35)       (27)
     Bonus
                                      499        340           6          4          13         19

     Contract Maintenance
Charges                              (13)        (9)           -          -         (3)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                       37,827     16,514         605        664     (2,106)         57
                               ----------- ---------- ----------- ---------- ----------- ----------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

          Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                AZL OCC Renaissance                             AZL Oppenheimer
                                       Fund             AZL OCC Value Fund        Global Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -        946         544        950       1,790      2,188
     Transfers between funds
                                        -   (22,730)    (28,436)     15,550     (4,346)    (2,021)
     Surrenders and
terminations                            -    (1,353)     (2,398)    (1,618)       (711)      (657)
     Rescissions
                                        -       (30)        (33)       (22)        (71)       (76)
     Bonus
                                        -          9           5         12          22         31
     Contract Maintenance
Charges                                 -        (4)         (8)        (4)         (4)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                            -   (23,162)    (30,326)     14,868     (3,320)      (537)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                                                   AZL PIMCO
                                  AZL Oppenheimer                                 Fundamental
                               International Growth      AZL Oppenheimer        IndexPLUS Total
                                       Fund             Main Street Fund          Return Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    2,426      2,523       1,332      1,581         524        226
     Transfers between funds
                                  (4,418)      1,538     (3,408)      (366)         321         20
     Surrenders and
terminations                        (687)      (667)       (596)      (522)        (51)       (37)
     Rescissions
                                     (83)       (79)        (40)       (54)        (18)       (15)
     Bonus
                                       42         43          21         28           6          5
     Contract Maintenance
Charges                               (3)        (2)         (3)        (2)           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,723)      3,356     (2,694)        665         782        199
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                           AZL Schroder           AZL Schroder
                                 AZL S&P 500 Index      Emerging Markets       Emerging Markets
                                       Fund             Equity Fund CL 1       Equity Fund CL 2
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    4,988      1,323           6          6       3,489      3,181
     Transfers between funds
                                   23,517      1,483       4,928         11       8,092      5,561
     Surrenders and
terminations                        (756)       (41)        (17)        (1)       (720)      (407)
     Rescissions
                                     (81)        (8)           -          -       (130)      (109)
     Bonus
                                       61         15           -          -          48         53
     Contract Maintenance
Charges                               (4)          -           -          -         (4)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                       27,725      2,772       4,917         16      10,775      8,278
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                    AZL Schroder
                                International Small    AZL Small Cap Stock       AZL TargetPLUS
                                     Cap Fund              Index Fund            Balanced Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,437        701       1,907        773       5,514        671
     Transfers between funds
                                        -        447      15,759        485          80        402
     Surrenders and
terminations                         (80)        (9)       (388)        (9)       (108)          1

     Rescissions
                                     (39)       (15)        (53)       (14)       (198)        (8)
     Bonus
                                       18         12          19         11          61          5
     Contract Maintenance
Charges                                 -          -         (3)          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        1,336      1,136      17,241      1,246       5,349      1,071
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   AZL TargetPLUS         AZL TargetPLUS         AZL TargetPLUS
                                    Equity Fund            Growth Fund           Moderate Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    4,875      3,597       8,052      3,400       6,412      1,391

     Transfers between funds
                                  (1,847)      4,688       (660)        486       (356)        917
     Surrenders and
terminations                        (427)      (203)       (215)       (35)       (303)       (42)
     Rescissions
                                    (152)       (74)       (224)       (96)       (246)       (57)
     Bonus
                                       60         55         112         55         112         16
     Contract Maintenance
Charges                               (2)          -         (1)          -         (1)          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        2,507      8,063       7,064      3,810       5,618      2,225
                               ----------- ---------- ----------- ---------- ----------- ----------


                                     AZL Turner           AZL Van Kampen
                                Quantitative Small      Aggressive Growth        AZL Van Kampen
                                  Cap Growth Fund             Fund               Comstock Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      656        540           -        832       2,254      3,557
     Transfers between funds
                                    (588)      (682)           -   (11,245)    (13,732)      5,006
     Surrenders and
terminations                        (131)      (138)           -      (563)     (3,785)    (3,594)

     Rescissions
                                     (15)       (17)           -       (19)        (72)       (86)
     Bonus
                                        7          7           -         15          20         42
     Contract Maintenance
Charges                               (1)          -           -        (2)        (14)        (9)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (72)      (290)           -   (10,982)    (15,329)      4,916
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                   AZL Van Kampen         AZL Van Kampen         AZL Van Kampen
                                 Equity and Income      Global Franchise      Global Real Estate
                                       Fund                   Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    3,617      4,285       2,768      4,065       2,214      3,551
     Transfers between funds
                                  (7,195)    (1,831)     (7,468)    (3,241)     (1,705)      (502)
     Surrenders and
terminations                      (1,222)    (1,088)     (1,302)    (1,255)       (394)      (362)

     Rescissions
                                    (119)       (96)        (91)      (116)        (90)       (96)
     Bonus
                                       31         48          26         42          26         50
     Contract Maintenance
Charges                               (4)        (3)         (5)        (3)         (2)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (4,892)      1,315     (6,072)      (508)          49      2,640
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   AZL Van Kampen                                AZL Van Kampen
                                 Growth and Income      AZL Van Kampen Mid     Strategic Growth
                                       Fund              Cap Growth Fund             Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    2,023      2,622       4,574      3,583           -      1,041
     Transfers between funds
                                  (5,901)    (3,640)     (8,589)      9,235           -   (20,111)
     Surrenders and
terminations                      (2,061)    (2,107)     (1,965)    (1,428)           -    (1,016)
     Rescissions
                                     (84)       (64)       (212)       (91)           -       (22)
     Bonus
                                       20         32          58         53           -         15

     Contract Maintenance
Charges                               (6)        (5)         (8)        (4)           -        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,009)    (3,162)     (6,142)     11,348           -   (20,096)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                  BlackRock Global
                                 Allocations V.I.       Davis VA Financial       Davis VA Real
                                       Fund                 Portfolio          Estate Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                               11,279      -          1,290       788        -           -
     Transfers between funds
                               5,094       -          (1,015)     (1,634)    (5)         (3)
     Surrenders and
terminations                   (236)       -          (534)       (666)      (5)         (12)
     Rescissions
                               (272)       -          (39)        (15)       -           -
     Bonus
                               74          -          15          11         -           -
     Contract Maintenance
Charges                        (1)         -          (2)         (2)        -           -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                   15,938      -          (285)       (1,518)    (10)        (15)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                                         Dreyfus IP Small
                                   Davis VA Value        Cap Stock Index      Dreyfus Stock Index
                                     Portfolio              Portfolio                Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       57        102         114      1,004         166      1,270
     Transfers between funds
                                  (2,549)    (1,211)    (15,172)    (3,592)    (23,394)    (5,009)
     Surrenders and
terminations                      (1,205)    (1,467)       (828)    (1,122)     (1,654)    (2,312)
     Rescissions
                                      (2)        (2)         (4)       (40)        (13)       (35)
     Bonus
                                        1          1           1         10           1         11

     Contract Maintenance
Charges                               (3)        (3)         (3)        (3)         (5)        (6)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (3,701)    (2,580)    (15,892)    (3,743)    (24,899)    (6,081)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                  Franklin Global      Franklin Growth and       Franklin High
                                  Communications        Income Securities      Income Securities
                                  Securities Fund             Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      724        853          89        423         819      1,195
     Transfers between funds
                                  (2,442)        948     (1,777)    (1,116)     (2,048)    (1,279)
     Surrenders and
terminations                        (727)      (950)     (1,188)    (1,700)       (765)      (944)
     Rescissions
                                     (25)       (35)         (9)       (11)        (32)       (18)
     Bonus
                                       13         20           1          6          11         16
     Contract Maintenance
Charges                               (4)        (4)         (5)        (4)         (2)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,461)        832     (2,889)    (2,402)     (2,017)    (1,032)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                        Franklin Large Cap
                                  Franklin Income       Growth Securities        Franklin Money
                                  Securities Fund             Fund                Market Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    3,796      5,854         175        537           -          -
     Transfers between funds
                                  (7,889)    (1,434)     (3,499)    (1,990)        (26)       (49)
     Surrenders and
terminations                      (2,183)    (2,258)     (1,109)    (1,571)       (129)      (279)
     Rescissions
                                    (135)      (139)        (19)       (14)           -          -
     Bonus
                                       29         52           1          6           -          -
     Contract Maintenance
Charges                               (8)        (5)         (5)        (4)         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,390)      2,070     (4,456)    (3,036)       (156)      (329)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:



                                                         Franklin Rising       Franklin Small Cap
                                   Franklin Real      Dividends Securities     Value Securities
                                    Estate Fund               Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       53        134          94        373          53        121
     Transfers between funds
                                  (1,578)    (1,732)     (3,581)    (2,570)     (2,224)    (1,621)
     Surrenders and
terminations                        (515)      (771)     (1,448)    (1,779)       (752)    (1,023)

     Rescissions
                                      (3)        (4)         (6)        (8)         (9)        (4)
     Bonus
                                        1          1           -          1           1          2

     Contract Maintenance
Charges                               (2)        (2)         (5)        (4)         (2)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,044)    (2,374)     (4,946)    (3,987)     (2,933)    (2,527)
                               ----------- ---------- ----------- ---------- ----------- ----------

                                 Franklin Small-Mid     Franklin Templeton
                                    Cap Growth         VIP Founding Funds        Franklin U.S.
                                  Securities Fund        Allocation Fund        Government Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       73        130      17,286      1,970       1,843      1,040
     Transfers between funds
                                  (1,565)      (949)     (1,115)      2,649          57      (802)
     Surrenders and
terminations                        (903)    (1,303)       (458)       (31)     (2,040)    (2,279)
     Rescissions
                                      (4)        (4)       (582)       (61)        (79)       (12)

     Bonus
                                        2          1         169         19          18         10
     Contract Maintenance
Charges                               (4)        (3)         (2)          -         (5)        (5)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,401)    (2,128)      15,298      4,546       (206)    (2,048)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                           J.P. Morgan
                                                          International         J.P. Morgan U.S.
                                   Franklin Zero          Opportunities         Large Cap Core
                                 Coupon Fund 2010           Portfolio          Equity Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      387        147           -          -           -          -

     Transfers between funds
                                      562          7        (11)        (2)           -        (4)
     Surrenders and
terminations                        (315)      (232)         (4)        (4)        (11)        (8)

     Rescissions
                                     (21)        (5)           -          -           -          -
     Bonus
                                        3          2           -          -           -          -

     Contract Maintenance
Charges                               (1)        (1)           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                          615       (82)        (15)        (6)        (11)       (12)
                               ----------- ---------- ----------- ---------- ----------- ----------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                   Jennison 20/20        Mutual Discovery        Mutual Shares
                                  Focus Portfolio        Securities Fund        Securities Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       41        101       3,730      4,359       5,542     10,659
     Transfers between funds
                                  (6,298)    (1,105)     (9,111)      (948)    (16,040)    (4,695)
     Surrenders and
terminations                        (395)      (524)     (2,135)    (2,335)     (3,744)    (4,174)
     Rescissions
                                      (2)        (3)       (176)       (90)       (264)      (285)
     Bonus
                                        -          2          39         57          50        107

     Contract Maintenance
Charges                               (1)        (1)         (8)        (6)        (13)        (9)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,655)    (1,530)     (7,661)      1,037    (14,469)      1,603
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   OpCap Mid Cap        Oppenheimer Global      Oppenheimer High
                                     Portfolio         Securities Fund/VA       Income Fund/VA
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    2,069      1,431          75        139          12         25
     Transfers between funds
                                      287        173     (3,073)    (1,606)       1,578      (332)
     Surrenders and
terminations                        (196)       (80)     (1,343)    (1,609)       (244)      (300)

     Rescissions
                                     (77)       (31)         (5)        (4)           -          -
     Bonus
                                       24         21           1          2           -          -

     Contract Maintenance
Charges                               (1)          -         (4)        (3)         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        2,106      1,514     (4,349)    (3,081)       1,345      (608)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                                                   PIMCO VIT
                                  Oppenheimer Main     PIMCO VIT All Asset    CommodityRealReturn
                                  Street Fund/VA            Portfolio         Strategy Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      110        149       2,990      1,220       4,447      1,394

     Transfers between funds
                                  (2,706)    (1,231)     (4,833)    (2,944)        (36)      (142)
     Surrenders and
terminations                      (1,312)    (1,666)     (1,001)    (1,051)       (895)      (406)
     Rescissions
                                     (12)        (3)        (69)       (43)       (155)       (35)
     Bonus
                                        1          2          44         23          60         22

     Contract Maintenance
Charges                               (5)        (4)         (3)        (2)         (3)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (3,924)    (2,753)     (2,872)    (2,797)       3,418        832
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:




                                 PIMCO VIT Emerging
                                   Markets Bond          PIMCO VIT Global        PIMCO VIT High
                                     Portfolio           Bond Portfolio         Yield Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,225        869       2,732      1,150       1,218      1,175
     Transfers between funds
                                  (1,318)       (90)         220      1,404     (3,281)    (2,350)
     Surrenders and
terminations                        (262)      (173)       (691)      (224)     (1,091)    (1,161)
     Rescissions
                                     (30)       (27)       (115)       (23)        (45)       (36)
     Bonus
                                       16         15          27         21          13         18

     Contract Maintenance
Charges                               (1)          -         (2)          -         (3)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        (370)        594       2,171      2,328     (3,189)    (2,357)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                            PIMCO VIT
                                   PIMCO VIT Real       StocksPLUS Growth       PIMCO VIT Total
                                 Return Portfolio     and Income Portfolio     Return Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    4,365      1,634          12         17       5,955      3,769
     Transfers between funds
                                  (3,787)    (2,163)       (194)      (186)     (3,342)    (1,614)
     Surrenders and
terminations                      (1,782)    (1,555)       (259)      (212)     (3,978)    (3,546)
     Rescissions
                                    (167)       (39)         (3)          -       (191)       (77)
     Bonus
                                       60         18           -          -          77         62
     Contract Maintenance
Charges                               (6)        (4)         (1)        (1)        (10)        (8)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (1,317)    (2,109)       (445)      (382)     (1,489)    (1,414)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                                                  SP Strategic
                                  Seligman Global       Seligman Small-Cap     Partners Focused
                               Technology Portfolio      Value Portfolio       Growth Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -          30         42          39         52
     Transfers between funds
                                     (12)       (28)       (888)      (718)     (1,008)      (668)
     Surrenders and
terminations                         (26)       (97)       (471)      (669)       (284)      (385)
     Rescissions
                                        -          -           -        (1)           -          -
     Bonus
                                        -          -           -          1           1          1
     Contract Maintenance
Charges                                 -          -         (2)        (1)         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (38)      (125)     (1,331)    (1,346)     (1,253)    (1,001)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                                                                   Templeton
                                  SP International       Templeton Asset      Developing Markets
                                 Growth Portfolio         Strategy Fund         Securities Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       27         29           -          -         129        348
     Transfers between funds
                                    (981)        571        (18)       (21)    (12,151)    (2,727)
     Surrenders and
terminations                        (214)      (202)        (30)      (121)       (817)    (1,370)
     Rescissions
                                     (11)          -           -          -        (18)        (5)
     Bonus
                                        -          -           -          -           1          4
     Contract Maintenance
Charges                               (1)        (1)           -          -         (3)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (1,180)        397        (48)      (142)    (12,859)    (3,753)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                         Templeton Global
                                 Templeton Foreign      Income Securities       Templeton Growth
                                  Securities Fund             Fund              Securities Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      108        637       1,509        542       3,480      6,667
     Transfers between funds
                                  (2,359)    (1,247)         196      1,373     (9,449)    (3,187)
     Surrenders and
terminations                      (1,315)    (1,826)       (325)      (147)     (2,161)    (2,545)
     Rescissions
                                      (4)       (24)        (44)       (11)       (142)      (154)
     Bonus
                                        1          6          15          8          31         63
     Contract Maintenance
Charges                               (5)        (4)         (1)          -        (10)        (6)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (3,574)    (2,458)       1,350      1,765     (8,251)        838
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   Van Kampen LIT                                Van Kampen LIT
                                  Capital Growth          Van Kampen LIT       Growth and Income
                                     Portfolio        Enterprise Portfolio         Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -           -          -           -          -
     Transfers between funds
                                     (48)       (93)         (2)        (3)         (1)        (1)
     Surrenders and
terminations                         (87)      (130)         (2)        (4)         (3)        (4)
     Rescissions
                                        -          -           -          -           -          -
     Bonus
                                        -          -           -          -           -          -

     Contract Maintenance
Charges                                 -          -           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        (135)      (223)         (4)        (7)         (4)        (5)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:



                                                   Total All Funds
                                      ------------------------------------------
                                              2008                 2007
                                      --------------------- --------------------
 Contract Transactions
     Purchase payments                             270,756              212,059
     Transfers between funds                     (244,097)             (70,194)
     Surrenders and terminations                 (100,527)            (102,581)
     Rescissions                                   (8,714)              (5,475)
     Bonus                                           3,065                2,747
     Contract Maintenance Charges                    (334)                (222)
                                      --------------------- --------------------
Total Net Contract Transactions                   (79,851)               36,334
                                      --------------------- --------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.            FINANCIAL HIGHLIGHTS

   A  summary  of  units  outstanding   (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units        Unit Fair Value   Net     Investment   Expense Ratio       Total Return
                                        Outstanding                    Assets  Income          lowest to          lowest to
                                           ****     lowest to highest   ****     Ratio*       highest**          highest***
AIM V.I. Capital Appreciation Fund
   2008                                        981  $4.31  to   $4.89   4,594       0.00%  1.15%  to  2.55%  -43.94%  to -43.15%
   2007                                      1,132  $7.69  to   $8.60   9,390       0.00%  1.15%  to  2.55%    9.18%  to  10.73%
   2006                                      1,568  $7.05  to   $7.77  11,798       0.05%  1.15%  to  2.55%    3.63%  to   5.09%
   2005                                        762  $6.80  to   $7.39   5,430       0.05%  1.15%  to  2.55%    6.10%  to   7.59%
   2004                                        971  $6.41  to   $6.87   6,470       0.00%  1.15%  to  2.55%    3.93%  to   5.40%
AIM V.I. Core Equity Fund
   2008                                        364  $7.74  to   $8.04   2,884       2.01%  1.15%  to  2.55%  -31.90%  to -30.94%
   2007                                        451  $11.37 to  $11.64   5,199       1.02%  1.15%  to  2.55%    5.38%  to   6.87%
   2006                                        609  $10.85 to  $10.95   6,644       1.59%  1.15%  to  2.55%    9.03%  to   9.56%
   2005                                      1,110  $6.41  to   $6.97   7,473       0.79%  1.15%  to  2.55%    3.00%  to   4.45%
   2004                                      1,334  $6.23  to   $6.67   8,648       0.44%  1.15%  to  2.55%    3.10%  to   4.56%
AIM V.I. International Growth Fund
   2008                                        168  $6.85  to   $7.62   1,221       0.54%  1.15%  to  2.55%  -41.88%  to -41.06%
   2007                                        202  $11.76 to  $12.93   2,493       0.37%  1.15%  to  2.55%   11.82%  to  13.40%
   2006                                        275  $10.45 to  $11.51   3,037       0.98%  1.15%  to  2.55%   25.01%  to  26.77%
   2005                                        326  $8.28  to   $8.99   2,826       0.65%  1.15%  to  2.55%   14.97%  to  16.58%
   2004                                        365  $7.20  to   $7.71   2,731       0.65%  1.15%  to  2.55%   20.87%  to  22.58%
Alger American LargeCap Growth
Portfolio
   2008                                        536  $4.74  to   $5.38   2,797       0.22%  1.15%  to  2.55%  -47.51%  to -46.77%
   2007                                        644  $9.02  to  $10.11   6,352       0.35%  1.15%  to  2.55%   16.91%  to  18.57%
   2006                                        852  $7.72  to   $8.53   7,105       0.13%  1.15%  to  2.55%    2.51%  to   3.95%
   2005                                      1,088  $7.53  to   $8.20   8,756       0.24%  1.15%  to  2.35%    9.44%  to  10.76%
   2004                                      1,394  $6.96  to   $7.41  10,168       0.00%  1.15%  to  2.35%    3.04%  to   4.29%
Alger American Capital Appreciation
Portfolio
   2008                                        266  $6.23  to   $6.56   1,750       0.00%  1.15%  to  2.55%  -46.52%  to -45.76%
   2007                                        318  $11.58 to  $12.11   3,881       0.00%  1.15%  to  2.55%   30.15%  to  32.00%
   2006                                        380  $8.44  to   $9.33   3,523       0.00%  1.15%  to  2.55%   16.27%  to  17.90%
   2005                                        461  $7.55  to   $7.81   3,627       0.00%  1.35%  to  1.90%   12.30%  to  12.92%
   2004                                        642  $6.51  to   $6.92   4,466       0.00%  1.35%  to  2.55%    5.46%  to   6.73%
Alger American MidCap Growth Portfolio
   2008                                        431  $6.34  to   $7.18   2,941       0.17%  1.15%  to  2.55%  -59.41%  to -58.83%
   2007                                        537  $15.62 to  $17.45   8,955       0.00%  1.15%  to  2.55%   28.23%  to  30.05%
   2006                                        732  $12.18 to  $13.42   9,429       0.00%  1.15%  to  2.55%    7.38%  to   8.88%
   2005                                        944  $11.34 to  $12.32  11,240       0.00%  1.15%  to  2.55%    7.07%  to   8.57%
   2004                                      1,135  $10.59 to  $11.35  12,515       0.00%  1.15%  to  2.55%   10.19%  to  11.75%


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),   unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
Alger American SmallCap Growth
Portfolio
   2008                                        99   $4.47  to  $4.98      479       0.00%  1.15%  to   2.55%  -47.95% to  -47.21%
   2007                                       117   $8.59  to  $9.60    1,076       0.00%  1.15%  to   2.55%  14.27%  to  15.89%
   2006                                       128   $7.52  to  $8.28    1,018       0.00%  1.15%  to   2.55%  17.00%  to  18.65%
   2005                                       164   $6.42  to  $6.98    1,108       0.00%  1.15%  to   2.55%  13.95%  to  15.55%
   2004                                       188   $5.64  to  $6.04    1,103       0.00%  1.15%  to   2.55%  13.63%  to  15.23%
AZL AIM International Equity Fund
   2008                                    12,283  $10.31  to  $11.63 133,883       0.47%  1.00%  to   3.00%  -43.24% to  -42.09%
   2007                                    15,677  $18.42  to  $20.11 300,838       0.53%  1.00%  to   2.95%  11.27%  to  13.48%
   2006                                    12,836  $16.51  to  $17.88 219,438       0.22%  1.00%  to   2.70%  13.31%  to  23.67%
   2005                                     8,473  $13.35  to  $14.13 116,487       0.25%  1.15%  to   2.70%  13.27%  to  15.04%
   2004                                     4,677  $11.79  to  $12.29  56,469       0.00%  1.15%  to   2.70%  18.86%  to  20.73%
AZL BlackRock Capital Appreciation
Fund
   2008                                     5,342   $7.76  to  $8.30   42,814       0.00%  1.00%  to   3.00%  -38.26% to  -37.01%
   2007                                     4,666  $12.70  to  $13.16  60,239       0.00%  1.00%  to   2.95%   7.68%  to   9.81%
   2006                                     4,061  $11.75  to  $12.07  48,235       0.00%  1.00%  to   2.60%  -1.03%  to   9.57%
   2005(2)                                  3,038  $11.87  to  $11.97  36,245       0.00%  1.40%  to   2.60%  18.74%  to  19.68%
AZL Columbia Mid Cap Value Fund
   2008                                     5,241   $4.66  to  $4.90   25,031       0.56%  1.00%  to   3.00%  -53.57% to  -52.63%
   2007                                     3,891  $10.11  to  $10.36  39,787       0.01%  1.00%  to   2.95%   0.82%  to   2.82%
   2006                                     1,876  $10.00  to  $10.10  18,837       0.61%  1.00%  to   2.60%  10.18%  to  10.79%
AZL Columbia Small Cap Value Fund
   2008                                     4,359   $5.77  to  $8.43   34,886       0.60%  1.00%  to   3.00%  -34.10% to  -32.77%
   2007                                     4,688  $11.86  to  $12.55  57,106       0.25%  1.00%  to   2.95%  -10.92% to  -9.16%
   2006                                     5,250  $13.28  to  $13.90  71,186       0.07%  1.00%  to   2.70%  10.39%  to  12.01%
   2005                                     4,551  $12.03  to  $12.29  55,521       0.00%  1.40%  to   2.70%   0.64%  to   1.96%
   2004                                     2,551  $11.95  to  $12.06  30,731       0.20%  1.40%  to   2.70%  18.84%  to  19.87%
AZL Columbia Technology Fund
   2008                                     8,281   $4.35  to  $4.96   38,287       0.00%  1.00%  to   3.00%  -52.10% to  -51.13%
   2007                                    10,566   $9.24  to  $10.17 101,713       0.00%  1.00%  to   2.95%  19.16%  to  21.52%
   2006                                     6,075   $7.74  to  $8.45   48,532       0.00%  1.00%  to   2.70%  -0.17%  to  11.26%
   2005                                     5,916   $7.77  to  $8.27   47,113       0.00%  1.15%  to   2.65%  -1.92%  to  -0.45%
   2004                                     5,891   $7.91  to  $8.30   47,555       0.00%  1.15%  to   2.70%  -6.88%  to  -5.42%
AZL Davis NY Venture Fund
   2008                                    43,169   $7.12  to  $8.10  326,971       0.94%  1.00%  to   3.00%  -42.26% to  -41.10%
   2007                                    30,063  $12.51  to  $13.77 395,443       0.44%  1.00%  to   2.95%   1.11%  to   3.11%
   2006                                    30,217  $12.34  to  $13.47 389,221       0.29%  1.00%  to   2.70%   9.24%  to  10.88%
   2005                                    23,999  $11.13  to  $11.87 276,557       0.13%  1.15%  to   2.70%   6.77%  to   8.43%
   2004                                    13,974  $10.43  to  $10.95 149,818       0.23%  1.15%  to   2.70%   7.60%  to   9.29%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),  unit  values,   net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                    At December 31                       For the years ended December 31
                                        --------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net       Investment   Expense Ratio       Total Return
                                        Outstanding                   Assets    Income          lowest to          lowest to
                                          ****     lowest to highest    ****      Ratio*       highest**          highest***
AZL Dreyfus Founders Equity Growth
Fund
   2008                                    19,264  $5.92  to   $6.75   121,848       0.29%  1.00%  to  3.00%  -43.36% to  -42.21%
   2007                                    25,805  $10.64 to  $11.71   287,472       0.06%  1.00%  to  2.95%   5.57%  to    7.67%
   2006                                    11,304  $10.05 to  $10.97   118,436       0.00%  1.00%  to  2.70%   9.93%  to   10.63%
   2005                                     9,188  $9.14  to   $9.75    86,799       0.28%  1.15%  to  2.70%   1.78%  to    3.37%
   2004                                     8,196  $8.98  to   $9.43    75,508       0.00%  1.15%  to  2.70%   4.84%  to    6.48%
AZL First Trust Target Double Play
Fund
   2008                                    11,609  $4.70  to   $4.87    55,560       0.77%  1.00%  to  3.00%  -55.03% to  -54.12%
   2007(4)                                  8,252  $10.48 to  $10.62    87,109       0.00%  1.00%  to  2.95%   3.84%  to    5.75%
AZL Franklin Small Cap Value Fund
   2008                                    12,991  $10.43 to  $11.59   142,496       1.14%  1.00%  to  3.00%  -35.69% to  -34.39%
   2007                                    16,613  $16.45 to  $17.69   282,993       0.50%  1.00%  to  2.95%  -7.17%  to   -5.33%
   2006                                    17,997  $17.68 to  $18.82   327,285       0.28%  1.00%  to  2.70%  10.54%  to   12.35%
   2005                                    14,272  $15.74 to  $16.29   229,386       0.54%  1.40%  to  2.70%   4.19%  to    5.55%
   2004                                     8,311  $15.10 to  $15.44   127,319       0.00%  1.40%  to  2.70%  19.81%  to   21.38%
AZL Fusion Balanced Fund
   2008                                    33,864  $8.18  to   $8.75   286,477       2.37%  1.00%  to  3.00%  -29.59% to  -28.17%
   2007                                    29,873  $11.74 to  $12.20   357,955       1.37%  1.00%  to  2.95%   3.98%  to    6.04%
   2006                                    23,672  $11.25 to  $11.55   269,515       0.33%  1.00%  to  2.60%   6.68%  to    6.82%
   2005(2)                                 10,884  $10.54 to  $10.63   115,359       0.00%  1.40%  to  2.60%   5.47%  to    6.31%
AZL Fusion Growth Fund
   2008                                    81,307  $7.27  to   $7.79   610,094       1.49%  1.00%  to  3.00%  -40.75% to  -39.55%
   2007                                    87,486  $12.41 to  $12.90  1,103,016      0.48%  1.00%  to  2.95%   2.66%  to    4.70%
   2006                                    72,625  $12.04 to  $12.37   883,579       0.07%  1.00%  to  2.60%   9.33%  to   10.05%
   2005(2)                                 30,467  $11.02 to  $11.11   337,345       0.00%  1.40%  to  2.60%  10.18%  to   11.06%
AZL Fusion Moderate Fund
   2008                                    52,489  $7.75  to   $8.30   419,531       2.29%  1.00%  to  3.00%  -34.92% to  -33.60%
   2007                                    66,147  $12.00 to  $12.48   809,286       0.95%  1.00%  to  2.95%   3.43%  to    5.48%
   2006                                    54,177  $11.57 to  $11.88   633,894       0.22%  1.00%  to  2.60%   7.88%  to    8.25%
   2005(2)                                 27,565  $10.72 to  $10.81   296,907       0.00%  1.40%  to  2.60%   7.24%  to    8.09%
AZL Jennison 20/20 Focus Fund
   2008                                    18,959  $8.28  to   $8.86   162,427       0.12%  1.00%  to  3.00%  -41.88% to  -40.71%
   2007                                    13,493  $14.36 to  $14.97   198,067       0.19%  1.00%  to  2.95%   7.50%  to    9.63%
   2006                                    11,386  $13.35 to  $13.71   153,824       0.00%  1.00%  to  2.60%   9.90%  to   10.78%
   2005(2)                                  6,387  $12.15 to  $12.25    77,994       0.24%  1.40%  to  2.60%  21.50%  to   22.47%


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A   summary  of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
AZL Legg Mason Growth Fund
   2008                                    26,857   $4.67  to  $5.26  132,498       0.00%  1.00%  to   3.00%  -61.87% to  -61.09%
   2007                                    14,522  $12.44  to  $13.54 188,913       0.00%  1.00%  to   2.95%  11.66%  to  13.87%
   2006                                     8,260  $11.08  to  $12.00  94,574       0.00%  1.00%  to   2.70%  -1.98%  to  13.92%
   2005                                     6,801  $11.30  to  $11.97  78,816       0.00%  1.15%  to   2.70%   8.11%  to   9.79%
   2004                                     4,610  $10.46  to  $10.90  49,005       0.00%  1.15%  to   2.70%   5.19%  to   6.84%
AZL Legg Mason Value Fund
   2008                                    11,652   $4.64  to  $5.28   57,418       0.00%  1.00%  to   3.00%  -56.23% to  -55.34%
   2007                                    15,368  $10.76  to  $11.84 173,309       0.00%  1.00%  to   2.95%  -8.93%  to  -7.13%
   2006                                    17,865  $11.79  to  $12.87 220,530       0.00%  1.00%  to   2.70%   3.87%  to  14.97%
   2005                                    17,146  $11.35  to  $12.11 202,687       0.00%  1.15%  to   2.70%   3.44%  to   5.05%
   2004                                     6,954  $10.97  to  $11.52  78,239       0.40%  1.15%  to   2.70%  12.08%  to  13.83%
AZL Money Market Fund
   2008                                    91,349   $9.74  to  $11.49 968,860       2.35%  1.00%  to   3.00%  -0.59%  to   1.42%
   2007                                    53,522  $10.04  to  $11.35 576,147       4.71%  1.00%  to   2.95%   1.74%  to   3.75%
   2006                                    37,014   $9.84  to  $11.07 387,308       4.42%  1.00%  to   2.70%   1.30%  to   1.67%
   2005                                    30,862   $9.68  to  $10.61 314,957       2.56%  1.15%  to   2.70%  -0.15%  to   1.40%
   2004                                    22,705   $9.69  to  $10.46 229,969       0.70%  1.15%  to   2.70%  -2.01%  to  -0.48%
AZL NACM International Fund
   2008                                     1,270   $5.02  to  $5.17    6,463       2.45%  1.00%  to   3.00%  -46.54% to  -45.46%
   2007(4)                                    665   $9.40  to  $9.48    6,280       0.41%  1.00%  to   2.95%  -6.26%  to  -5.03%
AZL OCC Opportunity Fund
   2008                                     8,082   $7.83  to  $8.83   66,668       0.00%  1.00%  to   3.00%  -48.72% to  -47.68%
   2007                                    10,188  $15.49  to  $16.91 163,914       0.00%  1.00%  to   2.95%   5.70%  to   7.80%
   2006                                    10,132  $14.61  to  $15.82 152,821       0.00%  1.00%  to   2.70%   8.71%  to  15.05%
   2005                                     9,449  $13.44  to  $14.23 130,378       0.00%  1.15%  to   2.70%   2.29%  to   3.88%
   2004                                     9,047  $13.14  to  $13.70 121,339       0.00%  1.15%  to   2.70%   4.89%  to   6.53%
AZL Oppenheimer Global Fund
   2008                                    10,884   $8.22  to  $8.96   93,043       0.78%  1.00%  to   3.00%  -42.80% to  -41.64%
   2007                                    14,204  $14.53  to  $15.32 211,936       0.50%  1.00%  to   2.95%   2.67%  to   4.70%
   2006                                    14,742  $14.11  to  $14.77 212,236       0.06%  1.00%  to   2.70%  12.10%  to  13.20%
   2005                                    11,685  $12.47  to  $12.74 147,589       0.00%  1.40%  to   2.70%   9.63%  to  11.06%
   2004(1)                                  6,766  $11.37  to  $11.47  77,384       0.00%  1.40%  to   2.70%  13.75%  to  14.73%
AZL Oppenheimer International Growth
Fund
   2008                                     9,416  $10.07  to  $11.50 100,915       1.05%  1.00%  to   3.00%  -45.80% to  -44.70%
   2007                                    12,139  $18.92  to  $20.82 240,548       0.59%  1.00%  to   2.95%   9.01%  to  11.17%
   2006                                     8,782  $17.32  to  $18.90 158,081       0.00%  1.00%  to   2.70%  16.85%  to  25.56%
   2005                                     4,896  $13.79  to  $14.71  69,842       0.00%  1.15%  to   2.70%  11.14%  to  12.88%
   2004                                     2,956  $12.41  to  $13.03  37,771       0.34%  1.15%  to   2.70%  11.43%  to  13.17%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary   of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
AZL Oppenheimer Main Street Fund
   2008                                     7,955   $7.28  to  $7.92   60,030       1.00%  1.00%  to   3.00%  -40.50% to  -39.29%
   2007                                    10,649  $12.34  to  $13.06 134,696       0.53%  1.00%  to   2.95%   0.76%  to   2.76%
   2006                                     9,984  $12.21  to  $12.78 124,274       0.54%  1.00%  to   2.70%   8.92%  to  11.55%
   2005                                     8,614  $10.95  to  $11.19  95,465       0.00%  1.40%  to   2.70%   2.65%  to   3.99%
   2004(1)                                  5,977  $10.67  to  $10.76  64,069       1.08%  1.40%  to   2.70%   6.68%  to   7.60%
AZL PIMCO Fundamental IndexPLUS Total Return Fund
   2008                                     1,395   $6.52  to  $6.82    9,303       0.00%  1.00%  to   3.00%  -42.61% to  -41.45%
   2007                                       613  $11.42  to  $11.68   7,075       9.28%  1.00%  to   2.95%   3.55%  to   5.60%
   2006(3)                                    415  $10.99  to  $11.11   4,587       5.34%  1.00%  to   2.60%   9.76%  to  10.37%
AZL S&P 500 Index Fund
   2008                                    30,497   $4.97  to  $6.10  183,421       0.00%  1.00%  to   3.00%  -39.47% to  -38.24%
   2007(4)                                  2,772   $8.16  to  $9.90   27,330       2.43%  1.00%  to   2.95%  -2.20%  to  -0.91%
AZL Schroder Emerging Markets Equity
Fund CL 1
   2008                                     4,941   $6.40  to  $6.49   32,104       0.03%  1.40%  to   2.20%  -52.87% to  -52.49%
   2007(4)                                     24  $13.59  to  $13.65     335       0.00%  1.40%  to   2.20%  20.41%  to  21.05%
AZL Schroder Emerging Markets Equity
Fund CL 2
   2008                                    23,473   $5.62  to  $6.43  146,807       0.16%  1.00%  to   3.00%  -53.31% to  -52.37%
   2007                                    12,698  $12.00  to  $13.51 169,313       0.01%  1.00%  to   2.95%  15.62%  to  29.01%
   2006(3)                                  4,421  $10.39  to  $10.50  46,128       0.19%  1.00%  to   2.60%  17.97%  to  18.63%
AZL Schroder International Small Cap
Fund
   2008                                     2,472   $4.83  to  $4.98   12,122       1.92%  1.00%  to   3.00%  -47.19% to  -46.12%
   2007(4)                                  1,136   $9.17  to  $9.26   10,474       0.00%  1.00%  to   2.95%  -8.52%  to  -7.32%
AZL Small Cap Stock Index Fund
   2008                                    18,486   $6.18  to  $6.38  116,150       1.30%  1.00%  to   3.00%  -32.99% to  -31.63%
   2007(4)                                  1,245   $9.25  to  $9.34   11,585       1.09%  1.00%  to   2.95%  -7.67%  to  -6.45%
AZL TargetPLUS Balanced Fund
   2008                                     6,419   $7.34  to  $7.57   47,834       0.00%  1.00%  to   3.00%  -26.64% to  -25.16%
   2007(4)                                  1,070  $10.04  to  $10.13  10,810       3.32%  1.00%  to   2.95%   0.23%  to   1.54%
AZL TargetPLUS Equity Fund
   2008                                    10,569   $5.18  to  $5.37   55,753       0.02%  1.00%  to   3.00%  -50.05% to  -49.04%
   2007(4)                                  8,062  $10.40  to  $10.55  84,465       1.03%  1.00%  to   2.95%   3.11%  to   5.01%
AZL TargetPLUS Growth Fund
   2008                                    10,875   $5.78  to  $5.97   63,851       0.00%  1.00%  to   3.00%  -41.17% to  -39.98%
   2007(4)                                  3,811   $9.86  to  $9.96   37,794       2.12%  1.00%  to   2.95%  -1.63%  to  -0.34%
AZL TargetPLUS Moderate Fund
   2008                                     7,844   $6.54  to  $6.75   52,043       0.00%  1.00%  to   3.00%  -34.37% to  -33.05%
   2007(4)                                  2,226  $10.00  to  $10.10  22,400       2.93%  1.00%  to   2.95%  -0.24%  to   1.07%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units   outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
AZL Turner Quantitative Small Cap
Growth Fund
   2008                                     2,581   $6.74  to  $7.20   17,898       0.00%  1.00%  to   3.00%  -45.03% to  -43.91%
   2007                                     2,653  $12.37  to  $12.86  33,333       0.00%  1.00%  to   2.95%   2.97%  to   5.01%
   2006                                     2,943  $11.97  to  $12.29  35,591       0.00%  1.00%  to   2.60%   8.46%  to  13.97%
   2005(2)                                  1,890  $11.04  to  $11.12  20,959       0.00%  1.40%  to   2.60%  10.38%  to  11.26%
AZL Van Kampen Comstock Fund
   2008                                    31,962   $6.92  to  $7.94  236,303       2.04%  1.00%  to   3.00%  -38.08% to  -36.82%
   2007                                    47,291  $11.36  to  $12.59 564,367       1.45%  1.00%  to   2.95%  -5.08%  to  -3.20%
   2006                                    42,375  $11.93  to  $13.14 528,044       1.04%  1.00%  to   2.70%   9.38%  to  12.69%
   2005                                    43,085  $10.59  to  $11.39 473,191       0.41%  1.15%  to   2.70%   1.16%  to   2.74%
   2004                                    34,900  $10.47  to  $11.08 378,088       0.42%  1.15%  to   2.70%  13.99%  to  15.77%
AZL Van Kampen Equity and Income Fund
   2008                                    14,294   $8.95  to  $9.74  133,400       2.66%  1.00%  to   3.00%  -26.17% to  -24.68%
   2007                                    19,186  $12.23  to  $12.95 242,363       1.55%  1.00%  to   2.95%   0.05%  to   2.03%
   2006                                    17,873  $12.20  to  $12.76 223,287       1.02%  1.00%  to   2.70%   7.23%  to   9.53%
   2005                                    14,278  $11.14  to  $11.38 161,504       0.00%  1.40%  to   2.70%   3.91%  to   5.27%
   2004(1)                                  7,557  $10.72  to  $10.81  81,460       0.94%  1.40%  to   2.70%   7.18%  to   8.11%
AZL Van Kampen Global Franchise Fund
   2008                                    15,447  $12.45  to  $13.83 202,363       2.02%  1.00%  to   3.00%  -30.68% to  -29.28%
   2007                                    21,519  $18.22  to  $19.59 406,292       0.00%  1.00%  to   2.95%   6.61%  to   8.72%
   2006                                    22,029  $17.05  to  $18.14 386,210       1.55%  1.00%  to   2.70%   7.55%  to  18.03%
   2005                                    17,131  $14.44  to  $14.95 252,646       0.00%  1.40%  to   2.70%   8.68%  to  10.10%
   2004                                     9,069  $13.29  to  $13.58 122,121       0.00%  1.40%  to   2.70%   9.21%  to  10.64%
AZL Van Kampen Global Real Estate Fund
   2008                                     7,936   $5.55  to  $5.84   45,174       1.84%  1.00%  to   3.00%  -47.44% to  -46.37%
   2007                                     7,887  $10.64  to  $10.90  84,856       0.49%  1.00%  to   2.95%  -11.35% to  -9.59%
   2006(3)                                  5,248  $11.96  to  $12.08  63,019       1.20%  1.00%  to   2.60%  18.32%  to  18.98%
AZL Van Kampen Growth and Income Fund
   2008                                    17,428   $8.37  to  $9.65  156,857       2.14%  1.00%  to   3.00%  -34.85% to  -33.53%
   2007                                    23,437  $13.10  to  $14.53 323,375       1.23%  1.00%  to   2.95%  -0.36%  to   1.62%
   2006                                    26,601  $13.12  to  $14.44 364,766       0.82%  1.00%  to   2.70%   9.56%  to  12.82%
   2005                                    25,803  $11.63  to  $12.50 311,483       0.35%  1.15%  to   2.70%   6.33%  to   7.99%
   2004                                    20,145  $10.93  to  $11.58 227,029       0.35%  1.15%  to   2.70%  10.78%  to  12.51%
AZL Van Kampen Mid Cap Growth Fund
   2008                                    23,754   $7.27  to  $8.38  184,718       0.30%  1.00%  to   3.00%  -50.04% to  -49.03%
   2007                                    29,896  $14.85  to  $16.47 464,770       0.03%  1.00%  to   2.95%  18.62%  to  20.97%
   2006                                    18,548  $12.49  to  $13.75 241,109       0.00%  1.00%  to   2.70%   6.31%  to  13.18%
   2005                                    16,140  $11.74  to  $12.63 196,210       0.00%  1.15%  to   2.70%  14.42%  to  16.20%
   2004                                     8,449  $10.26  to  $10.87  89,260       0.00%  1.15%  to   2.70%  18.00%  to  19.84%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding   (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
BlackRock Global Allocations V.I. Fund
   2008(5)                                 15,938   $7.83  to  $13.67 129,553       5.77%  1.15%  to   3.00%  -21.81% to  -20.83%
Davis VA Financial Portfolio
   2008                                     6,185   $7.29  to  $8.56   48,716       0.00%  1.00%  to   3.00%  -47.95% to  -46.90%
   2007                                     6,470  $14.28  to  $16.15  97,925       0.97%  1.00%  to   2.95%  -8.79%  to  -6.99%
   2006                                     7,986  $15.62  to  $17.57 131,469       0.66%  1.00%  to   2.70%  13.42%  to  15.36%
   2005                                     7,369  $13.54  to  $14.84 104,401       0.52%  1.15%  to   2.70%   5.50%  to   7.15%
   2004                                     6,719  $12.83  to  $13.85  89,662       0.42%  1.15%  to   2.70%   7.37%  to   9.05%
Davis VA Real Estate Portfolio
   2008                                        45  $14.05  to  $15.57     684       1.66%  1.15%  to   2.55%  -48.25% to  -47.52%
   2007                                        55  $27.16  to  $29.75   1,605       3.41%  1.15%  to   2.55%  -17.62% to  -16.45%
   2006                                        71  $32.97  to  $36.32   2,483       2.95%  1.15%  to   2.55%  31.00%  to  32.84%
   2005                                        97  $25.17  to  $26.94   2,565       3.15%  1.40%  to   2.55%  10.29%  to  11.56%
   2004                                       120  $22.82  to  $24.45   2,851       3.14%  1.15%  to   2.55%  29.96%  to  31.80%
Davis VA Value Portfolio
   2008                                     8,426   $7.47  to  $8.58   67,417       0.84%  1.15%  to   2.70%  -41.92% to  -41.01%
   2007                                    12,127  $12.86  to  $14.54 166,627       1.04%  1.15%  to   2.70%   1.84%  to   3.43%
   2006                                    14,707  $12.63  to  $14.06 196,912       0.75%  1.15%  to   2.70%  11.95%  to  13.69%
   2005                                    16,693  $11.28  to  $12.37 197,991       0.95%  1.15%  to   2.70%   6.54%  to   8.20%
   2004                                    18,681  $10.59  to  $11.43 206,291       0.84%  1.15%  to   2.70%   9.33%  to  11.04%
Franklin Global Communications
Securities Fund
   2008                                     6,757  $12.10  to  $17.49 106,966       0.16%  1.00%  to   3.00%  -47.75% to  -46.69%
   2007                                     9,218  $24.56  to  $32.86 275,000       0.00%  1.00%  to   2.95%  19.62%  to  23.00%
   2006                                     8,387  $20.31  to  $26.84 209,108       0.31%  1.00%  to   2.70%  18.07%  to  21.25%
   2005                                     7,872  $16.75  to  $21.73 162,884       2.70%  1.15%  to   2.70%  12.71%  to  14.51%
   2004                                     8,345  $14.86  to  $18.98 152,822       1.00%  1.15%  to   2.70%  11.13%  to  13.06%
Franklin Growth and Income Securities
Fund
   2008                                     9,292  $18.10  to  $24.59 210,956       3.47%  1.00%  to   2.70%  -36.88% to  -35.79%
   2007                                    12,181  $28.67  to  $38.36 439,537       2.39%  1.00%  to   2.70%  -6.29%  to  -4.67%
   2006                                    14,586  $30.60  to  $40.54 555,540       2.51%  1.00%  to   2.70%   9.40%  to  13.65%
   2005                                    16,366  $26.92  to  $34.92 543,927       2.72%  1.15%  to   2.70%   0.76%  to   2.33%
   2004                                    17,158  $26.72  to  $34.12 563,821       2.56%  1.15%  to   2.70%   7.66%  to   9.36%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),   unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                    At December 31                       For the years ended December 31
                                        --------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net       Investment   Expense Ratio       Total Return
                                        Outstanding                   Assets    Income          lowest to          lowest to
                                          ****     lowest to highest    ****      Ratio*       highest**          highest***
Franklin High Income Securities Fund
   2008                                     6,104  $14.08 to  $20.15   107,397      10.38%  1.00%  to  3.00%  -25.65% to  -24.14%
   2007                                     8,121  $19.89 to  $26.61   194,157       6.81%  1.00%  to  2.95%  -0.19%  to    1.69%
   2006                                     9,155  $19.89 to  $26.29   217,690       6.24%  1.00%  to  2.70%   5.18%  to    6.46%
   2005                                     9,108  $18.69 to  $24.24   203,114       5.98%  1.15%  to  2.70%   0.57%  to    2.29%
   2004                                     9,464  $18.58 to  $23.73   209,279       5.95%  1.15%  to  2.70%   6.94%  to    8.61%
Franklin Income Securities Fund
   2008                                    20,324  $24.44 to  $35.34   633,722       5.67%  1.00%  to  3.00%  -31.74% to  -30.36%
   2007                                    26,714  $37.99 to  $50.82  1,236,149      3.51%  1.00%  to  2.95%   0.83%  to    2.72%
   2006                                    24,645  $37.62 to  $49.71  1,124,778      3.48%  1.00%  to  2.70%   7.12%  to   15.10%
   2005                                    20,445  $32.68 to  $42.39   811,292       3.53%  1.15%  to  2.70%  -1.10%  to    0.45%
   2004                                    16,383  $33.05 to  $42.20   661,455       3.11%  1.15%  to  2.70%  10.81%  to   12.55%
Franklin Large Cap Growth Securities
Fund
   2008                                     9,914  $11.54 to  $14.05   128,233       1.42%  1.00%  to  2.70%  -36.28% to  -35.18%
   2007                                    14,370  $18.12 to  $21.71   293,997       0.81%  1.00%  to  2.70%   3.39%  to    5.17%
   2006                                    17,410  $17.52 to  $21.01   341,776       0.81%  1.00%  to  2.70%   7.95%  to    9.49%
   2005                                    19,427  $16.23 to  $18.86   350,975       0.64%  1.15%  to  2.70%  -1.63%  to   -0.09%
   2004                                    18,002  $16.50 to  $18.87   330,333       0.51%  1.15%  to  2.70%   5.05%  to    6.72%
Franklin Money Market Fund
   2008                                     1,419  $16.52 to  $17.22    24,004       1.57%  1.15%  to  1.49%  -0.06%  to    0.14%
   2007                                     1,575  $16.51 to  $17.19    26,980       4.47%  1.15%  to  1.49%   2.85%  to    3.06%
   2006                                     1,905  $16.03 to  $16.68    31,583       4.29%  1.15%  to  1.49%   2.84%  to    2.93%
   2005                                     2,450  $15.59 to  $16.21    39,365       2.48%  1.15%  to  1.49%   1.04%  to    1.13%
   2004                                     3,203  $15.43 to  $16.03    50,808       0.71%  1.15%  to  1.49%  -0.76%  to   -0.67%
Franklin Real Estate Fund
   2008                                     4,126  $23.52 to  $31.96   114,219       1.18%  1.15%  to  2.70%  -43.93% to  -43.03%
   2007                                     6,170  $41.95 to  $56.12   306,481       2.40%  1.15%  to  2.70%  -22.98% to  -21.76%
   2006                                     8,543  $54.47 to  $71.74   548,475       1.99%  1.15%  to  2.70%  17.38%  to   19.21%
   2005                                     9,882  $46.40 to  $60.18   537,862       1.44%  1.15%  to  2.70%  10.46%  to   12.18%
   2004                                     8,516  $42.01 to  $53.65   419,936       1.82%  1.15%  to  2.70%  28.28%  to   30.34%
Franklin Rising Dividends Securities
Fund
   2008                                    10,583  $21.40 to  $27.69   265,219       1.97%  1.15%  to  2.70%  -29.05% to  -27.93%
   2007                                    15,529  $30.16 to  $38.42   549,522       2.48%  1.15%  to  2.70%  -5.29%  to   -3.78%
   2006                                    19,516  $31.84 to  $39.95   722,650       1.12%  1.15%  to  2.70%  14.01%  to   15.79%
   2005                                    21,765  $27.93 to  $34.50   701,663       0.95%  1.15%  to  2.70%   0.68%  to    2.25%
   2004                                    20,424  $27.74 to  $33.74   652,269       0.68%  1.15%  to  2.70%   8.03%  to    9.73%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),  unit  values,   net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                      At December 31                       For the years ended December 31
                                           -------------------------------------- --------------------------------------------------
                                           Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                           Outstanding                   Assets   Income          lowest to          lowest to
                                             ****     lowest to highest   ****      Ratio*        highest**          highest***
Franklin Small Cap Value Securities Fund
   2008                                        5,689  $10.40  to  $12.27  64,002       1.22%   1.15%  to  2.70%  -34.81% to  -33.78%
   2007                                        8,622  $15.95  to  $18.53 149,192       0.70%   1.15%  to  2.70%  -4.99%  to  -3.50%
   2006                                       11,149  $16.78  to  $19.20 201,830       0.65%   1.15%  to  2.70%  13.87%  to  15.65%
   2005                                       13,411  $14.74  to  $16.60 211,689       0.81%   1.15%  to  2.70%   5.88%  to   7.53%
   2004                                       12,800  $13.92  to  $15.44 189,938       0.19%   1.15%  to  2.70%  20.44%  to  22.36%
Franklin Small-Mid Cap Growth Securities
Fund
   2008                                        7,460  $12.10  to  $14.79 102,678       0.00%   1.15%  to  2.70%  -44.03% to  -43.15%
   2007                                        9,861  $21.62  to  $26.02 242,499       0.00%   1.15%  to  2.70%   8.26%  to   9.96%
   2006                                       11,991  $19.97  to  $23.66 269,950       0.00%   1.15%  to  2.70%   5.81%  to   7.45%
   2005                                       14,051  $18.87  to  $22.02 296,641       0.00%   1.15%  to  2.70%   2.00%  to   3.63%
   2004                                       14,994  $18.50  to  $21.26 308,650       0.00%   1.15%  to  2.70%   8.50%  to  10.20%
Franklin Templeton VIP Founding Funds
Allocation Fund
   2008                                       19,846   $5.71  to  $5.87  114,681       3.51%   1.00%  to  3.00%  -37.77% to  -36.51%
   2007(4)                                     4,548   $9.19  to  $9.26   41,977       0.00%   1.00%  to  2.95%  -8.25%  to  -7.36%
Franklin U.S. Government Fund
   2008                                       17,117  $20.45  to  $29.14 438,305       4.83%   1.00%  to  3.00%   4.40%  to   6.52%
   2007                                       17,323  $20.48  to  $27.40 429,720       4.94%   1.00%  to  2.95%   2.32%  to   5.54%
   2006                                       19,375  $19.74  to  $26.07 459,275       4.44%   1.00%  to  2.70%   1.25%  to   1.85%
   2005                                       21,379  $19.49  to  $25.28 497,400       4.33%   1.15%  to  2.70%  -0.32%  to   1.24%
   2004                                       21,258  $19.55  to  $24.97 495,079       5.03%   1.15%  to  2.70%   0.71%  to   2.29%
Franklin Zero Coupon Fund 2010
   2008                                        3,066  $30.86  to  $44.52 116,167       4.54%   1.00%  to  3.00%   4.31%  to   6.42%
   2007                                        2,451  $31.32  to  $41.90  90,911       4.96%   1.00%  to  2.95%   5.45%  to   7.54%
   2006                                        2,533  $29.63  to  $40.08  88,620       3.96%   1.00%  to  2.70%  -0.02%  to   1.26%
   2005                                        2,783  $29.63  to  $38.43  96,876       4.24%   1.15%  to  2.70%  -1.16%  to   0.38%
   2004                                        2,118  $29.98  to  $38.29  74,368       4.72%   1.15%  to  2.70%   1.92%  to   3.52%
J.P. Morgan International Opportunities
Portfolio
   2008                                           26   $6.78  to  $7.09      179       2.00%   1.15%  to  2.55%  -42.83% to  -42.03%
   2007                                           41  $11.78  to  $12.26     491       1.00%   1.15%  to  2.55%   6.56%  to   8.08%
   2006                                           47  $10.50  to  $11.57     523       1.18%   1.15%  to  2.55%  18.97%  to  20.65%
   2005                                           64   $9.17  to  $9.45      593       0.86%   1.40%  to  1.90%   8.61%  to   9.16%
   2004                                           72   $8.44  to  $8.66      615       0.53%   1.40%  to  1.90%  16.14%  to  16.72%
J.P. Morgan U.S. Large Cap Core Equity
Portfolio
   2008                                           54   $5.86  to  $6.27      322       1.29%   1.15%  to  2.55%  -35.65% to  -34.74%
   2007                                           65   $9.05  to  $9.60      596       1.08%   1.15%  to  2.55%  -0.91%  to   0.49%
   2006                                           76   $8.67  to  $9.56      705       1.02%   1.15%  to  2.55%  13.65%  to  15.24%
   2005                                          107   $7.93  to  $8.29      861       1.26%   1.15%  to  1.90%  -0.55%  to   0.19%
   2004                                          130   $7.98  to  $8.28    1,049       0.75%   1.15%  to  1.90%   7.42%  to   8.23%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A   summary  of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                    At December 31                       For the years ended December 31
                                        --------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net       Investment   Expense Ratio       Total Return
                                        Outstanding                   Assets    Income          lowest to          lowest to
                                          ****     lowest to highest    ****      Ratio*       highest**          highest***
Mutual Discovery Securities Fund
   2008                                    23,470  $17.32 to  $21.69   463,812       2.28%  1.00%  to  3.00%  -30.57% to  -29.17%
   2007                                    31,131  $25.83 to  $30.67   893,746       1.50%  1.00%  to  2.95%   8.58%  to   10.73%
   2006                                    30,097  $23.70 to  $24.92   788,452       1.03%  1.00%  to  2.70%   9.77%  to   19.79%
   2005                                    26,246  $19.81 to  $22.76   571,760       1.31%  1.15%  to  2.70%  12.89%  to   14.66%
   2004                                    20,002  $17.55 to  $19.85   385,579       1.08%  1.15%  to  2.70%  15.04%  to   16.90%
Mutual Shares Securities Fund
   2008                                    35,119  $12.33 to  $15.46   497,934       3.06%  1.00%  to  3.00%  -38.97% to  -37.74%
   2007                                    49,588  $20.91 to  $24.87  1,160,544      1.51%  1.00%  to  2.95%   0.45%  to    2.44%
   2006                                    47,987  $20.76 to  $24.65  1,107,271      1.30%  1.00%  to  2.70%   9.03%  to   15.23%
   2005                                    39,133  $18.02 to  $20.78   781,296       0.94%  1.15%  to  2.70%   7.62%  to    9.29%
   2004                                    30,814  $16.74 to  $19.01   571,473       0.82%  1.15%  to  2.70%   9.62%  to   11.34%
OpCap Mid Cap Portfolio
   2008                                     5,070  $5.83  to   $6.13    30,318       0.40%  1.00%  to  3.00%  -43.40% to  -42.26%
   2007                                     2,964  $10.37 to  $10.61    31,117       0.15%  1.00%  to  2.95%   4.10%  to    6.16%
   2006                                     1,451  $9.93  to  $10.04    14,483       0.00%  1.00%  to  2.60%  10.29%  to   10.90%
Oppenheimer Global Securities Fund/VA
   2008                                     9,271  $8.25  to   $9.47    81,580       1.69%  1.15%  to  2.70%  -41.79% to  -40.87%
   2007                                    13,620  $14.17 to  $16.02   205,533       1.40%  1.15%  to  2.70%   3.47%  to    5.10%
   2006                                    16,707  $13.70 to  $15.25   241,736       1.06%  1.15%  to  2.70%  14.56%  to   16.35%
   2005                                    19,339  $11.95 to  $13.10   242,446       1.06%  1.15%  to  2.70%  11.27%  to   13.00%
   2004                                    21,679  $10.74 to  $11.60   242,223       1.22%  1.15%  to  2.70%  15.98%  to   17.80%
Oppenheimer High Income Fund/VA
   2008                                     3,715  $2.43  to   $2.79     9,566       7.21%  1.15%  to  2.70%  -79.24% to  -78.92%
   2007                                     2,370  $11.72 to  $13.25    29,717       7.52%  1.15%  to  2.70%  -2.78%  to   -1.25%
   2006                                     2,977  $12.05 to  $13.42    38,259       7.81%  1.15%  to  2.70%   6.52%  to    8.18%
   2005                                     3,291  $11.32 to  $12.40    39,330       6.94%  1.15%  to  2.70%  -0.40%  to    1.15%
   2004                                     4,150  $11.36 to  $12.26    49,485       6.60%  1.15%  to  2.70%   6.06%  to    7.72%
Oppenheimer Main Street Fund/VA
   2008                                     9,230  $5.94  to   $6.82    58,515       1.63%  1.15%  to  2.70%  -40.11% to  -39.17%
   2007                                    13,154  $9.92  to  $11.22   139,064       1.04%  1.15%  to  2.70%   1.63%  to    3.22%
   2006                                    15,908  $9.76  to  $10.87   164,300       1.17%  1.15%  to  2.70%  11.97%  to   13.71%
   2005                                    18,526  $8.72  to   $9.56   169,622       1.39%  1.15%  to  2.70%   3.16%  to    4.77%
   2004                                    21,503  $8.45  to   $9.12   189,299       0.82%  1.15%  to  2.70%   6.53%  to    8.20%
PIMCO VIT All Asset Portfolio
   2008                                    10,475  $9.97  to  $11.52   114,617       5.55%  1.00%  to  3.00%  -18.34% to  -16.68%
   2007                                    13,347  $12.67 to  $13.84   180,302       7.29%  1.00%  to  2.95%   5.27%  to    7.24%
   2006                                    16,148  $12.40 to  $12.98   205,480       5.38%  1.00%  to  2.70%   1.59%  to    1.88%
   2005                                    17,865  $12.18 to  $12.44   222,032       4.74%  1.40%  to  2.70%   3.41%  to    4.76%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary   of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                    At December 31                       For the years ended December 31
                                         -------------------------------------- --------------------------------------------------
                                         Units        Unit Fair Value   Net     Investment    Expense Ratio       Total Return
                                         Outstanding                    Assets    Income         lowest to         lowest to
                                            ****     lowest to highest   ****     Ratio*        highest**          highest***
PIMCO VIT CommodityRealReturn Strategy
Portfolio
   2008                                      12,315  $6.70  to   $7.94  85,230        4.50%  1.00%  to  3.00%  -45.46% to  -44.35%
   2007                                       8,897  $12.41 to  $12.87  112,433       4.81%  1.00%  to  2.95%  19.64%  to  22.01%
   2006                                       8,067  $10.34 to  $10.62  84,388        4.62%  1.00%  to  2.60%  -5.58%  to  -5.58%
   2005(2)                                    4,475  $10.95 to  $11.04  49,229        2.57%  1.40%  to  2.60%   9.31%  to  10.18%
PIMCO VIT Emerging Markets Bond
Portfolio
   2008                                       3,274  $9.77  to  $10.44  33,044        6.48%  1.00%  to  3.00%  -17.13% to  -15.45%
   2007                                       3,644  $11.90 to  $12.37  44,213        5.82%  1.00%  to  2.95%   2.73%  to   4.76%
   2006                                       3,050  $11.54 to  $11.85  35,627        5.36%  1.00%  to  2.60%   5.08%  to   6.48%
   2005(2)                                    2,030  $10.84 to  $10.93  22,123        3.65%  1.40%  to  2.60%   8.32%  to   9.19%
PIMCO VIT Global Bond Portfolio
   2008                                       7,579  $9.62  to  $14.54  75,572        3.31%  1.00%  to  3.00%  -3.78%  to  -1.84%
   2007                                       5,408  $10.11 to  $10.51  55,781        3.33%  1.00%  to  2.95%   6.54%  to   8.65%
   2006                                       3,080  $9.46  to   $9.71  29,522        3.33%  1.00%  to  2.60%   1.02%  to   1.97%
   2005(2)                                    1,350  $9.27  to   $9.35  12,591        1.98%  1.40%  to  2.60%  -7.18%  to  -6.43%
PIMCO VIT High Yield Portfolio
   2008                                       9,789  $9.25  to  $11.02  96,790        7.78%  1.00%  to  3.00%  -25.81% to  -24.30%
   2007                                      12,978  $12.43 to  $14.58  173,285       7.03%  1.00%  to  2.95%   0.59%  to   2.48%
   2006                                      15,336  $12.34 to  $13.88  201,813       6.93%  1.00%  to  2.70%   4.88%  to   6.21%
   2005                                      16,429  $11.62 to  $13.21  202,567       6.57%  1.15%  to  2.70%   1.36%  to   2.94%
   2004                                      15,047  $11.46 to  $12.84  182,237       6.55%  1.15%  to  2.70%   6.64%  to   8.31%
PIMCO VIT Real Return Portfolio
   2008                                      19,352  $10.31 to  $16.01  210,471       3.53%  1.00%  to  3.00%  -9.81%  to  -7.98%
   2007                                      20,669  $11.55 to  $12.41  249,436       4.72%  1.00%  to  2.95%   7.43%  to   9.56%
   2006                                      22,779  $10.72 to  $11.46  253,317       4.25%  1.00%  to  2.70%  -1.96%  to  -1.53%
   2005                                      25,016  $10.94 to  $11.37  281,377       2.82%  1.40%  to  2.70%  -0.61%  to   0.68%
   2004                                      18,257  $11.00 to  $11.29  204,910       1.07%  1.40%  to  2.70%   6.01%  to   7.40%
PIMCO VIT StocksPLUS Growth and Income
Portfolio
   2008                                       1,258  $5.66  to   $6.44   7,623        7.11%  1.15%  to  2.70%  -44.16% to  -43.29%
   2007                                       1,703  $10.12 to  $11.35  18,349        7.46%  1.15%  to  2.70%   4.00%  to   5.63%
   2006                                       2,085  $9.66  to  $10.75  21,404        4.87%  1.15%  to  2.70%  11.85%  to  13.59%
   2005                                       2,427  $8.68  to   $9.46  22,100        2.25%  1.15%  to  2.60%   0.84%  to   2.31%
   2004                                       2,975  $8.61  to   $9.25  26,672        1.68%  1.15%  to  2.60%   7.96%  to   9.54%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units   outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
PIMCO VIT Total Return Portfolio
   2008                                    34,157  $13.43  to  $15.85 492,177       4.47%  1.00%  to   3.00%   1.70%  to   3.76%
   2007                                    35,646  $13.16  to  $15.29 505,831       4.85%  1.00%  to   2.95%   5.69%  to   7.67%
   2006                                    37,062  $12.44  to  $13.99 492,340       4.44%  1.00%  to   2.70%   1.09%  to   1.62%
   2005                                    36,408  $12.30  to  $13.85 474,744       3.44%  1.15%  to   2.70%  -0.27%  to   1.29%
   2004                                    31,550  $12.34  to  $13.67 409,277       1.89%  1.15%  to   2.70%   2.09%  to   3.69%
Seligman Global Technology Portfolio
   2008                                       282   $4.30  to  $4.58    1,245       0.00%  1.15%  to   2.55%  -41.76% to  -40.93%
   2007                                       320   $7.34  to  $7.76    2,408       0.00%  1.15%  to   2.55%  12.52%  to  14.12%
   2006                                       446   $6.27  to  $6.91    2,954       0.00%  1.15%  to   2.55%  14.96%  to  16.58%
   2005                                       537   $5.52  to  $5.86    3,070       0.00%  1.35%  to   2.35%   5.63%  to   6.69%
   2004                                       735   $5.18  to  $5.55    3,959       0.00%  1.15%  to   2.55%   1.35%  to   2.79%
Seligman Small-Cap Value Portfolio
   2008                                     3,341  $15.00  to  $17.23  53,475       0.00%  1.15%  to   2.70%  -41.15% to  -40.23%
   2007                                     4,672  $25.49  to  $28.82 126,765       0.00%  1.15%  to   2.70%   1.35%  to   2.95%
   2006                                     6,020  $25.15  to  $28.00 159,979       0.00%  1.15%  to   2.70%  18.03%  to  19.86%
   2005                                     7,502  $21.31  to  $23.36 167,646       9.61%  1.15%  to   2.70%  -6.53%  to  -5.07%
   2004                                     9,464  $22.80  to  $24.60 224,465       0.00%  1.15%  to   2.70%  16.75%  to  18.58%
SP Strategic Partners Focused Growth
Portfolio
   2008                                     2,176   $4.45  to  $5.02   10,121       0.00%  1.15%  to   2.70%  -40.18% to  -39.25%
   2007                                     3,429   $7.44  to  $8.26   26,746       0.00%  1.15%  to   2.70%  11.60%  to  13.36%
   2006                                     4,431   $6.64  to  $7.29   30,769       0.00%  1.15%  to   2.70%  -3.74%  to  -2.24%
   2005                                     5,876   $6.90  to  $7.46   42,142       0.00%  1.15%  to   2.70%  11.77%  to  13.52%
   2004                                     4,978   $6.17  to  $6.57   31,717       0.00%  1.15%  to   2.70%   6.97%  to   8.64%
SP International Growth Portfolio
   2008                                     1,826   $4.48  to  $5.07    8,551       1.45%  1.15%  to   2.70%  -51.81% to  -51.05%
   2007                                     3,006   $9.29  to  $10.37  29,477       0.45%  1.15%  to   2.70%  15.93%  to  17.76%
   2006                                     2,608   $8.02  to  $8.80   21,901       1.58%  1.15%  to   2.70%  16.98%  to  18.80%
   2005                                     2,982   $6.85  to  $7.41   21,271       0.24%  1.15%  to   2.70%  12.72%  to  14.47%
   2004                                     3,563   $6.08  to  $6.47   22,395       0.00%  1.15%  to   2.70%  13.02%  to  14.79%
Templeton Asset Strategy Fund
   2008                                       551  $17.17  to  $20.79   9,555      10.71%  1.15%  to   1.49%  -26.10% to  -25.96%
   2007                                       599  $23.23  to  $28.86  15,017      17.69%  1.15%  to   1.49%   8.53%  to   8.78%
   2006                                       742  $21.37  to  $26.53  16,958       7.31%  1.15%  to   1.49%  19.60%  to  19.73%
   2005                                       897  $17.87  to  $22.16  17,048       3.91%  1.15%  to   1.49%   2.17%  to   2.41%
   2004                                     1,066  $17.46  to  $21.65  19,700       2.98%  1.15%  to   1.49%  14.16%  to  14.39%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding   (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
Templeton Foreign Securities Fund
   2008                                    10,526  $15.19  to  $19.75 192,585       2.58%  1.00%  to   2.70%  -41.97% to  -40.97%
   2007                                    14,100  $26.18  to  $33.50 443,786       2.13%  1.00%  to   2.70%  12.36%  to  14.30%
   2006                                    16,562  $23.30  to  $30.02 459,162       1.33%  1.00%  to   2.70%  10.98%  to  18.22%
   2005                                    17,208  $19.71  to  $24.44 402,655       1.25%  1.15%  to   2.70%   7.24%  to   8.94%
   2004                                    16,757  $18.38  to  $22.44 365,141       1.14%  1.15%  to   2.70%  15.36%  to  17.22%
Templeton Global Income Securities
Fund
   2008                                     4,025  $24.89  to  $35.86 124,761       3.84%  1.00%  to   3.00%   3.06%  to   5.15%
   2007                                     2,675  $26.00  to  $34.15  84,083       1.99%  1.00%  to   2.95%   7.83%  to   9.96%
   2006                                       909  $29.91  to  $31.13  27,726       3.17%  1.15%  to   1.49%  11.47%  to  11.48%
   2005                                     1,092  $26.83  to  $27.92  29,837       6.41%  1.15%  to   1.49%  -4.37%  to  -4.18%
   2004                                     1,345  $28.05  to  $29.14  38,359      11.07%  1.15%  to   1.49%  13.19%  to  13.49%
Templeton Growth Securities Fund
   2008                                    22,126  $13.25  to  $17.43 351,451       1.93%  1.00%  to   3.00%  -44.03% to  -42.90%
   2007                                    30,377  $24.71  to  $30.58 870,214       1.41%  1.00%  to   2.95%  -0.64%  to   1.32%
   2006                                    29,543  $24.80  to  $30.81 844,951       1.34%  1.00%  to   2.70%  11.80%  to  18.57%
   2005                                    26,041  $20.92  to  $25.07 626,812       1.16%  1.15%  to   2.70%   5.97%  to   7.62%
   2004                                    20,998  $19.74  to  $23.29 478,645       1.20%  1.15%  to   2.70%  12.93%  to  14.70%
Van Kampen LIT Capital Growth
Portfolio
   2007                                       327   $4.09  to  $4.55    1,424       0.19%  1.15%  to   2.55%  -50.40% to  -49.70%
   2006                                       462   $8.24  to  $9.04    4,019       0.00%  1.15%  to   2.55%  13.69%  to  15.30%
   2005                                       685   $7.25  to  $7.84    5,196       0.00%  1.15%  to   2.55%   0.05%  to   1.45%
   2004                                       863   $7.24  to  $7.73    6,486       0.01%  1.15%  to   2.55%   4.93%  to   6.41%
   2003                                     1,047   $6.90  to  $7.27    7,455       0.00%  1.15%  to   2.55%   4.08%  to   5.55%
Van Kampen LIT Enterprise Portfolio
   2008                                        16   $4.08  to  $4.27       99       0.84%  1.15%  to   2.55%  -44.39% to  -43.60%
   2007                                        20   $7.29  to  $7.58      149       0.61%  1.15%  to   2.55%   9.83%  to  11.39%
   2006                                        28   $6.30  to  $6.94      186       0.52%  1.15%  to   2.55%   4.39%  to   5.86%
   2005                                        35   $6.27  to  $6.46      226       0.87%  1.40%  to   1.90%   6.12%  to   6.65%
   2004                                        45   $5.91  to  $6.06      269       0.36%  1.40%  to   1.90%   2.09%  to   2.60%
Van Kampen LIT Growth and Income
Portfolio
   2008                                        55  $10.85  to  $11.60     632       2.10%  1.15%  to   2.55%  -33.75% to  -32.81%
   2007                                        59  $16.27  to  $17.27     975       1.66%  1.15%  to   2.55%   0.20%  to   1.62%
   2006                                        64  $15.42  to  $16.99   1,043       1.29%  1.15%  to   2.55%  13.32%  to  14.91%
   2005                                        82  $14.15  to  $14.79   1,183       1.14%  1.15%  to   1.90%   7.92%  to   8.73%
   2004                                        99  $13.11  to  $13.60   1,313       1.00%  1.15%  to   1.90%  12.22%  to  13.07%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Net Investment income ratios may be calculated by applying applicable expense ratios.

   ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

   *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and is not annualized.

   **** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2008 and 2007 were $6,649 and $9,641, respectively.


1.    Period from May 3, 2004 (fund commencement) to December 31, 2004
2.    Period from May 2, 2005 (fund commencement) to December 31, 2005
3.    Period from May 2, 2006 (fund commencement) to December 31, 2006
4.    Period from May 1, 2007 (fund commencement) to December 31, 2007
5.    Period from May 1, 2008 (fund commencement) to December 31, 2008

[KPMG Logo]



                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                       Consolidated Financial Statements

                           and Supplemental Schedules

                           December 31, 2008 and 2007

     (With Report of Independent Registered Public Accounting Firm Thereon)

[KPMG Logo]



KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402



Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, the Company has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, II, and III is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.



/s/ KPMG LLP

Minneapolis, Minnesota
March 24, 2009








KPMG LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative



                                                ALLIANZ LIFE INSURANCE COMPANY
                                               OF NORTH AMERICA AND SUBSIDIARIES
                                                  Consolidated Balance Sheets
                                                  December 31, 2008 and 2007
                                               (In thousands, except share data)
                                      Assets                                                  2008                  2007
                                                                                       -------------------   -------------------
Investments:
     Fixed-maturity securities, at fair value:
        Fixed-maturity securities, available-for-sale (amortized cost of
           $35,521,222 and $33,257,432, respectively)                               $       36,726,068    $       34,391,322
        Fixed-maturity securities, trading (amortized cost of $5,635,460
           and $6,061,923, respectively)                                                     5,162,034             6,027,093
     Mortgage loans on real estate, net                                                      4,838,373             4,402,214
     Short-term securities                                                                   1,496,911               737,039
     Derivatives                                                                               631,315               379,855
     Real estate (net of accumulated depreciation of $39,686 and
        $30,777, respectively)                                                                 322,418               327,967
     Loans to affiliates                                                                       723,802               725,826
     Policy loans                                                                              174,599               169,058
     Equity securities, at fair value:
        Equity securities, available-for-sale (cost of $84 and $17,601, respectively)               75                16,719
        Equity securities, trading (cost of $13,360 and $25,079, respectively)                   9,527                29,325
     Other invested assets                                                                       3,462                21,063
                                                                                       -------------------   -------------------
                 Total investments                                                          50,088,584            47,227,481
Cash                                                                                            73,073                92,177
Accrued investment income                                                                      542,323               496,523
Receivables (net of allowance for uncollectible accounts
     of $4,839 and $4,819, respectively)                                                       168,147               172,251
Reinsurance recoverables and receivables                                                     4,096,285             4,126,276
Deferred acquisition costs                                                                   8,253,502             5,575,492
Other assets                                                                                 2,601,858             1,846,105
                                                                                       -------------------   -------------------
                 Assets, exclusive of separate account assets                               65,823,772            59,536,305
Separate account assets                                                                     11,791,728            20,541,717
                                                                                       -------------------   -------------------
                 Total assets                                                       $       77,615,500    $       80,078,022
                                                                                       ===================   ===================
See accompanying notes to consolidated financial statements.







                                              ALLIANZ LIFE INSURANCE COMPANY
                                             OF NORTH AMERICA AND SUBSIDIARIES
                                                Consolidated Balance Sheets
                                                December 31, 2008 and 2007
                                             (In thousands, except share data)

                     Liabilities and Stockholder's Equity                                 2008                  2007
                                                                                   -------------------   -------------------
Policyholder liabilities:
     Policy and contract account balances                                       $       56,585,189    $       50,806,811
     Future policy benefit reserves                                                      4,154,491             3,047,274
     Policy and contract claims                                                            300,221               318,105
     Unearned premiums                                                                     271,756               217,407
     Other policyholder funds                                                              203,355               214,548
                                                                                   -------------------   -------------------
                 Total policyholder liabilities                                         61,515,012            54,604,145
Derivative liability                                                                       535,481               229,351
Mortgage notes payable                                                                     129,075               134,123
Other liabilities                                                                          580,734               718,199
                                                                                   -------------------   -------------------
                 Liabilities, exclusive of separate account liabilities                 62,760,302            55,685,818
Separate account liabilities                                                            11,791,728            20,541,717
                                                                                   -------------------   -------------------
                 Total liabilities                                                      74,552,030            76,227,535
                                                                                   -------------------   -------------------
Stockholder's equity:
     Common stock, $1 par value, 40,000,000 shares authorized;
        20,000,001 shares issued and outstanding
        at December 31, 2008 and 2007                                                       20,000                20,000
     Class A, Series A preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding; liquidation preference of $189,366 and $189,366 at December 31, 2008 and 2007,
        respectively                                                                         8,909                 8,909
     Class A, Series B preferred stock, $1 par value, 10,000,000 shares authorized; 9,994,289 shares issued and outstanding;
        liquidation preference of $199,167 and $199,167
        at December 31, 2008 and 2007, respectively                                          9,994                 9,994
     Loan to affiliate                                                                       (205,731)             (250,000)
     Additional paid-in capital                                                          2,553,371             2,273,371
     Retained earnings                                                                     344,690             1,439,086
     Accumulated other comprehensive income, net of tax                                    332,237               349,127

                                                                                   -------------------   -------------------
                 Total stockholder's equity                                              3,063,470             3,850,487
                                                                                   -------------------   -------------------
                                                                                   -------------------   -------------------
                 Total liabilities and stockholder's equity                     $       77,615,500    $       80,078,022
                                                                                   ===================   ===================
See accompanying notes to consolidated financial statements.








                                                        ALLIANZ LIFE INSURANCE COMPANY
                                                       OF NORTH AMERICA AND SUBSIDIARIES
                                                     Consolidated Statements of Operations
                                                 Years ended December 31, 2008, 2007, and 2006
                                                                (In thousands)
                                                                             2008                  2007              2006
                                                                      -------------------   -------------------   ---------------
Revenue:
     Premiums                                                      $          300,014    $          368,306    $      597,903
     Policy fees                                                            1,016,656               766,367           582,285
     Premiums and annuity considerations, ceded                                 (190,033)             (255,816)         (320,950)
                                                                      -------------------   -------------------   ---------------
                 Net premiums and considerations                            1,126,637               878,857           859,238
     Interest and similar income, net                                       2,908,894             2,565,331         2,142,843
     Derivative (loss) income                                                 (1,004,023)             (251,392)       643,231
     Realized investment losses, net                                          (3,918,259)             (710,978)         (557,413)
     Fee and commission revenue                                               164,335               199,356           160,294
     Other (loss) revenue                                                        (13,846)           133,575           104,644
                                                                      -------------------   -------------------   ---------------
                 Total (loss) revenue                                           (736,262)         2,814,749         3,352,837
                                                                      -------------------   -------------------   ---------------
Benefits and expenses:
     Policyholder benefits                                                    818,681               495,082           711,725
     Change in fair value of annuity embedded derivatives                     696,809               622,509         1,344,949
     Benefit recoveries                                                         (329,106)             (429,631)         (403,765)
     Net interest credited to policyholder account values                   1,098,143             1,031,830           725,296
                                                                      -------------------   -------------------   ---------------
                 Net benefits                                               2,284,527             1,719,790         2,378,205
     Commissions and other agent compensation                                 807,565               913,444         1,035,765
     General and administrative expenses                                      657,096               772,992           625,188
     Change in deferred acquisition costs, net                                (2,784,064)             (650,735)       (1,049,646)
                                                                      -------------------   -------------------   ---------------
                 Total benefits and expenses                                  965,124             2,755,491         2,989,512
                                                                      -------------------   -------------------   ---------------
                 (Loss) income from operations before income tax              (1,701,386)            59,258           363,325
                                                                      -------------------   -------------------   ---------------
Income tax (benefit) expense:
     Current                                                                   47,043                64,245            80,922
     Deferred                                                                   (654,033)              (60,259)        27,879
                                                                      -------------------   -------------------   ---------------
                 Total income tax (benefit) expense                             (606,990)             3,986           108,801
                                                                      -------------------   -------------------   ---------------
                                                                      -------------------   -------------------   ---------------
                 Net (loss) income                                 $          (1,094,396)$           55,272    $      254,524
                                                                      ===================   ===================   ===============
See accompanying notes to consolidated financial statements.







                                                         ALLIANZ LIFE INSURANCE COMPANY
                                                        OF NORTH AMERICA AND SUBSIDIARIES
                                             Consolidated Statements of Comprehensive Income (Loss)
                                                  Years ended December 31, 2008, 2007, and 2006
                                                                 (In thousands)
                                                                                    2008             2007             2006
                                                                                -------------   --------------   --------------
Net (loss) income                                                            $    (1,094,396)$      55,272    $     254,524
Foreign currency translation adjustments, net of tax                                  (7,922)        6,520              130
Unrealized losses on post-retirement obligation:
     Unrealized net actuarial (losses) gains arising during
        the period, net of tax benefit of $966, $0, and $0
        in 2008, 2007, and 2006, respectively                                         (1,794)           78               -
     Decrease (increase) in unrealized prior service cost
        arising during the period, net of tax (expense) benefit of $(280),
        $606, and $0 in 2008, 2007, and 2006, respectively                            521              (1,190)           -
                                                                                -------------   --------------   --------------
                 Total unrealized post-retirement
                    obligation losses                                                 (1,273)          (1,112)           -
Unrealized (losses) gains on fixed-maturity and equity securities:
     Unrealized holding losses arising during the period,
        net of effect of shadow adjustments of $(107,983),
        $(361,836), and $(90,188) in 2008, 2007, and 2006,
        respectively, and net of tax benefit of $1,375,544
        $137,044, and $194,881 in 2008, 2007, and 2006,
        respectively                                                              (2,554,563)        (253,995)        (362,437)
     Decrease in unrealized holding losses due to
        reclassification adjustment for realized losses
        included in net (loss) income, net of tax (expense)
        of $(1,371,391), $(248,842) and $(195,095), in 2008,                    2,546,868          462,135          362,318
        2007, and 2006, respectively
                                                                                -------------   --------------   --------------
                 Total unrealized holding (losses) gains                              (7,695)      208,140                (119)
                                                                                -------------   --------------   --------------
                                                                                -------------   --------------   --------------
                 Total other comprehensive (loss) income                             (16,890)      213,548               11
                                                                                -------------   --------------   --------------
                                                                                -------------   --------------   --------------
                 Total comprehensive (loss) income                           $    (1,111,286)$     268,820    $     254,535
                                                                                =============   ==============   ==============
See accompanying notes to consolidated financial statements.





                                                                         ALLIANZ LIFE INSURANCE COMPANY
                                                                   OF NORTH AMERICA AND SUBSIDIARIES
                                                            Consolidated Statements of Stockholder's Equity
                                                             Years ended December 31, 2008, 2007, and 2006
                                                                            (In thousands)
                                                                                                         Accumulated
                                                                            Additional                     other            Total
                                           Common    Preferred     Loan to     paid-in      Retained    comprehensive  stockholder's
                                           stock      stock      affiliate    capital      earnings        income           equity
                                           --------  --------   ----------  ----------   ----------- -----------------     ---------
2006:
      Balance, beginning of year        $   20,000 $ 18,903  $  (250,000)  $2,123,371  $  1,259,705  $ 133,146     $      3,305,125
           Comprehensive income:
              Net income                        -        -            -            -        254,524         -               254,524
              Net unrealized loss on
                investments, net of
                shadow adjustments
                and deferred taxes              -        -            -            -             -        (119)                (119)
              Net unrealized gain on
                foreign currency
                translation, net of
                deferred taxes                  -        -            -            -             -         130                  130
                                                                                                                       -------------
                   Total comprehensive
                      income                                                                                                254,535
           Adjustment to initially apply
              SFAS No. 158, net of tax          -        -            -            -             -       2,422                2,422
           Dividends paid                       -        -            -            -       (130,000)        -              (130,000)
                                           --------  --------   ----------  ----------   -----------   -----------     -------------
      Balance, end of year              $   20,000 $ 18,903  $  (250,000)  $2,123,371  $  1,384,229  $ 135,579     $      3,432,082
                                           ========  ========   ==========  ==========   ===========   ===========     =============
2007:
      Balance, beginning of year        $   20,000 $ 18,903  $  (250,000)  $2,123,371  $  1,384,229  $ 135,579     $      3,432,082
           Comprehensive income:
              Net income                        -        -            -            -         55,272         -                55,272
              Net unrealized gain on
                investments, net of
                shadow adjustments
                and deferred taxes              -        -            -            -             -     208,140              208,140
              Net unrealized loss on
                post-retirement
                obligation, net of
                deferred taxes                  -        -            -            -             -      (1,112)              (1,112)
              Net unrealized gain on
                foreign currency
                translation, net of
                deferred taxes                  -        -            -            -             -       6,520                6,520
                                                                                                                       -------------
                   Total comprehensive
                      income                                                                                                268,820
           Adjustment to initially apply
              EITF 06-5 net of tax              -        -            -            -           (415)        -                  (415)
           Capital contribution                 -        -            -       150,000            -          -               150,000
                                           --------  --------   ----------  ----------   -----------   -----------     -------------
      Balance, end of year              $   20,000 $ 18,903  $  (250,000)  $2,273,371  $  1,439,086  $ 349,127     $      3,850,487
                                           ========  ========   ==========  ==========   ===========   ===========     =============
2008:
      Balance, beginning of year        $   20,000 $ 18,903  $  (250,000)  $2,273,371  $  1,439,086  $ 349,127     $      3,850,487
           Comprehensive loss:
              Net loss                          -        -            -            -     (1,094,396)        -            (1,094,396)
              Net unrealized loss on
                investments, net of
                shadow adjustments
                and deferred taxes              -        -            -            -             -      (7,695)              (7,695)
              Net unrealized loss on
                post-retirement
                obligation, net of
                deferred taxes                  -        -            -            -             -      (1,273)              (1,273)
              Net unrealized loss on
                foreign currency
                translation, net of
                deferred taxes                  -        -            -            -             -      (7,922)              (7,922)
                                                                                                                       -------------
                   Total comprehensive
                      loss                                                                                               (1,111,286)
           Capital contribution                 -        -            -       280,000            -          -               280,000
           Payment received on loan             -        -        44,269           -             -          -                44,269
                                           --------  --------   ----------  ----------   -----------   -----------     -------------
      Balance, end of year              $   20,000 $ 18,903  $  (205,731)  $2,553,371  $    344,690  $ 332,237     $      3,063,470
                                           ========  ========   ==========  ==========   ===========   ===========     =============
See accompanying notes to consolidated financial statements.






                                                   ALLIANZ LIFE INSURANCE COMPANY
                                                  OF NORTH AMERICA AND SUBSIDIARIES
                                                Consolidated Statements of Cash Flows
                                            Years ended December 31, 2008, 2007, and 2006
                                                           (In thousands)
                                                                              2008                  2007             2006
                                                                       -------------------   -------------------   --------------
Cash flows provided by (used in) operating activities:
     Net (loss) income                                              $          (1,094,396)$           55,272    $     254,524
                                                                       -------------------   -------------------   --------------
        Adjustments to reconcile net (loss) income to net
        cash provided by (used in) operating activities:
           Realized investment losses                                        3,918,259               711,088          555,195
           Purchases of trading securities                                       (840,996)           (2,196,297)      (1,345,475)
           Sale and other redemptions of trading securities                  1,277,531               558,380          198,668
           Unrealized loss on annuity-related options and
              gross reserves                                                       (9,261)           347,575          912,662
           Deferred income tax (benefit) expense                                 (654,033)              (60,259)       27,879
           Charges to policy account balances                                     (94,450)              (73,808)         (69,941)
           Gross interest credited to policy account balances                1,228,477             1,041,726          730,546
           Amortization of (discount) premium, net                                (71,591)               (4,942)      111,697
           Impairment of goodwill                                                1,175                    -                -
           Change in:
              Accrued investment income                                           (45,800)              (57,254)         (72,326)
              Receivables                                                        4,104               103,102            (106,654)
              Reinsurance recoverable                                           29,991                59,201             (84,138)
              Deferred acquisition costs                                       (2,784,064)             (650,735)      (1,049,646)
              Future policy benefit reserves                                 1,107,217               183,321          139,631
              Policy and contract claims                                          (17,884)              (86,869)        8,944
              Other policyholder funds                                            (11,193)            21,034             (66,312)
              Unearned premiums                                                 47,933                  (15,566)       20,243
              Other assets and liabilities                                       (236,367)             (130,342)       32,512
           Other, net                                                           11,618                  (83,644)         (24,779)
                                                                       -------------------   -------------------   --------------
                 Total adjustments                                           2,860,666                 (334,289)         (81,294)
                                                                       -------------------   -------------------   --------------
                 Net cash provided by (used in)
                    operating activities                            $        1,766,270    $            (279,017)$     173,230
                                                                       -------------------   -------------------   --------------







                                                   ALLIANZ LIFE INSURANCE COMPANY
                                                 OF NORTH AMERICA AND SUBSIDIARIES
                                               Consolidated Statements of Cash Flows
                                           Years ended December 31, 2008, 2007, and 2006
                                                           (In thousands)
                                                                            2008                  2007                   2006
                                                                  -------------------   -------------------    -------------------
Cash flows provided by (used in) operating activities          $        1,766,270    $            (279,017) $          173,230
                                                                  -------------------   -------------------    -------------------
Cash flows used in investing activities:
     Purchase of available-for-sale fixed-maturity securities             (8,247,931)           (5,081,265)           (10,363,440)
     Purchase of available-for-sale equity securities                          -                   (80,172)               (34,641)
     Purchase of derivative securities                                    (2,350,592)             (990,171)              (847,025)
     Purchase of real estate                                                  (3,360)               (6,667)              (152,003)
     Funding of mortgage loans on real estate                               (570,887)           (1,296,133)            (1,434,435)
     Sale and other redemptions of available-for-sale
        fixed-maturity securities                                       2,399,795             2,092,453              6,748,812
     Matured fixed-maturity securities                                    217,406               434,999                517,786
     Sale of equity securities, tax-free exchanges,
        and spin-offs                                                      14,906                68,230                510,179
     Sale of derivative securities                                      1,368,782               407,686                452,654
     Sale of real estate                                                       -                157,179                 57,912
     Change in securities held under agreements to
        repurchase                                                             -                     -                   (559,615)
     Repayment of mortgage loans on real estate                           130,544               255,996                178,323
     Net change in short-term securities                                    (760,154)           246,611                  (839,436)
     Purchase of home office property and equipment                           (2,324)               (6,638)               (75,775)
     Purchase of interest in equity method investees                          (3,079)              (12,847)               (75,026)
     Sale of interest in equity method investee                                -                     -                  23,588
     Purchase of subsidiary, net of cash acquired                              -                   (11,655)                 -
     Change in loan to affiliate                                           11,600                 (507,273)             11,447
     Options written                                                      958,790               603,961                699,877
     Other, net                                                            12,961                 2,545                   (14,964)
                                                                  -------------------   -------------------    -------------------
                 Net cash used in investing activities                    (6,823,543)           (3,723,161)            (5,195,782)
                                                                  -------------------   -------------------    -------------------
Cash flows provided by financing activities:
     Policyholders' deposits to account balances                        5,503,872             5,858,335              7,201,051
     Policyholders' withdrawals from account balances                     (4,493,703)           (3,309,471)            (2,563,981)
     Policyholders' net transfers between account balances              3,741,384             1,278,775                363,919
     Change in amounts drawn in excess of bank balances                      (32,605)            73,617                   (23,476)
     Capital contribution from parent company                             280,000               150,000                     -
     Payment received on loan to affiliate classified in equity            44,269                    -                      -
     Change in mortgage notes payable                                         (5,048)              (12,777)             40,236
                                                                  -------------------   -------------------    -------------------
                 Net cash provided by financing activities              5,038,169             4,038,479              5,017,749
                                                                  -------------------   -------------------    -------------------
                 Net change in cash                                          (19,104)            36,301                    (4,803)
Cash at beginning of year                                                  92,177                55,876                 60,679
                                                                  -------------------   -------------------    -------------------
Cash at end of year                                            $           73,073    $           92,177     $           55,876
                                                                  ===================   ===================    ===================
Supplemental data:
     Noncash investing and financing activity:
        Dividend to parent company                             $               -     $               -      $            (130,000)
See accompanying notes to consolidated financial statements.







                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(1) ORGANIZATION

    Allianz Life Insurance Company of North America is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), which is a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany. Allianz Life Insurance Company of North America and its wholly owned subsidiaries are referred to as the Company.

    The Company is a life insurance company licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2008 statutory net premium written, 96%, 2%, and 2% of the Company's business is annuity, life insurance, and accident and health, respectively. The annuity business is comprised of fixed-indexed, variable, five-year deferred, and one-year deferred annuities representing 51%, 37%, 7%, and 5% of 2008 statutory net premium written, respectively. Life business is comprised of both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. Accident and health business is comprised primarily of long-term care (LTC) insurance. The Company exited most other health insurance business in 2006 (see note 14). The Company's primary distribution channels are through independent agents, broker/dealers, banks, and third-party marketing organizations.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a)  BASIS OF PRESENTATION

         The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

    (b)  USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the Consolidated Financial Statements. Such changes in estimates are recorded in the period they are determined.

    (c)  INVESTMENT PRODUCTS AND UNIVERSAL LIFE BUSINESS

         Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative fees, charges for guarantees on investment products, and surrender charges for investment products and universal life insurance. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the Company for services to be provided in future periods are not earned in the period assessed. Such amounts are reported as unearned premiums, which include unearned revenue reserves (URR), and recognized in operations over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in







                                        9                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         accordance with contractual terms. The change in fair value of embedded derivatives in fixed-indexed and variable products is included in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in net interest credited to policyholder account values and policyholder benefits, respectively, on the Consolidated Statements of Operations.

    (d)  LIFE AND ACCIDENT AND HEALTH INSURANCE

         Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

         Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

    (e)  GOODWILL

         Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired
         (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any. Goodwill is reported in other assets on the Consolidated Balance Sheets.

         Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if an event occurs or circumstances change. The goodwill impairment test follows a two step process as defined in Statement of Financial Accounting Standards (SFAS) No. 142, Goodwill and Other Intangible Assets (SFAS 142). In the first step, the fair value of a reporting unit is compared to its carrying value. This process requires judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows; and expected revenues and earnings. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss would be recognized in an amount equal to that excess. The carrying value will be reduced to its fair value with a corresponding charge to operations.

    (f)  VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

         The value of insurance in-force purchased is recorded as the VOBA. VOBA is reported in other assets on the Consolidated Balance Sheets. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs (DAC). The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

         Adjustments to VOBA are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support







                                       10                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         policyholder  liabilities  (commonly   known  as  shadow  VOBA).  These
         adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through accelerated VOBA amortization.

         Intangible assets are identified by the Company in accordance with SFAS 142, which requires an identifiable intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified at acquisition, and continually monitors these assumptions. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

         The Company's intangible assets include trademarks, agent lists, and noncompete agreements that were acquired as a result of the Company's ownership in field marketing organizations. Intangible assets are reported in other assets on the Consolidated Balance Sheets. These intangible assets were assigned values using the present value of projected future cash flows as a base and are generally amortized over five years using the straight-line method. Also included in the Company's intangible assets is the trade name and service mark of a broker-dealer acquired during 2005, and state insurance licenses acquired in 2007. The trade name, service mark, and state insurance licenses were valued using the present value of future cash flows and were determined to have an indefinite useful life.

         Recoverability of the value of the amortizing intangible assets is assessed under SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

         Recoverability of the value of the nonamortizing intangible assets is assessed under SFAS 142, which states that nonamortizing intangible assets shall be tested for recoverability annually or earlier if events or changes in circumstances indicate the carrying amount may not be recoverable.

    (g)  DEFERRED ACQUISITION COSTS

         Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs (DAC) is reviewed for recoverability, at least annually, and adjusted when necessary. Recoverability is evaluated separately for fixed-indexed annuities, variable annuities, and life insurance products. Recoverability is a two-step process where current policy year issues are evaluated, and then in-force policies are evaluated. Before assessing recoverability, DAC is capped such that the balance can not exceed the original capitalized costs plus interest.







                                       11                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in costs of product guarantees, and lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

         The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively on the Consolidated Statements of Operations.

         Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as inforce management action such as crediting rate changes or index rate cap adjustments. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations. See further discussion of DAC unlocking in note 9.

         The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    (h)  DEFERRED SALES INDUCEMENTS

         Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

         Annuity sales inducements are deferred as paid or credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are reported in other assets in the Consolidated Balance Sheets. They are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in policyholder benefits on the Consolidated Statements of Operations. DSI capitalization related to a persistency







                                       12                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         and immediate bonus on non-indexed annuities are recorded in policyholder benefits on the Consolidated Statements of Operations at policy issuance. DSI capitalization related to an immediate bonus on fixed-indexed annuities is recorded in policy fees on the Consolidated Statements of Operations at policy issuance.

         Adjustments to DSI are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         Adjustments may also be made to DSI related to deferred annuities for investment activity, such as defaults on fixed-maturity securities, write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations.

    (i)  FUTURE POLICY BENEFIT RESERVES

         Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

    (j)  POLICY AND CONTRACT ACCOUNT BALANCES

         Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts
         - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, such as index and volatility, to estimate future index levels. The index benefit valuation is also dependent upon estimates of future policyholder behavior. The Company must include provisions for the Company's own credit risk and for risk that the Company's assumptions about policyholder activity could differ from actual experience. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

         Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period-certain and life-contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

         Policy and contract account balances for variable annuity products are carried at accumulated contract values. Additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation and withdrawal benefits that may exceed account values are established using capital market assumptions, such as







                                       13                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         index and volatility, along with estimates of future policyholder behavior. These additional reserves are reflected in future policy benefit reserves on the Consolidated Balance Sheets.

    (k)  POLICY AND CONTRACT CLAIMS

         Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

    (l)  REINSURANCE

         The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and policy and contract claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable, and are included in other liabilities on the Consolidated Balance Sheets.

         A gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in other liabilities on the Consolidated Balance Sheets. Such gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies. These amortized gains are recorded in other (loss) revenue on the Consolidated Statements of Operations.

    (m)  INVESTMENTS

         The Company classifies certain fixed-maturity and equity securities as "available-for-sale." Accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized
         amounts   been  realized.  The  Company  has  portfolios   of   certain
         fixed-maturity and equity securities classified as "trading," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The primary trading portfolio is used to attempt to match the change in value associated with embedded derivative liabilities related to fixed-indexed annuities. This match is not effective to the extent there are credit related factors impacting the value of the securities in this trading portfolio. The Company also has other trading portfolios that are actively managed. In accordance with the investment policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared. Interest is accrued as earned.







                                       14                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In 2007, the Company began to utilize derivatives within certain actively managed investment portfolios. Within these portfolios, derivatives can be used for hedging, replication, and income generation only. The financial instruments are valued and carried at fair value and the unrealized gains and losses on the derivatives are reflected in derivative (loss) income within the Consolidated Statements of
         Operations as they do not meet the requirements for an accounting hedge.

         In 2008, the Company purchased a $694,950 notional value of fixed-maturity securities held as available-for-sale with variable interest rates. The Company entered into interest rate swaps with notional amounts equal to the par value of the fixed-maturity securities and maturity dates, in order to attempt to hedge changes in cash flows of the hedged items due to interest rate risk.

         To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as cash flow hedges to specific assets or liabilities on the Consolidated Balance Sheets and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include analysis of changes in fair value or cash flows associated with the hedge relationship.

         Hedge effectiveness is measured using the dollar offset method. The dollar offset method compares changes in cash flows of the hedging instrument with changes in the cash flows of the hedged item attributable to the hedged risk. Random changes in interest rate movements are assumed. Related changes in the cash flows of the hedging instrument are expected to offset the changes in the cash flows of the hedged item as the notional/par amounts, reset dates, interest rate indices, and business day conventions are the same for both the bond and the swap. The cumulative amount of unrealized gains and losses of the hedging instrument is recognized in accumulated other comprehensive income on the Consolidated Balance Sheets. The ineffective portion of the change in the fair value of the hedging instrument is recognized in realized investment losses in the Consolidated Statements of Operations.

         Forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at unpaid principal balances.

         For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments using the retrospective method. Any resulting adjustment is included in interest and similar income, net on the Consolidated Statements of Operations.







                                       15                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in interest and similar income, net on the Consolidated Statements of Operations. The Company analyzes loan impairment at least annually when assessing the adequacy of the allowance for uncollectible balances. The Company evaluates the mortgage loan reserve to ensure that the estimate is based on the most recent available industry default and loss studies and historical default rates for the Company as compared with default rates for the industry group. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

         Loans to affiliates are carried at cost. Interest on the loans is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation and amortized over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. At December 31, 2008, partnerships are accounted for at cost on the Consolidated Balance Sheets. The partnerships are accounted for at cost as the Company did not have a significant ownership percentage to require equity basis accounting. At December 31, 2007, partnerships were recorded at the contracted sale value, which represents fair value of the partnerships. The partnerships were recorded at the contracted sale value as the Company was actively selling the partnerships. Partnerships are recorded in other assets on the Consolidated Balance Sheets. Changes in carrying value are included in interest and similar income, net on the Consolidated Statements of Operations.

         The fair value of fixed-maturity securities and equity securities is obtained from third-party pricing sources whenever possible, except for short-term securities that are priced at amortized cost. Prices obtained from third-party pricing sources are analytically reviewed by AZOA portfolio managers for reasonableness. In certain cases, including private assets as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. Treasury Bonds to estimate a market price. Also, the models use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries. All prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. The fair value of mortgage loans on real estate has been calculated using discounted cash flows using market interest rates as of year-end representative of those that a market participant would use. Credit risk was considered in this calculation implicitly within the discount rate used. The fair value of the options is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. Fair value of loans to affiliates is calculated by management using the market price of a financial instrument with similar characteristics. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

         Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, and VOBA for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date. Changes in the fair value of trading investments are recorded as realized investment losses on the Consolidated Statements of Operations.







                                       16                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether or not declines in fair value are other-than-temporary. For the year ended December 31, 2006, the Company adopted Financial Accounting Standards Board (FASB), FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1). The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, the extent and duration of the decline, market analysis, current events, recent price declines, likelihood of recovery in a reasonable period of time, and management's judgment, to determine whether fixed-income securities are considered other-than-temporarily impaired. In addition, FSP FAS 115-1 requires that the Company evaluate other-than-temporary impairments on available-for-sale fixed-maturity securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered. If a fixed-maturity security's fair market value is less than its amortized cost value, an impairment loss must be recorded unless management can assert its ability and intent to hold until recovery. The Company's absence of control over the investment manager's decision to sell (or hold) renders the Company unable to assert ability to hold to recovery and will therefore require the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. For other-than-temporarily impaired securities where the Company is unable to assert intent and ability to hold, but otherwise expects the security to recover, in periods subsequent to the recognition of an other-than-temporary impairment loss, these impaired fixed-maturity securities are accounted for as if they had been purchased on the date of the impairment. That is, the discount or reduced premium recorded from the fixed-maturity securities would be accreted over their remaining life in a prospective manner. For securities that are impaired due to issuer default or due to the Company otherwise not expecting the security to recover, there is no accretion of the impaired amounts.

         The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, recent price declines, and management's judgment, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will incur additional impairments should the fair value fall below the book value.

         Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Consolidated Statements of Operations. The Company adjusts DAC, DSI, and VOBA for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

    (n)  INVESTMENTS RECORDED USING THE EQUITY METHOD

         The Company uses the equity method of accounting for organizations in which the Company holds a minority interest. The Company's proportionate share of gains or losses is reflected in other (loss) revenue on the Consolidated Statements of Operations.

    (o)  ACCOUNTING FOR OPTION AND FUTURES CONTRACTS

         The Company provides additional benefits through certain life and annuity products, which are linked to the growth in the Standard and Poor's (S&P) 500 index, the NASDAQ 100 index, the Financial Times Stock Exchange (FTSE) 100, and an index comprised of a blend of the Dow Jones Industrial Average, FTSE 100, Barclays Capital US Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered







                                       17                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         into over-the-counter (OTC) option contracts and exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics with the objective to economically hedge these risks. The Company uses exchange-traded futures contracts with the objective to increase the effectiveness of the economic hedge. Management monitors in-force amounts and option and futures contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

         The OTC option contracts are reported at fair value as derivatives on the Consolidated Balance Sheets. The fair value of the options is derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded net of changes in the related policyholder balances for benefits and are included in derivative
         (loss) income on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in derivative
         (loss) income on the Consolidated Statements of Operations.

         Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in derivative (loss) income on the Consolidated Statements of Operations.

    (p)  SECURITIES LENDING

         The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the Consolidated Balance
         Sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's Consolidated Balance Sheets and interest and dividend income earned by the Company on loaned securities is recognized in interest and similar income, net on the Consolidated Statements of Operations. There were no securities lending transactions outstanding at December 31, 2008 or 2007.

         The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent under a triparty agreement between the Company, broker-dealers (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. government, U.S. government agency, or U.S. government agency mortgage-backed securities. The Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. However, the Company suspended securities lending activity in 2008. See note 16 for further discussion of this affiliated securities lending with Dresdner Klienwort Wasserstein.

    (q)  RECEIVABLES

         Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable, and the Company's







                                       18                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         assessment of collectibility. The allowance is estimated by aging the balances of the parties and setting up an allowance for any balances that are more than 90 days old.

    (r)  HOME OFFICE PROPERTY AND EQUIPMENT

         Property and equipment consist of furniture, office equipment, leasehold improvements, and computer hardware. Property and equipment are reported in other assets on the Consolidated Balance Sheets. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3 - 7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations. The Company's accumulated depreciation was $81,986 and $70,030 as of December 31, 2008, and 2007, respectively.

         Pre-operating and start-up costs incurred in connection with the construction of the Company's headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amount of capitalized costs amortized, including interest, during 2008, 2007, and 2006 was $2,275, $2,274, and $2,268, respectively. An addition to the Company's headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $2,104, $2,016, and $351 for the years ended December 31, 2008, 2007, and 2006, respectively.

    (s)  INCOME TAXES

         The Company and its subsidiaries, with the exception of Allianz Life and Annuity Company (ALAC), file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries except ALAC, and Questar Capital Corporation generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

         The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

         The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial







                                       19                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized or that the related temporary differences, such as other-than-temporary impairments, will not reverse over time (see further discussion in note 15).

    (t)  STOCKHOLDER'S EQUITY, LOAN TO AFFILIATE

         The Company entered into an agreement during 2002 to lend AZOA $250,000 (see further discussion in note 16). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate. The unamortized loan balance is recorded as contra-equity in accordance with the FASB Emerging Issues Task Force (EITF) Issue No. 85-1, Classifying Notes Received for Capital Stock.

    (u)  STOCKHOLDER'S EQUITY, ACCUMULATED UNREALIZED FOREIGN CURRENCY

         Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 21). The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment net of tax reported as a separate component of comprehensive income on the Consolidated Statements of Comprehensive Income (Loss).

    (v)  SEPARATE ACCOUNTS AND ANNUITY PRODUCT GUARANTEES

         The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit
         (GMIB), a guaranteed minimum accumulation benefit (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

         Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in GMDB and GMIB are calculated in accordance with Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts,







                                       20                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         (SOPO3-1) and are included in policyholder benefits on the Consolidated Statements of Operations. GMAB and GMWB are considered to be embedded derivatives under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and the changes in these embedded derivatives are included in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations.

         The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value. The GMWB net amount at risk is defined as the current accumulated benefit base amount less the current policyholder account value.

         The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following features:

             o Return  of  Premium - Provides the greater of account value
             or  total  deposits  made   to   the  contract,  less  any  partial
             withdrawals and assessments.

             o Reset - Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.

             o Ratchet - Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly - evaluated quarterly, annual - evaluated annually, and six-year - evaluated every sixth year.

             o Rollup - Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.

             o Earnings Protection Rider - Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

         The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB features are:

             o Return of Premium - Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.

             o Ratchet - Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year
             anniversary  account  value  (prior   to   age 81),   adjusted  for
             withdrawals.

             o Rollup - Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

         The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits on the Consolidated







                                       21                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

         The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2008 and 2007:

             o 100   stochastically   generated   investment   performance
             scenarios.

             o Mean investment performance assumption was 7.96%.

             o Volatility assumption was 13.69%.

             o Mortality is assumed to be 50% and 60% of the 1994 MGDB Mortality Table as of December 31, 2008 and 2007, respectively.

             o Lapse rates vary by contract type and duration. As of December 31, 2008, spike rates could approach 40%, with an ultimate rate around 15%. As of December 31, 2007, spike rates could approach 45%, with an ultimate rate around 20%.

             o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.

             o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

         The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary. Depending on the contractholder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

         The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the ages of 50 and 90. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of the contract value, the quarterly anniversary value, or the 5% annual increase of purchase payments (capped at twice the total purchase payments).

         The  GMAB  and GMWB liabilities  are  determined  each  period  as  the difference between expected future claims and the expected future profits. One result of this calculation is that these liabilities can be negative (contra-liability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring GMWB benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy's first anniversary date.







                                       22                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2008 and 2007:

             o 200   stochastically   generated   investment   performance
             scenarios.

             o Market  volatility  assumption  of  23.3%  applied  to   an
             aggregate separate account funds beta of 58.0%.

             o Mortality is assumed to be 50% and 60% of the 1994 MGDB Mortality Table as of December 31, 2008 and 2007, respectively.

             o Lapse rates vary by contract type and duration. As of December 31, 2008, spike rates could approach 40%, with an ultimate rate around 15%. As of December 31, 2007, spike rates could approach 45%, with an ultimate rate around 20%.

             o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

         Beginning in 2008, the Company also issued fixed-indexed annuities with a GMWB as an optional rider. The GMWB has a roll-up feature. The net amount at risk is partially limited because the policyholder account value has an annual credit that is floored at zero. Since the account value can not decrease, in contrast to a variable annuity, the difference between the withdrawal value and the account value will not diverge to the degree that is possible in a variable annuity.

    (w)  PERMITTED STATUTORY ACCOUNTING PRACTICES

         The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently does not have any permitted practices.

    (x)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED

         In January 2009, the FASB issued FSP EITF No. 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). The FSP amends the impairment guidance of EITF No. 99-20, Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Financial Assets, by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities (SFAS 115), which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material impact on the Company's Consolidated Financial Statements.

         In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). For financial statement elements currently required to be measured at fair value, this statement defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements.







                                       23                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The Company adopted this Statement as of January 1, 2008. Adopting SFAS 157 required changes to the methods for valuing liabilities for equity-indexed and guaranteed benefits provided in the Company's fixed-indexed and variable annuity products, which are currently accounted for under SFAS 133. As required by SFAS 157, the fair valuation models for these financial liabilities reflect components relating to the Company's own credit standing and risk margin. The consideration of these additional elements resulted in a decrease in future policy benefit reserves on the Company's Consolidated Balance Sheets of $96,106 as of January 1, 2008. The pre-tax income impact of this change, net of the related adjustments to amortization of DAC and DSI was $40,427.

         In February 2008, the FASB issued FSP SFAS No. 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 (FSP FAS 157-1). FSP FAS 157-1 amends SFAS 157 to exclude SFAS No. 13, Accounting for Leases (SFAS 13), and other accounting pronouncements that address fair value measurements under SFAS 13. The Company adopted this FSP as of January 1, 2008. The adoption did not impact the Company's Consolidated Financial Statements.

         In February 2008, the FASB issued FSP SFAS No. 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). FSP FAS 157-2 delays the effective date of SFAS 157 to fiscal years beginning after December 15, 2008 for certain nonfinancial assets and nonfinancial liabilities within the scope of the FSP. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FAS 157-2.

         In October 2008, the FASB issued FSP SFAS No. 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active. This FSP clarifies the application of SFAS 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. The FSP states that the objective of a fair value measurement is to estimate the price that would be received to sell an asset currently (an exit price) in an orderly transaction that is not a forced liquidation or a distress sale, even if there is little or no market activity for the asset at the measurement date. Further, when relevant observable market information is not available, an approach that incorporates management's judgments about the assumptions that market participants would use in pricing the asset in a current sale transaction would be acceptable. The FSP was effective when issued. Adoption of this FSP did not have a material impact on the Company's Consolidated Financial Statements.

         In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This Statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Consolidated Statements of Operations. This statement was effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company adopted this statement as of January 1, 2008. The Company did not elect to apply the fair value option to any financial assets or financial liabilities upon adoption.

         In September 2008, the FASB issued FSP SFAS No. 133-1 and FASB Interpretation (FIN) No. 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1). This FSP amends SFAS 133 to require disclosures by sellers of credit derivatives, including credit







                                       24                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         derivatives embedded in a hybrid instrument. This Statement was effective for fiscal years ending after November 15, 2008. The Company adopted this FSP as of December 31, 2008.

         In September 2006, the FASB issued EITF Issue No. 06-5, Accounting for Purchases of Life Insurance - Determining the Amount That Could Be Realized in Accordance With FASB Technical Bulletin No. 85-4, Accounting for Purchases of Life Insurance (EITF 06-5). EITF 06-5 requires that the Company consider contractual terms in determining the amount that can be realized under a corporate-owned life insurance policy. In addition, a policyholder should determine the amount that could be realized under the insurance contract assuming the surrender certificate by certificate in a group policy. EITF 06-5 was effective for fiscal years beginning after December 15, 2006. The Company adopted EITF 06-5 on January 1, 2007. Adoption of EITF 06-5 resulted in a cumulative effect adjustment of $415 (net of income tax of $223) to retained earnings as of January 1, 2007.

         In June 2006, the FASB issued FIN 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes (SFAS 109). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosure. Upon adoption, the cumulative effect of applying FIN 48 is reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the balance sheet). This pronouncement was adopted January 1, 2007 and did not have a material impact on the Consolidated Financial Statements.

         In May 2007, the FASB issued FSP FIN 48-1, Definition of Settlement in FASB Interpretation No. 48 (FSP FIN 48-1). The FSP addresses whether it is appropriate for a company to recognize a previously unrecognized tax benefit when the only factor that has changed, since determining that a benefit should not be recognized, was the completion of an examination or audit by a taxing authority. The FSP is effective January 1, 2007, the date of the Company's initial adoption of FIN 48. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

         In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets, an amendment to SFAS No. 140 (SFAS 156). SFAS 156 requires that servicing assets or liabilities be initially measured at fair value, with subsequent changes in value reported based on either a fair value or amortized cost approach for each class of servicing asset or liability. Under previous guidance, such servicing assets or liabilities were initially measured at historical cost and the amortized cost method was required for subsequent reporting. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

         In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments, which amends FASB Statements No. 133 and No. 140. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, Recognition and Measurement of
         Derivatives: Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.







                                       25                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In September 2005, the AcSEC issued SOP No. 05-1, Deferred Acquisition Costs (DAC) on Internal Replacements (SOP 05-1), which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and the contractholder. If an internal replacement substantially changes a contract, then DAC is written off immediately through income. This Statement was effective for fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007 and the adoption did not have a material impact on the Consolidated Financial Statements.

         In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The adoption of this SAB did not have a material impact on the Consolidated Financial Statements.

         In September 2006, the FASB issued SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158), which improves financial reporting by requiring an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. This was effective for public companies with fiscal years ending after December 15, 2006. The Company did have an impact from the adoption as disclosed in note 17. The Statement also requires that an employer measure the funded status of a plan as of the date of its year-end. This is effective for fiscal years ending after December 15, 2008. The Company adopted this guidance on December 31, 2008. Changing from a September 30 measurement date to a December 31 measurement date did not have a material impact on the Company's Consolidated Financial Statements.

         In November 2005, the FASB issued FSP FAS 115-1, The Meaning of Other Than temporary Impairments and its Application to Certain Investments, effective for reporting periods beginning after December 15, 2005. The FSP provides guidance on when an investment is considered impaired, whether that impairment is other-than-temporary, subsequent recognition of other-than-temporary impairment, and disclosures about unrealized losses. The Company adopted the FSP effective December 31, 2006, which resulted in realizing $612,635 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC, DSI, VOBA, URR, and the AAR. The investment losses were offset by increases of $322,676 in DAC, $34,424 in DSI, $7,472 in VOBA, $39,323 in URR, and a reduction of $19,715 in the AAR.







                                       26                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections - a Replacement of APB Opinion No. 20 and SFAS No. 3. This statement was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The statement requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

    (y)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - TO BE ADOPTED

         In December 2008, the FASB issued FSP FAS No. 132(R)-1, Employers' Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132(R)-
         1). This FSP amends SFAS No. 132(R), Employers' Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer's disclosures about plan assets of a defined benefit pension or other postretirement plan. The disclosures about plan assets required by FSP FAS 132(R)-1 will be provided for fiscal years ending after December 15, 2009. The FSP will not have a financial impact on the Company's Consolidated Financial Statements.

         In November 2008, the FASB issued EITF Issue No. 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). The EITF applies to all investments accounted for under the equity method. The EITF addresses certain questions that have been raised about the application of the equity method in light of changes in accounting for business combinations and noncontrolling interests under SFAS No. 141 (revised
         2007), Business Combinations (SFAS 141(R)), and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB 51 (SFAS 160). Other-than-temporary impairment testing need only be performed at the overall investment level rather than the individual asset level. When an equity method investee issues new shares, the investor will recognize a gain or loss associated with its corresponding change in ownership interest. The EITF is effective on a prospective basis in fiscal years beginning on or after December 15, 2008. The Company does not expect EITF 08-6 to have a material impact upon adoption.

         In April 2008, the FASB issued FSP FAS No. 142-3, Determination of the Useful Life of Intangible Assets (FSP FAS 142-3). The FSP applies to all recognized intangible assets and provides guidance on estimating the useful life of recognized intangible assets. The FSP requires that an entity should consider its own historical experience with similar arrangements when developing assumptions about renewal or extension. In the absence of historical experience, an entity should consider the assumptions that market participants would use. The assumptions should be adjusted for entity specific factors such as the entity's expected use of the asset. The FSP also adds new disclosures relating to the renewal or extension of recognized intangible assets. The FSP is effective for financial statements issued for fiscal years beginning after December 15, 2008. The Company does not expect FSP FAS 142-3 to have a material impact upon adoption.

         In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities - An amendment of FASB Statement No. 133. This Statement requires enhanced disclosures about an entity's derivative and hedging activities and thereby improves the transparency of financial reporting. This Statement is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application permitted. The Company plans to adopt this guidance effective January 1, 2009. This Statement will not have a financial impact on the Consolidated Financial Statements.







                                       27                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In December 2007, the FASB issued SFAS 141(R). This Statement creates greater consistency in the accounting and financial reporting of business combinations. SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. This Statement is to be applied prospectively to business combinations for which the acquisition date is on or after the first annual period beginning after December 15, 2008. The Company will apply SFAS 141(R) to business combinations with acquisition dates on or after January 1, 2009.

         In December 2007, the FASB issued SFAS 160. This Statement provides requirements for accounting for noncontrolling (minority) interests in subsidiaries as equity in the consolidated financial statements. SFAS 160 also requires that accounting for transactions between an entity and noncontrolling interests be treated as equity transactions. SFAS 160 is effective for fiscal years beginning on or after
         December 15, 2008. This Statement is to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively for all periods presented. The Company does not expect SFAS 160 to have a material financial impact upon adoption.

    (z)  RECLASSIFICATIONS

         Certain prior year balances have been reclassified to conform to the current year presentation.

         During 2008, the Company changed its method of presentation for the market value liability option (MVLO) reserve releases by reclassifying portions of this activity to premiums and benefits on the Consolidated Statements of Operations (Adjustment 1). This change was made to better match surrenders, annuitizations, and death payments with the related reserve release, and isolated the change in fair value of the MVLO embedded derivative, resulting in more meaningful and representative benefit margins and other disclosures.

         The second reclassification (Adjustment 2) splits net investment income, as reported in prior years, into three separate report lines: interest and similar income, derivative income, and change in fair value of annuity embedded derivatives. The change in fair value of annuity embedded derivatives now includes the change in fair value of the MVLO and the change in fair value of GMWB and GMAB.

         The third reclassification (Adjustment 3) is to reclassify changes in GMWB and GMAB from policyholder benefits into the change in fair value of annuity embedded derivatives.

         The fourth reclassification (Adjustment 4) is to move the presentation of equity earnings amounts to be above the income from operations before income taxes line as the amounts are not material for separate line disclosure. This reclassification caused a change in deferred income tax expense (benefit) which is also presented on the
         Consolidated Statements of Cash Flows within net cash (used in) provided by operating activities.







                                       28                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The reclassifications resulted in adjustments to the Consolidated Statements of Operations as presented in the following tables:








                                                      For the year ended December 31, 2007
                                 --------------------------------------------------------------------------------
                                 As originally Adjustment    Adjustment    Adjustment    Adjustment
                                  reported         1             2             3             4        As adjusted
                                 -----------  ------------  ------------  ------------  ------------  -----------
Revenue:
   Premiums                    $   368,306  $           - $           - $           - $           - $   368,306
   Policy fees                     342,347       424,020              -             -             -     766,367
   Premiums and annuity
     considerations, ceded         (255,394)         (422)            -             -             -     (255,816)
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Net premiums and
        considerations             455,259       423,598              -             -             -     878,857
   Net investment income         2,161,560       (473,652)   (1,687,908)            -             -            -
   Interest and similar income, net       -             -    2,565,331              -             -   2,565,331
   Derivative loss                        -             -      (251,392)            -             -     (251,392)
   Realized investment losses, net (710,978)            -             -             -             -     (710,978)
   Fee and commission revenue      199,356              -             -             -             -     199,356
   Other (loss) revenue            133,686              -             -             -          (111)    133,575
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Total revenue              2,238,883        (50,054)     626,031              -          (111)  2,814,749
                                 -----------  ------------  ------------  ------------  ------------  -----------
Benefits and expenses:
   Policyholder benefits           541,638        (50,078)            -        3,522              -     495,082
   Change in fair value of annuity
     embedded derivatives                 -             -      626,031         (3,522)            -     622,509
   Benefit recoveries              (429,655)          24              -             -             -     (429,631)
   Net interest credited to
     policyholder account values 1,031,830              -             -             -             -   1,031,830
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Net benefits               1,143,813        (50,054)     626,031              -             -   1,719,790
   Commissions and other agent
     compensation                  913,444              -             -             -             -     913,444
   General and administrative expen772,992              -             -             -             -     772,992
   Change in deferred acquisition
     costs, net                    (650,735)            -             -             -             -     (650,735)
                                                            ------------  ------------  ------------
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Total benefits and expenses2,179,514        (50,054)     626,031              -             -   2,755,491
      Income from operations
        before income taxes         59,369              -             -             -          (111)     59,258
                                 -----------  ------------  ------------  ------------  ------------  -----------
Income tax expense (benefit):
   Current                          64,494              -             -             -          (249)     64,245
   Deferred                         (60,705)            -             -             -          446       (60,259)
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Total income tax expense       3,789              -             -             -          197        3,986
                                -----------  ------------  ------------  ------------  ------------  -----------
      Income before equity earnings 55,580              -             -             -          (308)     55,272
Equity in earnings of equity
   method investees, net of tax        (308)            -             -             -          308             -
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Net income               $    55,272  $           - $           - $           - $           - $    55,272
                                 ===========  ============  ============  ============  ============  ===========




                                       29                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)


                                                       For the year ended December 31, 2006
                                -----------------------------------------------------------------------------------
                                As originally  Adjustment    Adjustment    Adjustment    Adjustment
                                  reported          1             2             3            4        As adjusted
                                -------------  ------------  ------------  ------------  -----------  -------------
Revenue:
   Premiums                   $     597,903  $           - $           - $           - $          - $     597,903
   Policy fees                      358,630       223,655              -             -            -       582,285
   Premiums and annuity
     considerations, ceded          (320,596)         (354)            -             -            -       (320,950)
                                -------------  ------------  ------------  ------------  -----------  -------------
      Net premiums and              635,937       223,301              -             -            -       859,238
        considerations
   Net investment income          1,689,688       (256,689)   (1,432,999)            -            -              -
   Interest and similar income, net        -             -    2,142,843              -            -     2,142,843
   Derivative income                       -             -      643,231              -            -       643,231
   Realized investment losses, net  (557,413)            -             -             -            -       (557,413)
   Fee and commission revenue       160,294              -             -             -            -       160,294
   Other (loss) revenue             102,731              -             -             -       1,913        104,644
                                -------------  ------------  ------------  ------------  -----------  -------------
      Total revenue               2,031,237        (33,388)   1,353,075              -       1,913      3,352,837
                                -------------  ------------  ------------  ------------  -----------  -------------
Benefits and expenses:
   Policyholder benefits            737,001        (33,402)            -        8,126             -       711,725
   Change in fair value of annuity
     embedded derivatives                  -             -    1,353,075         (8,126)           -     1,344,949
   Benefit recoveries               (403,779)          14              -             -            -       (403,765)
   Net interest credited to
     policyholder account values    725,296              -             -             -            -       725,296
                                -------------  ------------  ------------  ------------  -----------  -------------
      Net benefits                1,058,518        (33,388)   1,353,075              -            -     2,378,205
   Commissions and other agent
     compensation                 1,035,765              -             -             -            -     1,035,765
   General and administrative expens625,188              -             -             -            -       625,188
   Change in deferred acquisition
    costs, net                    (1,049,646)            -             -             -            -     (1,049,646)
                                -------------  ------------  ------------  ------------  -----------  -------------
      Total benefits and expenses 1,669,825        (33,388)   1,353,075              -            -     2,989,512
      Income from operations
        before income taxes         361,412              -             -             -       1,913        363,325
                                -------------  ------------  ------------  ------------  -----------  -------------
Income tax expense (benefit):
   Current                           81,510              -             -             -         (588)       80,922
   Deferred                          28,558              -             -             -         (679)       27,879
                                -------------  ------------  ------------  ------------  -----------  -------------
      Total income tax expense      110,068              -             -             -       (1,267)      108,801
                                -------------  ------------  ------------  ------------  -----------  -------------
                                -------------  ------------  ------------  ------------  -----------  -------------
 Income before equity earnings      251,344              -             -             -       3,180        254,524
Equity in earnings of equity
   method investees, net of tax       3,180              -             -             -       (3,180)             -
                                -------------  ------------  ------------  ------------  -----------  -------------
      Net income              $     254,524  $           - $           - $           - $          - $     254,524
                                =============  ============  ============  ============  ===========  =============






                                       30                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





The   reclassifications  resulted  in  adjustments  to  the  Consolidated
Statements of Cash Flows as presented in the following tables:






                                               For the year ended December 31, 2007
                                           -----------------------------------------------------------------------------------------
                                              As originally  Adjustment     Adjustment    Adjustment     Adjustment
                                               reported          1              2              3             4         As adjusted
                                              ------------  -------------  -------------  ------------  -------------  -------------
Cash flows provided by (used in) operating
activities:
   Net (loss) income                       $       55,272  $       -      $       -      $      -      $       -      $      55,272
                                              ------------  -------------  -------------  ------------  -------------  -------------
     Adjustments to reconcile net (loss)
     income to net cash provided by
     (used in) operating activities:
       Realized investment losses                 711,088          -              -             -              -            711,088
       Purchases of trading securities         (2,196,297)         -              -             -              -         (2,196,297)
       Sale and other redemptions of
        trading securities                        558,380          -              -             -              -            558,380
       Unrealized loss on annuity-related
        options and gross reserves                347,575          -              -             -              -            347,575
       Deferred income tax (benefit) expense      (60,705)         -              -             -             446           (60,259)
       Charges to policy account balances         (73,808)         -              -             -              -            (73,808)
       Gross interest credited to policy
       account balances                         1,041,726          -              -             -              -          1,041,726
       Amortization of (discount)
        premium, net                               (4,942)         -              -             -              -             (4,942)
       Equity in earnings of equity method
        investees                                     111          -              -             -               (111)         -
       Change in:
        Accrued investment income                 (57,254)         -              -             -              -            (57,254)
        Receivables                               103,102          -              -             -              -            103,102
        Reinsurance recoverable                    59,201          -              -             -              -             59,201
        Deferred acquisition costs               (650,735)         -              -             -              -           (650,735)
        Future policy benefit reserves            183,321          -              -             -              -            183,321
        Policy and contract claims                (86,869)         -              -             -              -            (86,869)
        Other policyholder funds                   21,034          -              -             -              -             21,034
        Unearned premiums                         (15,566)         -              -             -              -            (15,566)
        Other assets and liabilities             (130,342)         -              -             -              -           (130,342)
       Other, net                                 (83,309)         -              -             -               (335)       (83,644)
                                              ------------  -------------  -------------  ------------  -------------  -------------
          Total adjustments                      (334,289)         -              -             -              -           (334,289)
                                              ------------  -------------  -------------  ------------  -------------  -------------
          Net cash provided by (used in)
                      operating activities $     (279,017)$        -     $        -     $       -     $        -     $     (279,017)
                                              ============  =============  =============  ============  =============  =============






                                       31                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)



-----------------------------------------------------------------------------------------------------------------------------------
                                         For the year ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                      As originally   Adjustment     Adjustment    Adjustment    Adjustment         As
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                        reported           1             2              3             4          Adjusted
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
operating activities:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Net (loss) income                $    254,524    $       -     $        -     $       -     $       -     $   254,524
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
     Adjustments to reconcile net (loss)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
     income to net cash provided by
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
     (used in) operating activities:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Realized investment losses         555,195            -              -             -             -         555,195
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Purchases of trading securities    (1,345,475)        -              -             -             -         (1,345,475)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Sale and other redemptions of
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        trading securities               198,668            -              -             -             -         198,668
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Unrealized loss on annuity-related
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        options and gross reserves       912,662            -              -             -             -         912,662
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Deferred income tax (benefit)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        expense                           28,558            -              -             -              (679)     27,879
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Charges to policy account balances    (69,941)        -              -             -             -            (69,941)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Gross interest credited to policy
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        account balances                 730,546            -              -             -             -         730,546
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Amortization of (discount)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        premium, net                     111,697            -              -             -             -         111,697
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Equity in earnings of equity
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        method investees                     (1,913)        -              -             -          1,913             -
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Change in:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Accrued investment income           (72,326)        -              -             -             -            (72,326)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Receivables                        (106,654)        -              -             -             -           (106,654)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Reinsurance recoverable             (84,138)        -              -             -             -            (84,138)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Deferred acquisition costs       (1,049,646)        -              -             -             -         (1,049,646)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Future policy benefit reserves   139,631            -              -             -             -         139,631
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Policy and contract claims         8,944            -              -             -             -           8,944
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Other policyholder funds            (66,312)        -              -             -             -            (66,312)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Unearned premiums                 20,243            -              -             -             -          20,243
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Other assets and liabilities      32,512            -              -             -             -          32,512
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Other, net                            (23,545)        -              -             -            (1,234)       (24,779)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          Total adjustments                 (81,294)        -              -             -             -            (81,294)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by (used in)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                    operating activities $173,230    $       -     $        -     $       -     $       -     $   173,230
--------------------- ----------------==============--============--=============--============--============--=============-------








                                       32                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(3) RISK DISCLOSURES

    The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:

    (a)  CREDIT RISK

         The risk that issuers of fixed rate and variable rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. This risk has significantly increased in 2008 caused by the overall decline in U.S. economic conditions resulting in higher security credit spreads and related declines in investment value. The Company is at risk of economically realizing these losses if it is required to sell investments to meet its cash flow needs. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities. The Company also has an asset-liability management strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration.

         For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least monthly.

    (b)  CREDIT CONCENTRATION RISK

         The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit. This risk has increased in 2008 and early 2009 due to the merger of financial institutions for which the Company holds related investments.

         The Company's Asset Liability Management Committee (ALCO) recommends an investment policy to both the Allianz of America Finance Committee (AZOA FiCo), and subsequently the Board of Directors for Allianz Life Insurance Company of North America (Allianz Life BOD). The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by ALCO who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. AZOA FiCo and subsequently the Allianz Life BOD review the policy and mandates at least annually.







                                       33                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Mitigation controls include a monthly report from the asset manager that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

    (c)  LIQUIDITY RISK

         The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices, especially in the current investment environment. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

         The Company attempts to manage liquidity within three specific domains: monitoring product development, product management, business operations, and the investment portfolio; setting asset/liability management (ALM) strategies; and managing the daily ALM and cash requirements.

    (d)  INTEREST RATE RISK

         The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. This is also the risk that interest rates will change and cause an increase in the value of variable annuity guarantees, including GMWB, GMAB, GMIB, and GMDB.

         The Company attempts to mitigate this risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. The transfer of interest rate risk exposure to policyholders is based on risk free rates versus changes in effective yield of the investment portfolio. Asset and liability matching models are used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared with the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The Company attempts to limit interest rate risk on variable annuity guarantees through product development and pricing and product management. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

    (e)  EQUITY MARKET RISK

         The risk that movements in the equity markets will result in losses to assets held by the Company or that product features tied to equity markets will increase in value by more than held assets. Fixed-indexed annuity products increase the policy value based on the growth of market indexes. The Company attempts to hedge this exposure with a combination of OTC and exchange-traded derivatives.







                                       34                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         An additional risk is that variable annuity products have guarantees, GMWB, GMIB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn or an increase in hedging costs due to greater market volatility, both of which were realized in 2008. The Company has adopted an economic hedging program using derivative instruments to attempt to manage the delta (equity market) risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. The Company does not have a vega (market volatility) hedge but attempts to manage risk prospectively through product development and pricing. Equity market risk is also partially mitigated by separate account fund allocation restrictions.

         For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk. The Company also implemented a delta hedge on the GMAB benefit in November 2008.

    (f)  LEGAL/REGULATORY RISK

         The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for its products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders. The Company attempts to mitigate this risk by offering a broad range of annuity products and by operating throughout the U.S. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company also has defined suitability standards that are at least as rigorous as, and usually exceeding, the requirements of regulators.

    (g)  RATINGS RISK

         The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Stress tests are performed at least quarterly to assess how rating agency capital adequacy models would be impacted by severe economic events.

    (h)  MORTALITY RISK

         The risk that life expectancy assumptions used by the Company to price its life insurance business are too aggressive (i.e. insureds live shorter than expected lives). The Company mitigates this risk primarily through reinsurance. Approximately 90% of the Company's mortality risk on its life business is reinsured to third parties. The Company also reviews its mortality assumptions at least annually, reviews mortality experience periodically, and uses conservative underwriting methods relative to the industry.

    (i)  REINSURANCE RISK

         The risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure in its life and long-term care business and to divest of blocks of business no longer considered core to the Company. The Company has established controls to mitigate reinsurance risk. Counterparty ratings must meet certain thresholds or a trust is required to







                                       35                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         be established. All arrangements are regularly monitored to determine if trusts or letters of credit are sufficient to support the ceded liabilities. The Company also diversifies its exposure across a minimum of three reinsurers for a single life product. Also, the Company reviews the financial standings and ratings of its reinsurance counterparties at least quarterly.

(4) ACQUISITION OF BUSINESS

    On April 1, 2007, the Company purchased 100% of all issued and outstanding shares of common stock of Templeton Funds Annuity Company (TFAC) from Franklin Agency, Inc., a wholly owned subsidiary of Franklin Resources, Inc.
    (FRI).  TFAC  was subsequently renamed  Allianz  Life  and  Annuity  Company
    (ALAC). The results of operations and financial condition of ALAC, which are not material, have been included in the Consolidated Financial Statements since April 1, 2007. ALAC is a life insurance company licensed in forty-five states and the District of Columbia. It has existing variable annuity insurance contracts and is not actively selling or marketing any of the existing products. The primary reason for this acquisition was to obtain the variable annuity licenses.

    The Company acquired ALAC for a purchase price of $14,542. The purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The Company has assigned $11,276 to tangible net assets, and $2,050 to identifiable intangible assets consisting of insurance licenses. These intangible assets have indefinite lives and are not amortized but are instead subject to impairment tests. The excess of the purchase price over the estimated fair values of net assets acquired was recorded as goodwill in the amount of $1,216. The goodwill and intangible assets are nondeductible for tax purposes. This acquisition was accounted for using the purchase method.

    The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition of April 1, 2007:



 Cash                                                         $   2887
 Other current assets                                             9700
 Intangible assets                                                2050
 Goodwill                                                         1216
 Separate account assets                                          9338
                                                                -------
                                  Total assets acquired          25191
                                                                -------
 Current liabilities                                              1311
 Separate account liabilities                                     9338
                                                                -------
                                  Total liabilities assumed      10649
                                                                -------
                                  Net assets acquired         $  14542
                                                                -------









                                       36                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(5) INVESTMENTS

    At December 31, 2008 and 2007,  the amortized cost or cost, gross unrealized
    gains,   gross   unrealized   losses,   and   estimated   fair   values   of
    available-for-sale securities are as shown in the following table:


                                                 Amortized           Gross             Gross            Estimated
                                                   cost           unrealized        unrealized            fair
                                                  or cost            gains            losses              value
                                              ----------------  ----------------  ----------------   ----------------
2008:
    Fixed-maturity securities:
       U.S. government                      $       697,066   $       189,040   $             -   $        886,106
       Agencies not backed by the
          full faith and credit of the
          U.S. government                           119,797            11,743                 -            131,540
       States and political subdivisions            301,441             8,335                 -            309,776
       Foreign government                           203,776            22,354                 -            226,130
       Public utilities                           1,727,221            55,899                 -          1,783,120
       Corporate securities                      20,220,773           425,890                 -         20,646,663
       Mortgage-backed securities                12,210,356           486,660                 -         12,697,016
       Collateralized mortgage
          obligations                                40,792             4,925                 -             45,717
                                              ----------------  ----------------  ----------------   ----------------
                Total fixed-maturity
                   securities                    35,521,222         1,204,846                 -         36,726,068
    Equity securities                                    84                 -                 9                 75
                                              ----------------  ----------------  ----------------   ----------------
                                              ----------------  ----------------  ----------------   ----------------
                Total available-for-sale
                   securities               $    35,521,306   $     1,204,846   $             9   $     36,726,143
                                              ================  ================  ================   ================
2007:
    Fixed-maturity securities:
       U.S. government                      $     1,929,269   $       168,500   $             -   $      2,097,769
       Agencies not backed by the
          full faith and credit of the
          U.S. government                            33,726             2,404                 -             36,130
       States and political subdivisions            289,978            17,711                 -            307,689
       Foreign government                           215,739            13,756                 -            229,495
       Public utilities                           1,451,535            38,805                 -          1,490,340
       Corporate securities                      19,015,811           547,864                 -         19,563,675
       Mortgage-backed securities                10,276,194           342,603                 -         10,618,797
       Collateralized mortgage
          obligations                                45,180             2,247                 -             47,427
                                              ----------------  ----------------  ----------------   ----------------
                Total fixed-maturity
                   securities                    33,257,432         1,133,890                 -         34,391,322
    Equity securities                                17,601               222             1,104             16,719
                                              ----------------  ----------------  ----------------   ----------------
                                              ----------------  ----------------  ----------------   ----------------
                Total available-for-sale
                   securities               $    33,275,033   $     1,134,112   $         1,104   $     34,408,041
                                              ================  ================  ================   ================








                                       37                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The net unrealized gains (losses) on available-for-sale securities and cash flow hedges consist of the following at December 31:








                                                   2008                  2007                  2006
                                             ------------------    ------------------    ------------------
Available-for-sale:
     Fixed maturities                     $       1,204,846     $       1,133,890     $         450,887
     Equities                                               (9)                 (882)               347
Cash flow hedges                                     24,306                    -                     -
Adjustments for:
     DAC                                              (705,203)             (599,149)             (258,680)
     VOBA                                              (21,239)              (23,332)               (9,013)
     DSI                                               (58,587)              (60,981)              (24,405)
     URR                                             56,976                63,392                33,862
     Deferred taxes                                   (175,376)             (179,529)              (67,729)
                                             ------------------    ------------------    ------------------
                 Net unrealized gains     $         325,714     $         333,409     $         125,269
                                             ==================    ==================    ==================











    The changes in net unrealized gains on available-for-sale fixed-maturity securities before adjustments for deferred taxes, DAC, VOBA, DSI, and URR were $70,956, $683,003, and $185,451 for the years ended December 31, 2008,
    2007, and 2006, respectively.

    The changes in net unrealized gains (losses) on available-for-sale equity securities, before adjustments for deferred taxes, were $873, $(1,229), and $(95,167) for the years ended December 31, 2008, 2007, and 2006, respectively.

    The   amortized   cost   and  estimated  fair  value  of  available-for-sale
    fixed-maturity securities at December 31, 2008, by contractual maturity, are shown below.


                                                                          Amortized             Estimated
                                                                             cost               fair value
                                                                      -------------------   -------------------
Available-for-sale:
     Due in one year or less                                       $          200,915    $          203,943
     Due after one year through five years                                  3,280,962             3,316,346
     Due after five years through ten years                                10,653,615            10,849,689
     Due after ten years                                                    9,134,582             9,613,357
     Mortgage-backed securities and collateralized
        mortgage obligations                                               12,251,148            12,742,733
                                                                      -------------------   -------------------
                                                                      -------------------   -------------------
                 Total available-for-sale fixed-maturity securities$       35,521,222    $       36,726,068
                                                                      ===================   ===================


    Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $14,117,682 as of December 31, 2008.







                                       38                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:




                                     12 months or less      Greater than 12 months           Total
                                   -----------------------  -----------------------  -----------------------
                                               Unrealized               Unrealized               Unrealized
                                   Fair value    losses     Fair value    losses     Fair value    losses
                                   ----------- -----------  ----------  -----------  ----------  ----------
2008:
    Equity securities             $       75  $        9  $         - $          - $       75  $         9
                                   ----------- -----------  ----------  -----------  ----------  ----------
      Total temporarily impaired
        available-for-sale securities     75           9  $         - $          - $       75  $         9
                                   =========== ===========  ==========  ===========  ==========  ==========
2007:
    Equity securities             $   16,174  $    1,104  $         - $          - $   16,174  $     1,104
                                   ----------- -----------  ----------  -----------  ----------  ----------
      Total temporarily impaired
        available-for-sale securities 16,174       1,104  $         - $          - $   16,174  $     1,104
                                   =========== ===========  ==========  ===========  ==========  ==========







    As of December 31, 2008 and 2007, there were no available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities; for equity securities, there were 23 and 3, respectively.

    Proceeds from sales of available-for-sale and trading investments are presented in the following table:



----------------------------------------------------------------------------------------------------------------------
                                                             Years ended December 31,
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                               2008            2007             2006
----------------------------------------------------------------------------------------------------------------------
Available-for-sale:
----------------------------------------------------------------------------------------------------------------------
    Fixed-maturity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                $    1,413,235   $   1,118,979   $     5,636,908
----------------------------------------------------------------------------------------------------------------------
      Proceeds from tax-free and taxable exchanges                -               -                 1,160
----------------------------------------------------------------------------------------------------------------------
    Equity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                        14,906          68,229           506,311
----------------------------------------------------------------------------------------------------------------------
      Proceeds from tax-free exchanges,
----------------------------------------------------------------------------------------------------------------------
        redemptions and spin-offs                                 -               -                 3,868
----------------------------------------------------------------------------------------------------------------------
Trading:
----------------------------------------------------------------------------------------------------------------------
    Fixed-maturity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                     1,244,445         556,061           172,653
----------------------------------------------------------------------------------------------------------------------
      Proceeds from tax-free and taxable exchanges                -               -                 5,240
----------------------------------------------------------------------------------------------------------------------
    Equity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                        17,540           3,560             5,894
----------------------------------------------------------------------------------------------------------------------




    Trading forward commitments of $10,943, $0, and $0 were purchased and $10,943, $0, and $0 were sold by the Company during 2008, 2007 and 2006, respectively. There were no gains or losses realized in 2008, 2007, or 2006 from these securities. Available-for-sale forward commitments of $943,124, $0, and $0 were purchased and $943,124, $0, and $0 were sold by the Company during 2008, 2007 and 2006, respectively. There were no gains or losses realized in 2008, 2007, or 2006 from these securities.

    As of December 31, 2008 and 2007, investments with a carrying value of $85,741 and $91,063, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.


                                       39                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    As of December 31, 2008 and 2007, the Company held options purchased (asset) and options sold (liability) with the following amortized cost, fair value, and notional amounts:


                                                   2008              2007
                                              ---------------   ----------------
 Options
         Purchased (asset)
                           Amortized cost    $      484,060    $      482,639
                           Fair value               524,827           379,855
                           Notional              11,427,185        21,245,193
         Sold (liability)
                           Basis             $      316,248    $      304,351
                           Fair value               518,778           218,108
                           Notional               7,708,902        18,497,585


    The Company utilizes option contracts with the objective to economically hedge certain fixed-indexed annuity and life products tied to the S&P 500 index or NASDAQ 100 index as well as the objective to economically hedge certain variable annuity guaranteed benefits. The Company also utilizes futures to economically hedge fixed-indexed annuity and life and variable annuity guarantees.

    The following table presents the net realized gains (losses), gains (losses) on exercise of options, and corresponding changes in the policy and contract account balance being hedged.


                                                                           Years ended December 31,
                                                                   2008            2007            2006
Options to economically hedge certain fixed-indexed
      annuity and life products:
          Net realized (losses) gains                        $      (143,402) $    (211,217)$        127,367
          Gains on exercise of options                               417,573         10,743           80,182
          Decrease (increase) in policy and contract
              account balance                                        107,202       (152,379)      (1,096,386)
Options to economically hedge certain variable annuity
      guaranteed benefits:
          Net realized gains (losses)                        $         -      $      15,502 $         (2,976)
          Losses on exercise of options                                -            (24,484)         (20,388)
          Increase in future policy benefit reserves              (1,082,368)       (62,135)          (5,116)
Futures to economically hedge fixed-indexed annuity
      and life and variable annuity guarantees:
          Net realized (losses) gains                       $     (1,305,738)$      (46,340)$        459,046




    Increase in future policy benefit reserves of ($489,054) for the year ended December 31, 2008 in the table above is related to certain GMAB guarantees that were hedged primarily with an automatic investment allocation process as described in note 3.

    As of December 31, 2008 and 2007, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the







                                       40                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    representative index. The Company is also required to post collateral for futures contracts by the Chicago Mercantile Exchange (CME), Chicago Board of Trade (CBOT), and London International Financial Futures Exchange (LIFFE). The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. Collateral posted at December 31, 2008 and 2007 had a fair value of $435,024 and $889,043, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

    As of December 31, 2008, the derivatives used to hedge the fixed-maturity securities with variable interest rates were deemed 100% effective, with $24,306 of unrealized gains reported on the Consolidated Balance Sheets.

    The following is a summary of net unrealized gains related to cash flow hedging activity, net of tax:

                                                         YEARS ENDED DECEMBER 31,
                                                          2008        2007     2006

Net unrealized derivatives gains at January 1         $        -   $     -   $    -
Holding gains, net of tax of $8,507, $0, and $0,
respectively                                              15,799         -        -
Reclassification of realized (gains) losses, net of
tax of $0, $0, and $0, respectively                             -        -        -
Net unrealized derivatives gains at December 31       $   15,799    $    -   $    -



    At December 31, 2008, the Company does not expect to reclassify any pre-tax gains or losses on cash flow hedges into earnings during the next 12 months. In the event that cash flow hedge accounting is no longer applied because the derivative is dedesignated as a hedge or the hedge is not considered to be highly effective, the reclassification from accumulated other comprehensive income into earnings may be accelerated.

    The Company also enters into contracts with Allianz SE with the objective to economically hedge risk associated with Allianz SE's stock based compensation  plan.  The  contracts  are  recorded  at  fair  value  on  the
    Consolidated Balance Sheets with the change in fair value recorded in derivative income on the Consolidated Statements of Operations. The (decreases) increases in fair value of these contracts were $(7,202), $(9,746), and $8,788 for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and 2007, the Company owned 110,177 and 113,830 contracts with a cost of $8,981 and $9,019, respectively, and a fair value of $3,920 and $11,161, respectively. See further discussion of the stock based compensation plan in note 17.

    The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income generating purposes. At December 31, 2008, there were six counterparties with a net receivable exposure to the Company of $161,997. At December 31, 2008, $26,187 of that exposure was not covered by collateral held. At December 31, 2007, there were 11 counterparties with a net receivable exposure to the Company of $193,936. At December 31, 2007, $128,548 of that exposure was not covered by collateral held. At December 31, 2008 and 2007, respectively, the Company also had net liability positions to certain counterparties of $114,374 and $32,647 that was not covered by collateral posted to counterparties. This resulted in a total net (liability)
    receivable of ($106,669) and $95,901 as of December 31, 2008 and 2007, respectively. Dresdner Bank Aktiengesellschaft (Dresdner Bank), a related party, accounted for 0% and 1.1% of contractual net exposure held at December 31, 2008 and 2007, respectively. During 2008, the Company established an allowance of $1,500 due to the bankruptcy of a derivative counterparty. The related receivable balance was $7,139 at December 31, 2008. Management believes that no significant credit risk exists.







                                       41                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    In 2007, the Company began to utilize derivatives within certain actively managed investment portfolios that were a net asset of $1,216 at December 31, 2008 and a net liability of $11,806 at December 31, 2007. Within these portfolios, derivatives can be used for hedging, replication, and income generation only.

    The Company enters into credit default swaps that assume credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company will only need to pay on the contract if a credit event occurs. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount.

    The table below presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company is assuming credit risk as of December 31, 2008:



                                                                                        Weighted
                                                                                      Average Years
Credit Derivative Type by                                                                  to
Derivative Risk Exposure                      Notionale Amount     Fair Value           Maturity    AveragetCredit Rating
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Single name credit default swaps:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        Emerging markets sovereign credit     $       6,100   $    (1,658)                  8                A-
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                         1,860           (10)                  5               AAA
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Below investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        Emerging markets sovereign credit             2,600        (1,366)                  9                B+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        European Union corporate credit                 200           (74)                  4                B+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                           100           (12)                  2                CAA+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Basket credit default swaps:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                         8,177          (154)                  5               BAA+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. asset-backed securities                  1,000          (945)                29                AA
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Below investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        Emerging markets sovereign credit            16,800        (2,534)                  5               BA+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        European Union corporate credit               2,300          (677)                  3               B+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                        14,570        (2,421)                  4               B-
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total                                        $      53,707   $    (9,852)
-------------------------------------------------------------------------------------------------------------------------





    The Company has posted $11,700 of collateral in the form of cash related to the liabilities above.



                                       42                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)







    Gross and net realized investment gains (losses) for the years ended December 31, 2008, 2007, and 2006 are summarized as follows:





-----------------------------------------------------------------------------------------------------------------
                                                                  Years ended December 31,
                                                                    2008             2007            2006
-----------------------------------------------------------------------------------------------------------------

Available-for-sale:
    Fixed-maturity securities:
      Gross gains on sales and exchanges                      $       113,791   $      43,633   $      44,105
      Gross losses on sales and exchanges                                (350)        (42,273)        (55,714)
             Total                                                    113,441           1,360         (11,609)
      Other-than-temporary impairments                             (3,580,665)       (773,279)       (612,766)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net losses on fixed-maturity securities               (3,467,224)       (771,919)       (624,375)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Equity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains on sales and exchanges                                -               1,410         102,652
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses on sales and exchanges                              (2,611)           (617)         (6,875)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Other-than-temporary impairments                                  -                 (76)            (29)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net (losses) gains on equity securities                   (2,611)            717          95,748
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
               Net losses on available-for-sale securities         (3,469,835)       (771,202)       (528,627)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Trading:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Fixed-maturity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains on sales and exchanges                               36,472           4,039               4
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses on sales and exchanges                             (29,872)         (7,243)         (1,326)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net gains (losses) on fixed-maturity securities            6,600          (3,204)         (1,322)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Equity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains on sales and exchanges                                  890             223               6
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses on sales and exchanges                              (1,081)             (3)           (248)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net (losses) gains on equity securities                     (191)            220            (242)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Fixed-maturity and equity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains due to market appreciation                          122,841          53,246          17,319
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses due to market depreciation                        (568,774)         (5,820)        (74,512)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net (losses) gains due to market appreciation           (445,933)         47,426         (57,193)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
               Net (losses) gains on trading securities              (439,524)         44,442         (58,757)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Provision for mortgage loans on real estate                            (4,183)         (9,884)        (11,935)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gain on real estate sales                                               -              33,320          21,451
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gain on sale of Life Sales                                              -               -              22,451
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Other                                                                  (4,717)         (7,654)         (1,996)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                  Net realized investment losses              $    (3,918,259)  $    (710,978)  $    (557,413)
----------------------------------------------------------------==============----============----============---
----------------------------------------------------------------==============----============----============---

-----------------------------------------------------------------------------------------------------------------


    In 2006, the Company sold its interest in Life Sales, a third-party marketing organization. This resulted in a pre-tax gain of $22,451, which is included in the realized investment losses, net on the Consolidated Statements of Operations.







                                       43                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The OTTI listed above are limited due to the recognition of OTTI on the securities in prior periods. The increase in other-than-temporary impairments in 2008 is related to the general U.S. economic downturn and related credit issues and increasing credit spreads on fixed-maturity securities.

    Major categories of interest and similar income, net and derivative income for the respective years ended December 31 are shown below. Interest and similar income related to securities held under repurchase agreements is shown with fixed-maturity securities, and was $0, $0, and $5,512 in 2008, 2007, and 2006, respectively.



                                                                 2008              2007               2006
                                                            ----------------   --------------    ---------------
Interest and similar income, net:
     Available-for-sale fixed-maturity securities        $     2,218,194    $   1,912,421     $    1,657,920
     Investment income on trading securities                     328,900          298,908            188,468
     Mortgage loans on real estate                               281,586          239,081            176,235
     Interest on loans to affiliates                              47,038           27,871             35,030
     Short-term securities                                        27,123           44,910             76,047
     Rental income on real estate                                 24,407           34,116             36,780
     Policy loans                                                 11,978           11,384              9,182
     Other invested assets                                         5,879           42,530             20,227
     Interest on assets held by reinsurers                         3,609            3,817              4,054
     Dividends from available-for-sale common stock                   -               173                335
                                                            ----------------   --------------    ---------------
        Total                                                  2,948,714        2,615,211          2,204,278
Less:
     Investment expenses                                          39,820           49,880             61,435
                                                            ----------------   --------------    ---------------
                                                            ----------------   --------------    ---------------
        Total interest and similar income, net           $     2,908,894    $   2,565,331     $    2,142,843
                                                            ================   ==============    ===============

Derivative (loss) income:
     Change in fair value of equity-indexed annuity
        and guaranteed benefit-related options           $         (143,403)$       (195,715) $      124,391
     Gain (loss) on exercise of equity-indexed annuity
        and guaranteed benefit-related options                   417,573             (13,741)         59,794
     (Loss) gain on exercise of equity-indexed annuity
        and guaranteed benefit-related futures                   (1,305,738)         (43,820)        459,046
     Change in fair value and gain (loss) on
        exercise of other derivatives                             27,545            1,884                 -
                                                            ----------------   --------------    ---------------
           Total derivative (loss) income                $       (1,004,023)$       (251,392) $     643,231
                                                            ================   ==============    ===============







                                       44                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The Company's investment in mortgage loans on real estate at December 31, 2008 and 2007 is summarized as follows:


                                                                       2008                  2007
                                                                 ------------------    ------------------
Mortgage loans on real estate:
     Commerical                                               $       4,883,265     $       4,442,855
     Residential                                                          1,505                 1,573
     Valuation allowances                                                  (46,397)              (42,214)
                                                                 ------------------    ------------------
                 Total mortgage loans on real estate          $       4,838,373     $       4,402,214
                                                                 ==================    ==================




    At December 31, 2008, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 42.3% or $2,068,676, and 10.1% or $493,416, respectively. At December 31, 2007, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 41.0% or $1,823,506, and 11.8% or $523,516, respectively.

    Interest rates on investments in new mortgage loans ranged from a minimum of 5.74% to a maximum of 6.72%. The maximum percentage of the loan to the value of the related real estate of any one loan was 80%.

    The valuation allowances on mortgage loans on real estate at December 31, 2008, 2007, and 2006 and the changes in the allowance for the years then ended are summarized as follows:

                                                  2008                  2007                  2006
                                           -------------------   -------------------   -------------------
Balance, beginning of year              $           42,214    $           32,330    $           20,395
     Charged to operations                           4,183                 9,884                11,935
                                           -------------------   -------------------   -------------------
Balance, end of year                    $           46,397    $           42,214    $           32,330
                                           ===================   ===================   ===================


    The Company's investment portfolio includes mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of sub-prime loans within the securities, the Company does not have a material exposure to sub-prime mortgages.

(6) FAIR VALUE MEASUREMENTS

    The following financial instruments are carried at fair value on a recurring basis in the Company's Consolidated Financial Statements: fixed-maturity securities, freestanding and embedded derivatives, equity securities, corporate-owned life insurance, and separate accounts assets.

    SFAS 157 establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

       Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

       Level 2 - Valuations  derived  from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
                  (a)Quoted  prices for similar assets or liabilities in active markets.
                  (b)Quoted  prices   for   identical   or  similar  assets  or
                     liabilities in markets that are not active.



                                       45                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





                  (c)Inputs other than quoted prices that are observable.
                  (d)Inputs that are derived principally  from  or corroborated by observable market data by correlation or other means.

       Level 3 - Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company's own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

    The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate SFAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3.

    The following table presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31, 2008:


                                                          Total             Level 1           Level 2           Level 3
                                                      ---------------   ----------------  ----------------   ---------------
                                                      ---------------   ----------------  ----------------   ---------------
Assets accounted for at fair value:
      Fixed-maturity securities (1)                 $     41,887,964  $       1,609,382 $      38,250,019  $      2,028,563
      Derivative investments (2)                             621,784             14,961           568,239            38,584
      Equity securities                                        9,602              9,602                 -                 -
      Corporate owned life
      insurance (3)                                           86,388                  -            86,388                 -
      Separate account assets (4)                         11,791,728         11,791,728                 -                 -
                                                      ---------------   ----------------  ----------------   ---------------
                                                      ---------------   ----------------  ----------------   ---------------
Total assets accounted for at fair value            $     54,397,466  $     13,425,673  $     38,904,646   $       2,067,147
                                                      ===============   ================  ================   ===============
                                                      ===============   ================  ================   ===============

Liabilities accounted for at fair value:
      Derivative liabilities                        $        535,481  $           2,059 $         533,422  $              -
      Annuity embedded derivative liabilities (5)          7,058,370                  -                 -          7,058,370
                                                      ---------------   ----------------  ----------------   ---------------
                                                      ---------------   ----------------  ----------------   ---------------
Total liabilities accounted for at fair value       $      7,593,851  $              2,0$9         533,422 $       7,058,370
                                                      ===============   ================  ================   ===============
                                                      ===============   ================  ================   ===============




        (1)Fixed-maturity securities differ from amount reported on the Consolidated Balance Sheets due to $138 of held-to-maturity securities that are carried at amortized cost and not included here.
        (2)Derivative investments are net of a $9,531 embedded derivative liability reported within loans to affiliates on the Consolidated Balance Sheets.
        (3)Corporate owned life insurance is reported in other invested assets on the Consolidated Balance Sheets.
        (4)In accordance with SOP 03-1, the value of separate account liabilities is set to equal the fair value of separate account assets.
        (5)Annuity embedded derivative liabilities are reported in future policy benefit reserves and policy and contract account balances on the Consolidated Balance Sheets.


    The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table. These fair values represent an exit price (i.e., what a buyer in the market place would pay for an asset in a current sale or charge to transfer a liability).



                                       46                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)






    VALUATION OF FIXED-MATURITY SECURITIES AND EQUITY SECURITIES

    The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models, and related methodology and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, municipal securities rulemaking board (MSRB) reported trades, nationally recognized municipal securities information repository (NRMSIR) material event notices, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In certain cases including private placement securities as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

    Generally, treasury securities and exchange traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2 because the inputs used are market observable. Bonds for which prices were obtained from broker quotes and private placement securities that are internally priced are included in Level 3.

    At December 31, 2008, private placement securities of $1,493,372 were included in Level 3. Internal pricing models based on market proxy securities are used to value these holdings. AZOA portfolio managers monitor the proxies used on a monthly basis for reasonableness. This includes ensuring there are no significant credit events impacting the proxy security and that the spreads used are still reasonable under the circumstances.

    VALUATION OF DERIVATIVES

    The fair value of option assets and liabilities are derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. The fair value of forwards and swaps are based on quoted market prices. Exchange traded options and futures are generally included in Level 1. Options that are internally priced are included in Level 2 because they use market observable inputs.

    VALUATION OF CORPORATE OWNED LIFE INSURANCE (COLI)

    The policy value of COLI is recorded at fair value on the Consolidated Balance Sheets. Its fair value is tied to the S&P 500 market index at the measurement date. COLI is included in Level 2 because although its fair value is tied to its underlying assets and is market observable, the exit markets are different.

    VALUATION OF SEPARATE ACCOUNT ASSETS

    Separate account assets are carried at fair value and reported as a summarized total on the Consolidated Balance Sheets. The fair value of the separate account assets is based on the fair value of the underlying assets. Funds in the separate accounts are primarily invested in mutual funds with the following investment types - bond, domestic equity, international equity, or specialty. The separate account funds also hold certain money market funds. Mutual fund investments are generally included in Level 1. The remaining investments are categorized similar to the







                                       47                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    investments held by the Company in the general account (e.g., if the separate account invested in corporate bonds or other fixed-maturity securities, that portion could be considered a Level 2 or Level 3).

    EMBEDDED DERIVATIVES

    Embedded derivatives principally include the equity-indexed features contained in fixed-indexed annuity products and certain variable annuity riders. Embedded derivatives are recorded in the Consolidated Financial Statements at fair value with changes in fair value adjusted through net
    (loss) income.

    Fair values of the embedded derivative liabilities are calculated based on internally developed models because active, observable markets do not exist for these liabilities. Fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

    The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year's option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. A separate amount is reserved for the GMWB rider on some fixed-indexed annuity products. Effective January 1, 2008 upon adoption of SFAS 157, the valuation of the embedded derivative now includes an adjustment for the Company's own credit standing and a risk margin for non-capital market inputs. The Company's own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company's own credit profile. Risk margin is incorporated into the valuation model to capture the non-capital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company's own credit standing, and variations in actuarial assumptions regarding policyholder behavior and risk margin related to non-capital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net (loss) income.

    The Company issues certain variable annuity products with guaranteed minimum benefit riders. These include GMWB and GMAB riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within future policy benefit reserves on the Consolidated Balance Sheets. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit standing and a risk margin for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margin is established to capture the non-capital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company's own credit standing, and variations in actuarial assumptions regarding policyholder







                                       48                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net (loss) income.

    The Company issues equity-indexed universal life policies, which contain an embedded derivative similar to the fixed-indexed annuity products. The embedded derivative was not significant in the prior year. An estimate of $3,794 was recorded as a reduction of reserves at December 31, 2008 and the Company will continue to refine this calculation in 2009. This amount is not included in the total for Level 3 liabilities in the tables within this note.

    The Company also has an embedded derivative asset related to a modified coinsurance agreement with Transamerica. This agreement results in a credit derivative based on the difference between the LIBOR and Corporate A-spread as of an average portfolio purchase date. This derivative is on a closed block of business and is not significant to the ongoing results of the Company.

    The following table provides a reconciliation of the beginning and ending balances for the Company's Level 3 assets and liabilities measured at fair value on a recurring basis.


                                                           Fixed-maturity         Derivative                Embedded Derivative
                                                            Securities            Assets                      Liabilities
                                                           -------------------------------------------------------------------
Balance January 1, 2008                                 $            2,690,291            $46                 (6,247,943)
Total realized/unrealized (losses) gains included in:
Net (loss) income                                                     (323,508)       38,538                    (117,160)
Other comprehensive loss                                                (19,128)           -                          -
Purchases, sales, issuances, and
settlements                                                          1,010,536             -                    (693,267)
Transfer in and/or out of Level 3, net                             (1,329,628)             -                           -
                                                           -------------------  -------------   -------------------------
Balance December 31, 2008                               $            2,028,563        $38,584 $               (7,058,370)
                                                           ===================  =============   =========================
Realized (losses) gains included in net (loss)
income related to financial instruments
still held at December 31, 2008                         $             (327,646        $38,538 $                (697,508)
                                                           ===================  =============   =========================









    TRANSFERS

    The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers in and/or out of Level 3 are reported as of the beginning of the period in which the change occurs.

    The net transfers out of Level 3 for the year ended December 31, 2008 are a result of observable inputs becoming available for certain fixed maturity securities.




                                       49                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    NON-RECURRING FAIR VALUE MEASUREMENTS

    Occasionally, certain assets and liabilities are measured at fair value on a non-recurring basis (e.g., impaired assets). At December 31, 2008, there were no assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.




                                       50                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
    The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31, 2008 and 2007.


-----------------------------------------------------------------------------------------------------------------
                                                        2008                            2007
                                                    -----------------------------   -----------------------------
                                                      Carrying          Fair          Carrying          Fair
                                                       amount          value           amount          value
                                                    -------------   -------------   -------------   -------------
Financial assets:
    Available for sale:
      Fixed-maturity securities:
        U.S. government                          $     886,106    $    886,106   $   2,097,769    $  2,097,769
        Agencies not backed by the full faith and
          credit of the U.S. government                131,540         131,540          36,130          36,130
        States and political subdivisions              309,776         309,776         307,689         307,689
        Foreign governments                            226,130         226,130         229,495         229,495
        Public utilities                             1,783,120       1,783,120       1,490,340       1,490,340
        Corporate securities                        20,646,663      20,646,663      19,563,675      19,563,675
        Mortgage-backed securities                  12,697,016      12,697,016      10,618,797      10,618,797
        Collateralized mortgage obligations             45,717          45,717          47,427          47,427
      Equity securities                                     75              75          16,719          16,719
    Trading:
      Fixed-maturity securities:
        U.S. government                                723,276         723,276       1,208,702       1,208,702
        Agencies not backed by the full faith and
          credit of the U.S. government                 23,944          23,944          21,169          21,169
        States and political subdivisions               57,974          57,974          57,363          57,363
        Foreign governments                             47,671          47,671          41,508          41,508
        Public utilities                               305,806         305,806         299,256         299,256
        Corporate securities                         3,237,355       3,237,355       3,460,176       3,460,176
        Mortgage-backed securities                     758,357         758,357         897,377         897,377
        Collateralized mortgage obligations              7,651           7,651          41,542          41,542
      Equity securities                                  9,527           9,527          29,325          29,325
    Mortgage loans on real estate                    4,838,373       4,701,641       4,402,214       4,384,442
    Short-term securities                            1,496,911       1,496,911         737,039         737,039
    Derivatives                                        631,315         631,315         379,855         379,855
    Loans to affiliates                                723,802         725,464         725,826         731,283
    Policy loans                                       174,599         174,599         169,058         169,058
    Cash                                                73,073          73,073          92,177          92,177
    Separate account assets                         11,791,728      11,791,728      20,541,717      20,541,717
Financial liabilities:
    Investment contracts                         $  56,171,396   $  44,717,497   $  43,751,194   $  35,154,322
    Derivative liability                               535,481         535,481         229,351         229,351
    Mortgage notes payable                             129,075         114,143         134,123         141,958
    Separate account liabilities                    11,791,728      11,791,728      20,541,717      11,791,728









                                       51                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)







    The fair value of mortgage loans on real estate has been calculated using discounted cash flows using market interest rates as of year-end representative of those that a market participant would use. Credit risk was considered in this valuation implicitly within the discount rate used. The fair value of loans to affiliates is calculated by management using the market price of a financial instrument with similar characteristics.

    Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets.

    Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved, including consideration of the Company's own credit standing and a risk margin for non-capital market inputs. Fair value of mortgage notes payable is the present value of future payment amounts, calculated using market interest rates as of year-end representative of those a market participant would use. Fair values of separate account liabilities are equal to the fair value of the separate account assets that support them.

    Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(7) GOODWILL

    Goodwill at December 31, 2008, 2007, and 2006, and the changes in the balance for the years then ended are as follows:


                                                             2008                  2007                  2006
                                                      -------------------   -------------------   -------------------
Balance, beginning of year                          $         502,640     $         495,243     $         428,323
     Increased ownership in partially owned
          field marketing organizations                            -                  6,181                66,920
     Purchase of assets                                         1,879                    -                     -
     Acquisition of TFAC                                           -                  1,216                    -
     Release of tax reserve of ALAC                                  (41)                -                     -
     Impairment of goodwill on ALAC                               (1,175)                -                     -
                                                      -------------------   -------------------   -------------------
Balance, end of year                                $         503,303     $         502,640     $         495,243
                                                      ===================   ===================   ===================


    The increase in goodwill for 2008 is the result of an asset purchase including intangible assets of a field marketing organization of $2,000. The purchase price was allocated as follows: tangible assets received $30; intangible asset for non-compete agreement $140; deferred tax liability ($49); and goodwill $1,879.

    Increase in goodwill in 2007 and 2006 is the result of the exercise of put options by minority-owned field marketing organizations requiring the Company to purchase part or all of the stock or member interests of the organizations. In addition, part of the 2007 increase in goodwill was related to the acquisition of TFAC. See notes 4 and 19 for further information.

    The release of the tax reserve of ALAC was the result of state tax statutes expiring. At the time of acquisition, the seller had recorded a tax contingency reserve. SFAS 109 dictates that releases of tax contingency reserves that are on the books at time of acquisition be credited against goodwill as they reverse.







                                       52                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The value of goodwill for ALAC was based on estimated future profits from issuing new insurance products. An impairment evaluation of goodwill was based on the Company's evaluation of a change in likelihood of issuing new insurance products. Since acquisition, ALAC has not issued any products and has no immediate plan to do so in the near future. As a result, the Company determined that goodwill has no value and it was impaired to reflect this decision. The impairment is included in general and administrative expenses on the 2008 Consolidated Statement of Operations. There were no goodwill impairments in 2007 or 2006.

(8) VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

    VOBA at December 31, 2008, 2007, and 2006, and the changes in the balance for the years then ended are as follows:


                                                 2008                  2007                  2006
                                           ------------------    ------------------   -------------------
Balance, beginning of year               $         28,312      $         53,844     $          66,373
     Interest                                       1,169                 1,137                 1,313
     Amortization                                     (2,379)              (12,350)               (9,338)
     Change in shadow VOBA                          2,093                  (14,319)               (4,504)
                                           ------------------    ------------------   -------------------
Balance, end of year                     $         29,195      $         28,312     $          53,844
                                           ==================    ==================   ===================


    The net amortization of the VOBA in each of the next five years is expected to be:

 2009        $  6397
 2010           5459
 2011           4382
 2012           4096
 2013           3563


    Intangible assets at December 31, 2008, 2007, and 2006 and the changes in the balance for the years then ended are as follows:


                                             2008                  2007                 2006
                                      -------------------   -------------------   ------------------
Balance, beginning of year         $           10,302    $           10,489    $            39,519
     Addition                                     140                 2,482                 5,390
     Amortization                                 (2,615)               (2,669)              (4,770)
     Impairment                                    -                     -                  (29,650)
                                      -------------------   -------------------   ------------------
Balance, end of year               $            7,827    $           10,302    $          10,489
                                      ===================   ===================   ==================



                                       53                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Amortization of intangible assets in each of the next five years is expected to be:

 2009        $  2352
 2010           1587
 2011            630
 2012             43
 2013              0


    During 2006, an impairment of the contractual right intangible asset totaling $29,650 was recorded associated with the anticipated sale of a subsidiary that served as the administrator of the Company's variable annuity business. The impairment was determined based on the offers received from potential buyers for the subsidiary, although the subsidiary was never sold. The impairment is included in general and administrative expenses on the 2006 Consolidated Statement of Operations.

    During   2008   and   2007,  there  were  no  other  events  or  changes  in
    circumstances, other than as described above, that warranted recoverability testing for intangible assets.

    Accumulated amortization of VOBA and other intangible assets was $215,115 and $210,121 as of December 31, 2008, and 2007, respectively.

(9) DEFERRED ACQUISITION COSTS

    DAC at December 31, 2008, 2007, and 2006 and the changes in the balance for the years then ended are as follows:


                                                2008                  2007                  2006
                                         -------------------   -------------------   -------------------
Balance, beginning of year            $        5,575,492    $        5,265,226    $        4,326,771
     Capitalization                              865,521               919,445             1,166,321
     Interest                                    186,410               177,153               161,169
     Amortization                              1,732,133                 (445,863)          (277,844)
     Change in shadow DAC                          (106,054)             (340,469)          (111,191)
                                         -------------------   -------------------   -------------------
Balance, end of year                  $        8,253,502    $        5,575,492    $        5,265,226
                                         ===================   ===================   ===================



    The negative DAC amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated gross profits to increase, which caused amortization to be negative.

    The Company reviews its best estimate assumptions each year and records "unlocking" as appropriate. During 2008, the Company completed a comprehensive study of assumptions underlying estimated gross profits, resulting in an "unlocking". This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.







                                       54                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The pre-tax impact on the Company's assets and liabilities as a result of the unlocking during 2008 and 2007 was as follows:


                                                      2008                 2007
                                               -------------------  -------------------
Assets:
     DAC                                     $           (117,331)$           (185,748)
     DSI                                                 3,368                 (20,290)
                                               -------------------  -------------------
        Total asset decrease                             (113,963)            (206,038)
                                               -------------------  -------------------
Liabilities:
     Policy and contract account balances                (166,800)            (478,733)
     Future policy benefit reserves                       (18,886)              (7,810)
                                               -------------------  -------------------
        Total liabilities decrease                       (185,686)            (486,543)
                                               -------------------  -------------------
        Net increase                                    71,723              280,505
Deferred income tax expense                             25,103               98,177
                                               -------------------  -------------------
        Net increase                         $          46,620    $         182,328
                                               ===================  ===================




    The 2006 unlocking was immaterial to the Consolidated Financial Statements.

(10) DEFERRED SALES INDUCEMENTS

    DSI at December 31, 2008, 2007, and 2006 and the changes in the balance for years then ended are as follows:

                                              2008                  2007                  2006
                                        ------------------    ------------------    ------------------
Balance, beginning of year           $         767,916     $         721,322     $         590,537
     Capitalization                            128,056               118,863               152,416
     Amortization                              169,359                  (64,013)              (36,343)
     Interest                                   30,081                28,320                23,067
     Change in shadow DSI                        2,394                  (36,576)               (8,355)
                                        ------------------    ------------------    ------------------
Balance, end of year                 $       1,097,806     $         767,916     $         721,322
                                        ==================    ==================    ==================



    The negative DSI amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated gross profits to increase, which caused amortization to be negative.









                                       55                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(11)SEPARATE ACCOUNTS AND ANNUITY PRODUCT GUARANTEES

    Guaranteed   minimums   for  the  respective  years  ended  December 31  are
    summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):


                                             December 31, 2008                     December 31, 2007
                                     -----------------------------------  ------------------------------------
                                      Account     Net amount   Weighted    Account     Net amount   Weighted
                                       value       at risk     age (years)  value       at risk     age (years)
                                     -----------  -----------  ---------  -----------  -----------  ----------
Guaranteed Minimum Death
   Benefits (GMDB):
-----------------------------------
   Return of premium               $ 9,775,969  $ 1,301,530       62.7  $ 10,990,304 $     9,710        62.0
   Ratchet and return of premium     3,231,730      689,316       64.4    3,384,951       45,106        63.6
   Ratchet and rollup                4,624,497    2,087,297       66.1    7,654,982      239,775        65.3
   Ratchet and earnings protection rider 4,872        4,702       73.8        7,594        3,709        70.9
   Reset                               117,766       25,980       72.4             -            -         n/a
   Earnings protection rider           291,895       69,780       62.7      473,903       37,050        61.8
                                                  -----------             -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 18,046,729 $ 4,178,605             $ 22,511,734 $   335,350
                                     ===========  ===========             ===========  ===========
Guaranteed Minimum Income
   Benefits (GMIB):
-----------------------------------
   Return of premium               $   188,077  $    14,806       62.7  $ 3,473,115  $       215        62.6
   Ratchet and return of premium     5,704,906      468,852       64.1      143,597        1,402        63.2
   Ratchet and rollup                5,596,569    2,334,522       64.0    10,901,098      18,625        64.7
                                     -----------  -----------             -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 11,489,552 $ 2,818,180             $ 14,517,810 $    20,242
                                     ===========  ===========             ===========  ===========
Guaranteed Minimum Accumulation
   Benefits (GMAB):
-----------------------------------
   Five years                      $ 7,603,356  $   803,248       63.3  $ 8,930,675  $    73,131          n/a
   Ten years                             5,831          533       71.5        9,030            1          n/a
                                                  -----------             -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 7,609,187  $   803,781             $ 8,939,705  $    73,132
                                     ===========  ===========             ===========  ===========
Guaranteed Minimum Withdrawal
   Benefits (GMWB):
-----------------------------------
   No living benefit               $   292,313  $    27,854       60.1  $    32,212  $          -         n/a
   Life benefit with optional reset    737,999      349,615       67.3      545,563             -         n/a
   Life benefit with automatic reset   660,914      203,764       60.1       66,839             -         n/a
   Life benefit with 8% rollup           6,396        2,004       65.6             -            -         n/a
   Life benefit with 10% rollup        183,973        2,787       60.4             -            -         n/a
                                     -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 1,881,595  $   586,024             $   644,614  $          -
                                     ===========  ===========             ===========  ===========










    The net amount at risk has increased in 2008 due to the current economic environment. Account values have dropped due to the underperformance of the markets, which causes the guarantee reserves to significantly increase.









                                       56                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    At December 31, 2008 and 2007, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:



              Investment type                         2008                  2007
--------------------------------------------    ------------------    ------------------
Mutual funds:
     Bond                                    $       1,638,747     $       1,828,328
     Domestic equity                                 3,950,854             8,408,134
     International equity                            1,688,463             3,694,314
     Specialty                                       3,361,889             5,797,564
                                                ------------------    ------------------
                 Total mutual funds                 10,639,953            19,728,340
Money market funds                                   1,050,780               627,393
Other                                                  100,995               185,984
                                                ------------------    ------------------
                 Total                       $      11,791,728     $      20,541,717
                                                ==================    ==================


    The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:


                                         GMDB           GMIB           GMAB           GMWB          Totals
                                     -------------  -------------  -------------  -------------   ------------
Balance as of December 31, 2006    $     35,306   $     28,280   $      9,315   $          -    $    72,901
    Incurred guaranteed benefits          7,481         12,893           (3,522)           -         16,852
    Paid guaranteed benefits               (4,802)           -              -              -           (4,802)
                                     -------------  -------------  -------------  -------------   ------------
Balance as of December 31, 2007          37,985         41,173          5,793              -         84,951
    Incurred guaranteed benefits        107,231        216,386        491,482        312,590      1,127,689
    Paid guaranteed benefits              (20,414)           -              (10)           -          (20,424)
                                     -------------  -------------  -------------  -------------   ------------
Balance as of December 31, 2008    $    124,802   $    257,559   $    497,265   $    312,590    $ 1,192,216
                                     =============  =============  =============  =============   ============


(12)MORTGAGE NOTES PAYABLE

    In April 2005, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo), not to exceed $95,000, as short-term financing for the construction of an addition to the Company's headquarters. In June 2006, the loan was paid in full.

    In July 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company (Northwestern) for the Company's headquarters. In 2005, the Company agreed to enter into a separate loan agreement with Northwestern in conjunction with the construction of an addition to the Company's headquarters of $65,000. This loan was funded in June 2006 and combined with the existing mortgage. As of December 31, 2008 and 2007, the combined loan had a balance of $129,075 and $134,123, respectively. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of







                                       57                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company used to finance the acquisition of property for, and construction of, the Company's headquarters.

    The Company had long-term debt in the form of a mortgage on an investment in real estate. This loan was paid in full in August 2007.

    Interest expense for all loans was $7,258, $7,942, and $5,352 in 2008, 2007, and 2006, respectively, and is presented in general and administrative expenses on the Consolidated Statements of Operations.

    The future principal payments required under the Northwestern loan are as follows:

 2009                        $    5334
 2010                             5636
 2011                             5955
 2012                             6292
 2013 and beyond                105858
                     Total   $  129075



(13)ACCIDENT AND HEALTH CLAIM RESERVES

    Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2008 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact the Company's future reported earnings.







                                       58                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Activity in the accident and health claim reserves is summarized as follows:

                                                         2008                 2007                2006
                                                   ------------------   -----------------   -----------------
Balance at January 1, net of reinsurance
     recoverables of $234,740, $329,398, and
     $215,327, respectively                     $          63,413    $         60,189    $        155,552
Adjustment primarily related to commutation
     and assumption reinsurance on blocks
     of business                                              (2,710)                (98)            (18,564)
Incurred related to:
     Current year                                          13,763              10,998              80,336
     Prior years                                            2,179               3,925                 (3,962)
                                                   ------------------   -----------------   -----------------
                 Total incurred                            15,942              14,923              76,374
                                                   ------------------   -----------------   -----------------
Paid related to:
     Current year                                           1,748               1,690              33,308
     Prior years                                           16,039               9,911             119,865
                                                   ------------------   -----------------   -----------------
                 Total paid                                17,787              11,601             153,173
                                                   ------------------   -----------------   -----------------
                                                   ------------------   -----------------   -----------------
Balance at December 31, net of reinsurance
     recoverables of  $221,620, $234,740,
     and $329,398, respectively                 $          58,858    $         63,413    $         60,189
                                                   ==================   =================   =================




    Prior year incurreds for 2008 reflect unanticipated claim development with the LTC business partially offset by commutation activity on the reinsurance assumed business. Prior year incurreds for 2007 reflect unanticipated claim development with reinsurance assumed and LTC business. Prior year incurreds in 2006 reflect the commutation activity on the reinsurance assumed business and the release of the health claim handling reserve. The significant decrease in total incurred and total paid claims from 2006 to 2007 is a result of the exiting of the Health Products business on October 1, 2006 as discussed in note 14.

(14)REINSURANCE

    The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess yearly renewal term (YRT) coverage and first dollar quota share coinsurance and YRT contracts. The Company retains a maximum of $10,000 coverage per individual life.

    Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

    Included in reinsurance recoverables at December 31, 2008 are $1,580,404, $955,742, $429,912, $357,988, and $280,702 of claim-related recoverables from five insurers who, as of December 31, 2008, were rated A- or higher by A.M. Best's Insurance Reports. The Company attempts to mitigate risk by arranging trust accounts or letters of credit







                                       59                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit account for less than 5% of the total reinsurance recoverable as of December 31, 2008.

    The Company has reinsurance recoverables and receivables with affiliates. Total affiliated reinsurance recoverables and receivables were $640 and $765 as of December 31, 2008, and 2007, respectively, and are included in reinsurance recoverables and receivables on the Consolidated Balance Sheets.

    Of the amounts ceded to others, the Company ceded accident and health premiums earned to the Company's ultimate parent, Allianz SE, of $0, $37, and $387 in 2008, 2007, and 2006, respectively.

    Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $14,800 for the recapture of $37,873 in reserves.

    During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
    (HCC), to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803, which is being amortized into operations through 2009. The Company amortized $7,593, $84,039, and $44,857 for 2008, 2007, and
    2006, respectively, which are included in other (loss) revenue on the Consolidated Statements of Operations. The remaining deferred gain was $313 and $7,906 as of December 31, 2008 and 2007, respectively. Offsetting the deferred gain, total incremental expenses of $24,859 were incurred in 2006 including $14,898 for commutation of certain reinsurance agreements in contemplation of the agreement with HCC, $7,565 for employee-related termination benefits, and $2,396 for write-off of capitalized software costs. The commutation of reinsurance agreements expense is included in benefit recoveries and the other incremental expenses are included in general and administrative expenses on the Consolidated Statements of Operations. As of December 31, 2008, all of these incremental costs were paid.

    Throughout 2008, 2007, and 2006, the Company entered into reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life and accident and health business that the Company decided to exit. In connection with these agreements, the Company had ceded premiums of $5,701, $71,549, and $75,981 in 2008, 2007, and 2006, respectively, and received expense allowances of $1,006, $3,505, and $3,539 in 2008, 2007, and 2006, respectively.

    Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2008, 2007, and 2006, $9,876, $11,652, and $12,659, respectively, were amortized and included in other (loss) revenue on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2008 and 2007 was $44,150 and $54,026, respectively, and was included in other liabilities on the Consolidated Balance Sheets.

    During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,354,444 and $2,346,440 were recorded as of December 31, 2008 and 2007, respectively, in connection with these agreements.

    During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In 2004, the majority of the in-force business that was coinsured with RGA was novated. At December 31, 2008 and 2007, the remaining deferred gain







                                       60                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    after the novation was $5,466 and $6,841, respectively, and was included in other liabilities on the Consolidated Balance Sheets. Deferred gain amortization was $1,375, $1,689, and $1,890 during 2008, 2007, and 2006, respectively, and was included in other (loss) revenue on the Consolidated Statements of Operations.

(15)INCOME TAXES

(a)      Income Tax (Benefit) Expense

         Total income tax (benefit) expense for the years ended December 31 is as follows:

                                                                   2008             2007              2006
                                                              ---------------   --------------    --------------
Income tax (benefit) expense attributable to operations:
    Current tax expense                                    $       47,043    $      64,245     $      80,922
    Deferred tax (benefit) expense                                  (654,033)         (60,259)        27,879
                                                              ---------------   --------------    --------------
      Total income tax (benefit) expense
        attributable to net (loss) income                           (606,990)        3,986           108,801
Income tax effect on equity:
    Income tax (benefit) expense
      allocated to stockholder's equity:
        Attributable to unrealized (losses)
           and gains on investments                                   (4,153)      111,800               213
        Attributable to unrealized (losses) and
           gains on post-retirement obligation                          (686)            (564)         1,304
        Attributable to unrealized (losses)
           gains and on foreign exchange                              (4,265)        3,512                68
                                                              ---------------   --------------    --------------
                                                              ---------------   --------------    --------------
             Total income tax effect
               on equity                                   $        (616,094)$     118,734     $     110,386
                                                              ===============   ==============    ==============





    (b)  COMPONENTS OF INCOME TAX (BENEFIT) EXPENSE

         Income tax (benefit) expense computed at the statutory rate of 35% varies from income tax (benefit) expense reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:


                                                                    2008           2007          2006
                                                                 ------------   ------------  ------------
Income tax (benefit) expense computed at the statutory rate    $    (595,485)$    20,779    $  126,494
Dividends-received deductions and tax-exempt interest                (29,999)       (18,259)      (19,798)
Accrual (release) of tax contingency reserve                        1,048            (2,361)     4,400
Foreign tax, net                                                      (1,414)        688           389
Corporate owned life insurance                                     17,965            (2,450)       (6,123)
Other                                                                 895          5,589         3,439
                                                                 ------------   ------------  ------------
        Income tax (benefit) expense as reported               $    (606,990)$     3,986    $  108,801
                                                                 ============   ============  ============








                                       61                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    (c) COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE CONSOLIDATED BALANCE SHEETS

         Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets and liabilities, respectively, on the Consolidated Balance Sheets, at December 31 are as follows:



                                                                            2008                  2007
                                                                     -------------------   -------------------
Deferred tax assets:
     Policy reserves                                              $        2,033,475    $        1,710,145
     Coinsurance deferred income                                              20,187                28,424
     Expense accruals                                                         73,551                84,972
     Other-than-temporarily impaired assets                                1,574,293               466,525
     Investment income                                                        90,727                    -
     Provision for post-retirement benefits                                   10,164                 2,442
     Other                                                                       509                   154
                                                                     -------------------   -------------------
                 Total deferred tax assets                                 3,802,906             2,292,662
                                                                     -------------------   -------------------
Deferred tax liabilities:
     Deferred acquisition costs                                              (2,712,318)           (1,778,976)
     Investment income                                                            -                  (103,761)
     Depreciation/amortization                                                  (16,354)              (24,276)
     Value of business acquired                                                 (10,218)               (9,924)
     Deferred intercompany gain                                                  (7,858)               (7,858)
     Net unrealized gain on investments and foreign exchange                   (433,688)             (404,312)
     Other                                                                         (527)               (4,599)
                                                                     -------------------   -------------------
                 Total deferred tax liabilities                              (3,180,963)           (2,333,706)
                                                                     -------------------   -------------------
                                                                     -------------------   -------------------
                 Net deferred tax asset (liability)               $          621,943    $             (41,044)
                                                                     ===================   ===================


         Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

         Income taxes (received) paid by the Company were $(125,812), $143,000, and $83,896 in 2008, 2007, and 2006, respectively. At December 31, 2008 and 2007, respectively, the Company had a tax payable (receivable) from AZOA of $70,639 and $(103,550), reported in other assets on the Consolidated Balance Sheets.

         At December 31, 2008 and 2007, the Company had a tax (receivable) payable separate from the agreement with AZOA in the amount of $(2,568) and $236, respectively. These amounts are for foreign taxes and taxes on a majority owned subsidiary.

         With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. The IRS has surveyed 2003 through 2005 and has







                                       62                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         informed the Company that they do not intend to do any further review of those years. During 2008, the IRS reviewed the credit taken for the Telephone Excise Tax on AZOA and Subsidiaries' 2006 consolidated return. The IRS had no issues while on site and informed the Company that final closure on the issue should be forthcoming during the first quarter of 2009.

         At this time, the Company is not aware of any adjustments that may be proposed by the IRS.

         The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized a $21,578 increase in the liability for unrecognized tax benefits, which was accounted for as an increased current tax liability and an increased deferred tax asset as of January 1, 2007. It is reasonably expected that the amount of unrecognized tax benefits will increase in 2009 by approximately the same amount as it did in year 2008. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:


                                                2008                2007
                                          -----------------   -----------------
Balance at January 1                   $         22,961    $        21,578
Additions based on tax positions
     related to the current year                  5,198              1,383
                                          -----------------   -----------------
Balance at December 31                 $         28,159    $         22,961
                                          =================   =================



         Included in the balance at December 31, 2008 are $28,159 of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

         The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized expense (benefits) of $1,037, $(2,361), and $4,400, respectively, in interest and penalties. The Company had $3,076 and $2,039, for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

(16)RELATED-PARTY TRANSACTIONS

    (a)  LOANS TO AFFILIATES

         The Company held related-party invested assets of $723,802 and $725,826 at December 31, 2008 and 2007, respectively, representing 1.4% and 1.5% of total invested assets and 23.6% and 18.7% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+ and a Standard & Poor's rating of AA.

         In December 2003, the Company entered into an agreement to lend Allianz SE $350,000. On November 30, 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. On December 27, 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $130,000 at December 31, 2008 and 2007, and will be repaid, plus interest over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $6,734, $6,734, and $13,056 was earned during 2008, 2007, and







                                       63                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         2006, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations. The loan was collateralized by a *100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $145,460 at December 31, 2008.

         Effective January 26, 2001, the Company entered into an agreement to lend AZOA $100,000. The remaining loan balance was $63,089 and $76,270 as of December 31, 2008 and 2007, respectively. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years, and level semi-annual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2008 and 2007, in the amount of $13,181 and $12,283, respectively. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company (AGR), which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $5,238, $6,137, and $6,974 was earned during 2008, 2007, and 2006, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations.

         In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least "AA" by S&P or Moody's. AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from a wholly owned subsidiary of Dresdner Bank, Dresdner Bank Luxembourg. The effect of the agreement is a Reference Portfolio whereby DKPII designates a portfolio of assets in accordance with pre-established investment guidelines. The value of this forward agreement was $540,244 and $519,510 at December 31, 2008 and 2007, respectively, and is included in loans to affiliates on the Consolidated Balance Sheets. The interest earned in 2008 and 2007 was $20,734 and $19,510, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations. There is an embedded credit derivative in this agreement relating to the PFs' values with a balance of $(9,531) and $46 at December, 31, 2008 and 2007, respectively, and is reported in loans to affiliates. (Loss) income on the embedded credit derivative in 2008 and 2007 was $(9,577) and $46, respectively, and is included in derivative (loss) income on the Consolidated Statements of Operations. AZLPF is contractually protected from counterparty exposure to Dresdner Bank. Dresdner Bank pledges high-quality fixed income securities as collateral, based on 101% of the current market value of the AZLPF position in the investment. Refer to note 22 for discussion of the subsequent sale of Dresdner Bank and its subsidiaries.

    (b)  LOAN TO AFFILIATE - STOCKHOLDER'S EQUITY

         In December 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. Repayment of this loan started in 2008 with year-to-date principal payments received through December 31, 2008 in the amount of $44,269. The fair value of the loan was $210,300 and $256,950 at December 31, 2008 and 2007, respectively. The outstanding loan balance is included as a component of stockholder's equity on the Consolidated Balance Sheets. Interest of $14,332, $15,000, and $15,000 was earned during 2008, 2007, and 2006 and is included in interest and similar income, net on the Consolidated Statements of Operations.







                                       64                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    (c)  SECURITIES LENDING

         Beginning in 2005, the Company began participating in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company is an affiliate, Dresdner Klienwort Wasserstein. The Company had $0 and $177 in fair value of loaned securities outstanding as of December 31, 2008 and 2007, respectively. The fair value of collateral accepted that can be sold or repledged amounted to $0 and $199, of which none was sold or repledged as of December 31, 2008 or 2007, respectively. The Company earned fee revenue of $5,552, $5,190, and $4,451 for the years ended December 31, 2008, 2007, and 2006, respectively, in connection with these arrangements, which is reported in interest and similar income, net on the Consolidated Statements of Operations.

    (d)  OPTIONS

         The Company purchases and writes option contracts with Dresdner Bank as part of a derivative hedging strategy (see further discussion in note 5). At December 31, 2008 and 2007, options purchased were $0 and $1,772, respectively.

    (e)  REAL ESTATE

         The Company has real estate investment properties leased to affiliates. The Company reported $1,073, $4,064, and $3,993 in 2008, 2007, and
         2006, respectively, for rental income which is included in interest and similar income, net on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to a related party, Fireman's Fund Insurance Company (FFIC), a sister company wholly owned by the same parent company, AZOA. The Company received rental income of $811, $86, and $24 in 2008, 2007, and 2006, respectively. In addition, the Company leases office space from FFIC pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $190, $157, and $150 in 2008, 2007, and 2006, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

    (f)  SERVICE FEES

         The Company incurred fees for services provided by affiliated companies. The Company incurred fees of $39,980, $50,929, and $19,779 in 2008, 2007, and 2006, respectively. The Company's liability for these expenses was $1,576 and $11,906 at December 31, 2008 and 2007, respectively, and is included in other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

         The Company provides various services to affiliated companies. The Company earned $7,157, $5,330, and $1,779 in 2008, 2007, and 2006, respectively, for related administrative expenses incurred. The receivable for these expenses was $18 and $1,261 for 2008 and 2007, respectively. On a quarterly basis, the Company receives payment through cash settlement.

         The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), Allianz Global Distributors LLC (AGID), and Nicholas Applegate Capital, and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company's separate accounts to holders of the Company's variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap, and (3) the Company compensates AGID for providing services in connection with the distribution of variable products that offer investment







                                       65                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         options managed by PIMCO. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $1,499, $3,874, and $2,699 during 2008, 2007, and 2006, respectively, which is included in other (loss) revenue on the Consolidated Statements of Operations. At December 31, 2008 and 2007, $(147) and $669, respectively, were included for these fees in receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $3,027, $4,097, and $3,347 during 2008, 2007, and 2006, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $108 and $315 at December 31, 2008 and 2007, respectively, which is included in other liabilities on the Consolidated Balance Sheets.

    (g)  FINANCIAL GUARANTEE

         On October 6, 2008, Allianz SE invested $2,500,000 in The Hartford Financial Services Group, Inc. (Hartford) using funds from their subsidiaries. The Company had a $130,000 invested portion of the transaction. In connection with the Company's investment, Allianz SE has issued a financial guarantee of the notional amount in 10% fixed-to-floating rate junior subordinated notes of Hartford. The Company records the guarantee as the difference between par value and the market value of the bond. If at any time during the fixed rate period of the notes (ending October 15, 2018), the rating attributed by any one of S&P or Moody's falls below investment grade, or Hartford is subject to an event of default with its obligations under the notes, the Company has the right to sell the notes to Allianz SE. The consideration to be delivered by Allianz SE will be equal to the notional amount of the notes. At the option of Allianz SE, such consideration will be paid either in cash or senior notes of Allianz SE or one of its financial subsidiaries. See note 22 for more details.

    (h)  CAPITAL CONTRIBUTIONS

         The Company received capital contributions in 2008 and 2007 from AZOA of $280,000 and $150,000, respectively.

    (i)  MEMBERSHIP INTEREST TRANSFER

         Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales on February 1, 2006 for $23,587. AZIIG transferred its interest in Life Sales to FFIC. As a result of this sale, the Company recognized a gain on the sale net of tax of $14,593.

(17)EMPLOYEE BENEFIT PLANS

    The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

    The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Although the Company has recorded an accrual, management has not yet determined if there will be a profit-sharing contribution under the AAAP for the plan year ended December 31, 2008. The Company declared a profit-sharing contribution of 1.5% of employees' salaries for the plan years ended December 31, 2007 and 2006, reported in general and administrative expenses on the accompanying Consolidated Statements of







                                       66                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Operations and funded in 2008 and 2007, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution.

    The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the Company's discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $8,271, $9,960, and $12,679 in 2008, 2007, and 2006,
    respectively, toward the AAAP matching contributions and administration expenses.

    A defined group of highly compensated employees are eligible to participate in the AZOA Deferred Compensation Plan adopted January 1, 2008, which replaced the Allianz Life Deferred Compensation Plan. The purpose of the plan is to provide tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan for funds they have deferred. Employees' funds are invested on a pay period basis and are immediately invested. Participants and the Company share the administrative fee. The accrued liability of $8,405 and $14,776 as of December 31, 2008 and 2007, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

    The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $6,733 and $11,067 as of December 31, 2008 and 2007, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

    The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees Stock Appreciation Rights (SARs) and Restricted Stock Units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. A change in value of $(2,324), $4,326, and $10,980 was recorded in 2008, 2007, and 2006, respectively, and is included in general and administrative expenses on the Consolidated Statements of Operations. The related liability of $2,360 and $6,192 as of December 31, 2008 and 2007, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

    The Company is participating in an Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz SE at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares quarterly on predetermined dates set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $215, $457, and $281 in 2008, 2007, and 2006, respectively.

    In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. Effective June 1, 2008, the Company adopted the AZOA Severance Allowance Plan, which replaced the Employee Severance Pay Plan. Under the AZOA Severance Allowance Plan, all employees who are







                                       67                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    involuntarily terminated due to job elimination or reduction in force are eligible to receive benefits. The Company expensed $8,247, $5,712, and $5,135 in 2008, 2007, and 2006, respectively, toward severance payments.

    The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain post-retirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2008 and 2007 was $7,905 and $6,978, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. The Company began pre-funding its post-retirement liability in 2005 and plans to continue pre-funding in the future. The Company's plan assets at December 31, 2008 and 2007 were $16,720 and $14,503, respectively.

    In 2006, the Company adopted SFAS 158 and the amounts recognized in accumulated other comprehensive income, net of tax consist of:


                                                  2008                  2007                  2006
                                            ------------------    ------------------    ------------------
Net actuarial gain (loss)                $             521     $              78     $             (2,763)
Prior service (cost) credit                            (1,794)               (1,190)             5,185
                                            ------------------    ------------------    ------------------
                                            ------------------    ------------------    ------------------
                 Total                   $             (1,273) $             (1,112) $           2,422
                                            ==================    ==================    ==================


    Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost are $306 and $(898), respectively.

    No plan assets are expected to be returned to the Company during the next 12-month period.

(18)STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

    Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, and accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

    The statutory capital and surplus of the Company reported in the statutory annual statement filed with the State of Minnesota as of December 31, 2008 and 2007 was $2,009,309 and $2,441,338, respectively. Refer to note 22 for discussion of a capital contribution received from AZOA subsequent to December 31, 2008.

    The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2008 and 2007 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and







                                       68                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $244,134 can be paid in 2008 without prior approval of the Commissioner of Commerce.

    REGULATORY RISK-BASED CAPITAL

    An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 411% and 555% as of December 31, 2008 and 2007, respectively. Regulatory action against a company may begin when this ratio falls below 200%.

(19)COMMITMENTS AND CONTINGENCIES

    The Company and its subsidiaries are involved in various pending or threatened legal proceedings, including putative and certified class action proceedings, arising from the conduct of their business. The Company also owns a registered retail broker-dealer that is subject to a putative class action proceeding and individual arbitration proceedings. For each of the above mentioned lawsuits, the company cannot predict the potential outcome at this state of the proceedings. In November 2007, the Company settled one of the pending class action lawsuits. Individuals claims agreed to under the settlement are still being processed, so uncertainty remains on the Company's ultimate obligation. The Company recognizes legal costs for defending itself as incurred.

    The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

    The financial services industry, including mutual fund, variable and fixed annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years.

    Federal and state regulators are investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Included in these proceedings are several lawsuits brought by the Minnesota Attorney General's Office against insurance companies that offer annuities. One of these lawsuits was filed against the Company in January 2007 alleging unsuitable sales of fixed annuities to seniors. That lawsuit was settled in October 2007. While the Company expressly denied the allegations, the Company agreed to adopt certain modifications to the Company's suitability review process and to offer a review process to Minnesota seniors who had purchased deferred fixed annuities since 2001. The Company is also subject to ongoing market conduct examinations and investigations by several state insurance regulators. In some instances, these examinations may lead to enforcement proceedings, which could result in modifications to the Company's business processes, remediation, and/or penalties. In February 2008, the Company agreed to a settlement with the California Department of Insurance arising out of a market conduct examination report and related enforcement proceeding issued in 2006. While denying the Department's allegations, the Company agreed to adopt additional modifications to the Company's suitability review process, to certain enhancements to the Company's existing processes and to payment of certain







                                       69                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    penalties, contributions, and costs. The impact of these settlements was not material to the Consolidated Financial Statements.

    In December 2008, the SEC adopted a rule having the effect of categorizing most fixed-indexed annuity products as securities. This rule, when effective, will subject issuers of fixed-indexed annuity products to SEC jurisdiction for purposes of registration and disclosure, advertising and marketing, suitability, and requirements as to the distribution of products through registered broker-dealers. The rule will also have the effect of subjecting distribution and advertising of fixed-indexed annuity products to the jurisdiction of the Financial Industry Regulatory Authority. The rule, which was published in the Federal Register on January 8, 2009, is expected to be effective in January of 2011. Several insurance companies issuing fixed-indexed annuity products have filed a lawsuit challenging the validity of the rule. As a result, there is not complete certainty as to whether, when, or in what form the rule will finally become effective.

    It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

    This could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

    The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when principals of the field marketing organizations choose to exercise certain available options. The exercise period for the various put options ranges from one to eight years, the latest of which expires in 2016. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $24,755.

    The Company has limited partnership investments that do not require a commitment of capital. The Company had capital commitments of $0 and $68,818, of which $0 and $53,394 has been funded, at December 31, 2008 and 2007, respectively.

    The Company has private placement investments that do not require a commitment of capital. The Company had capital commitments of $0 and $33,000 at December 31, 2008 and 2007, respectively.







                                       70                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The  Company   has   commercial   mortgage  loan  investments  that  require
    commitments of capital within the next year. The Company had capital commitments of $118,900 and $182,360 at December 31, 2008 and 2007, respectively. These commercial mortgage loan commitments were funded in January and February 2009.

    The Company leases office space and certain furniture and equipment pursuant to operating leases. Expense for all operating leases was $4,980, $5,454, and $9,739 in 2008, 2007, and 2006, respectively. A partial buyout of an operating lease during 2006 and the subsequent refinancing as a capital lease reduced future minimum lease payments required under these leases. The future minimum lease payments required under operating leases are as follows:

2009                                   $            3,649
2010                                                2,425
2011                                                1,605
2012                                                1,222
2013 and beyond                                     2,298
                                          -------------------
                 Total                 $           11,199
                                          ===================

    During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company's headquarters. Expense for all capital leases was $2,717, $3,120, and $64 in 2008, 2007, and 2006, respectively. The future minimum lease payments and present value of the net minimum lease payments are as follows:




2009                                              $     2,731
2010                                                      886
2011                                                      886
2012                                                      886
2013 and beyond                                           831
                                                     ------------
                 Total minimum lease payments           6,220
Less executory costs (estimated)                          390
                                                     ------------
                 Net minimum lease payments             5,830
Less imputed interest                                     339
                                                     ------------
                                                     ------------
                 Present value of net minimum
                    lease payments                $     5,491
                                                     ============






                                       71                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years, with some leases containing renewal options. Under net leases, in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2008 are as follows:

2009                                     $           19,792
2010                                                 15,658
2011                                                 14,629
2012                                                 13,027
2013 and beyond                                      23,201
                                            -------------------
                 Total                   $           86,307
                                            ===================


(20)CAPITAL STRUCTURE

    The Company is authorized to issue three types of capital stock, as outlined in the table below:






                            Authorized,                                                          Voluntary or
                            issued, and        Par value,                                         involuntary
                            outstanding        per share           Redemption rights          liquidation rights
                          ----------------   ---------------   --------------------------  --------------------------
Common stock                 40,000,000   $          1.00                 None                       None
                             20,000,001
                             20,000,001
Preferred stock:
    Class A                 200,000,000   $          1.00          Designated by Board        Designated by Board
                             18,903,484                          for each series issued     for each series issued
                             18,903,484
    Class A, Series A         8,909,195   $          1.00         $35.02 per share plus      $35.02 per share plus
                              8,909,195                           an amount to yield a       an amount to yield a
                              8,909,195                             compounded annual          compounded annual
                                                                   return of 6%, after        return of 6%, after
                                                                  actual dividends paid      actual dividends paid
    Class A, Series B        10,000,000   $          1.00         $35.02 per share plus      $35.02 per share plus
                              9,994,289                           an amount to yield a       an amount to yield a
                              9,994,289                             compounded annual          compounded annual
                                                                   return of 6%, after        return of 6%, after
                                                                  actual dividends paid      actual dividends paid
    Class B                 400,000,000   $          1.00          Designated by Board        Designated by Board
                                      -                          for each series issued     for each series issued
                                      -






                                       72                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

    Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

    As discussed in notes 2 and 16 to these Consolidated Financial Statements, the Company carried out various capital transactions with related parties during 2008, 2007, and 2006.

(21)FOREIGN CURRENCY TRANSLATION

    An analysis of foreign currency translation, net of tax, (as described in note 2) for the respective years ended December 31 follows:

                                                                      2008                 2007                 2006
                                                                ------------------   ------------------   ------------------
Beginning amount of cumulative translation adjustments       $          14,409    $           7,889    $           7,759
    Aggregate adjustment for the period
        resulting from translation adjustments                            (12,187)           10,032                  198
    Amount of income tax benefit (expense) for
        the period related to aggregate adjustment                       4,265                  (3,512)                 (68)
                                                                ------------------   ------------------   ------------------
    Net aggregate translation included in equity                           (7,922)            6,520                  130
                                                                ------------------   ------------------   ------------------
Ending amount of cumulative translation adjustments          $           6,487    $          14,409    $           7,889
                                                                ==================   ==================   ==================
Canadian foreign exchange rate at end of year                             0.81004              1.01322              0.85933


(22)SUBSEQUENT EVENTS

    On January 12, 2009, Allianz SE closed the sale of 100% of the outstanding stock of Dresdner Bank, including its subsidiaries discussed in note 16, to Commerzbank AG. The effect of the sale is that Dresdner bank is no longer an affiliate of the Company. The sale did not have an impact on the Company's Consolidated Financial Statements and is not expected to have an impact in the future.

    The Hartford Notes referenced in note 16 were downgraded by Standard & Poor's on March 3, 2009 from BBB- to BB+, which is below investment grade. This gives the Company the right to sell the bonds to Allianz SE at par value. The Company has chosen not to exercise the right at this time.

    The Company received a capital contribution on February 25, 2009 from AZOA for $300,000. On a Statutory basis, the Company was granted approval from the Minnesota Department of Commerce to record this as a receivable and capital contribution as of December 31, 2008. See note 18 for information about the Company's statutory capital and surplus.

    On March 23, 2009, the Company announced suspension of sales of the living benefit riders on its primary variable annuity product family, effective March 31, 2009.


                                                                                                                       Schedule I
                                                             ALLIANZ LIFE INSURANCE COMPANY
                                                            OF NORTH AMERICA AND SUBSIDIARIES
                                           Summary of Investments - Other Than Investments in Related Parties
                                                                    December 31, 2008
                                                                                                                   Amount at
                                                                                                                   which shown
                                                                                                                   in the
                                                                                                                   Consolidated
                                  Type of investment                Cost (1)             Fair value                Balance Sheet
-------------------------------------------------------------   -------------------   -------------------   -------------------
Fixed-maturity securities:
     Available-for-sale fixed-maturity securities:
        U.S. government                                      $          697,066    $          886,106    $          886,106
        Agencies not backed by the full faith
           and credit of the U.S. government                            119,797               131,540               131,540
        States and political subdivisions                               301,441               309,776               309,776
        Foreign government                                              203,776               226,130               226,130
        Public utilities                                              1,727,221             1,783,120             1,783,120
        Corporate securities                                         20,220,773            20,646,663            20,646,663
        Mortgage-backed securities                                   12,210,356            12,697,016            12,697,016
        Collateralized mortgage obligations                              40,792                45,717                45,717
                                                                -------------------   -------------------   -------------------
                 Total available-for-sale
                 fixed-maturity securities                           35,521,222            36,726,068            36,726,068
                                                                -------------------   -------------------   -------------------
     Trading fixed-maturity securities:
        U.S. government                                                 579,993               723,276               723,276
        Agencies not backed by the full faith
           and credit of the U.S. government                             20,602                23,944                23,944
        States and political subdivisions                                59,963                57,974                57,974
        Foreign government                                               45,516                47,671                47,671
        Public utilities                                                319,609               305,806               305,806
        Corporate securities                                          3,653,831             3,237,355             3,237,355
        Mortgage-backed securities                                      945,816               758,357               758,357
        Collateralized mortgage obligations                              10,130                 7,651                 7,651
                                                                -------------------   -------------------   -------------------
                 Total trading fixed-maturity securities              5,635,460             5,162,034             5,162,034
                                                                -------------------   -------------------   -------------------
                                                                -------------------   -------------------   -------------------
                 Total fixed-maturity securities                     41,156,682            41,888,102            41,888,102
                                                                -------------------   -------------------   -------------------
Equity securities:
     Available-for-sale equity securities:
        Common stocks:
           Industrial and miscellaneous                                      84                    75                    75
     Trading equity securities:
        Common stocks:
           Industrial and miscellaneous                                  13,360                 9,527                 9,527
                                                                -------------------   -------------------   -------------------
                 Total equity securities                                 13,444    $            9,602                 9,602
                                                                -------------------   ===================   -------------------
Other investments:
     Mortgage loans on real estate                                    4,838,373                                   4,838,373
     Short-term securities                                            1,496,911                                   1,496,911
     Derivatives                                                        631,315                                     631,315
     Real estate                                                        322,418                                     322,418
     Loans to affiliates                                                723,802                                     723,802
     Policy loans                                                       174,599                                     174,599
     Partnerships                                                         2,437                                       2,437
     Investment in equity method investees                                1,025                                       1,025
                                                                -------------------                         -------------------
                 Total other investments                              8,190,880                                   8,190,880
                                                                -------------------                         -------------------
                                                                -------------------                         -------------------
                 Total investments                           $       49,361,006                          $       50,088,584
                                                                ===================                         ===================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.
See accompanying report of independent registered public accounting firm.



                         ALLIANZ LIFE INSURANCE COMPANY
                       OF NORTH AMERICA AND SUBSIDIARIES
                      Supplementary Insurance Information


                                                                                                                       Schedule II



                              December 31,                                                         Year ended December 31,
---------------------------------------------------------------   ------------------------------------------------------------------
                                   Future
                                   benefit
                                   reserves                       Net premium
                                   and policy            Policy   revenue      Interest            Net change   Net change
           Deferred    Deferred    and contract          and      and other    and                 in deferred  in policy      Other
           Acquisition sales       account     Unearned  contract contract     similar    Net      sales       acquisition operating
           costs       inducements balances    premiums  claims considerations income,net benefits inducements* costs**     expenses
------------------------------------------------------------------------------------------------------------------------------------
2008
Life        $  238,049  $    (636) $ 2,133,880 $  5,670 $ 19,593 $   86,037 $   45,538  $   53,206 $    108    $(52,701)$    113,165
------------------------------------------------------------------------------------------------------------------------------------
Annuities    7,912,800   1,098,442  57,349,485  197,912      150    916,525  2,837,141   2,471,795 (327,604) (2,731,925)   1,312,587
------------------------------------------------------------------------------------------------------------------------------------

Accident
and health     102,653         -     1,256,315   68,174  280,478    124,075     25,593      87,022      -           562       38,909
------------------------------------------------------------------------------------------------------------------------------------
            $8,253,502  $1,097,806 $60,739,680 $271,756 $300,221 $1,126,637 $2,908,272  $2,612,023 $(327,496) $(2,784,064)$1,464,661
-------------===========-=========--===========--========-==========-==========-==================================================--

------------------------------------------------------------------------------------------------------------------------------------
2007
Life        $  188,301  $    (264) $ 2,055,549 $    186 $ 19,952 $   70,955 $   43,857  $   61,244 $    8,046  $ (23,490)$    83,638
------------------------------------------------------------------------------------------------------------------------------------
Annuities    5,283,977    768,180   50,737,462  149,998        -    679,317  2,503,764   1,658,779    (91,216)  (609,862)  1,532,096
------------------------------------------------------------------------------------------------------------------------------------
Accident
and health     103,214         -     1,061,074   67,223  298,153    128,585     19,866      82,937      -       (17,383)      70,702
------------------------------------------------------------------------------------------------------------------------------------
            $5,575,492  $ 767,916  $53,854,085 $217,407 $318,105 $  878,857 $2,567,487  $1,802,960 $  (83,170) $(650,735) $1,686,436
-------------===========-=========--===========--========-==========-==========-==================================================--

------------------------------------------------------------------------------------------------------------------------------------
2006
Life        $  170,869  $   8,393  $ 1,934,148 $    190 $ 15,215  $  61,008 $   38,414  $   46,474 $   (5,930) $(24,179)  $   72,942
------------------------------------------------------------------------------------------------------------------------------------
Annuities    5,008,526    712,929   45,909,869  201,549        -    504,556  2,087,182   2,224,837   (133,209) (998,281)   1,467,394
------------------------------------------------------------------------------------------------------------------------------------
Accident
and health      85,831         -       879,263   60,765  389,587    293,674     17,247     246,033      -      (27,186)      120,617
------------------------------------------------------------------------------------------------------------------------------------
            $5,265,226  $ 721,322  $48,723,280 $262,504 $404,802 $ 859,238 $2,142,843 $2,517,344 $ (139,139) $(1,049,646) $1,660,953
-------------===========-=========--===========--========-==========-==========-==================================================--


* See note 10 for aggregate gross amortization of deferred sales inducements. **See note 9 for aggregate gross amortization of deferred acquisition costs.

See accompanying report of independent registered public accounting firm

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                                    Reinsurance

                                                                                                                   Schedule III


                                                    ALLIANZ LIFE INSURANCE COMPANY
                                                  OF NORTH AMERICA AND SUBSIDIARIES

                                                             Reinsurance
                                                                                                                 Percentage
                                                           Ceded                Assumed                           of amount
                                         Direct           to other             from other         Net              assumed
            Years ended                  amount          companies             companies         amount            to net
---------------------------------   ------------------   ---------------   -------------------   ------------  ----------------
December 31, 2008:

     Life insurance in force     $      23,565,296     $  23,343,902    $        8,722,528    $  8,943,922               97.5%
                                    ------------------   ---------------   -------------------   ------------  ----------------

     Premiums:
        Life                     $         128,994     $      66,024    $           22,941    $     85,911               26.7%
        Annuities                          919,284             2,004                     (754)     916,526                (0.1)
        Accident and health                227,905           122,005                18,300         124,200                14.7
                                    ------------------   ---------------   -------------------   ------------  ----------------
                 Total premiums  $       1,276,183     $     190,033    $           40,487    $  1,126,637                3.6%
                                    ==================   ===============   ===================   ============  ================

December 31, 2007:

     Life insurance in force     $      21,558,390     $  21,380,158    $        9,487,390    $  9,665,622               98.2%
                                    ------------------   ---------------   -------------------   ------------  ----------------

     Premiums:
        Life                     $         121,600     $      75,160    $           24,515    $     70,955               34.6%
        Annuities                          677,832               (2,258)                 (774)     679,316                (0.1)
        Accident and health                259,045           182,914                52,455         128,586                40.8
                                    ------------------   ---------------   -------------------   ------------  ----------------
                 Total premiums  $       1,058,477     $     255,816    $           76,196    $    878,857                8.7%
                                    ==================   ===============   ===================   ============  ================

December 31, 2006:

     Life insurance in force     $      19,670,790     $  21,512,211    $       10,097,563    $  8,256,142              122.3%
                                    ------------------   ---------------   -------------------   ------------  ----------------

     Premiums:
        Life                     $         110,030     $      71,272    $           22,250    $     61,008               36.5%
        Annuities                          504,051               (1,663)               (1,158)     504,556                (0.2)
        Accident and health                404,556           251,341               140,459         293,674                47.8
                                    ------------------   ---------------   -------------------   ------------  ----------------
                 Total premiums  $       1,018,637     $     320,950    $          161,551    $    859,238               18.8%
                                    ==================   ===============   ===================   ============  ================

See accompanying report of independent registered public accounting firm.


                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Consolidated Balance Sheets as of December 31, 2008 and 2007.
    3.     Consolidated Statements of Operations for the years ended December 31, 2008, 2007 and 2006.
    4.     Consolidated Statements of Comprehensive Income for the years ended December 31, 2008, 2007 and 2006.
    5.     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.
    6.     Consolidated Statements of Cash Flows for the years ended December 31,2008, 2007 and 2006.
    7.     Notes to Consolidated Financial Statements - December 31, 2008, 2007 and 2006.
    8.     Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2008.
    3.     Statements of Operations for the year or period ended December 31, 2008.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2008 and 2007.
    5.     Notes to Financial Statements - December 31, 2008.


b.  Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1)incorporated by reference as exhibit EX-99.B1.
     2.   Not Applicable
     3.a. Principal Underwriter Agreement by and between North American Life and
          Casualty Company on behalf of NALAC Financial Plans, Inc. dated
          September 14, 1988.(3)incorporated by reference as exhibit EX-99.B3.a.
          (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial
          Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)
     b.   Copy of Broker-Dealer Agreement between North American Life and
          Casualty Company and NALAC Financial Plans, Inc. dated November 19,
          1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September
          30, 2002; Amendment #3 dated October 1, 2003.(12)incorporated by reference as exhibit EX-99.B3.b. (North American Life and Casualty
          Company is the predecessor to Allianz Life Insurance Company of North
          America. NALAC Financial Plans, Inc, is the predecessor to USAllianz
          Investor Services, LLC, which is the predecessor to Allianz Life
          Financial Services, LLC.)
     c.   Form of General Agency Agreement with Allianz Life Financial Services,
          LLC. (10)incorporated by reference as exhibit EX-99.B3.b.

     4. Individual Variable Annuity Contract(2)incorporated by reference as exhibit EX-99.B4.

     5. Application for Individual Variable Annuity Contract(2) incorporated by reference as exhibit EX-99.B5.

     6.(i)Copy of Certificate of the Amendment of Charter of the Company dated
          October 5, 1988 and the Declaration of Intention and Charter dated
          August 26, 1996(10)incorporated by reference as exhibit EX-99.B6.(i).
      (ii)Copy of the Restated Bylaws of the Company (as amended October 2,
          1996)(10)incorporated by reference as
          exhibit EX-99.B6.(ii).

     7.   Not Applicable

    8.a.  22c-2 Agreements (13)incorporated by reference as exhibit EX-99.B8.a.
     b. 22c-2 Agreement-BlackRock Distributors, Inc.(14)incorporated by reference as exhibit EX-99.B8.b.

     c.   Copy of Participation Agreement between BlackRock Series Fund, Inc.,
          BlackRock Distributors, Inc., Allianz Life Insurance Co. of North
          America, and Allianz Life Financial Services, LLC (14)incorporated by reference as exhibit EX-99.B8.c.
     d.   Copy of Adminstrative Service Agreement between BlackRock Advisors,
          LLC and Allianz Life (14)incorporated by reference as exhibit EX-99.B8.d.

     e.   Copy of Participation Agreement between Davis Variable Account Fund,
          Inc., Davis Distributors, LLC and Allianz Life Insurance Company of
          North America, dated 11/1/1999(6)incorporated by reference as exhibit
          EX-99.B8.e.
     f.   Copy of Amendment to Participation Agreement between Davis Variable
          Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance
          Company of North America dated 5/1/08(14) incorporated by reference as exhibit EX-99.B8.f.

     g.   Copy of Administrative Services Agreement between The Dreyfus
          Corporation and Allianz Life Insurance Company of North America, dated
          5/1/2002(12)incorporated by reference as exhibit EX-99.B8.f.
     h.   Copy of Amendments to Administrative Services Agreement between The
          Dreyfus Corporation and Allianz Life Insurance Company of North
          America, dated 8/7/02, 10/16/06(12)incorporated by reference as exhibit EX-99.B8.g.
     i.   Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service
          Corporation and USAllianz Investor Services, LLC (predecessor to
          Allianz Life Financial Services, LLC.), dated 5/1/2002(12)incorporated by reference as exhibit EX-99.B8.h.
     j.   Copy of Fund Participation Agreement between Allianz Life Insurance
          Company of North America, Dreyfus Investment Portfolios and The
          Dreyfus Life and Annuity Index Fund, dated 5/1/2002(7)incorporated by reference as exhibit EX-99.B8.h.
     k.   Copy of Amendment to Fund Participation Agreement between Allianz Life
          Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007(13) incorporated by reference as exhibit EX-99.B8.j.

     l.   Copy of Administrative Services Agreement between Franklin Templeton
          Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(9)incorporated by reference as exhibit EX-99.B8.ac.
     m.   Copy of Amendment to Administrative Services Agreement between
          Franklin Templeton Services LLC and Allianz Life Insurance Company of
          North America, dated 8/8/2008(14) incorporated by reference as exhibit
          EX-99.B8.h.
     n.   Copy of Participation Agreement between Franklin Templeton Variable
          Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
          Allianz Life Insurance Company of North America and USAllianz Investor
          Services, LLC (the predecessor to Allianz Life Financial Services,
          LLC.), and dated 10/1/2003(9)incorporated by reference as exhibit
          EX-99.B8.h.
     o.   Copy of Amendment to Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton
          Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life
          Financial Services, LLC.), dated 5/1/08(14) incorporated by reference as exhibit EX-99.B8.j.

     p.   Copy of Participation Agreement between Premier VIT, Allianz Life
          Insurance Company of North America and Allianz Global Investors
          Distributors LLC, dated 5/1/2006(11)incorporated by reference as exhibit EX-99.B8.ai.
     q. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated
          5/1/2006(11)incorporated by reference as exhibit EX-99.B8.aj.
     r.   Copy of Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
          America, dated 12/1/1999(8)incorporated by reference as exhibit
          EX-99.B8.u.
     s.   Copy of Amendment to Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
          America, dated 2/1/00(12)incorporated by reference as exhibit
          EX-99.B8.r.
     t.   Copy of Participation Agreement between Oppenheimer Variable Account
          Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of
          North America, dated 12/1/1999(6)incorporated by reference as exhibit
          EX-99.B8.n.
     u.   Copy of Amendments to Participation Agreement between Oppenheimer
          Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life
          Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04,
          4/29/05, 5/1/06(12)incorporated by reference as exhibit EX-99.B8.t.

     v.   Copy of Amended and Restated Services Agreement between Pacific
          Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(12)incorporated by reference as exhibit EX-99.B8.u.
     w. Copy of Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds
          Distributors LLC, dated 12/1/1999(4)incorporated by reference as exhibit EX-99.B8.i.
     x.   Copy of Amendments to Participation Agreement between Allianz Life
          Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02,
          5/1/03, 4/30/04, 4/29/05(12)incorporated by reference as exhibit
          EX-99.B8.w.
     y.   Copy of Distribution Services Agreement between Allianz Life Insurance
          Company of North America and Allianz Global Investors Distributors,
          LLC, dated 01/01/2007(12)incorporated by reference as exhibit
          EX-99.B8.x.

     z.   Copy of Services Agreement between Prudential Investment Management
          Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000(8)incorporated by reference as exhibit EX-99.B8.w.
     aa.  Copy of Amendment to Services Agreement between Prudential Investment
          Management Services LLC and Allianz Life Insurance Company of North
          America, dated 9/9/2002(12)incorporated by reference as exhibit
          EX-99.B8.z.
     ab.  Copy of Fund Participation Agreement between Allianz Life Insurance
          Company of North America, The Prudential Series Fund, Inc., Prudential
          Investments Fund Management LLC, and Prudential Investment Management
          Services, LLC, dated 12/15/2000(5)incorporated by reference as exhibit
          EX-99.B8.k.

     ac. Copy of Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated
          12/16/1999(8)incorporated by reference as exhibit EX-99.B8.x.
     ad.  Copy of Fund Participation Agreement between Seligman Portfolios, Inc.
          and Allianz Life Insurance Company of North America, dated
          12/1/1999(6)incorporated by reference as exhibit EX-99.B8.j.
     ae.  Copy of Amendments to Participation Agreement between Seligman
          Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(12)incorporated by reference as exhibit EX-99.B8.ad.

    9.     Opinion and Consent of Counsel*
    10.    Consent of Independent Registered Public Accounting Firm*
    11.    Not Applicable
    12.    Not Applicable
    13.    Power of Attorney(14)incorporated by reference as exhibit EX-99.B13.

* Filed herewith

(1) Incorporated by reference from Post-Effective Amendment No.14 to Registrant's Form N-4 (File Nos. 33-23035 and 811-05618) electronically filed on October 27, 1995.
(2) Incorporated by reference from Post-Effective Amendment No.15 to Registrant's Form N-4 (File Nos. 33-23035 and 811-05618) electronically filed on April 18, 1996.
(3) Incorporated by reference from Post-Effective Amendment No.17 to Registrant's Form N-4 (File Nos. 33-23035 and 811-05618) electronically filed on April 25, 1997.
(4) Incorporated by reference from Post-Effective Amendment No. 8 Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on April 27, 2000.
(5) Incorporated by reference from Post Effective Amendment No.2 to
    Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 30, 1999.
(7) Incorporated by reference from Registrant's Post-Effective Amendment No.3 to Allianz Life Variable Account A Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(8) Incorporated by reference from Registrant's Post-Effective Amendment No.12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(9) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(10)Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
(11)Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(12)Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(13)Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.
(14)Incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.

ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Charles M. Kavitsky                                Director
     -------------------------------------------------- ------------------------------------------------------
     Giulio Terzariol                                   Director, Vice President, Chief Financial Officer
                                                        and Treasurer
     -------------------------------------------------- ------------------------------------------------------
     Gary C. Bhojwani                                   Director, President and Chief Executive Officer
     -------------------------------------------------- ------------------------------------------------------
     Neil H. McKay                                      Senior Vice President and Chief Actuary
     -------------------------------------------------- ------------------------------------------------------
     Axel Zehren                                        Senior Vice President, Chief Investment Officer
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Senior Vice President, Chief Distribution Officer
     -------------------------------------------------- ------------------------------------------------------
     Maureen Phillips                                   Senior Vice President, General Counsel and Secretary
     -------------------------------------------------- ------------------------------------------------------
     Stewart Gregg                                      Vice President, Chief Legal Officer of Separate
                                                        Accounts and Assistant Secretary
     -------------------------------------------------- ------------------------------------------------------
     Stephen Simon                                      Chief Compliance Officer of Separate Accounts
     -------------------------------------------------- ------------------------------------------------------
     Dr. Helmut Perlet                                  Director Allianz AG (Holding)
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Jay Ralph                                          Director and Chairman of the Board
     Allianz SE
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Clement Booth                                      Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Brigitte Bovermann                                 Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Peter Huehne                                       Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     Michael E. LaRocco                                 Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     Jill Paterson                                      Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2009 there were 5,206 Contract Owners of qualified and 10,332 non-qualified contracts.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                      Allianz Life of NY Variable Account C

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Robert DeChellis           Chief Executive Officer, President and Governor

Thomas Burns               Governor

Angela Forsman             Chief Financial Officer and Vice President

Catherine Q. Farley        Senior Vice President

Jeffrey W. Kletti          Senior Vice President

Michael Brennan            Chief Compliance Officer

Stewart D. Gregg           Vice President and Secretary

Carol Dunn                 Assistant Secretary


c.
For the period 1-1-2008 to 12-31-2008:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services, LLC   $198,319,091.42             $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $198,319,091.42 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 16th day of April, 2009.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel

                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By:     GARY C. BHOJWANI*
                                      ------------------------------
                                           Gary C. Bhojwani
                                    President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 16th day of April, 2009.

Signature  and  Title

Gary C. Bhojwani*          Director, President and Chief Executive Officer
Gary C. Bhojwani

Giulio Terzariol*          Director, Vice President,
Giulio Terzariol           Chief Financial Officer and Treasurer

Peter Huehne*              Director
Peter Huehne

Charles Kavitsky*          Director
Charles Kavitsky

Michael LaRocco*           Director
Michael LaRocco

Jill Paterson*             Director
Jill Paterson



                               *By    Power of Attorney filed as Exhibit 13
                                      to this Registration Statement


                                By: /S/ STEWART D. GREGG
                                    --------------------
                                    Stewart D. Gregg
                                    Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 36
                                       TO
                                    FORM N-4
                        (FILE NOS.33-23035 AND 811-05618)
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS

EX-99.B9 Opinion and Consent of Counsel
EX-99.B10 Consent of Independent Registered Public Accounting Firm